1933 Act File No.
                                                      1940 Act File No.


                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933.....
                                                                  -----

Pre-Effective Amendment No.      ...........................
                            -----                                 -----

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                                                  -----

Amendment No.      .........................................

                                  BBH TRUST
              (Exact name of Registrant as specified in charter)
                               40 Water Street
                         Boston, Massachusetts 02109
                   (Address of Principal Executive Offices)
             Registrant's Telephone Number, Including Area Code:
                                (800) 625-5759



                        Corporation Services Company,
        2711 Centerville Road, Suite 400, Wilmington, Delaware 19808.
                   (Name and Address of Agent for Service)


 Approximate Date of Proposed Public Offering As soon as possible after the effectiveness of the Registration
                                     Statement


Pursuant to the provisions of Rule 24f-2 of the Investment Company Act of 1940, Registrant hereby elects to register an indefinite number of shares.

                        Amendment Pursuant to Rule 473

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said Section 8(a), may determine.



                                   Copy to:
                        JOHN E. BAUMGARDNER, JR., ESQ.
                             Sullivan & Cromwell
                  125 Broad Street, New York, New York 10004


PROSPECTUS
JANUARY XX, 2006

BBH INTERNATIONAL EQUITY FUND
CLASS N SHARES
CLASS I SHARES

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION (SEC) OR ANY STATE SECURITIES
COMMISSION, NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


CONTENTS

Investment Objective

Principal Investment Strategies

Principal Risk Factors

Fund Performance

Fees and Expenses of the Fund

Investment Adviser

Shareholder Information

Financial Highlights

Additional Information



INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide investors with long-term maximization of total return, primarily through capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances at least 80% of the assets of the Fund are invested in equity securities of companies in the developed markets of the world, excluding the United States and Canada. Developed markets are those markets included in the Morgan Stanley Capital International--Europe Australia Far East Index. The Fund may also from time to time invest up to 15% of its assets, at the time of purchase, in emerging markets of the world. Although the Fund is expected to invest primarily in common stocks, it may also purchase other securities with equity characteristics, including securities convertible into common stock, rights and warrants. The Fund may purchase these equity securities directly or in the form of American Depository Receipts, Global Depositary Receipts or other similar securities representing securities of foreign-based companies national security exchanges or over-the-counter markets.

The Fund employs a manager of managers approach whereby portions of the Fund are allocated to different investment subadvisers who employ distinct investment styles. The Fund currently uses one subadviser that employs a growth style and one that employs a value style. In addition, the Investment Adviser may also manage a portion of the Fund's assets in a core style of investing.

Value style emphasizes investments in equity securities of companies that appear to be undervalued relative to their intrinsic value based on earnings, book or asset value, revenues, and cash flow. Growth style emphasizes investments in equity securities of companies with above-average earnings growth prospects. Core style emphasizes selection of undervalued securities from the broad equity market in order to replicate country and sector weightings of a broad international market index. The subadvisers will select the individual equity securities for the assets assigned to them.

Other subadvisers may be added in the future to complement these styles. The Investment Adviser monitors the allocation between the subadvisers to achieve its diversification goals, and rebalances assets among subadvisers from time-to-time based on its assessment of market trends with the objective of enhancing the total rate of return over a full market cycle and dampening return volatility. The Investment Adviser monitors the subadvisers by reviewing their portfolio performance and characteristics, departures of key personnel and other relevant topics. Quantitative evaluations including evaluations of performance and portfolio characteristics will be performed at least quarterly.

The Investment Adviser may invest the Fund's assets that it manages in stock index futures, equity index swaps, exchange traded funds or other similar investments to expose those assets to the performance of the international equity markets or market sectors. The Investment Adviser also manages the Fund's liquidity reserves and invests those reserves in liquid short-term investments, including deposits with the custodian and other banks.

The Fund buys and sells securities denominated in currencies other than the U.S. dollar. Interest, dividends and sale proceeds on such securities are received in currencies other than the U.S. dollar. The Fund enters into foreign currency exchange transactions from time to time to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Fund may purchase currency forwards for the purpose of hedging the value of securities purchased or intended to be purchased.

Because the Fund refers to equity investments in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in equity securities under normal circumstances.

PRINCIPAL RISK FACTORS

The principal risks of investing in the Fund and the circumstances reasonably likely to adversely affect an investment are described below. The share price of the Fund changes daily based on market conditions and other factors. A shareholder may lose money by investing in the Fund.

Market Risk:

This is the risk that the price of a security will fall due to changing economic, political or market conditions, or due to a company's individual situation.


Foreign Investment Risk:

Investing in equity securities of foreign-based companies involves risks not typically associated with investing in equity securities of companies organized and operated in the United States. Changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations may adversely affect the value of such investments. Changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the operations of the Fund. The economies of individual foreign nations differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. It may be more difficult to obtain and enforce a judgment against a foreign company. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on foreign investments as compared to dividends and interest paid to other funds by domestic companies.

In general, less information is publicly available with respect to foreign-based companies than is available with respect to U.S.
companies. Most foreign-based companies are also not subject to the uniform accounting and financial reporting requirements applicable to companies based in the United States.

In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of the New York Stock Exchange. Accordingly, foreign investments are less liquid so that the Fund may not be able to initiate a transaction or liquidate a position at an advantageous time or price. Prices of foreign securities are more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. companies, may affect portfolio liquidity. In buying and selling securities on foreign exchanges, fixed commissions are normally paid that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and companies in foreign countries than in the United States.

The foreign investments made by the Fund are in compliance with the currency regulations and tax laws of the United States and foreign governments. There may also be foreign government regulations and laws which restrict the amounts and types of foreign investments.

Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, and the Fund holds various foreign currencies from time to time, the value of its respective net assets as measured in U.S. dollars is affected favorably or unfavorably by changes in exchange rates. The Fund also incurs costs in connection with conversion between various currencies.

Developing Countries:

The Fund may invest the assets of the Fund in securities of issuers based in developing countries. Investments in securities of issuers in developing countries may involve a high degree of risk and many may be considered speculative. These investments carry all of the risks of investing in securities of foreign issuers outlined in this section to a heightened degree. These heightened risks include (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the small current size of the markets for securities of issuers in developing countries and the currently low or non-existent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict the Funds' investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) the absence of developed legal structures governing private or foreign investment and private property.

Diversification Risk:

The Fund is classified as "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that it is not limited by that Act with regard to the portion of its assets that may be invested in the securities of a single issuer. The possible assumption of large positions in the securities of a small number of issuers may cause performance to fluctuate to a greater extent than that of a diversified investment company as a result of changes in the financial condition or in the market's assessment of the issuers.

Derivatives Risk:

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset or index. The Fund's use of derivative instruments involves risk different from, or possibly greater than, the risk associated with investing directly in securities and other traditional investments. Derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset or index. By investing in a derivative instrument, the Fund could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Futures contracts are a type of derivative that the Fund may use for hedging purposes. The effectiveness of entering into futures contracts as a hedging technique depends upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements of the stock index selected. The value of a futures contract depends upon future movements in the level of the overall stock market measured by the underlying index before the closing out of the futures contract. Accordingly, the successful use of futures contracts is subject to the Investment Adviser's or a subadviser's ability both to select an appropriate index and to predict future price movements over the short term in the overall stock market. The incorrect choice of an index or an incorrect assessment of future price movements over the short term in the overall stock market may result in poorer overall performance than if a futures contract had not been purchased. Brokerage costs are incurred in entering into and maintaining futures contracts.

INVESTMENTS IN THE FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, BROWN BROTHERS HARRIMAN OR ANY OTHER BANK, AND THE SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER FEDERAL, STATE OR OTHER GOVERNMENTAL AGENCY.


FUND PERFORMANCE (To be filed by Amendment)

The Fund is a successor to a mutual fund of the same name, which was a series of BBH Fund, Inc. (the "Predecessor Fund").The Predecessor Fund was managed by Brown Brothers Harriman, the Fund's Investment Adviser. Prior to the Fund's commencement of operations date of January xx, 2006, the Fund had no investment operations. Accordingly, the performance information and financial information provided in this prospectus for the periods prior to that date is historical information of the Predecessor Fund.

The following bar chart and table gives an indication of the risks involved with an investment in the Fund. The bar chart shows changes in the performance of the Fund from year to year. The table shows how the average annual returns of the Fund for the periods indicated compare to those of a broad measure of market performance.

When you consider this information, please remember that the Fund's performance (before and after taxes) in past years is not necessarily an indication of how the Fund will do in the future.

Total Return for Class N Shares (% Per Calendar Year)

1996      8.05%
1997      1.05%
1998     16.17%
1999     44.60%
2000    (13.72%)
2001    (24.96%)
2002    (17.51%)
2003     26.98%
2004     18.79%

Highest and Lowest Return (Quarterly 1996-2004)

                        RETURN     QUARTER ENDING
Highest                 24.28%           12/31/1999
Lowest                  (13.77)%          9/30/1998

Average Annual Total Returns for Class N Shares (Through December 31,
2004)

                                                                  START
OF

PERFORMANCE
                                    1 YEAR     5 YEARS    (SINCE 4/1/95)*
CLASS N SHARES
Return Before Taxes                 18.79%     (4.17)%         4.85%
Return After Taxes on
  Distributions**                   18.81%     (4.20)%         4.67%
Return After Taxes on Distributions
  and Sale of Fund Shares**         12.54%     (3.44)%         4.20%
CLASS I SHARES
Return Before Taxes                 19.01%     (3.76)%         5.16%
MSCI-EAFE (reflects no deduction
  for fees, expenses
  or taxes)                         20.25%     (1.13)%         5.57%

* Prior to 10/25/02, the Fund achieved its investment objective by investing all of its assets in the BBH International Equity Portfolio. Historical total return information for Class N shares for any period or portion thereof prior to the Class' commencement of operations (6/7/97) will be that of the portfolio. Historical total return information for Class I shares prior to the Class' commencement of operations (10/25/02) will be that of Class N shares. Each Class' performance has been adjusted to assume that all charges, expenses and fees which are presently in effect for each class were deducted during such periods, as permitted by applicable SEC staff interpretations.

** After-Tax Returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns for Class I Shares will differ from those shown above for Class N Shares. After-Tax Returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



FEES AND EXPENSES OF THE FUND

The tables below describe the fees and expenses that an investor may pay if that investor buys and holds shares of the Fund.

Shareholder Fees
(Fees Paid Directly From an Investor's Account)


INTERNATIONAL EQUITY FUND
                                                      CLASS N
CLASS I

Maximum Sales Charge (Load)
Imposed on Purchases                            None          None
Maximum Deferred Sales Charge (Load)            None          None
Maximum Sales Charge (Load)
  Imposed on Reinvested Dividends               None          None
Redemption Fee (as a percentage of total
  redemption proceeds)(1)                       2.00%         2.00%
Exchange Fee                                    None          None

Annual Fund Operating Expenses
(Expenses That Are Deducted From Fund Assets As A Percentage Of Average Net Assets)

                                                      CLASS N     CLASS
I

Management Fee                                        0.65%       0.65%
Administration Fee                                    0.15%       0.15%
Shareholder Servicing Fee                             0.25%       None
Distribution (12b-1) Fee                              None        None
Other Expenses                                        N/A          N/A
                                                      ---          ---
Total Annual Fund Operating Expenses                  N/A          N/A

(1) The redemption fee applies to any shares redeemed within 30 days after purchase. See the section entitled "Redemption Fee" for more information on when and how this fee is applied.


EXAMPLE

This example is intended to help an investor compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that an investor invests $10,000 in the Fund for the time periods indicated and then sells all of his shares at the end of those periods. The example also assumes that an investment has a 5% return each year and that the operating expenses of the Fund remain the same as shown in the table above. Although actual costs on an investor's investment may be higher or lower, based on these assumptions the investor's costs would be:

                                                CLASS N      CLASS I

1 YEAR                                          $XXX        $XXX
3 YEARS                                         $XXX        $XXX
5 YEARS                                         $XXX        $XXX
10 YEARS                                        $XXX        $XXX

INVESTMENT ADVISER

The Investment Adviser to the Fund is Brown Brothers Harriman, Private Bankers, a New York limited partnership established in 1818. Brown Brothers Harriman has established a separately identifiable department
(SID) to provide investment advice to mutual funds. The SID is registered with the SEC under the Investment Advisers Act of 1940. The Investment Adviser is located at 140 Broadway, New York, NY 10005.

The Investment Adviser provides a broad range of investment management services for customers in the United States and abroad. At December 31, 2005, it managed total assets of approximately $XX billion.

The Investment Adviser employs a "manager-of-managers" investment approach, whereby it allocates the Fund's assets among the Fund's subadvisers--currently, Walter Scott & Partners Limited ("Walter Scott") and Mondrian Investment Partners Limited ("Mondrian"). Subject to the supervision of the Fund's Board of Trustees, the Investment Adviser oversees the subadvisers and evaluates their results. The Investment Adviser reviews portfolio performance, characteristics, departures of key personnel of the subadvisers and any other relevant topics. The Investment Adviser also analyzes and monitors economic trends and monetary policy on a continuous basis. The holdings of the Fund and the allocation of assets to the subadvisers are regularly reviewed with the objective of enhancing the total rate of return over a full market cycle and dampening return volatility.

A team of managers at Walter Scott is responsible for managing the growth component of the Fund. Walter Scott has been managing assets for its institutional clients since 1983. The address of Walter Scott is:
One Charlotte Square, Edinburgh, EHZ4DZ, UK.

A team of managers at Mondrian is responsible for managing the value component of the Fund. The address of Mondrian is: 3rd Floor, 80
Cheapside, London, England EC2V 6EE.

The Fund's SAI provides additional information about the Portfolio Managers' compensation, management of other accounts, and ownership of shares of the Fund.

The Investment Adviser receives a fee, computed daily and payable monthly, equal to 0.65% of the average daily net assets of the Fund. This fee compensates the Investment Adviser for its services and its expenses (such as salaries of its personnel). The Investment Adviser has delegated daily management of the Fund's assets to Walter Scott and Mondrian, who are paid by the Investment Adviser and not by the Fund.

Pursuant to an exemptive order the Fund and the Investmetn Adviser received from the SEC, the Investment Adviser may select and replace subadvisers and amend Subadvisory Agreements without obtaining shareholder approval.

SHAREHOLDER INFORMATION

Net Asset Value

The Trust normally determines the Fund's net asset value (NAV) per share once daily at 4:00 p.m., Eastern time on each day the New York Stock Exchange (NYSE) is open for regular trading. The determination of the Fund's NAV is made by subtracting from the value of the total assets of the Fund the amount of its liabilities and dividing the difference by the number of shares of the Fund outstanding at the time the determination is made.

The Trust values the assets in the Fund's portfolio on the basis of their market quotations and valuations provided by independent pricing services. If quotations are not readily available, the assets are valued at fair value in accordance with procedures established by the Trustees of the Trust. If events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by the Trustees of the Trust.

The NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

Securities Valuation Policies


The Fund has a valuation policy which requires each security to be valued as of the close of the NYSE at 4:00 p.m., Eastern time, each business day when determining the Fund's NAV.

The Fund employs a pricing vendor that uses a fair valuation model to establish daily valuations of portfolio securities. The model looks at each security in the portfolio and determines the correlation between the security and a set of market factors, such as the price of ADRs, futures, exchange-traded funds, and the U.S. market as measured by the 1000 largest domestic stocks. The model evaluates the security's beta compared to these factors to determine which factor should be used in determining its fair value. The model analyses data for the past 90 days for each factor. The model then determines the difference between the price of the factor at the local market close versus the price at 4 p.m. Eastern Time to calculate a percentage by which the closing price should be adjusted to reflect its fair value.

There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV.


Description of Share Classes

The Fund offers Class N shares and Class I shares through this prospectus. Currently purchases of Class I shares are only available to existing Class I shareholders. Class N shares and Class I shares of the Fund have different operating expenses. Neither Class N shares nor Class I shares convert to any other class of shares of the Fund. Class N shares and Class I shares of the Fund, may be purchased at NAV without a sales charge.

Purchase of Shares

The Trust offers shares of the Fund on a continuous basis at their NAV without a sales charge. The Trust reserves the right to determine the purchase orders for Fund shares that it will accept. Investors may purchase shares on any day the NAV is calculated. The Trust then executes purchases of Fund shares at the NAV per share next determined after the Trust receives the purchase order, including acceptable payment for such order. Shares are entitled to dividends declared, if any, starting as of the first business day following the day the Trust executes the purchase order on the books of the Trust.

An investor who has an account with an Eligible Institution or a Financial Intermediary may place purchase orders for Fund shares through that Eligible Institution or Financial Intermediary which holds such shares in its name on behalf of that customer pursuant to arrangements made between that customer and that Eligible Institution or Financial Intermediary. Each Eligible Institution or Financial Intermediary arranges payment for Fund shares on behalf of its customers. An Eligible Institution or a Financial Intermediary may charge a transaction fee on the purchase of Fund shares.

An investor who does not have an account with an Eligible Institution or Financial Intermediary must place purchase orders for Fund shares with the Trust through Citigroup Global Transaction Services, the Fund's Transfer Agent. Such investor's order will be priced at the NAV next calculated after the Fund receives payment and that payment has been converted into Federal Funds. Such an investor has such shares held directly in the investor's name on the books of the Trust and is responsible for arranging for the payment of the purchase price of Fund shares.


Investment Minimums*

Minimum initial and subsequent purchase amounts for the Fund vary depending on the class of shares you buy.

International Equity Fund

                                          CLASS N       CLASS I

Initial purchases                   $ 100,000    $ 5,000,000
Subsequent purchases                $  25,000    $    25,000

The minimum investment for Financial Intermediaries or Eligible
Institutions maintaining an omnibus account with the Fund is $25 million ($25,000,000).

* Brown Brothers Harriman, the fund's Shareholder Servicing Agent, may change these investment minimums from time to time. Each eligible institution and each financial intermediary may establish and amend from time to time a minimum initial and a minimum subsequent purchase requirements for its customers which currently is as low as $1,000.

Redemption of Shares

The Trust executes redemption requests at the NAV calculated after the Trust receives the redemption request. Shares continue to earn dividends declared, if any, through the business day that the Trust executes the redemption request on the books of the Trust.

Shareholders must redeem shares held by an Eligible Institution or a Financial Intermediary on behalf of such shareholder pursuant to arrangements made between that shareholder and that Eligible Institution or Financial Intermediary. The Trust pays proceeds of a redemption to that shareholder's account at that Eligible Institution or Financial Intermediary on a date established by the Eligible Institution or Financial Intermediary. An Eligible Institution or a Financial Intermediary may charge a transaction fee on the redemption of Fund shares.

Shareholders may redeem shares held directly in the name of a shareholder on the books of the Trust by submitting a redemption request to the Trust through the Transfer Agent. The Trust pays proceeds resulting from such redemption directly to the shareholder generally on the next business day after the redemption request is executed.

Redemptions by the Trust

The Shareholder Servicing Agent has established a minimum account size of $100,000 for Class N shares and $5,000,000 for Class I shares of the Fund, any or all of which may be changed from time to time. If the value of a shareholder's holdings in the Fund or class thereof falls below that amount because of a redemption of shares, the Trust reserves the right to redeem the shareholder's remaining shares. If such remaining shares are to be redeemed, the Trust will notify the shareholder and will allow the shareholder 60 days to make an additional investment to meet the minimum requirement before the redemption is processed. Each Eligible Institution and each Financial Intermediary may establish and change from time to time for their respective customers a minimum account size, each of which may be lower than that established by the Shareholder Servicing Agent.

Further Redemption Information

Redemptions of shares are taxable events on which a shareholder may realize a gain or a loss.

The Trust has reserved the right to pay redemption proceeds by a distribution in-kind of portfolio securities (rather than cash). In the event that the Trust makes an in-kind distribution, you could incur brokerage and transaction charges when converting the securities to cash. The Trust does not expect to make in-kind distributions, but if it does, the Trust will pay, during any 90-day period, your redemption proceeds in cash up to either $250,000 or 1% of the Trust's net assets, whichever is less.

The Trust may suspend a shareholder's right to receive payment with respect to any redemption or postpone the payment of the redemption proceeds for up to seven days and for such other periods as applicable law may permit.

Redemption Fee

Fund Shares that are redeemed within 30 days of purchase will be subject to a redemption fee of 2.00% of the total redemption proceeds. The redemption fee is payable to the Fund and is intended to reduce the impact on remaining investors in the Fund of the costs incurred by the Fund in meeting redemption requests from investors who are not long-term investors. For purposes of determining whether the redemption fee applies, shares held the longest will be redeemed first.

Dividends and Distributions

The Trust declares and pays to shareholders substantially all of each Fund's net income and realized net short-term capital gains at least annually as dividend, and substantially all of the Fund's realized net long-term capital gains annually as a capital gains distribution. The Trust may make an additional dividend and/or capital gains distribution in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund. The Trust pays dividends and capital gains distributions to shareholders of record on the record date. Unless a shareholder whose shares are held directly in the shareholder's name on the books of the Trust elects to have dividends and capital gains distributions paid in cash, the Trust automatically reinvests dividends and capital gains distributions in additional Fund shares without reference to the minimum subsequent purchase requirement. There are no sales charges for the reinvestment of dividends.

Each Eligible Institution and each Financial Intermediary may establish its own policy with respect to the reinvestment of dividends and capital gains distributions in additional Fund shares.

Taxes

Dividends are taxable to shareholders of the Fund as ordinary income, whether such dividends are paid in cash or reinvested in additional shares. Capital gains may be taxable at different rates depending on the length of time the Fund holds its assets. Capital gains distributions are taxable to shareholders as long-term capital gains, whether paid in cash or reinvested in additional shares and regardless of the length of time a particular shareholder has held Fund shares.

The treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Therefore, distributions to shareholders may be subject to additional state and local taxes. Shareholders are urged to consult their tax advisors regarding any state or local taxes.


FINANCIAL HIGHLIGHTS

      The Fund's fiscal year end is October 31. As this is the Fund's first fiscal year, financial information is not yet available.



ADDITIONAL INFORMATION

To reduce expenses, we mail only one copy of the Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1-800-625-5759 or if your shares are held through a financial institution please contact them directly. We will begin sending you individual copies thirty days after receiving your request.




Frequent Trading Policy

Frequent or short-term trading into and out of the Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt the Fund's investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), dilute the interests of other shareholders, increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund's NAV in advance of the time as of which NAV is calculated.

The Fund's Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Fund's Shares. As described above, the Fund imposes a fee on redemptions or exchanges of Fund Shares within 30 days of the date of purchase. The Fund also monitors trading in Fund Shares in an effort to identify disruptive trading activity.

In addition, each agreement among the Fund, its distributor, Eligible Institution and Financial Intermediary will contain representations concerning the Eligible Institution's and Financial Intermediary's policies and procedures to monitor and deter market timing.

No matter how the Fund defines its limits on frequent trading of Fund Shares, other purchases and sales of Fund Shares, not deemed to be frequent trading, may have adverse effects on the management of the Fund's portfolio and its performance.

The Fund's objective is that its redemption fees and restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which shares are held. However, the Fund anticipates that limitations on its ability to identify trading activity to specific shareholders, including where shares are held through an Eligible Institution or a Financial Intermediary in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

The Fund's management or the Adviser may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders and may preclude the shareholder from making further purchases or exchanges of Fund Shares.


Portfolio Holdings Information

Information concerning the Fund's portfolio holdings is available on the BBH website at www.bbhfunds.com. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website approximately 15 days after the end of the month and remains posted until replaced by the information for the succeeding month.

You may also access from the "Online Literature/Holdings Report" section of the website portfolio information as of the end of each of the Fund's fiscal quarters. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.


MORE INFORMATION ON THE FUND IS AVAILABLE FREE UPON REQUEST, INCLUDING THE FOLLOWING:

ANNUAL/SEMI-ANNUAL REPORT

Describes the Fund's performance, lists portfolio holdings and contains a letter from the Fund's Investment Adviser discussing recent market conditions, economic trends and Fund strategies that significantly affected the Fund's performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Provides more details about the fund and its policies and information on the Fund's non-principal investment strategies. A current SAI is on file with the SEC and is incorporated by reference (is legally considered part of this prospectus).

TO OBTAIN INFORMATION OR MAKE SHAREHOLDER INQUIRIES:
By telephone:                       Call 1-800-625-5759

By mail write to the Fund's Shareholder Servicing Agent:
                                    Brown Brothers Harriman
                                    140 Broadway
                                    New York, New York 10005

By E-mail send your request to:     bbhfunds@bbh.com

On the Internet:
Text-only versions of Fund documents, including a recent statement of Fund holdings, can be viewed online or downloaded from:
                                    Brown Brothers Harriman
                                    http://www.bbhfunds.com
                                    SEC
                                    http://www.sec.gov

You can also review or obtain copies by visiting the SEC's Public Reference Room in Washington, DC or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operations of the Public Reference Room may be obtained by calling 1-202-942-8090. Additionally, this information is available on the EDGAR database at the SEC's internet site at http://www.sec.gov. A copy may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

SEC file number: 811-06139.

                      STATEMENT OF ADDITIONAL INFORMATION

                         BBH INTERNATIONAL EQUITY FUND
                                 Class N Shares
                                 Class I Shares

                  40 Water Street, Boston, Massachusetts 02109

                                January xx, 2006


      BBH International Equity Fund (the "Fund") is a separate series of BBH Trust. (the "Trust"), and a management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund currently offers two classes of shares designated as Class N and Class I, respectively. The Trust is a Delaware statutory trust organized on October 28, 2005. The Fund is designed to enable investors to participate in the opportunities available in equity markets outside the United States and Canada. The investment objective of the Fund is to provide investors with long-term maximization of total return, primarily through capital appreciation. There can be no assurance that the investment objective of the Fund will be achieved.

The Fund is a successor to a mutual fund of the same name, which was a series of BBH Fund, Inc., (the Predecessor Fund") The Fund has the same investment objective and policies as its predecessor.

      Brown Brothers Harriman ("Brown Brothers Harriman") is the investment adviser (the "Investment Adviser") to the Fund. This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus for the Fund dated January XX, 2006, a copy of which may be obtained from the Trust at the address noted above.


Table of Contents

                                                                        Page

Investments                                                             3
      Investment Objective and Policies                                 3
      Investment Restrictions                                           10
Management                                                              12
      Board of Trustees                                                 17
      Code of Ethics                                                    18
      Voting Proxies on Fund Portfolio Securities                       19
      Portfolio Holdings Information                                    19
      Investment Adviser                                                22
Administrators                                                          25
      Distributor                                                       26
      Shareholder Servicing Agent                                       27
      Financial Intermediaries                                          27
      Eligible Institutions                                             28
      Expense Payment Agreement                                         28
      Custodian, Transfer and Dividend Disbursing Agent                 28
      Independent Registered Public Accounting Firm                     29
Net Asset Value                                                         29
Computation of Performance                                              30
Purchases and Redemptions                                               32
Federal Taxes                                                           32
Description of Shares                                                   36
Portfolio Brokerage Transactions                                        37
Additional Information                                                  39
Financial Statements                                                    40
Appendix - Listing of Service Providers                                 41


INVESTMENTS

INVESTMENT OBJECTIVE AND POLICIES

The following supplements the information contained in the Prospectus concerning the investment objective, policies and techniques of the Fund. In response to adverse market, economic, political and other conditions, the Investment Adviser may make temporary investments for the Fund that are not consistent with its investment objective and principal investment strategies. Such investments may prevent the Fund from achieving its investment objective.

Equity Investments

      Equity investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company's capital structure. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to convert. The provisions of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holder's claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holder's claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

      Domestic Investments

      The assets of the Fund are not invested in domestic securities (other than short-term instruments), except temporarily when extraordinary circumstances prevailing at the same time in a significant number of foreign countries render investments in such countries inadvisable.

Hedging Strategies

      Options on Stock. Subject to applicable laws and regulations and solely as a hedge against changes in the market value of portfolio securities or securities intended to be purchased, put and call options on stocks may be purchased for the Fund, although the current intention is not to do so in such a manner that more than 5% of the Fund's net assets would be at risk. A call option on a stock gives the purchaser of the option the right to buy the underlying stock at a fixed price at any time during the option period. Similarly, a put option gives the purchaser of the option the right to sell the underlying stock at a fixed price at any time during the option period.
To liquidate a put or call option position, a "closing sale transaction" may be made at any time prior to the expiration of the option which involves selling the option previously purchased.

      Covered call options may also be sold (written) on stocks, although in each case the current intention is not to do so. A call option is "covered" if the writer owns the underlying security.

      Options on Stock Indexes. Subject to applicable laws and regulations and solely as a hedge against changes in the market value of portfolio securities or securities intended to be purchased, put and call options on stock indexes may be purchased for the Fund, although the current intention is not to do so in such a manner that more than 5% of the Fund's net assets would be at risk. A stock index fluctuates with changes in the market values of the stocks included in the index. Examples of stock indexes are the Standard & Poor's 500 Stock Index (Chicago Board of Options Exchange), the New York Stock Exchange Composite Index (New York Stock Exchange), The Financial Times-Stock Exchange 100 (London Traded Options Market), the Nikkei 225 Stock Average (Osaka Securities Exchange) and Tokyo Stock Price Index (Tokyo Stock Exchange).

      Options on stock indexes are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a fixed price ("strike price"), an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the strike price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier". Receipt of this cash amount depends upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the price of the option. The amount of cash received is equal to such difference between the closing price of the index and the strike price of the option expressed in U.S. dollars or a foreign currency, as the case may be, times a specified multiple.

      The effectiveness of purchasing stock index options as a hedging technique depends upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements of the stock index selected. The value of an index option depends upon future movements in the level of the overall stock market measured by the underlying index before the expiration of the option. Accordingly, the successful use of options on stock indexes is subject to the Investment Adviser's ability both to select an appropriate index and to predict future price movements over the short term in the overall stock market. Brokerage costs are incurred in the purchase of stock index options and the incorrect choice of an index or an incorrect assessment of future price movements may result in poorer overall performance than if a stock index option had not been purchased.

      The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. It is possible, however, that liquidity in the options markets may make it difficult from time to time for the Fund to close out its written options positions. Also, the securities exchanges have established limitations on the number of options which may be written by an investor or group of investors acting in concert. It is not contemplated that these position limits will have any adverse impact on the Fund's portfolio strategies.

      Options on Currencies. Subject to applicable laws and regulations and solely as a hedge against changes in the market value of portfolio securities or securities intended to be purchased, put and call options on currencies may be purchased for the Fund, although the current intention is not to do so in such a manner that more than 5% of the Fund's net assets would be at risk. A call option on a currency gives the purchaser of the option the right to buy the underlying currency at a fixed price, either at any time during the option period (American style) or on the expiration date (European style).
Similarly, a put option gives the purchaser of the option the right to sell the underlying currency at a fixed price, either at any time during the option period or on the expiration date. To liquidate a put or call option position, a "closing sale transaction" may be made for the Fund at any time prior to the expiration of the option, such a transaction involves selling the option previously purchased. Options on currencies are traded both on recognized exchanges (such as the Philadelphia Options Exchange) and over-the-counter.

      The value of a currency option purchased depends upon future changes in the value of that currency before the expiration of the option. Accordingly, the successful use of options on currencies is subject to the Investment Adviser's ability to predict future changes in the value of currencies over the short term. Brokerage costs are incurred in the purchase of currency options and an incorrect assessment of future changes in the value of currencies may result in a poorer overall performance than if such a currency had not been purchased.

      Futures Contracts on Stock Indexes. Subject to applicable laws and regulations and solely as a hedge against changes in the market value of portfolio securities or securities intended to be purchased, futures contracts on stock indexes may be entered into for the Fund. In order to assure that the Fund is not deemed a "commodity pool" for purposes of the Commodity Exchange Act, regulations of the Commodity Futures Trading Commission ("CFTC") require that the Fund enter into transactions in Futures Contracts and options on Futures Contracts only (i) for bona fide hedging purposes (as defined in CFTC regulations), or (ii) for non-hedging purposes, provided that the aggregate initial margin and premiums on such non-hedging positions does not exceed 5% of the liquidation value of a Fund's assets.

      Futures Contracts provide for the making and acceptance of a cash settlement based upon changes in the value of an index of stocks and are used to hedge against anticipated future changes in overall stock market prices which otherwise might either adversely affect the value of securities held for a Fund or adversely affect the prices of securities which are intended to be purchased at a later date. A Futures Contract may also be entered into to close out or offset an existing futures position.

      In general, each transaction in Futures Contracts involves the establishment of a position which is expected to move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures positions taken would rise in value by an amount which approximately offsets the decline in value of the portion of a Fund's investments that is being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of Futures Contracts may not be achieved or a loss may be realized. There is also the risk of a potential lack of liquidity in the secondary market.

      The effectiveness of entering into Futures Contracts as a hedging technique depends upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements of the stock index selected. The value of a Futures Contract depends upon future movements in the level of the overall stock market measured by the underlying index before the closing out of the Futures Contract. Accordingly, the successful use of Futures Contracts is subject to the Investment Adviser's ability both to select an appropriate index and to predict future price movements over the short term in the overall stock market. The incorrect choice of an index or an incorrect assessment of future price movements over the short term in the overall stock market may result in poorer overall performance than if a Futures Contract had not been purchased. Brokerage costs are incurred in entering into and maintaining Futures Contracts.

      When the Fund enters into a Futures Contract, it is initially required to deposit, in a segregated account in the name of the broker performing the transaction, an "initial margin" of cash, U.S. Government securities or other high grade short-term obligations equal to approximately 3% of the contract amount. Initial margin requirements are established by the exchanges on which Futures Contracts trade and may, from time to time, change. In addition, brokers may establish margin deposit requirements in excess of those required by the exchanges. Initial margin in futures transactions is different from margin in securities transactions in that initial margin does not involve the borrowing of funds by a broker's client but is, rather, a good faith deposit on the Futures Contract which will be returned upon the proper termination of the Futures Contract. The margin deposits made are marked to market daily and a Fund may be required to make subsequent deposits of cash or eligible securities called "variation margin", with its futures contract clearing broker, which are reflective of price fluctuations in the Futures Contract.

      Currently, investments in Futures Contracts on non-U.S. stock indexes by U.S. investors, such as the Fund, can be purchased on such non-U.S. stock indexes as the Osaka Stock Exchange (OSE), Tokyo Stock Exchange (TSE), Hong Kong Futures Exchange (HKFE), Singapore International Monetary Exchange (SIMEX), London International Financial Futures and Options Exchange (LIFFE), Marche Terme International de France (MATIF), Sydney Futures Exchange Ltd.
(SFE), Meff Sociedad Rectora de Productos Financieros Derivados de Renta Variable, S.A. (MEFF RENTA VARIABLE), Deutsche Terminborse (DTB), Italian Stock Exchange (ISE), Financiele Termijnmarkt Amsterdam (FTA), and London Securities and Derivatives Exchange, Ltd. (OMLX).

      Exchanges may limit the amount by which the price of a Futures Contract may move on any day. If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased.

      Another risk which may arise in employing Futures Contracts to protect against the price volatility of portfolio securities is that the prices of an index subject to Futures Contracts (and thereby the Futures Contract prices) may correlate imperfectly with the behavior of the cash prices of portfolio securities. Another such risk is that the price of the Futures Contract may not move in tandem with the change in overall stock market prices against which a Fund seeks a hedge.

Foreign Exchange Contracts

      Foreign exchange contracts are made with currency dealers, usually large commercial banks and financial institutions. Although foreign exchange rates are volatile, foreign exchange markets are generally liquid with the equivalent of approximately $500 billion traded worldwide on a typical day.

      While the Fund may enter into foreign currency exchange transactions to reduce the risk of loss due to a decline in the value of the hedged currency, these transactions also tend to limit the potential for gain. Forward foreign exchange contracts do not eliminate fluctuations in the prices of the Fund's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline. The precise matching of the forward contract amounts and the value of the securities involved is not generally possible because the future value of such securities in foreign currencies changes as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly unlikely.

      The Investment Adviser on behalf of the Fund may enter into forward foreign exchange contracts in order to protect the dollar value of all investments in securities denominated in foreign currencies. The precise matching of the forward contract amounts and the value of the securities involved is not always possible because the future value of such securities in foreign currencies changes as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures.

Loans of Portfolio Securities

      Loans of portfolio securities up to 30% of the total value of the Fund are permitted. Securities of the Fund may be loaned if such loans are secured continuously by cash or equivalent collateral or by an irrevocable letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned plus accrued income. By lending securities, the Fund's income can be increased by its continuing to receive income on the loaned securities as well as by the opportunity to receive interest on the collateral. All or any portion of interest earned on invested collateral may be paid to the borrower. Loans are subject to termination by the Fund in the normal settlement time, currently three business days after notice, or by the borrower on one day's notice. Borrowed securities are returned when the loan is terminated. Any appreciation or depreciation in the market price of the borrowed securities which occurs during the term of the loan inures to the Fund and its investors. Reasonable finders' and custodial fees may be paid in connection with a loan. In addition, all facts and circumstances, including the creditworthiness of the borrowing financial institution, are considered before a loan is made and no loan is made in excess of one year. There is the risk that a borrowed security may not be returned to the Fund. Securities are not loaned to Brown Brothers Harriman or to any affiliate of the Trust.

Short-Term Investments

      Although it is intended that the assets of the Fund stay invested in the securities described above and in the Prospectus to the extent practical in light of the Fund's investment objective and long-term investment perspective, the Fund's assets may be invested in short-term instruments to meet anticipated expenses or for day-to-day operating purposes and when, in the Investment Adviser's opinion, it is advisable to adopt a temporary defensive position because of unusual and adverse conditions affecting the equity markets. In addition, when the Fund experiences large cash inflows through additional investments by its investors or the sale of portfolio securities, and desirable equity securities that are consistent with its investment objective are unavailable in sufficient quantities, assets may be held in short-term investments for a limited time pending availability of such equity securities. Short-term instruments consist of foreign and domestic: (i) short-term obligations of sovereign governments, their agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated A or higher by Moody's Investors Service ("Moody's") or Standard & Poor's Corporation ("Standard & Poor's"), or if unrated are of comparable quality in the opinion of the Investment Adviser;
(iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, fixed time deposits and bankers' acceptances; and (v) repurchase agreements. Time deposits with a maturity of more than seven days are treated as not readily marketable. At the time the Fund's assets are invested in commercial paper, bank obligations or repurchase agreements, the issuer must have outstanding debt rated A or higher by Moody's or Standard & Poor's; the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of the Investment Adviser. The assets of the Fund may be invested in non-U.S. dollar denominated and U.S. dollar denominated short-term instruments, including U.S. dollar denominated repurchase agreements. Cash is held for the Fund in demand deposit accounts with the Fund's custodian bank.

U.S. GOVERNMENT SECURITIES

     These securities are issued or guaranteed by the U.S. government, its agencies or instrumentalities and may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, it may not be possible to assert a claim against the United States itself in the event the agency or instrumentality issuing or guaranteeing the security for ultimate repayment does not meet its commitments. Securities that are not backed by the full faith and credit of the United States include, but are not limited to, securities of the Tennessee Valley Authority, the Federal National Mortgage Association, the Federal Farm Credit System, the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation. Securities that are backed by the full faith and credit of the United States include Treasury bills, Treasury notes, Treasury bonds and pass through obligations of the Government National Mortgage Association, the Farmers Home Administration and the Export-Import Bank. There is no percentage limitation with respect to investments in U.S. government securities.



Restricted Securities

      Securities that have legal or contractual restrictions on their resale may be acquired for the Fund. The price paid for these securities, or received upon resale, may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities reflects any limitation on their liquidity.

When-Issued and Delayed Delivery Securities

      Securities may be purchased for the Fund on a when-issued or delayed delivery basis. For example, delivery and payment may take place a month or more after the date of the transaction. The purchase price and the interest rate payable on the securities, if any, are fixed on the transaction date.
The securities so purchased are subject to market fluctuation and no income accrues to the Fund until delivery and payment take place. At the time the commitment to purchase securities on a when-issued or delayed delivery basis is made, the transaction is recorded and thereafter the value of such securities is reflected each day in determining that Fund's net asset value
(NAV). The Fund maintains with the Custodian a separate account with a segregated portfolio of securities in an amount at least equal to these commitments. At the time of its acquisition, a when-issued or delayed delivery security may be valued at less than the purchase price. Commitments for such when-issued or delayed delivery securities are made only when there is an intention of actually acquiring the securities. On delivery dates for such transactions, such obligations are met from maturities or sales of securities and/or from cash flow. If the right to acquire a when-issued or delayed delivery security is disposed of prior to its acquisition, the Fund could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. When-issued or delayed delivery commitments for the Fund may not be entered into if such commitments exceed in the aggregate 15% of the market value of its total assets, less liabilities other than the obligations created by when-issued or delayed delivery commitments.

Investment Company Securities

      Subject to applicable statutory and regulatory limitations, the assets of the Fund may be invested in shares of other investment companies. Under the 1940 Act, the assets of the Fund may be invested in shares of other investment companies in connection with a merger, consolidation, acquisition or reorganization or if immediately after such investment (i) 10% or less of the market value of the Fund's total assets would be so invested, (ii) 5% or less of the market value of the Fund's total assets would be invested in the shares of any one such company, and (iii) 3% or less of the total outstanding voting stock of any other investment company would be owned by the Fund. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

Repurchase Agreements

      Repurchase agreements may be entered into for the Fund only with a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities. This is an agreement in which the seller (the "Lender") of a security agrees to repurchase from the Fund the security sold at a mutually agreed upon time and price. As such, it is viewed as the lending of money to the Lender. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time assets of the Fund are invested in the agreement and is not related to the coupon rate on the underlying security. The period of these repurchase agreements is usually short, from overnight to one week. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of one week from the effective date of the repurchase agreement. The Fund always receives as collateral securities which are issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including mortgage-backed securities). Collateral is marked to the market daily and has a market value including accrued interest at least equal to 100% of the dollar amount invested by the Fund in each agreement along with accrued interest. If the Lender defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the Lender, realization upon the collateral of the Fund may be delayed or limited in certain circumstances.

INVESTMENT RESTRICTIONS

      The Fund operates under the following investment restrictions which are deemed fundamental policies and may be changed only with the approval of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund (see "Additional Information").

      Except that the Trust may invest all of the Fund's assets in an open-end investment company with substantially the same investment objective, policies and restrictions as the Fund, the Trust, with respect to the Fund, may not:

      (1) borrow money or mortgage or hypothecate its assets, except that in an amount not to exceed 1/3 of the current value of its net assets, it may borrow money as a temporary measure for extraordinary or emergency purposes, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money will be borrowed only from banks and only either to accommodate requests for the redemption of Fund shares while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete a portfolio security transaction or other similar situations), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute;

      (2) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

      (3) write, purchase or sell any put or call option or any combination thereof, provided that this shall not prevent (i) the purchase, ownership, holding or sale of warrants where the grantor of the warrants is the issuer of the underlying securities, or (ii) the purchase, ownership, holding or sale of futures and options, other than the writing of put options;

      (4) underwrite securities issued by other persons except insofar as it may technically be deemed an underwriter under the Securities Act of 1933, as amended in selling a portfolio security;

      (5) make loans to other persons except (a) through the lending of its portfolio securities and provided that any such loans not exceed 30% of its net assets (taken at market value), (b) through the use of repurchase agreements or the purchase of short-term obligations and provided that not more than 10% of its net assets is invested in repurchase agreements maturing in more than seven days, or (c) by purchasing, subject to the limitation in paragraph (6) below, a portion of an issue of debt securities of types commonly distributed privately to financial institutions, for which purposes the purchase of short-term commercial paper or a portion of an issue of debt securities which are part of an issue to the public shall not be considered the making of a loan;

      (6) knowingly invest in securities which are subject to legal or contractual restrictions on resale (other than repurchase agreements maturing in not more than seven days) if, as a result thereof, more than 10% of its net assets (taken at market value) would be so invested (including repurchase agreements maturing in more than seven days);

      (7) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities is reserved);

      (8) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of its net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time (it is the present intention of management to make such sales only for the purpose of deferring realization of gain or loss for federal income tax purposes; such sales would not be made of securities subject to outstanding options);

      (9) concentrate its investments in any particular industry, but if it is deemed appropriate for the achievement of its investment objective, up to 25% of its assets, at market value at the time of each investment, may be invested in any one industry, except that positions in futures or option contracts shall not be subject to this restriction;

      (10) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

Non-Fundamental Restrictions. The Fund may invest up to 100% of its assets in other investment companies with investment objectives, policies and restrictions that are consistent with the investment objective, policies and restrictions of the Fund: (i) invest more than 10% of its net assets (taken at the greater of cost or market value) in restricted securities; (ii) invest less than 80% of the assets of the Fund in equity securities of companies in the developed markets of the world, excluding the United States and Canada. Developed markets are those markets included in the Morgan Stanley Capital International - Europe Australia Far East Index. Although the Fund is expected to invest primarily in common stocks, it may also purchase other securities with equity characteristics, including securities convertible into common stock, rights and warrants. The Fund may purchase these equity securities directly or in the form of American Depository Receipts, Global Depositary Receipts or other similar securities representing securities of foreign-based companies, national security exchanges or over-the-counter markets. (iii) the Fund may also from time to time invest up to 15% of its assets, at the time of purchase, in emerging markets of the world.
      These policies are not fundamental and may be changed without shareholder or investor approval.

      Percentage and Rating Restrictions. Except with respect to the borrowing restriction, if a percentage or rating restriction on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the portfolio securities or a later change in the rating of a portfolio security is not considered a violation of policy.

MANAGEMENT

      Information pertaining to the Trustees and executive officers of the Trust is set forth below. All of the Trustees are not "interested persons" of the Trust as defined by the 1940 Act.

------------------------------------------------------------------------------------------
Name, Birth Date   Position(s)   Term of   Principal              Number of   Other
and Address        Held with     Office#   Occupation(s) During   Funds in    Director-ships
                   Trust         and       Past 5 Years           Fund        Held by
                                 Length                           Complex     Trustee
                                 of Time                          Overseen
                                 Served                           by Trustee^
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Joseph V. Shields  Chairman of   Since     Managing Director,     10          None
Jr. Birth Date:    the Board     2005      Chairman and Chief
March 17, 1938     and Trustee             Executive Officer of
Shields & Company                          Shields & Company
140 Broadway                               (registered
New York, NY 10005                         broker-dealer and
                                           member of New York
                                           Stock Exchange);
                                           Chairman of Capital
                                           Management
                                           Associates, Inc.
                                           (registered
                                           investment adviser);
                                           Vice Chairman and
                                           Trustee of New York
                                           Racing Association;
                                           Director of Flowers
                                           Industries, Inc.
                                           (diversified food
                                           company).

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Eugene P. Beard    Trustee       Since     Chairman and CEO of    10          Director
Birth Date: March                2005      Wesport Asset Fund,                of Old
17, 1935                                   Inc.                               Westbury
The Interpublic                                                               Funds
Group of
Companies, Inc.
372 Danbury, Road
2nd Floor,
Wilton, CT
06897-2530
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Richard L.         Trustee       Since     Retired; Director of   10          None
Carpenter                        2005      Investments,
Birth Date: March                          Pennsylvania Public
17, 1933                                   School Employees'
10820 North La                             Retirement System
Quinta Drive,                              (until December 1997).
Tucson, AZ 85737
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
David P. Feldman   Trustee       Since     Retired; Chairman and  10          Director
Birth Date:                      2005      CEO of AT&T                        of Dreyfus
November 16, 1939                          Investment Management              Mutual
3 Tall Oaks Drive                          Corporation (until                 Funds (59
Warren, NJ 07059                           May 1997); Director                Funds)
                                           of Jeffrey Co. (1992
                                           to present); Director
                                           of QMED (1999 -
                                           present).

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Alan G. Lowy       Trustee       Since     Private Investor.      10          None
Birth Date: April                2005
17, 1939
4111 Clear Valley
Drive
Encino, CA 91436
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Arthur D.          Trustee       Since     Retired; Executive     10          None
Miltenberger                     2005      Vice President and
Birth Date:                                Chief Financial
November 8, 1938                           Officer of Richard K.
503 Darlington                             Mellon and Sons
Road                                       (until June 1998);
Ligonier, PA 15658                         Vice President and
                                           Treasurer of Richard
                                           King Mellon
                                           Foundation (until
                                           June 1998); Trustee,
                                           R.K. Mellon Family
                                           Trusts (1981 - June
                                           2003); General
                                           Partner, Mellon
                                           Family Investment
                                           Company IV, V and VI;
                                           and Director of
                                           Aerostructures
                                           Corporation (aircraft
                                           manufacturer) (1996 -
                                           July 2003).

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Officers
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
John A. Nielsen    President     Since     President of the       N/A         Director
                                 2005      Trust, and the BBH                 of BBH
Birth Date:                                U.S. Money Market                  Trust
July 15, 1943                              Portfolio; He joined               Company
140 Broadway New                           Brown Brothers
York, NY 10005                             Harriman & Co. ("BBH
                                           & Co.") in 1968 and
                                           has been a Partner of
                                           the firm since 1987.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Nancy D. Osborn    Principal     Since     Principal Financial    N/A         N/A
Birth Date: May    Financial     2005      Officer Assistant
4, 1966            Officer                 Secretary and
140 Broadway       Assistant               Treasurer to the
New York, NY 10005 Secretary               Trust, and the BBH
                   and                     U.S. Money Market
                   Treasurer,              Portfolio; Assistant
                                           Vice President of BBH
                                           & Co. since March
                                           2003; Associate, BBH
                                           & Co. (April 1996 -
                                           March 2003).
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Michael F. Hogan   Chief         Since     Chief Compliance      N/A         N/A
Birth Date:        Compliance    2005      Officer to the BBH
January 25, 1963   Officer                 Trust and the BBH
50 Milk Street                             U.S. Money Market
Boston, MA 02109                           Portfolio; Senior
                                           Vice President of
                                           BBH & Co. since
                                           September 1994;
                                           Joined BBH & Co. in
                                           1985.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Gail C. Jones      Secretary     Since     Secretary of the       N/A         N/A
Birth Date:                      2005      Trust, and the BBH
October 26, 1953                           U.S. Money Market
1001 Liberty                               Portfolio; Counsel,
Avenue                                     ReedSmith, LLP (since
Pittsburgh, PA                             October 2002);
15222-3779                                 Corporate Counsel
                                           (January 1997 to
                                           September 2002) and
                                           Vice President
                                           January 1999 to
                                           September 2002 of
                                           Federated Services
                                           Company.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Judith J. Mackin   Vice          Since     Vice President of the  N/A         N/A
Birth Date:        President     2005      Trust, and the BBH
May 30, 1960                               U.S. Money Market
1001 Liberty                               Portfolio; Vice
Avenue,                                    President of
Pittsburgh, PA                             Federated Services
15222-3779                                 Company (since
                                           November 1997).
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Victor R. Siclari  Assistant     Since     Assistant Secretary    N/A         N/A
Birth Date:        Secretary     2005      of the Trust, and the
November 17, 1961                          BBH U.S. Money Market
1001 Liberty                               Portfolio; Partner,
Avenue                                     ReedSmith, LLP (since
Pittsburgh, PA                             October 2002); Vice
15222-3779                                 President (March 1996
                                           - September 2002) and
                                           Senior Corporate
                                           Counsel of Federated
                                           Investors, Inc. (July
                                           1998 - September
                                           2002).
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
John C. Smith      Assistant     Since     Assistant Treasurer    N/A         N/A
Birth Date:        Treasurer     2005      of the Trust, and the
August 2, 1965                             BBH U.S. Money Market
50 Milk Street                             Portfolio; Assistant
Boston, MA 02109                           Vice President (since
                                           September 2001),
--
                                           Associate (September
                                           2000-August 2001);
                                           and Senior Analyst of
                                           BBH & Co. (June 1999
                                           - August 2000).
------------------------------------------------------------------------------------------

# Each Trustee of the Trust holds office until he or she attains the age of 70 (72, in the case of Trustees who were elected as such before January 1, 2000), or until he or she sooner dies, resigns or is removed from office in accordance with the provisions of the Trust's Declaration of Trust. All officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust's By-laws).

^ The Fund Complex consists of the Trust and the BBH U.S. Money Market Portfolio. The Trust, which has nine series (including the Fund), are each counted as one "fund" for purposes of this table.


BOARD OF TRUSTEES
      The Trust's Trustees, in addition to supervising the actions of the Trust's Investment Adviser, the Administrator and the Distributor, as set forth below, decide upon matters of general policy with respect to the Trust. The Board meets at least quarterly to review the investment performance of the Fund and other operational matters, including policies and procedures designed to promote compliance with various regulatory requirements. At least annually, the Trustees of the Trust review the fees paid to the Investment Adviser for investment advisory services, and evaluate, among other things, the quality of such services and comparative fee information with respect to similar investment companies. The Trustees are assisted in this process by independent legal counsel.

      The Trustees (except Mr. Shields) serve on an Audit Committee that selects the independent public accounts for the Fund and review accounting policies and controls.
      Messrs. Shields, Feldman and Carpenter serve on a Valuation Committee for the Fund that meets on an as-needed basis (and in any event not less frequently than monthly) to determine the "fair value" of any security for which market quotations are not readily available.

Trustee Equity Ownership as of 12/31/05

---------------------------------------------------------------------------
Name of Trustee           Dollar Range of Equity   Aggregate Dollar Range
                          Securities in Fund       of Equity Securities
                                                   in All Registered
                                                   Investment Companies
                                                   Overseen by Trustee in
                                                   Family of Investment
                                                   Companies
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Eugene P. Beard           N/A                      N/A
---------------------------------------------------------------------------
---------------------------------------------------------------------------
David P. Feldman          N/A                      N/A
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Alan G. Lowy              N/A                      N/A
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Arthur D. Miltenberger    N/A                      N/A
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Richard L. Carpenter      N/A                      N/A
---------------------------------------------------------------------------

COMPENSATION

      Each Trustee of the Trust receives a base annual fee of $40,000 and such base annual fee is allocated among all series of the Trust, and the BBH U.S. Money Market Portfolio, (in each case, based upon their respective net assets). The Chairman of the Board (Mr. Shields) and the Chairman of the Audit Committee (Mr. Miltenberger) receive an additional compensation of $10,000 and $5,000 per year, respectively. In addition, each Trustee receives an additional fee of $2,000 for attending each special Board meeting (meetings of the Board other than the regularly scheduled quarterly Board meetings).

Trustee Compensation for the Calendar Year Ended 12/31/05*

-------------------------------------------------------------------------------
Name of         Aggregate      Pension or     Estimated        Total
Person,         Compensation   Retirement     Annual Benefits  Compensation
Position        from Fund      Benefits       upon Retirement  from Fund
                               Accrued as                      Complex^ paid
                               Part of Fund                    to Trustee
                               Expenses
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Joseph V.       $1,684         None           None             $50,000
Shields, Jr.,
Director
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Eugene P.       $1,382         None           None             $40,000
Beard, Director
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Richard L.      $1,379         None           None             $40,000
Carpenter,
Director
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
David P.        $1,379         None           None             $40,000
Feldman,
Director
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Alan G. Lowy,   $1,382         None           None             $40,000
Director
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Arthur D.       $1,536         None           None             $45,000
Miltenberger,
Director
-------------------------------------------------------------------------------
* Compensation shown was for services rendered on behalf of the Predecessor
Fund.
^ Because the Fund is a new portfolio of the Trust, Trustee compensation has not yet been earned and will be reported following the Fund's next fiscal year.

Because of the services rendered to the Trust by the Investment Adviser and the Administrators, the Trust requires no employees other than its Officers, and the Officers receive no compensation from the Trust or the Fund.

CODE OF ETHICS

The Trust, the Investment Adviser and the Distributor (each as described below) have adopted codes of ethics pursuant to Rule 17j-1 under the 1940
Act. Each code of ethics permits affected personnel to invest in securities, including securities that may be purchased or held by the Fund. However, the codes of ethics contain provisions reasonably designed to identify and address potential conflicts of interest between personal investment activities and the interests of the Fund. Of course, there can be no assurance that the codes of ethics will be effective in identifying and addressing all conflicts of interest relating to personal securities transactions. The code of ethics of the Trust, the Investment Adviser and the Distributor are on file with the SEC.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

     The Board has delegated to the Investment Adviser authority to vote proxies on the securities held in the Fund's portfolios. The Board has also approved the Investment Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Polices

     The Investment Adviser generally will cast in favor of proposals that maintain or strengthen the shared interests of shareholders and management; increase shareholder value; maintain or increase shareholder influence over the issuer's board of directors and management; and maintain or increase the rights of shareholders.

     The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors. However, whether the Investment Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

The Investment Adviser will generally vote for proposals to:

o Declassify the board of directors and require annual election of directors
o Require auditor independence where availability of independent candidates is reasonable
o     Ensure shareholders' right to confidential voting
o     Require shareholder vote on any future poison pill
o     Removal of super-majority vote requirements
o     Change to a simple majority vote for shareholders
o     Restrict charitable contributions
o Prevent a company from soliciting/influencing employees' political contributions
o Convert traditional stock option plans to performance-indexed/benchmarked/indexed-based stock option plans
o     Review link between stock option compensation and performance
o     Issue reverse stock splits
o     Repurchase shares when deemed appropriate by management
o     Declare dividends when deemed appropriate by management
o     Appoint external independent auditors
o     Deliver annual reports
o Adjust executive performance-based incentive compensation to exclude non-recurring or non-operating income from the calculation
o Expense stock options on income statement/exceed the requirements of SFAS 123/provide more detailed reporting of stock option accounting.

The Investment Adviser will generally vote against proposals to do the following when the company is in compliance with existing regulation:

o     Classify/stagger the election of directors
o Require adoption of a workplace/vendor code of conduct based on international conventions or require additional reporting
o     Environmental reporting, restrictions or requirements
o     Disclose strategic development planning
o Socially-responsible criteria/social performance/human capital development/employee satisfaction criteria in executive compensation
o     Modify existing Equal Employment Opportunity policy language
o     Specifically restrain international lending practices
o     Require social/environmental/community "sustainability" reports
o Restrict, label, prohibit, require shareholder approval of genetically modified foods or products/activities containing specific chemicals/environmental agents
o     Require specific pension plan offerings for employees
o Restrict or require reporting on political contributions/political lobbying/employees who serve in a governmental capacity
o     Require cumulative voting
o     Impose pharmaceutical price caps/ceilings
o     Initiate or renew poison pills (shareholder rights plans)
o     Reprice stock options
o     Require geographic rotation of annual meetings
o Dictate company activities or require additional reporting regarding military activities/weaponization of space
o     Require a company to pay/increase a dividend or dictate use of cash flow
o Require reporting on anti-predatory lending practices or linking anti-predatory lending practices to executive compensation
o     Form a separate board committee to review sub-prime lending
o Nominate a "wage roll employee" or any other specific category of person to the board
o     Require reporting of cell-phone related accidents
o     Require additional tobacco warnings/smoke-free restaurants and facilities
o     Restrict investment in tobacco, alcohol, gambling or other stocks
o     Require additional reporting or rules concerning animal rights
o     Conversion from closed-end fund to open-end fund
o     Prohibit privatization/require reports on prohibiting privatization
o     Establish a shareholder matching gift plan
o     Link executive compensation to workforce/employee hiring trends
o     Require a fixed date for annual meetings
o     Require additional special reporting about advertising practices
o Issue new shares (stock split) when the proposed new total number of shares is greater than 2 1/2 times the currently outstanding number of shares (10% for international companies, unless use of funds is specified).

The Investment Adviser will review the following types of proposals on a case-by-case basis:

o     Executive severance and compensation arrangements
o     Requirements to hire a proxy voting firm
o     Women/minorities on the board of directors
o     Multiple candidates for the board of directors
o     Composition of the board of directors
o     Independent nominating committee of the board of directors
o     Non-discrimination on the basis of sexual preference
o     Suspension or cancellation of restricted stock program
o     Cap on non-audit fees for auditor
o     Term limits
o     Board committee to review conflicts of interest
o     State of incorporation
o     Separation of role of Chairperson and CEO
o     Require independent chairperson
o     All take over bids

The Investment Adviser will abstain from voting on an increase of Rule 12b-1 fees for open-end mutual funds.

Proxy Voting Procedures

     The Investment Adviser has formed a Proxy Review Committee (PRC) to exercise all voting discretion in accordance with the proxy voting policies. The PRC is chaired by a senior investment management portfolio manager who oversees proxy review procedures and opinions. All members of the PRC are investment management employees who are Series 7 and 66 registered, except that there shall be at least one member who is an officer of Brown Brothers Harriman Trust Company. An investment management partner also oversees the activities of the PRC and is consulted on complex proxy issues and general PRC guidelines. In addition, the PRC will consult with a buy-side equity analyst of the Investment Adviser who follows a particular company on certain significant proposals concerning that company, such as mergers. Casting of votes will be performed and recorded by the Investment Adviser's Investment Management Services Proxy Processing Group (IMS) as directed by the PRC. All voting decisions by the PRC will be documented together with the committee's reasoning as to how they arrived at their vote.

Conflicts of Interest

     The Investment Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Investment Adviser. This may occur when a significant business relationship exists between the Investment Adviser (or its affiliates) and a company involved with a proxy vote. The PRC Chairperson will identify and document known potential or existing conflicts. Once identified, the Chairperson will document the reasons why such voting action should be taken. Additionally, if a member of the PRC becomes conflicted with a proxy voting matter, either directly or indirectly, or through association with that PRC member's business line, he or she must inform the Chairperson of the PRC of their conflicted status and document how and why that individual reached a conflicted status. This record will then be maintained by the IMS as part of the voting record. The conflicted PRC member will then become restricted to voting in the conflicted proxy matter and the Chairperson in charge of the PRC will assign another unrestricted individual to vote on that proxy matter. If the conflict covers all members of the PRC then the Chairperson of the PRC will document the PRC's decision on how to vote the conflicted proxies. In the event of a conflict of interest that is deemed to be irreconcilable by the Chairperson of the PRC, the Chairperson will review the conflict with either the Chairman of the Fund's Board of Trustees or the Chairman of the Audit Committee. The voting record on conflicted proxies will be reviewed by the Investment Adviser's Compliance Department for completeness of the documentation.

Proxy Voting Report

     A report on "Form N-PX" of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available through BBH's website. Go to www.bbhfunds.com; select "Online Literature/Holdings Report" to access the link to Form N-PX.


Portfolio Holdings Information
      Information concerning the Fund's portfolio holdings is available on the BBH website at www.bbhfunds.com. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website approximately 15 days after the end of the month and remains posted until replaced by the information for the succeeding month.

      You may also access from the "Online Literature/Holdings Report" section of the website portfolio information as of the end of each of the Fund's fiscal quarters. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

      Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies.

      The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Fund and subsequent approval by the Fund's Board of Trustees. The furnishing of nonpublic portfolio holdings information to a third party will be approved only if it is deemed to be in the best interests of the Fund and its shareholders. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Adviser and its affiliates, the following procedures apply. No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information. Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished.

INVESTMENT ADVISER

      Under an Investment Advisory Agreement with the Trust, subject to the general supervision of the Trust's Trustees and in conformance with the stated policies of the Fund, Brown Brothers Harriman provides investment advice and portfolio management services to the Fund. In this regard, it is the responsibility of Brown Brothers Harriman to make the day-to-day investment decisions for the Fund, to place the purchase and sale orders for portfolio transactions of the Fund, and to manage, generally, the investments of the Fund.

     The Investment Advisory Agreement between Brown Brothers Harriman and the Trust is dated XXXXXXXXXXX and remains in effect for two years from such date and thereafter, but only as long as the agreement is specifically approved at least annually (i) by a vote of the holders of a "majority of the Fund's outstanding voting securities" (as defined in the 1940 Act) or by the Trust's Trustees, and (ii) by a vote of a majority of the Trustees of the Trust who are not parties to the Investment Advisory Agreement or "interested persons" (as defined in the 1940 Act) of the Trust ("Independent Trustees") cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement terminates automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Trustees of the Trust, or by a vote of the holders of a "majority of the Fund's outstanding voting securities" (as defined in the 1940 Act) on 60 days' written notice to Brown Brothers Harriman and by Brown Brothers Harriman on 90 days' written notice to the Trust. (See "Additional Information".)

      The investment advisory fee paid to the Investment Adviser is calculated daily and paid monthly at an annual rate equal to 0.65% of the average daily net assets of the Fund. For the fiscal years ended October 31, 2004, 2003 and 2002, the Fund incurred $1,367,774, $931,977 and $1,089,228, respectively, for advisory fees. Compensation shown was for services rendered on behalf of the Predecessor Fund.

      The investment advisory services of Brown Brothers Harriman to the Fund are not exclusive under the terms of the Investment Advisory Agreement. Brown Brothers Harriman is free to and does render investment advisory services to others, including other registered investment companies.

      Pursuant to a license agreement between the Trust and Brown Brothers Harriman dated XXXXXXXXXXXXXXXX, the Trust may use "BBH" in its name. The agreement may be terminated by Brown Brothers Harriman at any time upon written notice to the Trust upon the expiration or earlier termination of any investment advisory agreement between a Fund or any investment company in which a series of the Trust invests all of its assets and Brown Brothers Harriman Termination of the agreement would require the Trust to change its name and the name of the Fund to eliminate all references to BBH.


Approval of Investment Advisory Agreement

At a meeting held on December xx, 2005, the Board of Trustees (the "Board") of BBH Trust (the "Trust"), unanimously approved the Investment Advisory Agreement (the "IA Agreement") between the Trust and Brown Brothers Harriman & Co. ("BBH") for an initial two-year term. The following is a summary of the factors the Board took into consideration in making its determination to approve the renewal of the IA Agreement.

Nature, extent and quality of services provided by BBH

The Board noted that, under the IA Agreement in respect of each Fund, BBH, subject to the supervision of the Board, is responsible for providing a continuous investment program and, for each Fund other than the International Fund, makes purchases and sales of portfolio securities consistent with the Fund's investment objective and policies.

The Board considered the scope and quality of services provided by BBH under the IA Agreement and noted that the scope of services provided had expanded over time, primarily, as a result of regulatory developments. The Board noted that, for example, BBH is responsible for maintaining and monitoring its own and, to varying degrees, the Funds' compliance program, and these compliance programs have recently been refined and enhanced in light of new regulatory requirements. The Board considered the quality of the investment research capabilities of BBH and the other resources it has dedicated to performing services for the Funds. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to each of the Funds under the IA Agreement.

Costs of Services Provided and Profitability to BBH

At the request of the Board, BBH provided information concerning the profitability of BBH's investment company advisory and other fees and its statement of condition for the recent period and as of XXXXXXXXX, respectively. The Board also reviewed BBH's profitability data for each Fund, which also included the effect of revenue generated by the shareholder servicing, administration, custody and other fees paid by a Fund. The Board noted that most beneficial owners of the Funds' shares are holding these shares in the context of an overall investment management program for which BBH is the adviser and for which BBH charges an investment management fee. Since BBH excludes the assets in the Funds when calculating its advisory fees for its clients, the Board agreed that it is appropriate in an analysis of Fund profitability to reduce the advisory fees for the Funds by the advisory fees that otherwise would have been earned by BBH on the assets involved.

The Board discussed the difficulty of making comparisons of profitability from fund advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser's capital structure and cost of capital. In considering profitability information, the Board considered the effect of fall-out benefits on BBH's expenses, as well as the "revenue sharing" arrangements BBH has entered into with certain entities that distribute shares of the Funds. The Board focused on profitability of BBH's relationships with the Funds before taxes and distribution expenses. The Board concluded that it was satisfied that BBH's level of profitability from its relationship with each Fund was not excessive.

The Board also considered the advisory fees of each Fund in comparison to the fees of comparable funds. The Board recognized that the expense ratios for the Funds potentially reflected on BBH's provision of services, as BBH is directly the provider of substantial services and coordinates services provided to the Fund by others. The Board took note of situations in which BBH waived its management fee or reimbursed a Fund's expenses.

Fall-Out Benefits

The Board considered that BBH did not allocate the Funds' portfolio transactions for third party research, although it did benefit from proprietary research received from brokers that execute the Funds' purchases and sales of securities. The Board recognized that the aggregate amount of commissions generated by Fund transactions was unlikely to result in the Funds receiving from full service broker dealers substantial discounts on commission rates. The Board received and reviewed information concerning BBH's policies with respect to allocating portfolio brokerage.

The Board also considered that BBH receives shareholder servicing fees from certain funds, and is the Funds' administrator, custodian and securities lending agent. The Board noted that BBH retained no portion of the 12b-1 fees paid by a Fund that operated with a plan. The Board recognized that BBH's profitability would be somewhat lower if it did not receive proprietary research for commissions or, if it did not receive the other benefits described above.

The Board recognized that most Fund shareholders were also BBH clients, and that substantial assets are invested in the Funds as a result of an overall investment management program for the shareholder. The Board noted that the Funds also derive reputational and other benefits from their association with BBH and their use of the BBH name, which is licensed to the Funds by BBH. Thus, the Board did not believe that BBH revenues associated with its clients should be fairly regarded as "fallout" benefit from the Funds.

Economies of Scale

The Board noted that the Funds' advisory fee schedules do not contain breakpoints. As a result, if assets increase, the fee rates would not be reduced on the incremental assets. There may be other economies of scale because many expenses did not rise (and fall) proportionally to increases (and decreases) in total net assets. The Board noted that BBH had priced the advisory services in recognition of the fact that it was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of advisory service and total expenses for each Fund were fair and reasonable. Consequently, the advisory fees are in the range of institutional separate account fees, which is to say substantially below, even taking into account the BBH administration fees, typical mutual fund fees. In addition, the Board noted that BBH had supported and continued to support certain Funds through fee waivers and expense reimbursements. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. In light of the Fund's current size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints.

Investment Results

The Board considered the investment results of each of the Funds as compared to investment companies with its peers and with one or more selected securities indices. In addition to the information received by the Board for the meeting, the Board received detailed performance information for each Fund at each regular Board meeting during the year. At the meeting, the Board reviewed information showing performance of each Fund compared to the peers generally over the 1-, 3-, 5- and since inception periods and compared to one or more securities indices over comparable periods.
The following factors specific to the Fund also were noted and considered by the Board in deciding to approve the continuation of the IA Agreements:

{Need factor specific disclosure for IEF)

Advisory Fee Rate

The Board considered the advisory fee rate paid by each Fund to BBH. The Board recognized that it is difficult to make comparisons of these fees, and combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds.

BBH also manages accounts for institutional clients with investment objectives similar to those of certain Funds. The fee rates payable by the BBH's institutional clients are generally comparable although occasionally lower, than the rates paid by the Funds. BBH reviewed with the Board the significant differences in the scope of services that BBH provides to institutional clients and to the Funds through both the IA and Administration Agreements (the "Admin. Agreements"). For example, BBH provides, among other things, officers (including the Funds' Chief Compliance Officer and officers to provide required certifications) and administrative services, such as shareholder communications, and tax compliance, with the attendant costs and exposure to liability. BBH also coordinates the provision of services to the Funds by nonaffiliated service providers. These services normally are not provided to non investment company clients, and fees charged to the Funds reflect the costs and risks of the additional obligations. The Board also noted that since the Funds are constantly issuing and redeeming their shares, they are more difficult to manage than an institutional account, where the assets are relatively stable. Accordingly, the Board did not place significant weight on these fee comparisons.

PORTFOLIO MANAGER INFORMATION (To be filed by Amendment)

Walter Scott & Partners Limited

     A team of managers at Walter Scott & Partners Limited is responsible for managing the growth component of the Fund. The address of Walter Scott is:
One Charlotte Square, Edinburgh, EHZ4DZ, UK.

The following information about the Walter Scott Portfolio Managers is provided as of the end of the Fund's most recently completed fiscal year.

                                   Total Number of
 Other Accounts Managed by                   Other
 Walter Scott                    Accounts Managed/
                                     Total Assets*
 Registered Investment                    #  /  $0
 Companies
 Other Pooled Investment                  #  /  $0
 Vehicles
 Other Accounts                           #  /  $0
* None of the Accounts has an advisory fee that is based on the performance of the account.
--------------------------------------------------------------------------------
Dollar value range of shares owned in the Fund: XXXXXXX.

Portfolio Manager Compensation


[Insert additional narrative compensation disclosure here]


Mondrian Investment Partners Limited

     A team of managers at Mondrian Investment Partners Limited is responsible for managing the value component of the Fund. The address of Mondrian is: 3rd Floor, 80 Cheapside, London, England EC2V 6EE.

The following information about the Mondrian Portfolio Managers is provided as of the end of the Fund's most recently completed fiscal year.

                                   Total Number of
 Other Accounts Managed by                   Other
 Mondrian                        Accounts Managed/
                                     Total Assets*
 Registered Investment                    #  /  $0
 Companies
 Other Pooled Investment                  #  /  $0
 Vehicles
 Other Accounts                           #  /  $0
* None of the Accounts has an advisory fee that is based on the performance of the account.
--------------------------------------------------------------------------------
Dollar value range of shares owned in the Fund: XXXXXXXXX.

Portfolio Manager Compensation


[Insert additional narrative compensation disclosure here]


Conflicts of Interest

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars").

The Subadvisors have adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which they believe address the conflicts associated with managing multiple accounts for multiple clients.

ADMINISTRATORS

      Brown Brothers Harriman Trust Company, LLC (the "Administrator") acts as Administrator for the Trust. Brown Brothers Harriman Trust Company, LLC is a wholly-owned subsidiary of Brown Brothers Harriman.

     In its capacity as Administrator, Brown Brothers Harriman Trust Company, LLC administers all aspects of the Trust's operations subject to the supervision of the Trust's Trustees except as set forth below under "Distributor". In connection with its responsibilities as Administrator and at its own expense, Brown Brothers Harriman Trust Company, LLC (i) provides the Trust with the services of persons competent to perform such supervisory, administrative and clerical functions as are necessary in order to provide effective administration of the Trust, including the maintenance of certain books and records; (ii) oversees the performance of administrative and professional services to the Trust by others, including the Fund's Custodian, Transfer and Dividend Disbursing Agent; (iii) provides the Trust with adequate office space and communications and other facilities; and (iv) prepares and/or arranges for the preparation, but does not pay for, the periodic updating of the Trust's registration statement and the Funds' prospectuses, the printing of such documents for the purpose of filings with the SEC and state securities administrators, and the preparation of tax returns for the Funds and reports to the Funds' shareholders and the SEC.

      The Administration Agreement between the Trust and Brown Brothers Harriman Trust Company, LLC (dated XXXXXXXXXX) will remain in effect for two years from such date and thereafter, but only so long as such agreement is specifically approved at least annually in the same manner as the Investment Advisory Agreement (see "Investment Adviser"). The Independent Trustees most recently approved the Trust's Administration Agreement on December xx, 2005. The agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Trustees of the Trust, or by a vote of the holders of a "majority of the Trust's outstanding voting securities" (as defined in the 1940 Act). (See "Additional Information"). The Administration Agreement is terminable by the Trustees of the Trust or shareholders of the Trust on 60 days' written notice to Brown Brothers Harriman Trust Company, LLC and by Brown Brothers Harriman Trust Company, LLC on 90 days' written notice to the Trust.

      The administrative fee payable to Brown Brothers Harriman Trust Company, LLC from the Fund is calculated daily and payable monthly at an annual rate equal to 0.125% of the Fund's average daily net assets. For the fiscal years ended October 31, 2004, 2003 and 2002, the Fund incurred $315,640, $215,071 and $58,650, respectively, for administrative services. Compensation shown was for services rendered on behalf of the Predecessor Fund.

Pursuant to separate Sub-administrative Services Agreements between Brown Brothers Harriman Trust Company, LLC and each of Federated Services Company ("Federated") and Brown Brothers Harriman & Co. (each, a "Sub-administrator"), the Sub-administrators perform such sub-administrative duties for the Fund as are from time to time agreed upon by Brown Brothers Harriman Trust Company, LLC and each Sub-administrator. The offices of Federated are located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. The offices of Brown Brothers Harriman & Co. are located at 140 Broadway, New York, New York 10005. The Sub-administrators' duties may include, but are not necessarily limited to, providing equipment and clerical personnel necessary for maintaining the organization of the Fund, participating in the preparation of documents required for compliance by the Fund with applicable laws and regulations, preparing certain documents in connection with meetings of Trustees and shareholders of the Fund, and other functions that would otherwise be performed by Brown Brothers Harriman Trust Company, LLC as set forth above. For performing such sub-administrative services, each Sub-administrator receives such compensation from Brown Brothers Harriman Trust Company, LLC as is from time to time agreed to between Brown Brothers Harriman Trust Company, LLC and each Sub-administrator, which fees, in the aggregate, may not exceed the amount paid to Brown Brothers Harriman Trust Company, LLC by the Fund.

DISTRIBUTOR

      Effective XXXXXXXX, Southpoint Distribution Services, Inc. ("Southpoint ") serves as exclusive Distributor of the Fund's shares. Its offices are located at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. The Distributor's Agreement dated as of XXXXXXXXXXXXXXX between the Trust and Southpoint remains in effect for two years from the date of its execution and thereafter, but only so long as the continuance of the agreement is specifically approved at least annually in conformity with the requirements of the 1940 Act. The agreement terminates automatically in the event of its assignment, and may be terminated (i) with respect to the Funds, at any time, without penalty, by the Board of Trustees of the Trust or by a vote of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Funds on not more than ninety (90) days' written notice to Southpoint, and (ii) by Southpoint on ninety (90) days' written notice to the Trust.

SHAREHOLDER SERVICING AGENT

      A shareholder servicing agreement with Brown Brothers Harriman pursuant to which Brown Brothers Harriman, as shareholder servicing agent for the Trust with respect to the Fund's Class N shares, among other things: answers inquiries from shareholders of and prospective investors in Class N shares of the Fund regarding account status and history, the manner in which purchases and redemptions of Fund shares may be effected and certain other matters pertaining to the Fund; assists shareholders of and prospective investors in the Fund in designating and changing dividend options, account designations and addresses; and provides such other related services as the Trust or a shareholder of or prospective investor in Class N shares of the Fund may reasonably request. For these services, Brown Brothers Harriman receives from the Fund an annual fee, computed daily and payable monthly, equal to 0.25% of the Fund's average daily net assets represented by Class N shares owned during the period for which payment was being made by shareholders who did not hold their account with a eligible institution.

FINANCIAL INTERMEDIARIES

      From time to time, the Fund and/or its Shareholder Servicing Agent enter into contracts with banks, brokers and other financial intermediaries ("Financial Intermediaries") pursuant to which a customer of the Financial Intermediary may place purchase orders for Class N shares of the Fund through that Financial Intermediary, which holds such shares in its name on behalf of that customer. Pursuant to such contract, each Financial Intermediary as agent with respect to shareholders of and prospective investors in Class N shares of the Fund who are customers of that Financial Intermediary, among other things: provides necessary personnel and facilities to establish and maintain certain shareholder accounts and records enabling it to hold, as agent, its customer's shares in its name or its nominee name on the shareholder records of the Trust; assists in processing purchase and redemption transactions; arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem Class N shares of the Fund; provides periodic statements showing a customer's account balance and, to the extent practicable, integrates such information with information concerning other customer transactions otherwise effected with or through it; furnishes, either separately or on an integrated basis with other reports sent to a customer, monthly and annual statements and confirmations of all purchases and redemptions of Class N shares in a customer's account; transmits proxy statements, annual reports, updated prospectuses and other communications from the Trust to its customers; and receives, tabulates and transmits to the Trust proxies executed by its customers with respect to meetings of Class N shareholders of the Fund. A Financial Intermediary may designate other intermediaries to accept purchase and redemption orders for Class N shares. Customer orders are priced at the NAV for Class N shares next determined after such order has been accepted by such customer's Financial Intermediary or its authorized designee. The Fund will be deemed to have received a purchase or redemption order for Class N shares when the Financial Intermediary or its authorized designee accepts such order. For these services, the Financial Intermediary receives such fees from the Fund or the Shareholder Servicing Agent as may be agreed upon from time to time between the parties.

ELIGIBLE INSTITUTIONS

      The Trust enters into eligible institution agreements with banks, brokers and other financial institutions pursuant to which each financial institution, as agent for the Trust with respect to shareholders of and prospective investors in Class N shares of the Fund who are customers with that financial institution, among other things: provides necessary personnel and facilities to establish and maintain certain shareholder accounts and records enabling it to hold, as agent, its customer's shares in its name or its nominee name on the shareholder records of the Trust; assists in processing purchase and redemption transactions; arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem shares of the Fund; provides periodic statements showing a customer's account balance and, to the extent practicable, integrates such information with information concerning other customer transactions otherwise effected with or through it; furnishes, either separately or on an integrated basis with other reports sent to a customer, monthly and annual statements and confirmations of all purchases and redemptions of Class N shares in a customer's account; transmits proxy statements, annual reports, updated prospectuses and other communications from the Trust to its customers; and receives, tabulates and transmits to the Trust proxies executed by its customers with respect to meetings of shareholders of the Fund. For these services, each financial institution receives from the Fund an annual fee, computed daily and payable monthly, equal to 0.25% of the Fund's average daily net assets represented by Class N shares owned during the period for which payment was being made by customers for whom the financial institution was the holder or agent of record.

EXPENSE PAYMENT AGREEMENT

     Under an agreement XXXXXXXXXXXXX, the Administrator pays the Fund's expenses (see "Annual Fund Operating Expenses" in the Prospectus), other than fees paid to the Administrator under the Trust's Administration Agreement and other than expenses relating to the organization of the Fund. In return, Brown Brothers Harriman Trust Company, LLC receives a fee from the Fund's Class N and Class I shares such that after such payment the aggregate expenses of the Fund do not exceed an agreed upon annual rate, currently 1.35% and 1.10% of the average daily net assets of Class N shares and Class I shares, respectively. Such fees are computed daily and paid monthly.

CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT

      Brown Brothers Harriman (the "Custodian"), 40 Water Street, Boston, Massachusetts 02109, is the Custodian for the Fund. As Custodian for the Fund, it is responsible for maintaining books and records of the Fund's portfolio transactions and holding the Fund's portfolio securities and cash pursuant to a custodian agreement with the Trust. Cash is held for the Fund in demand deposit accounts at the Custodian. Subject to the supervision of the Administrator of the Trust, the Custodian maintains the accounting records for the Fund and each day computes the NAV per share of the Fund.

      Citigroup Global Transaction Services, Two Portland Square, Portland, ME 04101 is the Transfer and Dividend Disbursing Agent for the Fund. The Transfer and Dividend Disbursing Agent is responsible for maintaining the books and records detailing ownership of the Fund's shares.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      Deloitte & Touche LLP, Boston, Massachusetts is the independent registered accounting firm for the Fund.

NET ASSET VALUE

      The NAV of each class of shares of the Fund is normally determined each day the New York Stock Exchange is open for regular trading. (As of the date of this Statement of Additional Information, such Exchange is open every weekday except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.) The determination of NAV per share is made once during each such day as of the close of regular trading on such Exchange by subtracting from the value of the Fund's total assets the amount of its liabilities, and dividing the difference by the number of shares of the Fund outstanding at the time the determination is made. NAV per share is determined separately for each class of shares by dividing the value of the Fund's total assets attributable to the shares of the class (less all liabilities attributable to the class) by the total number of shares of the class outstanding.

     The value of investments listed on a securities exchange is based on the last sale prices as of the close of regular trading of the New York Stock Exchange (which is currently 4:00 P.M., Eastern time) or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such Exchange. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security.

      Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trust's Trustees. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired for the Fund was more than 60 days, unless this is determined not to represent fair value by the Trustees.

      The value of investments listed on a domestic securities exchange is based on the last sale prices as of the regular close of the New York Stock Exchange (which is currently 4:00 p.m., New York time) or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such Exchange. Securities listed on a foreign exchange are valued at the last quoted sales price available before the time at which net assets are valued.

     Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. For purposes of calculating NAV per share, all assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates available at the time of valuation.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund's NAV is calculated, such securities would be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolios' Trustees. A domestic exchange-traded security may also be fair valued if events materially affecting the price of the security occur between the time the exchange on which the security or other asset is traded closes and the time the Fund values its assets.

COMPUTATION OF PERFORMANCE

      The average annual total return of the Fund is calculated for any period by (a) dividing (i) the sum of the aggregate NAV per share on the last day of the period of shares purchased with a $1,000 payment on the first day of the period and the aggregate NAV per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to shares purchased on the first day of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) $1,000, (b) raising the quotient to a power equal to 1 divided by the number of years in the period, and (c) subtracting 1 from the result.

      The total rate of return of the Fund for any specified period is calculated by (a) dividing (i) the sum of the aggregate NAV per share on the last day of the period of shares purchased with a $1,000 payment on the first day of the period and the aggregate NAV per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to shares purchased on the first day of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) $1,000, and (b) subtracting 1 from the result.

      The annualized average rate of return of a Fund for any specified period is calculated by (a) dividing (i) the sum of the aggregate NAV per share on the last day of the period of shares purchased with a $1,000 payment on the first day of the period and the aggregate NAV per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to shares purchased on the first day of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) $1,000, and (b) subtracting 1 from the result. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.


      The following table sets forth average annual total return information for the periods ended December 31, 2004:

International Equity Fund*
                                                     Start of Performance on
                                                         April 1, 1995
Class N shares         1 Year          5 Years
Total Return
  Before Taxes         18.79%      (4.17)%               4.85%(1)

  After Taxes on                   ------------------    (4.67)%
  Distributions        18.81%      (4.20)%

                                   ------------------
  After Taxes on
  Distributions                                          4.20%
  and Sale of Shares   12.54%       (3.44)%

--------------------------------------------------------------------------------
                         Year                            Start of Performance on
                                   ------------------    April 1, 1995
Class I shares         1           5 Years
Total Return
  Before Taxes         19.01%      (3.76)%               5.16%(2)
(1) Class N Shares commenced operations on June 07, 1997. Performance prior to that date is that of the BBH International Equity Portfolio adjusted for the expenses of the Fund.
----------------------------------------------------------------------------
(2) Class I Shares commenced operations on *October 25, 2002. Performance prior to that date is that of the BBH International Equity Portfolio adjusted for expenses of the Fund.
*Performance prior to February xx, 2006 is that of the Predecessor Fund.
The Fund has the same investment objective and policies of the Fund

Performance calculations should not be considered a representation of the average annual or total rate of return of the Fund in the future since the rates of return are not fixed. Actual total rates of return and average annual rates of return depend on changes in the market value of, and dividends and interest received from, the investments held by the Fund's expenses during the period.

      Total and average annual rate of return information may be useful for reviewing the performance of the Fund and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which pay a fixed yield for a stated period of time, the Fund's total rate of return fluctuates, and this should be considered when reviewing performance or making comparisons.

      The Fund's performance may be used from time to time in shareholder reports or other communications to shareholders or prospective investors. Performance figures are based on historical earnings and are not intended to indicate future performance. Performance information may include the Fund's investment results and/or comparisons of its investment results to various unmanaged indexes (such as the MSCI-EAFE Index) and to investments for which reliable performance data is available. Performance information may also include comparisons to averages, performance rankings or other information prepared by recognized mutual fund statistical services. To the extent that unmanaged indexes are so included, the same indexes are used on a consistent basis. The Fund's investment results as used in such communications are calculated on a total rate of return basis in the manner set forth below.

      Period and average annualized "total rates of return" may be provided in such communications. The "total rate of return" refers to the change in the value of an investment in the Fund over a stated period based on any change in NAV per share and including the value of any shares purchasable with any dividends or capital gains distributions during such period. Period total rates of return may be annualized. An annualized total rate of return is a compounded total rate of return which assumes that the period total rate of return is generated over a one year period, and that all dividends and capital gains distributions are reinvested. An annualized total rate of return is slightly higher than a period total rate of return if the period is shorter than one year, because of the assumed reinvestment.

PURCHASES AND REDEMPTIONS

      Orders received by a Financial Intermediary or an Eligible Institution will be priced at the NAV next calculated after that Financial Intermediary or Eligible Institution, as an agent of the Fund, receives the request in good order from its clients.

      A confirmation of each purchase and redemption transaction is issued as on execution of that transaction.

      The Trust reserves the right to discontinue, alter or limit the automatic reinvestment privilege at any time, but will provide shareholders prior written notice of any such discontinuance, alteration or limitation.

      A shareholder's right to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed: (i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when regular trading on such Exchange is registered as determined by the SEC by rule or regulation, (ii) during periods in which an emergency exists which causes disposal of, or evaluation of the NAV of, portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.

      An investor should be aware that redemptions from the Fund may not be processed if a completed account application with a certified taxpayer identification number has not been received.

      In the event a shareholder redeems all shares held in the Fund, future purchases of shares of the Fund by such shareholder would be subject to the Fund's minimum initial purchase requirements.

Lost Accounts. The transfer agent will consider your account lost if correspondence to your address of record is returned as undeliverable on more than two consecutive occasions, unless the transfer agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding checks (unpaid for six months or more) or checks that have been returned to the transfer agent will be reinvested at the then-current NAV and the checks will be cancelled. However, checks will not be reinvested into accounts with a zero balance.

FEDERAL TAXES

      Each year, the Trust intends to continue to qualify the Fund and elect that the Fund be treated as a separate "regulated investment company" of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Fund is not subject to federal income taxes on its Net Income and realized net long-term capital gains in excess of net short-term capital losses that are distributed to their shareholders. A 4% non-deductible excise tax is imposed on the Fund to the extent that certain distribution requirements for the Fund for each calendar year are not met. The Trust intends to continue to meet such requirements. Under Subchapter M of the Code, the Fund is not subject to federal income taxes on amounts distributed to shareholders.

      Qualification as a regulated investment company under the Code requires, among other things, that (a) at least 90% of the Fund's annual gross income, without offset for losses from the sale or other disposition of securities, be derived from interest, payments with respect to securities loans, dividends and gains from the sale or other disposition of securities, foreign currencies or other income derived with respect to its business of investing in such securities; (b) less than 30% of the Fund's annual gross income be derived from gains (without offset for losses) from the sale or other disposition of securities held for less than three months; and (c) the holdings of the Fund be diversified so that, at the end of each quarter of its fiscal year, (i) at least 50% of the market value of the Fund's assets be represented by cash, U.S. Government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's assets be represented by investments in the securities of any one issuer (other than U.S. Government securities and securities of other investment companies). Foreign currency gains that are not directly related to the Fund's business of investing in stock or securities is included in the income that counts toward the 30% gross income requirement described above but may be excluded by Treasury Regulations from income that counts toward the 90% of gross income requirement described above. In addition, in order not to be subject to federal income tax, at least 90% of the Fund's net investment income and net short-term capital gains earned in each year must be distributed to the Fund's shareholders.

      Under the Code, gains or losses attributable to foreign currency contracts, or to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time it actually collects such income or pays such liabilities, are treated as ordinary income or ordinary loss. Similarly, the Fund's share of gains or losses on the disposition of debt securities held by the Fund, if any, denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates are also treated as ordinary income or loss.

      Dividends paid from the Fund are not eligible for the dividends-received deduction allowed to corporate shareholders because the net income of the Fund does not consist of dividends paid by domestic corporations.

      Gains or losses on sales of securities are treated as long-term capital gains or losses if the securities have been held for more than one year except in certain cases where a put has been acquired or a call has been written thereon. Other gains or losses on the sale of securities are treated as short-term capital gains or losses. Gains and losses on the sale, lapse or other termination of options on securities are generally treated as gains and losses from the sale of securities. If an option written for the Fund lapses or is terminated through a closing transaction, such as a repurchase of the option from its holder, the Fund may realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid in the closing transaction. If securities are sold pursuant to the exercise of a call option written for them, the premium received would be added to the sale price of the securities delivered in determining the amount of gain or loss on the sale. The requirement that less than 30% of the Fund's gross income be derived from gains from the sale of securities held for less than three months may limit the Fund's ability to write options and engage in transactions involving stock index futures.

      Certain options contracts held for the Fund at the end of each fiscal year are required to be "marked to market" for federal income tax purposes; that is, treated as having been sold at market value. Sixty percent of any gain or loss recognized on these deemed sales and on actual dispositions are treated as long-term capital gain or loss, and the remainder are treated as short-term capital gain or loss regardless of how long the Fund has held such options. The Fund may be required to defer the recognition of losses on stock or securities to the extent of any unrecognized gain on offsetting positions held for it.

      If shares are purchased by the Fund in certain foreign investment entities, referred to as "passive foreign investment companies", the Fund may be subject to U.S. federal income tax, and an additional charge in the nature of interest, on the Fund's portion of any "excess distribution" from such company or gain from the disposition of such shares, even if the distribution or gain is paid by the Fund as a dividend to its shareholders. If the Fund were able and elected to treat a passive foreign investment company as a "qualified electing fund", in lieu of the treatment described above, the Fund would be required each year to include in income, and distribute to shareholders, in accordance with the distribution requirements set forth above, the Fund's pro rata share of the ordinary earnings and net capital gains of the company, whether or not distributed to the Fund.

      Return of Capital. Any dividend or capital gains distribution has the effect of reducing the NAV of Fund shares held by a shareholder by the same amount as the dividend or capital gains distributions. If the NAV of shares is reduced below a shareholder's cost as a result of a dividend or capital gains distribution by the Fund, such dividend or capital gains distribution would be taxable even though it represents a return of invested capital.

      Redemption of Shares. Any gain or loss realized on the redemption of Fund shares by a shareholder who is not a dealer in securities is treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss. However, any loss realized by a shareholder upon the redemption of Fund shares held one year or less is treated as a long-term capital loss to the extent of any long-term capital gains distributions received by the shareholder with respect to such shares. Additionally, any loss realized on a redemption or exchange of Fund shares is disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before such disposition, such as pursuant to reinvestment of a dividend or capital gains distribution in Fund shares.

      Foreign Taxes. The Fund may be subject to foreign withholding taxes and if more than 50% of the value of the Fund's total assets at the close of any fiscal year consists of stock or securities of foreign corporations, at the election of the Trust any such foreign income taxes paid by the Fund may be treated as paid directly by its shareholders. The Trust makes such an election only if it deems it to be in the best interest of the Fund's shareholders and notifies shareholders in writing each year if it makes the election and of the amount of foreign income taxes, if any, to be treated as paid by the shareholders. If the Trust elects to treat foreign income taxes paid from the Fund as paid directly by the Fund's shareholders, the Fund's shareholders would be required to include in income such shareholder's proportionate share of the amount of foreign income taxes paid by the Fund and would be entitled to claim either a credit or deduction in such amount. (No deduction is permitted in computing alternative minimum tax liability). Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes are subject to the limitation that the credit may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to that shareholder's total foreign source taxable income. For this purpose, the portion of dividends and capital gains distributions paid from the Fund from its foreign source income is treated as foreign source income. The Fund's gains and losses from the sale of securities are generally treated as derived from U.S. sources, however, and certain foreign currency gains and losses likewise are treated as derived from U.S. sources. The limitation of the foreign tax credit is applied separately to foreign source "passive income", such as the portion of dividends received from the Fund which qualifies as foreign source income. In addition, the foreign tax credit is allowed to offset only 90% of the alternative minimum tax imposed on corporations and individuals. Because of these limitations, a shareholder may be unable to claim a credit for the full amount of such shareholder's proportionate share of the foreign income taxes paid from the Fund.

      Certain entities, including corporations formed as part of corporate pension or profit-sharing plans and certain charitable and other organizations described in Section 501 (c) of the Internal Revenue Code, as amended, that are generally exempt from federal income taxes may not receive any benefit from the election by the Trust to "pass through" foreign income taxes to the Fund's shareholders.

      In certain circumstances foreign taxes imposed with respect to the Fund's income may not be treated as income taxes imposed on the Fund. Any such taxes would not be included in the Fund's income, would not be eligible to be "passed through" to Fund shareholders, and would not be eligible to be claimed as a foreign tax credit or deduction by Fund shareholders. In particular, in certain circumstances it may not be clear whether certain amounts of taxes deducted from gross dividends paid to the Fund would, for U.S. federal income tax purposes, be treated as imposed on the issuing corporation rather than the Fund.

      Other Taxes. The Fund is subject to state or local taxes in jurisdictions in which it is deemed to be doing business. In addition, the treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Distributions to shareholders may be subject to additional state and local taxes. Shareholders should consult their own tax advisors with respect to any state or local taxes.

      Other Information. Annual notification as to the tax status of capital gains distributions, if any, is provided to shareholders shortly after October 31, the end of the Fund's fiscal year. Additional tax information is mailed to shareholders in January.

      Under U.S. Treasury regulations, the Trust and each Eligible Institution are required to withhold and remit to the U.S. Treasury a portion (31%) of dividends and capital gains distributions on the accounts of those shareholders who fail to provide a correct taxpayer identification number (Social Security Number for individuals) or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to such withholdings. Prospective investors should submit an IRS Form W-9 to avoid such withholding.

      This tax discussion is based on the tax laws and regulations in effect on the date of this Statement of Additional Information, however such laws and regulations are subject to change. Shareholders and prospective investors are urged to consult their tax advisors regarding specific questions relevant to their particular circumstances.

DESCRIPTION OF SHARES

      The Trust is an open-end management investment company organized as a Delaware Trust on October 28, 2005. Its offices are located at 40 Water Street, Boston, Massachusetts 02109; its telephone number is (800) 625-5759. The Declaration of Trust currently permit the Trust to issue 2,500,000,000 shares of common stock, par value $0.001 per share, of which 25,000,000 shares have been classified as shares of BBH International Equity Fund Class N and 25,000,000 shares have been classified as shares of BBH International Equity Fund Class I. The Board of Trustees of the Trust also has the power to designate one or more additional series of shares of common stock or class thereof, and to classify and reclassify any unissued shares with respect to such series and/or classes. Currently there are four such series in addition to the Fund, three of which also offer multiple classes of shares.

      Each share of the Fund represents an equal proportional interest in the Fund with each other share. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

      Shares of the Trust entitle their holders to one vote per full and fractional share. Separate votes are taken by a single series of the Trust on matters affecting only that series, and by a single class of a particular series on matters affecting only that class. Shareholders in the Trust do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of the Trust may elect all of the Trustees of the Trust if they choose to do so and in such event the other shareholders in the Trust would not be able to elect any Trustee. The Trust is not required and has no current intention to hold meetings of shareholders annually but the Trust will hold special meetings of shareholders when in the judgment of the Trust's Trustees it is necessary or desirable to submit matters for a shareholder vote as may be required by the 1940 Act or as may be permitted by the Declaration of Trust or By-laws. Shareholders have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have the right to remove one or more Trustees without a meeting by a declaration in writing by a specified number of shareholders. Shares have no preemptive or conversion rights. The rights of redemption are described in the Prospectus. Shares are fully paid and non-assessable by the Trust. The Trust's Declaration of Trust provide that the Trust may, upon the approval of its Board of Trustees, require the redemption of all or any part of any outstanding shares without shareholder consent upon the sending of written notice thereof to each affected shareholder. This might occur, for example, if the Fund does not reach or fails to maintain an economically viable size.

      Share certificates are not issued by the Trust.


      The By-laws of the Trust provide that the presence in person or by proxy of the holders of record of one third of the shares of a Fund outstanding and entitled to vote thereat shall constitute a quorum at all meetings of shareholders of the Fund, except as otherwise required by applicable law. The By-laws further provide that all questions shall be decided by a majority of the votes cast at any such meeting at which a quorum is present, except as otherwise required by applicable law.

      The Trust's Declaration of Trust provide that, at any meeting of shareholders of the Fund, each Eligible Institution may vote any shares as to which that Eligible Institution is the agent of record and which are otherwise not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which that Eligible Institution is the agent of record. Any shares so voted by an Eligible Institution are deemed represented at the meeting for purposes of quorum requirements.

The Declaration of Trust further provides that obligations of the Trust are not binding upon the Trust's Trustees individually but only upon the property of the Trust and that the Trust's Trustees are not liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trust's Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

      The Trust has adopted a plan pursuant to Rule 18f-3 under the 1940 Act (the "Plan") to permit the Trust to establish a multiple class distribution system for the Fund. Under the Plan, each class of shares represents an interest in the same portfolio of investments of the Fund, and has the same rights and privileges as any other class of the Fund.

PORTFOLIO BROKERAGE TRANSACTIONS

      The Fund is managed actively in pursuit of its investment objective. Securities are not traded for short-term profits but, when circumstances warrant, securities are sold without regard to the length of time held. A 100% turnover would occur, for example, if all portfolio securities (excluding short-term obligations) were replaced once in a period of one year. For the fiscal years ended October 31, 2004, 2003 and 2002, the portfolio turnover rate of the BBH International Equity Portfolio was 81%, 74% and 36%, respectively. The portfolio turnover rate is that of the BBH International Equity Portfolio in which the Fund invested through October 31, 2002. The amount of brokerage commissions and taxes on realized capital gains to be borne by the shareholders of the Fund tends to increase as the level of portfolio activity increases.

      In effecting securities transactions the Investment Adviser seeks to obtain the best price and execution of orders. All of the transactions for the Fund are executed through qualified brokers other than Brown Brothers Harriman. In selecting such brokers, the Investment Adviser considers a number of factors including: the broker's ability to execute orders without disturbing the market price; the broker's reliability for prompt, accurate confirmations and on-time delivery of securities; the broker's financial condition and responsibility; the research and other information provided by the broker; and the commissions charged. Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if the Investment Adviser determines in good faith that the amount of such commissions is reasonable in relation to the value of the brokerage services and research information provided by such broker.

      For the fiscal year ended October 31, 2002, the aggregate commission paid by the BBH International Equity Portfolio was $296,211. After October 28, 2002, commissions were paid by the Fund. The aggregate commissions paid by the Fund for the fiscal years ended October 31, 2004 and 2003 were $16,875 and $547,731, respectively. Compensation shown was for services rendered on behalf of the Predecessor Fund.

      A portion of the transactions for the Fund are executed through qualified brokers other than Brown Brothers Harriman In selecting such brokers, the Investment Adviser may consider the research and other investment information provided by such brokers. Research services provided by brokers to which Brown Brothers Harriman has allocated brokerage business in the past include economic statistics and forecasting services, industry and company analyses, portfolio strategy services, quantitative data, and consulting services from economists and political analysts. Research services furnished by brokers are used for the benefit of all the Investment Adviser's clients and not solely or necessarily for the benefit of the Fund. The Investment Adviser believes that the value of research services received is not determinable nor does such research significantly reduce its expenses. The Fund does not reduce the fee paid to the Investment Adviser by any amount that might be attributable to the value of such services.

      Portfolio securities are not purchased from or sold to the Administrator, Distributor or Investment Adviser or any "affiliated person" (as defined in the 1940 Act) of the Administrator, Distributor or Investment Adviser when such entities are acting as principals, except to the extent permitted by law.

      A committee, comprised of officers and partners of Brown Brothers Harriman who are portfolio managers of some of Brown Brothers Harriman's managed accounts (the "Managed Accounts"), evaluates semi-annually the nature and quality of the brokerage and research services provided by brokers, and, based on this evaluation, establishes a list and projected ranking of preferred brokers for use in determining the relative amounts of commissions to be allocated to such brokers. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings.

      The Trust's Trustees review regularly the reasonableness of commissions and other transaction costs incurred for the Fund in light of facts and circumstances deemed relevant from time to time and, in that connection, receive reports from the Investment Adviser and published data concerning transaction costs incurred by institutional investors generally.

      Over-the-counter purchases and sales are transacted directly with principal market makers, except in those circumstances in which, in the judgment of the Investment Adviser, better prices and execution of orders can otherwise be obtained. If the Fund effects a closing transaction with respect to a futures or option contract, such transaction normally would be executed by the same broker-dealer who executed the opening transaction. The writing of options by the Fund may be subject to limitations established by each of the exchanges governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers. The number of options which the Fund may write may be affected by options written by the Investment Adviser for other investment advisory clients. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

      The Investment Adviser may direct a portion of the Fund's securities transactions to certain unaffiliated brokers which in turn use a portion of the commissions they receive from the Fund to pay other unaffiliated service providers on behalf of the Fund for services provided for which the Fund would otherwise be obligated to pay. Such commissions paid by the Fund are at the same rate paid to other brokers for effecting similar transactions in listed equity securities.

      On those occasions when Brown Brothers Harriman deems the purchase or sale of a security to be in the best interests of the Fund as well as other customers, Brown Brothers Harriman, to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions, if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction are made by Brown Brothers Harriman in the manner it considers to be most equitable and consistent with its fiduciary obligations to its customers, including the Fund. In some instances, this procedure might adversely affect the Fund.

ADDITIONAL INFORMATION

      As used in this Statement of Additional Information and the Prospectus, the term "majority of the outstanding voting securities" (as defined in the 1940 Act) currently means the vote of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or represented by proxy; or (ii) more than 50% of the outstanding voting securities, whichever is less.

      Fund shareholders receive semi-annual reports containing unaudited financial statements and annual reports containing financial statements audited by independent auditors.

      With respect to the securities offered by the Prospectus, this Statement of Additional Information and the Prospectus do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C. or by calling 1-202-942-8090. Additionally, this information is available on the EDGAR database at the SEC's internet site at http://www.sec.gov. A copy may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

      Statements contained in this Statement of Additional Information and the Prospectus concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement. Each such statement is qualified in all respects by such reference.

FINANCIAL STATEMENTS

The Annual Report of the Fund dated October 31, 2004 has been filed with the SEC pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder and is hereby incorporated herein by reference. A copy of the Annual Report which also contains performance information of the Fund will be provided without charge to each person receiving this Statement of Additional Information. Appendix - Listing of Service Providers
The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Legal Counsel
Sullivan & Cromwell LLP
Service Providers
Federated Services Company
Southpoint Distribution Services, Inc. Services, Inc.
ReedSmith LLP
Security Pricing Services
ITG, Inc.
FT Interactive
Reuters, Inc.
Ratings Agencies
IDC



PROSPECTUS

JANUARY XX, 2006

BBH BROAD MARKET FIXED INCOME FUND
CLASS N SHARES
CLASS I SHARES

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CONTENTS

INVESTMENT OBJECTIVE
PRINCIPAL INVESTMENT STRATEGIES
PRINCIPAL RISK FACTORS
FUND PERFORMANCE
FEES AND EXPENSES OF THE FUND
INVESTMENT ADVISER
SHAREHOLDER INFORMATION
FINANCIAL HIGHLIGHTS
ADDITIONAL INFORMATION


INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide maximum total return, consistent with preservation of capital and prudent investment management.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances the Investment Adviser invests at least 80% of the assets of the Fund in a broad range of fixed income securities. The weighted average rating of the Fund's total fixed income holdings will be investment grade. An investment grade security is one rated investment grade at the time of purchase by either a nationally recognized statistical rating organization (NRSRO) such as Moody's Investors Service, Standard & Poor's, Fitch Ratings or Duff & Phelps Credit Rating Co. (or, if unrated, a security that would, in the opinion of the Investment Adviser, be considered investment grade if rated by an NRSRO). The dollar weighted average maturity of the Fund's holdings will range from two years to ten years.

The Investment Adviser invests the assets of the Fund in a broad range of fixed income securities, primarily U.S. dollar denominated. The Fund's assets may also be invested in non U.S. dollar denominated securities. The Investment Adviser may invest the assets of the Fund in securities issued by the U.S. Government and its agencies or instrumentalities, sovereign foreign governments and their agencies or instrumentalities, U.S. and foreign corporations, banks and brokers, asset backed securities, mortgage backed securities and repurchase agreements.

Mortgage backed securities are collateralized by pools of residential or commercial mortgage loans, including first and second mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations.

Asset backed securities are collateralized by pools of obligations or assets. Most asset backed securities involve pools of consumer or commercial debts with maturities of less than ten years. However, almost any type of assets may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Asset backed securities may be structured as Floaters, Inverse Floaters, interest only and principal only obligations.

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction or effectively the interest rate paid by the dealer to the Fund. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Investment Adviser. The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Investment Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks.

Rather than investing directly in the securities in which the Fund invests, the Fund may use derivatives investments to gain exposure to market movements related to such securities, or to reduce exposure to other risks, such as interest rate or currency risk. The Fund may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies. The Investment Adviser may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by the Fund will succeed. Derivative investments include future, swap and option contracts.

Common features of future contracts include: (1) standardized contract features, (2) traded on organized exchanges and (3) limited maturity, usually 3 months. As the price of the underlying security changes day to day, the value of the future contract also changes. Both buyer and seller recognize this daily gain or loss by transferring the relative gain or loss to the other party. This is called "the daily margin" requirement. The use of futures gives the Investment Adviser tremendous flexibility in managing the investment risk.

A swap is a contractual agreement in which two counterparties agree to exchange streams of payments over time. The three main types are interest rate swaps and total-rate-of-return swaps and credit default swaps. In an interest rate swap, the counterparties exchange interest payment streams of differing character on an underlying notional principal amount. No principal changes hands, and pricing of swaps are quoted in relation to LIBOR, the London Inter-Bank Offering Rate. Total-rate-of-return swaps are structured to replicate all or a portion of return characteristics of an index. The index is decided between the two parties, and, like interest rate swaps, is priced in relation to LIBOR. Total-rate-of-return swaps allow the Fund, at a relatively low cost, to either increase or decrease exposure to any asset class, which can be defined by an index. Credit default swaps are agreements where the Fund pays a fixed periodic coupon for the specified life of the agreement. The other party makes no payments unless a credit event, relating to a predetermined security, occurs. If such an event occurs, the party will then make a payment to the Fund, and the swap will terminate. The size of the payment is usually linked to the decline in such security's market value following the occurrence of the credit event.

An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option.

The Investment Adviser seeks to deliver superior risk adjusted returns relative to the Lehman Brothers Aggregate Bond Index. The Investment Adviser's security selection is based upon proprietary credit research and a quantitative decision framework. The Investment Adviser also seeks to forecast excess returns for each market sector by identifying sectors with superior risk adjusted prospects (based on each sector's historic volatility characteristics). Sector positions are taken in proportion to the Investment Adviser's conviction, expectations of return and risk, and the Fund's investment policies. The Investment Adviser's Bond Policy Group establishes risk parameters for the Fund and monitors the distribution of risk across sector, duration and currency categories.

The Investment Adviser may invest a portion of the assets of the Fund in fixed income securities rated below investment grade or, if unrated, determined by the Investment Adviser to be of comparable quality. These non investment grade securities are commonly referred to as high yield securities or junk bonds. The Investment Adviser may use certain derivative investment techniques, such as interest rate swaps or investing in other investment companies, in order to obtain participation in non-investment grade securities.

Because the Fund refers to fixed income investments in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in fixed income securities under normal circumstances.

PRINCIPAL RISK FACTORS

The principal risks of investing in the Fund and the circumstances reasonably likely to adversely affect an investment are described below. The share price of the Fund changes daily based on market conditions and other factors. A shareholder may lose money by investing in the Fund.

Market Risk:

This is the risk that the price of a security will fall due to changing economic, political or market conditions, or due to a company's individual situation.

Interest Rate Risk:
Interest rate risk refers to the price fluctuation of a bond in response to changes in interest rates. In general, bonds with shorter maturities are less sensitive to interest rate movements than those with longer maturities.

Credit Risk:
Credit risk refers to the likelihood that an issuer will default on interest or principal payments.


ISSUER RISK:
The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Liquidity Risk:
Liquidity risk exists when a particular instrument is difficult to purchase or sell. If a transaction is particularly large or if the relevant market is illiquid (as is the case with many restricted securities), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price. Securities in the Fund are generally less liquid than many other investments including but not limited to securities issued by the U.S. government, commercial paper and those of higher rated investment grade corporate securities.

Maturity Risk:
Interest rate risk will generally affect the price of a fixed income security more if the security has a longer maturity.

Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of a fund's investments will affect the volatility of a fund's share price.

Mortgage Risks:
Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Derivatives Risk:
Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. By investing in a derivative instrument, the Fund could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Foreign Investment Risk:
Investing in securities of foreign issuers involves risks not typically associated with investing in securities of domestic issuers including foreign exchange risk, regulatory risk and tax risk. Changes in political or social conditions, diplomatic relations, or limitations on the removal of funds or assets may adversely affect the value of the investments in the Fund. Changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of Fund securities and could favorably or unfavorably affect the Fund's operations. The economies of individual foreign nations differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments as compared to interest paid to the Fund by domestic issuers.

Because foreign securities generally are denominated and pay interest in foreign currencies, and the Fund holds various foreign currencies from time to time, the value of the assets of the Fund as measured in U.S. dollars is affected favorably or unfavorably by changes in exchange rates. The Fund also incurs costs in connection with conversion between various currencies.

Leveraging Risk:
The use of derivatives may create leveraging risk. The use of leveraging may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's securities.

Non Investment Grade Security Risk:
To the extent that the Fund invests directly or indirectly in non investment grade securities and unrated securities of similar credit quality (commonly known as "junk bonds"), it may be subject to greater levels of market, interest rate, credit, issuer and liquidity risk than a fund that does not invest in such securities. Non investment grade securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for non investment grade securities and reduce the Fund's ability to sell its non investment grade securities (See "Liquidity Risk").

INVESTMENTS IN THE FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, BROWN BROTHERS HARRIMAN OR ANY OTHER BANK, AND THE SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER FEDERAL, STATE OR OTHER GOVERNMENTAL AGENCY. ALTHOUGH U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES MAY BE CHARTERED OR SPONSORED BY ACTS OF CONGRESS, THEIR SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE UNITED STATES TREASURY.

FUND PERFORMANCE (To be filed by Amendment)

The Fund is a successor to a mutual fund of the same name, which was a series of BBH Fund, Inc. (the "Predecessor Fund").The Predecessor Fund was managed by Brown Brothers Harriman, the Fund's Investment Adviser. Prior to the Fund's commencement of operations date of January xx, 2006, the Fund had no investment operations. Accordingly, the performance information and financial information provided in this prospectus for the periods prior to that date is historical information of the Predecessor Fund adjusted to reflect the Fund's anticipated expenses.

The following bar chart and tables give an indication of the risks involved with an investment in the Fund. The bar chart show changes in the performance of the Fund's Class N shares from year to year. The tables show how the average annual returns of the Fund's Class N and Class I shares for the periods indicated compare to those of a broad measure of market performance.

When you consider this information, please remember that the Fund's performance (before and after taxes) in past years is not necessarily an indication of how the Fund will do in the future.

Total Return for Class N Shares (% Per Calendar Year)

2001         7.77%
2002         7.41%
2003         7.30%
2004         4.41%

Highest and Lowest Return for Class N Shares (Quarterly 2001-2004)

                              RETURN      QUARTER ENDING
HIGHEST                       3.77%       6/30/2003
LOWEST                        (2.53)%     6/30/2004

Average Annual Total Returns (Through December 31, 2004)

                                                      START OF PERFORMANCE
                                          1 YEAR      (SINCE 7/20/00)*
CLASS N SHARES
Return Before Taxes                       4.41%       7.48%
Return After Taxes on
   Distributions**                        2.79%       5.68%
Return After Taxes on Distributions
   and Sale of Fund Shares**              3.03%       5.38%
CLASS I SHARES
Return Before Taxes                       4.65%       7.68%
Lehman Brothers Aggregate Bond Index
   (reflects no deduction for
   fees, expenses or taxes)               4.34%       7.56%

* Historical total return information for any period prior to the Fund's commencement of operations (12/22/00 for N shares and 12/3/02 for I shares) will be that of the BBH Broad Market Fixed Income Portfolio adjusted to assure that all charges, expenses and fees which are presently in effect for each class were deducted during such periods, as permitted by applicable SEC staff interpretations.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns for Class I Shares will differ from those shown above for Class N Shares. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


FEES AND EXPENSES OF THE FUND

The tables below describe the fees and expenses that an investor may pay if that investor buys and holds the Fund's Class N and Class I shares.

Shareholder Fees
(Fees paid directly from an investor's account)

                                                   CLASS N          CLASS I
Maximum Sales Charge (Load)
   Imposed on Purchases                            None             None
Maximum Deferred Sales Charge (Load                None             None
Maximum Sales Charge (Load)
   Imposed on Reinvested Dividends                 None             None
Redemption Fee (as a percentage
   of total redemption proceeds)(1)                1.00%            1.00%
Exchange Fee                                       None             None

Annual Fund Operating Expenses
(Expenses that are deducted from fund assets as a percentage of average net assets)

Management Fee                                     0.20%            0.20%
Administration Fee                                 0.10%            0.10%
Shareholder Servicing Fee                          0.15%            0.15%
Other Expenses                                     N/A              None
                                                   ---              ----
Total Annual Fund Operating Expenses               N/A              0.45%

(1) The redemption fee applies to any shares redeemed within 30 days after purchase. See the section entitled "Redemption Fee" for more information on when and how this fee is applied.

EXAMPLE

This example is intended to help an investor compare the cost of investing in the Fund's Class N and Class I shares to the cost of investing in other mutual funds. The example assumes that an investor invests $10,000 in the Fund for the time periods indicated and then sells all of his shares at the end of those periods. The example also assumes that an investment has a 5% return each year and that the Fund's Class N and Class I shares operating expenses remain the same as shown in the table above. Although actual costs on an investor's investment may be higher or lower, based on these assumptions the investor's costs would be:

                  CLASS N      CLASS I
1 year            $XX          $XX
3 years           $XX          $XX
5 years           $XX          $XX
10 years          $XX          $XX

INVESTMENT ADVISER

The Investment Adviser to the Fund is Brown Brothers Harriman, Private Bankers, a New York limited partnership established in 1818. Brown Brothers Harriman has established a separately identifiable department (SID) to provide investment advice to mutual funds. The SID is registered with the SEC under the Investment Advisers Act of 1940. The Investment Adviser is located at 140 Broadway, New York, NY 10005.

The Investment Adviser provides investment advice and portfolio management services to the Fund. Subject to the general supervision of the Board of Trustees of BBH Trust (Trust), the Investment Adviser makes the day-to-day investment decisions for the Fund, places the purchase and sale orders for the portfolio transactions of the Fund, and generally manages the Fund's investments. The Investment Adviser also analyzes and monitors economic trends, monetary policy and bond credit ratings on a continuous basis. The holdings of the Fund are regularly reviewed in an effort to enhance returns. The Investment Adviser provides a broad range of investment management services for customers in the United States and abroad. At December 31, 2005, it managed total assets of approximately $XX billion.

A team of individuals manages the Fund's securities on a day-to-day basis. This team includes Mr. Jeffrey A. Schoenfeld, Mr. Glenn E. Baker, Mr. Gregory
S. Steier and Mr. James J. Evans. Mr. Schoenfeld holds a B.A. from the University of California, Berkley and a M.B.A. from the Wharton School of the University of Pennsylvania. He joined Brown Brothers Harriman in 1984. Mr. Baker holds a B.A. and a M.B.A. from the University of Michigan and is a Chartered Financial Analyst. He joined Brown Brothers Harriman in 1991. Mr. Steier holds a B.S. and a M.B.A. from New York University. He joined Brown Brothers Harriman in 1992. Mr. Evans holds a B.S. from the University of Delaware and a M.B.A. from New York University and is a Chartered Financial Analyst. He joined Brown Brothers Harriman in 1996.

The Fund's SAI provides additional information about the Portfolio Managers' compensation, management of other accounts, and ownership of shares of the Fund.

The Investment Adviser receives a fee, computed daily and payable monthly, equal to 0.20% of the average daily net assets of the Fund. This fee compensates the Investment Adviser for its services and its expenses (such as salaries of its personnel).

SHAREHOLDER INFORMATION

Net Asset Value
The Trust normally determines the Fund's net asset value (NAV) per share once daily at 4:00 p.m., Eastern time on each day the New York Stock Exchange
(NYSE) is open for regular trading. The determination of the Fund's NAV is made by subtracting from the value of the total net assets of the Fund the amount of its liabilities and dividing the difference by the number of shares of the Fund outstanding at the time the determination is made.

The Trust values the assets of the Fund's portfolio on the basis of their market quotations and valuations provided by independent pricing services. If quotations are not readily available, the assets are valued at fair value in accordance with procedures established by the Trustees of the Trust. A security or other asset held by the Fund may also be fair valued if events materially affecting the price of the security or other asset occur between the time the exchange on which the security or other asset is traded closes and the time the Fund values its assets.

The NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem Fund shares.


Securities Valuation Policies


The Fund has a valuation policy which requires each security to be valued as of the close of the NYSE at 4:00 p.m., Eastern time, each business day when determining the Fund's NAV. The valuation policy further requires that if a security price is not deemed reliable, then that security price should be overridden and a fair valuation price be determined and used.

The Fund generally values fixed income securities according to prices furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities.

If prices are not available from an independent pricing service, fixed income securities are valued on the basis of (i) the average of bid quotes obtained from at least two dealers, or (ii) the average of bid and asked quotes from one dealer who has made a market in the security.

Exchange traded options are valued at their most recent sale price on the exchange, or if no such sales are reported, at the average bid price, or if it is not possible to determine the average bid price, at the most recent bid quotation, in the case of purchased options, or at the most recent asked quotation, in the case of written options. Over-the-counter options are valued at (i) the most recent bid quotation supplied by a leading dealer, in the case of a purchased option, and (ii) at the most recent asked quotation supplied by a leading dealer, in the case of a written option.

Futures are valued at the most recent settlement price on the relevant exchange.

Foreign currency forward contracts are valued on the basis of the value of the underlying currencies at the prevailing currency exchange rates.

"Total rate of return" swap transactions are valued using a model for the transaction developed by the Adviser's Fixed Income Quantitative Research team.

Where a market quotation for a portfolio security is not readily available, and no independent pricing service furnishes a price, the value of the security used in computing NAV is its fair value as determined in good faith under procedures approved by the Fund's Board.

The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Fund's Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

If (i) one or more markets in the Fund's securities or other assets trade have closed or are disrupted as a result of unusual or extraordinary events or (ii) some other market or economic event causes one or more securities or other assets held by the Fund to experience a significant change in value after the normal close of the market on which the security trades, and (iii) the Fund Administrator has determined in good faith that the potential impact of such events on the net asset value of the Fund exceeds 1/2 of 1%, the security will be fair valued.

There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued by an independent pricing service, or based on market quotations.


Description of Share Classes
The Fund offers Class N shares and Class I shares through this prospectus. Class N shares and Class I shares have different operating expenses and may be purchased at NAV without a sales charge. Neither Class N shares nor Class I shares convert to any other class of shares of the Fund.

Purchase of Shares
The Trust offers shares of the Fund on a continuous basis at their NAV without a sales charge. The Trust reserves the right to determine the purchase orders for Fund shares that it will accept. Investors may purchase shares on any day the NAV is calculated. The Trust executes purchases of Fund shares at the NAV per share next determined after the Trust receives the order, including acceptable payment for such order. Shares are entitled to dividends declared, if any, starting as of the first business day following the day the Trust executes the purchase order on the books of the Trust.

An investor who has an account with an Eligible Institution or a Financial Intermediary may place purchase orders for Fund shares through that Eligible Institution or Financial Intermediary which holds such shares in its name on behalf of that customer pursuant to arrangements made between that customer and that Eligible Institution or Financial Intermediary. Each Eligible Institution or Financial Intermediary arranges payment for Fund shares on behalf of its customers. An Eligible Institution or a Financial Intermediary may charge a transaction fee on the purchase of Fund shares.

An investor who does not have an account with an Eligible Institution or Financial Intermediary must place purchase orders for Fund shares with the Trust through Citigroup Global Transaction Services, the Fund's Transfer Agent. Such investor's order will be priced at the NAV next calculated after the Fund receives payment and that payment has been converted into Federal Funds. Such an investor has such shares held directly in the investor's name on the books of the Trust and is responsible for arranging for the payment of the purchase price of Fund shares.

Investment Minimums*
Minimum initial and subsequent purchase amounts vary depending on the class of shares you buy.

                           CLASS N        CLASS I
Initial Purchases          $100,000       $ 5,000,000
Subsequent Purchases       $  25,000      $    25,000

The minimum investment for Financial Intermediaries or Eligible Institutions maintaining an omnibus account with the Fund is $25 million ($25,000,000).

*Brown Brothers Harriman, the Fund's Shareholder Servicing Agent, may change these investment minimums from time to time. Each Eligible Institution and each Financial Intermediary may establish and amend, from time to time, a minimum initial and a minimum subsequent purchase requirements for its customers which currently is as low as $1,000.

Redemption of Shares
The Trust executes your redemption request at the next NAV calculated after the Trust receives your redemption request. Shares continue to earn dividends declared, if any, through the business day that the Trust executes the redemption request on the books of the Trust.

Shareholders must redeem shares held by an Eligible Institution or a Financial Intermediary on behalf of such shareholder pursuant to arrangements made between that shareholder and that Eligible Institution or Financial Intermediary. The Trust pays proceeds of a redemption to that shareholder's account at that Eligible Institution or Financial Intermediary on a date established by the Eligible Institution or Financial Intermediary. An Eligible Institution or a Financial Intermediary may charge a transaction fee on the redemption of Fund shares.

Shareholders may redeem shares held directly in the name of a shareholder on the books of the Trust by submitting a redemption request to the Trust through the Transfer Agent. The Trust pays proceeds resulting from such redemption directly to the shareholder generally on the next business day after the redemption request is executed.

Redemptions By The Trust
The Shareholder Servicing Agent has established a minimum account size of $100,000 for Class N shares and $5,000,000 for Class I shares, which may be changed from time to time. If the value of a shareholder's holdings in the Fund falls below that amount because of a redemption of shares, the Trust reserves the right to redeem the shareholder's remaining shares. If such remaining shares are to be redeemed, the Trust notifies the shareholder and allows the shareholder 60 days to make an additional investment to meet the minimum requirement before the redemption is processed.

Each Eligible Institution and each Financial Intermediary may establish and change from time to time for their respective customers a minimum account size, each of which may be lower than that established by the Shareholder Servicing Agent.

Further Redemption Information
Redemptions of shares are taxable events on which a shareholder may realize a gain or a loss.

The Trust has reserved the right to pay redemption proceeds by a distribution in-kind of portfolio securities (rather than cash). In the event that the Trust makes an in-kind distribution, you could incur brokerage and transaction charges when converting the securities to cash. The Trust does not expect to make in-kind distributions, but if it does, the Trust will pay, during any 90-day period, your redemption proceeds in cash up to either $250,000 or 1% of the Trust's net assets, whichever is less.

The Trust may suspend a shareholder's right to receive payment with respect to any redemption or postpone the payment of the redemption proceeds for up to seven days and for such other periods as applicable law may permit.

Redemption Fee
Fund shares that are redeemed within 30 days of purchase will be subject to a redemption fee of 1.00% of the total redemption proceeds. The redemption fee is payable to the affected Fund and is intended to reduce the impact on remaining investors in the Fund of the costs incurred by the Fund in meeting redemption requests from investors who are not long-term investors. For purposes of determining whether the redemption fee applies, shares held the longest will be redeemed first.

Dividends and Distributions
The Trust declares and pays to shareholders substantially all of the Fund's net income monthly as a dividend, and substantially all of the Fund's realized net capital gains, if any, annually as a capital gains distribution. The Trust may make an additional dividend and/or capital gains distribution in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund. The Trust pays dividends and capital gains distributions to shareholders of record on the record date. The Fund's net income and realized net capital gains include that Fund's pro rata share of the Fund's net income and realized net capital gains.

Unless a shareholder whose shares are held directly in the shareholder's name on the books of the Trust elects to have dividends and capital gains distributions paid in cash, the Trust automatically reinvests dividends and capital gains distributions in additional Fund shares without reference to the minimum subsequent purchase requirement. There are no sales charges for the reinvestment of dividends.

Each Eligible Institution and each Financial Intermediary may establish its own policy with respect to the reinvestment of dividends and capital gains distributions in additional Fund shares.

Taxes
Dividends are taxable to shareholders of the Fund as ordinary income, whether such dividends are paid in cash or reinvested in additional shares. Capital gains may be taxable at different rates depending on the length of time the Fund holds its assets. Capital gains distributions are taxable to shareholders as long-term capital gains, whether paid in cash or reinvested in additional shares and regardless of the length of time a particular shareholder has held Fund shares.

The treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Therefore, distributions to shareholders may be subject to additional state and local taxes. Shareholders are urged to consult their tax advisors regarding any state or local taxes.

FINANCIAL HIGHLIGHTS

      The Fund's fiscal year end is October 31. As this is the Fund's first fiscal year, financial information is not yet available.

ADDITIONAL INFORMATION

To reduce expenses, we mail only one copy of the Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1-800-625-5759 or if your shares are held through a financial institution please contact them directly. We will begin sending you individual copies thirty days after receiving your request.

Frequent Trading Policy

Frequent or short-term trading into and out of the Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt the Fund's investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), dilute the interests of other shareholders, increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund's NAV in advance of the time as of which NAV is calculated.

The Fund's Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Fund's Shares. As described above, the Fund imposes a fee on redemptions or exchanges of Fund Shares within 30 days of the date of purchase. The Fund also monitors trading in Fund Shares in an effort to identify disruptive trading activity.

In addition, each agreement among the Fund, its distributor, Eligible Institution and Financial Intermediary will contain representations concerning the Eligible Institution's and Financial Intermediary's policies and procedures to monitor and deter market timing.

No matter how the Fund defines its limits on frequent trading of Fund Shares, other purchases and sales of Fund Shares, not deemed to be frequent trading, may have adverse effects on the management of the Fund's portfolio and its performance.

The Fund's objective is that its redemption fees and restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which shares are held. However, the Fund anticipates that limitations on its ability to identify trading activity to specific shareholders, including where shares are held through an Eligible Institution or a Financial Intermediary in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

The Fund's management or the Adviser may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders and may preclude the shareholder from making further purchases or exchanges of Fund Shares.


Portfolio Holdings Information

Information concerning the Fund's portfolio holdings is available on the BBH website at www.bbhfunds.com. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website approximately 15 days after the end of the month and remains posted until replaced by the information for the succeeding month.

You may also access from the "Online Literature/Holdings Report" section of the website portfolio information as of the end of each of the Fund's fiscal quarters. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.




MORE INFORMATION ON THE FUND IS AVAILABLE FREE UPON REQUEST, INCLUDING THE
FOLLOWING:

ANNUAL/SEMI-ANNUAL REPORT
Describes the Fund's performance, lists portfolio holdings and contains a letter from the Fund's Investment Adviser discussing recent market conditions, economic trends and Fund strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
Provides more details about the Fund and its policies and information on the Fund's non-principal investment strategies. A current SAI is on file with the SEC and is incorporated by reference (is legally considered part of this prospectus).

TO OBTAIN INFORMATION OR MAKE SHAREHOLDER INQUIRIES:
By telephone:                 Call 1-800-625-5759

By mail write to the Fund's Shareholder Servicing Agent:
                              Brown Brothers Harriman
                              140 Broadway
                              New York, New York 10005

By E-mail send your request to:     bbhfunds@bbh.com

On the Internet:
Text-only versions of Fund documents, including a recent statement of Fund holdings, can be viewed online or downloaded from:
                              Brown Brothers Harriman
                              http://www.bbhfunds.com
                              SEC http://www.sec.gov

You can also review or obtain copies by visiting the SEC's Public Reference Room in Washington, DC or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operations of the Public Reference Room may be obtained by calling 1-202-942-8090. Additionally, this information is available on the EDGAR database at the SEC's internet site at http://www.sec.gov. A copy may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

SEC file number: 811-06139


                       STATEMENT OF ADDITIONAL INFORMATION

                       BBH BROAD MARKET FIXED INCOME FUND
                                 Class N Shares
                                 Class I Shares

                  40 Water Street, Boston, Massachusetts 02109

                                January xx, 2006

     BBH Broad Market Fixed Income Fund (the "Broad Market Fixed Income Fund" or the "Fund"), is a separate diversified series of BBH Trust, a Delaware statutory trust organized on October 28, 2005 (the "Trust"), and is a management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund currently offers two classes of shares designated as Class N and Class I, respectively. The Fund's investment objective is to provide maximum total return, consistent with the preservation of capital and prudent investment management. There can be no assurance that the investment objective of the Fund will be achieved.

The Fund is a successor to a mutual fund of the same name, which was a series of BBH Fund, Inc., (the Predecessor Fund") The Fund has the same investment objective and policies as its predecessor.

Brown Brothers Harriman & Co. ("Brown Brothers Harriman") is the investment adviser (the "Investment Adviser") to the Fund. This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectuses for the Fund dated January xx, 2005, a copy of which may be obtained from the Trust at the address noted above.


Table of Contents

                                                                     Page

Investments                                                          3
         Investment Objective and Policies                           3
         Investment Restrictions                                     31

Management                                                           34
         Board of Trustees                                          39
         Code of Ethics                                              41
         Voting Proxies on Fund Portfolio Securities                 41
         Portfolio Holdings Information                              45
         Investment Adviser                                          45
         Administrators                                              48
         Distributor                                                 50
         Financial Intermediaries                                    50
         Eligible Institutions                                       51
         Expense Payment Agreement                                   51
         Custodian, Transfer and Dividend Disbursing Agent           52
         Independent Registered Public Accounting Firm               52

Net Asset Value                                                      52
Computation of Performance                                           53
Purchases and Redemptions                                            55
Federal Taxes                                                        56
Description of Shares                                                60
Portfolio Brokerage Transactions                                     61
Additional Information                                               64
Financial Statements                                                 64
Appendix 1 - Description of Ratings                                  65
Appendix 2 - Listing of Service Providers                            72


INVESTMENTS

INVESTMENT OBJECTIVE AND POLICIES

     The following supplements the information contained in the Prospectus concerning the investment objective, policies and techniques of the Fund. In response to adverse market, economic, political and other conditions, the Investment Adviser may make temporary investments for the Fund that are not consistent with its investment objective and principal investment strategies. Such investments may prevent the Fund from achieving its investment objective.

      Under normal circumstances the Investment Adviser invests at least 80% of the Fund's assets (defined as net assets plus any borrowings for investment purposes) in a broad range of fixed income securities.

      The Fund will provide shareholders with at least 60 days prior notice of any changes in this policy as required by Rule 35d-1. This policy shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1.

                                Debt Securities

Corporate Debt Securities

     The Fund's investment in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers is limited to corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities including corporate income-producing securities which meet the minimum ratings criteria set forth for the Fund, or, if unrated, are in the Investment Adviser's opinion comparable in quality to corporate debt securities in which the Fund may invest.

     Corporate income-producing securities may include forms of preferred or preference stock. The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. Debt securities may be acquired with warrants attached.

Debt Securities Rating Criteria

     Investment grade debt securities are those rated "BBB" or higher by Standard & Poor's Ratings Group ("Standard & Poor's") or the equivalent rating of other nationally recognized securities rating organizations. Debt securities rated BBB are considered medium grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken the issuer's ability to pay interest and repay principal. If the rating of an investment grade debt security changes to above medium investment grade, the Investment Adviser will consider if any action is appropriate in light of the Fund's investment objective and policies.

     Below investment grade debt securities are those rated "BB" and below by Standard & Poor's or the equivalent rating of other nationally recognized securities rating organizations. See the Appendix for a description of rating categories. An investment grade security is one rated investment grade at the time of purchase, by either Moody's Investors Service, Inc., Standard & Poor's Corporation, Fitch IBCA or Duff & Phelps Credit Rating Co. (or, if unrated, a security that would, in the opinion of the Investment Adviser, be investment grade if rated by a nationally recognized rating organization). In the event that a security is downgraded below investment grade, the Investment Adviser will use his or her expertise and judgment to evaluate when and if to sell the below investment grade security.

Collateralized Bond Obligations

     A Collateralized Bond Obligation (CBO) is a trust typically consisting of corporate bonds (both US & foreign). CBO'S consist of a portfolio of many underlying securities where the cashflows from the securitization are derived from this portfolio. The cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "Equity" tranche which bears the bulk of defaults from the bonds in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults a senior tranche from a CBO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO securities as a class.

Collateralized Loan Obligations

     A Collateralized Loan Obligation (CLO) is a trust typically consisting of loans made to issuers (both US and foreign). CLO'S consist of a portfolio of many underlying loans where the cashflows from the securitization are derived from this portfolio of loans. The cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "Equity" tranche which bears the bulk of defaults from the loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults a senior tranche from a CLO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class.

Convertible Securities

     A convertible debt security is a bond, debenture, note, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt securities. Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

     Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. In addition, convertible securities are often lower-rated securities.

     A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by the Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the Fund's ability to achieve its investment objective. The Fund generally would invest in convertible securities for their favorable price characteristics and total return potential and would normally not exercise an option to convert.

Mortgage-Related and Other Asset-Backed Securities

     Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including first and second mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. See "Mortgage Pass-Through Securities." The Fund may also invest in debt securities which are secured with collateral consisting of mortgage-related securities (see "Collateralized Mortgage Obligations"), and in other types of mortgage-related securities.

     Mortgage Pass-Through Securities. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by GNMA) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

     The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of purchase. To the extent that unanticipated rates of prepayment on underlying mortgages increase in the effective maturity of a mortgage-related security, the volatility of such security can be expected to increase.

     The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the "FHA"), or guaranteed by the Department of Veterans Affairs (the "VA").

     Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Fund's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Investment Adviser determines that the securities meet the Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

     Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to the Fund's industry concentration restrictions, set forth below under "Investment Restrictions," by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Fund takes the position that mortgage-related securities do not represent interests in any particular "industry" or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgage (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

     Collateralized Mortgage Obligations (CMOs). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. CMOs are similar to both a bond and a pass-through security, as interest and prepaid principal is paid, in most cases, on a monthly basis. Although CMOs, like bonds, may be collateralized by whole mortgage loans, CMOs, like pass-through securities, are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underling pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

     In a typical CMO transaction, a corporation issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.
     Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

     Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities ("SMBS"). Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

     CMO Residuals. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-backed securities. See "Other Mortgage-Related Securities--Stripped Mortgage-Backed Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances the Fund may fail to recoup fully its initial investment in a CMO residual.

     CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the "1933 Act"). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to the Fund's limitations on investment in illiquid securities.

Stripped Mortgage-Backed Securities

     SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

     Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to the Fund's limitations on investment in illiquid securities.

Other Asset-Backed Securities

     Consistent with the Fund's investment objectives and policies, the Investment Adviser also may invest in other types of asset-backed securities. An asset-backed security is typically a trust consisting of consumer or commercial loans. Similar to a bond, interest and principal is paid, in most cases, on a monthly basis. Asset-backed securities may be collateralized by, but not limited to, credit card loans, automobile loans, home equity loans and manufactured housing and airplane leases. Asset-backed securities are typically structured into multiple classes each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral.

U.S. GOVERNMENT SECURITIES

These securities are issued or guaranteed by the U.S. government, its agencies or instrumentalities and may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, it may not be possible to assert a claim against the United States itself in the event the agency or instrumentality issuing or guaranteeing the security for ultimate repayment does not meet its commitments. Securities that are not backed by the full faith and credit of the United States include, but are not limited to, securities of the Tennessee Valley Authority, the Federal National Mortgage Association, the Federal Farm Credit System, the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation. Securities that are backed by the full faith and credit of the United States include Treasury bills, Treasury notes, Treasury bonds and pass through obligations of the Government National Mortgage Association, the Farmers Home Administration and the Export-Import Bank. There is no percentage limitation with respect to investments in U.S. government securities.



Variable and Floating Rate Instruments

     The Fund may invest in variable rate and floating rate instruments. These are securities whose interest rates are reset daily, weekly or at another periodic date so that the security remains close to par, minimizing changes in its market value. These securities often have a demand feature which entitles the investor to repayment of principal plus accrued interest on short notice. In calculating the maturity of a variable rate or floating rate instrument for the Fund, the date of the next interest rate reset is used.

Zero Coupon Bonds

     The Fund may invest in zero coupon bonds. These are securities issued at a discount from their face value that pay all interest and principal upon maturity. The difference between the purchase price and par is a specific compounded interest rate for the investor. In calculating the daily income of the Fund, a portion of the difference between a zero coupon bond's purchase price and its face value is taken into account as income.

Deferred Interest Bonds

     A deferred interest bond is a bond such as a zero-coupon bond that does not pay interest until a later date. Prices for deferred interest bonds are less stable than for a current coupon bond.

PIK (Payment-In-Kind) Securities

     Bonds or preferred stock whose dividends are in the form of additional bonds or preferred stock.

Municipal Obligations

     The Fund may purchase municipal obligations when the Investment Adviser believes that they offer favorable rates of income or capital gain potential when compared to a taxable investment. The term "municipal obligations" generally is understood to include debt obligations issued by municipalities to obtain funds for various public purposes, the interest on which is, in the opinion of bond counsel to the issuer, excluded from gross income for federal income tax purposes. In addition, if the proceeds from private activity bonds are used for the construction, repair or improvement of privately operated industrial or commercial facilities, the interest paid on such bonds may be excluded from gross income for federal income tax purposes, although current federal tax laws place substantial limitations on the size of these issues.
The Fund's distributions of any interest it earns on municipal obligations will be taxable to shareholders as ordinary income.

     The two principal classifications of municipal obligations are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Sizable investments in these obligations could involve an increased risk to the Fund should any of the related facilities experience financial difficulties. Private activity bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. There are, of course, variations in the security of municipal obligations, both within a particular classification and between classifications.

     The mortgage derivatives that the Fund may invest in include interests in collateralized mortgage obligations and stripped mortgage-backed securities.

Event-linked bonds

     Event-linked bonds are fixed income securities, for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, the Fund investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. In addition to the specified trigger events, event-linked bonds may also expose the Fund to certain unanticipated risks including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

     Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. See "Illiquid Securities" below. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that the Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and the Fund will only invest in catastrophe bonds that meet the credit quality requirements for the Fund.

Short-Term Investments

     Although it is intended that the assets of the Fund stay invested in the securities described above and in the Prospectus to the extent practical in light of the Fund's investment objective and long-term investment perspective, the Fund's assets may be invested in short-term instruments to meet anticipated expenses or for day-to-day operating purposes. Short-term instruments consist of foreign and domestic: (i) short-term obligations of sovereign governments, their agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated A or higher by Moody's or Standard & Poor's, or if unrated are of comparable quality in the opinion of the Investment Adviser; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, fixed time deposits and bankers' acceptances; and (v) repurchase agreements. Time deposits with a maturity of more than seven days are treated as not readily marketable. At the time the Fund's assets are invested in commercial paper, bank obligations or repurchase agreements, the issuer must have outstanding debt rated A or higher by Moody's or Standard & Poor's; the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of the Investment Adviser. The assets of the Fund may be invested in non-U.S. dollar denominated and U.S. dollar denominated short-term instruments, including U.S. dollar denominated repurchase agreements. Cash is held for the Fund in demand deposit accounts with the Fund's custodian bank.

When-Issued and Delayed Delivery Securities

     The Fund may purchase securities on a when-issued or delayed delivery basis. For example, delivery and payment may take place a month or more after the date of the transaction. The purchase price and the interest rate payable on the securities are fixed on the transaction date. The securities so purchased are subject to market fluctuation and no interest accrues to the Fund until delivery and payment take place.
     At the time the commitment to purchase securities for the Fund on a when-issued or delayed delivery basis is made, the transaction is recorded and thereafter the value of such securities is reflected each day in determining the Fund's net asset value (NAV). At the time of its acquisition, a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, a segregated account with Brown Brothers Harriman & Co. (the Custodian) is maintained for the Fund with liquid assets in an amount at least equal to such commitments. Such segregated account consists of liquid assets marked to the market daily, with additional liquid assets added when necessary to insure that at all times the value of such account is equal to the commitments. On delivery dates for such transactions, such obligations are met from maturities or sales of the securities held in the segregated account and/or from cash flow. If the right to acquire a when-issued security is disposed of prior to its acquisition, the Fund could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. When-issued commitments for the Fund may not be entered into if such commitments exceed in the aggregate 15% of the market value of the Fund's total assets, less liabilities other than the obligations created by when-issued commitments.

Derivative Instruments

     In pursuing its investment objective, the Fund may purchase and sell (write) both put options and call options on securities, securities indexes, and foreign currencies, and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts ("futures options") for hedging purposes or as part of their overall investment strategies. The Fund also may purchase and sell foreign currency options for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Fund also may enter into swap agreements with respect to interest rates and indexes of securities, and to the extent it may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies. The Fund may invest in structured securities which may be issued by a trust. If other types of financial instruments, including other types of options, futures contracts, or futures options are traded in the future, the Fund may also use those instruments, provided that the Corporation's Directors determine that their use is consistent with the Fund's investment objective.

     The value of some derivative instruments in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Fund, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Investment Adviser to forecast interest rates and other economic factors correctly. If the Investment Adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Fund could be exposed to the risk of loss.

     The Fund might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If the Investment Adviser incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy for the Fund, the Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of the Fund to close out or to liquidate its derivatives positions. In addition, the Fund's use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments.

Options on Securities and Indexes

    The Fund may, to the extent specified herein, purchase and sell both put and call options on fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on a regulated foreign over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

     An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

     The Fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Investment Adviser in accordance with procedures established by the Trust's Board of Trustees, in such amount are segregated by its Custodian) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with its Custodian assets determined to be liquid by the Investment Adviser in accordance with procedures established by the Trust's Board of Trustees, in an amount equal to the contract value of the index. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by the Investment Adviser in accordance with procedures established by the Trust's Board of Trustees. A put option on a security or an index is "covered" if the Fund segregates assets determined to be liquid by the Investment Adviser in accordance with procedures established by the Trust's Board of Trustees equal to the exercise price. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by the Investment Adviser in accordance with procedures established by the Trust's Board of Trustees.

     If an option written by the Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

     The Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realizes a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

     The premium paid for a put or call option purchased by the Fund is an asset of the Fund. The premium received for an option written by the Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

     The Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Fund's immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

Risks Associated with Options on Securities and Indexes

     There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

     There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

     If trading were suspended in an option purchased by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

Options on Foreign Currencies

     The Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

Futures Contracts and Options on Futures Contracts

     The Fund may invest in interest rate futures contracts and options thereon ("futures options"), and to the extent it may invest in foreign currency-denominated securities, may also invest in foreign currency futures contracts and options thereon. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering a number of indexes as well as financial instruments and foreign currencies, including: U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the German mark; the Japanese yen; the French franc; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the euro. It is expected that other futures contracts will be developed and traded in the future.

     The Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

       To comply with applicable rules of the Commodity Futures Trading Commission ("CFTC") under which the Fund avoids being deemed a "commodity pool" or a "commodity pool operator," the Fund intends generally to limit its use of futures contracts and futures options to "bona fide hedging" transactions, as such term is defined in applicable regulations, interpretations and practice. For example, the Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities which the Fund intends to purchase. The Fund's hedging activities may include sales of futures contracts as an offset against the effect of expected increases in interest rates, and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce the Fund's exposure to interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

     The Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

     When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its Custodian (or eligible broker, if legally permitted) a specified amount of assets determined to be liquid by the Investment Adviser in accordance with procedures established by the Trust's Board of Trustees ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn interest income on its initial margin deposits. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value (NAV), the Fund will mark to market its open futures positions.

     The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

     Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

     The Fund may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Fund's immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

Other Considerations

     When purchasing a futures contract, the Fund will maintain with its Custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Investment Adviser in accordance with procedures established by the Trust's Board of Trustees, that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund.

     When selling a futures contract, a Fund will maintain with its Custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Investment Adviser in accordance with procedures established by the Trust's Board of Trustees, that are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's Custodian).

     When selling a call option on a futures contract, the Fund will maintain with its Custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Investment Adviser in accordance with procedures established by the Trust's Board of Trustees, that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

     When selling a put option on a futures contract, the Fund will maintain with its Custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Investment Adviser in accordance with procedures established by the Trust's Board of Trustees, that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

     To the extent that securities with maturities greater than one year are used to segregate assets to cover the Fund's obligations under futures contracts and related options, such use will not eliminate the risk of a form of leverage, which may tend to exaggerate the effect on net asset value (NAV) of any increase or decrease in the market value of the Fund's portfolio, and may require liquidation of portfolio positions when it is not advantageous to do so. However, any potential risk of leverage resulting from the use of securities with maturities greater than one year may be mitigated by the overall duration limit on a Fund's portfolio of securities. Thus, the use of a longer-term security may require the Fund to hold offsetting short-term securities to balance the Fund's portfolio of securities such that the Fund's duration does not exceed the maximum permitted for the Fund in the Prospectus.

     The requirements for qualification as a regulated investment company also may limit the extent to which the Fund may enter into futures, futures options or forward contracts. See "Federal Taxes."

Risks Associated with Futures and Futures Options

     There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund's portfolio of securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

     Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to that in which the underlying U.S. Government securities reacted. Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

     There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or a futures option position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Reset Options

     Typically, a call option or warrant whose strike price may be reset to a lower strike or a put whose strike price may be reset to a higher strike at some point during the life of the instrument if the option is out of the money on the reset date. There may be a limit to the magnitude of the strike price adjustment and the reset may be triggered by a specific price on the underlying rather than set on a specific reset date.

"Yield Curve" Options

     Options on the shape of the yield curve. Yield curve options allow buyers to protect themselves from adverse movements in the yield curve. Yield curve options are often based on the difference in the yields of bonds of different maturities.


Additional Risks of Trading Options

     Options on securities, futures contracts, options on futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

Swap Agreements

    The Fund may enter into interest rate, index and, to the extent it may invest in foreign currency-denominated securities, currency exchange rate swap agreements. These transactions are entered into in a attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

     Most swap agreements entered into by the Fund would calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the Investment Adviser in accordance with procedures established by the Corporation's Board of Directors, to avoid any potential leveraging of the Fund's portfolio of securities. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. The Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

     Most swap agreements entered into by the Fund would calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the Investment Adviser in accordance with procedures established by the Corporation's Board of Directors, to avoid any potential leveraging of the Fund's portfolio of securities. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities.

     Whether the Fund's use of swap agreements will be successful in furthering its investment objective of total return will depend on the Investment Adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on the Fund by the Internal Revenue Code may limit the Fund's ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

     Certain swap agreements are exempt from most provisions of the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC effective February 22, 1993. To qualify for this exemption, a swap agreement must be entered into by "eligible participants," which includes the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, Trust, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

     This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

Options on Swaps

     The Fund may enter into options contracts on interest rate swaps, commonly referred to as swaptions. The buyer of a swaption has the right to enter into an interest rate swap agreement by some specified date in the future. The swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer. The writer of the swaption becomes the counterparty if the buyer exercises.

Structured Securities

     The Fund may invest in structured securities. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. To the extent the Fund invests in these securities, however, the Investment Adviser analyzes these securities in its overall assessment of the effective duration of the Fund's portfolio of securities in an effort to monitor the Fund's interest rate risk.

Foreign Investments

     The Fund may invest its assets in corporate debt securities of foreign issuers (including preferred or preference stock), certain foreign bank obligations (see "Bank Obligations") and U.S. dollar or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities.

     Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of the debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also depend on expected disbursements from foreign governments, multilateral agencies and others to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including the Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

     The Fund's investments in foreign currency denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a portion of the Fund's income distributions to constitute returns of capital for tax purposes or require the Fund to make distributions exceeding book income to qualify as a regulated investment company for federal tax purposes.

Foreign Currency Transactions

     The Fund may engage in foreign currency transactions. These transactions may be conducted at the prevailing spot rate for purchasing or selling currency in the foreign exchange market. The Fund also has authority to enter into forward foreign currency exchange contracts involving currencies of the different countries in which the fund invests as a hedge against possible variations in the foreign exchange rates between these currencies and the U.S. dollar. This is accomplished through contractual agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract.

     Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of the Fund, accrued in connection with the purchase and sale of its portfolio securities quoted in foreign currencies. Hedging of the portfolio is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in such foreign currencies. There is no guarantee that the Fund will be engaged in hedging activities when adverse exchange rate movements occur. The Fund will not attempt to hedge all of its foreign portfolio positions and will enter into such transactions only to the extent, if any, deemed appropriate by the Investment Adviser.

     Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also limit the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.

     The cost to the Fund of engaging in foreign currency transactions varies with such factors as the currency involved, the size of the contract, the length of the contract period, differences in interest rates between the two currencies and the market conditions then prevailing. Since transactions in foreign currency and forward contracts are usually conducted on a principal basis, no fees or commissions are involved. The Fund may close out a forward position in a currency by selling the forward contract or by entering into an offsetting forward contract.

     The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Using forward contracts to protect the value of the Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which the Fund can achieve at some future point in time. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the U.S. dollar value of only a portion of the Fund's foreign assets.

     While the Fund will enter into forward contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. While the Fund may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the Fund than if it had not engaged in any such transactions. Moreover, there may be imperfect correlation between the Fund's holdings of securities quoted or denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may cause the Fund to sustain losses which will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss.

     Over-the-counter markets for trading foreign forward currency contracts offer less protection against defaults than is available when trading in currency instruments on an exchange. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearinghouse, a default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or resale, if any, at the current market price.

     If the Fund enters into a forward contract to purchase foreign currency, the Custodian or the Investment Adviser will segregate liquid assets.

Forward Exchange Contracts

     Foreign exchange contracts are made with currency dealers, usually large commercial banks and financial institutions. Although foreign exchange rates are volatile, foreign exchange markets are generally liquid with the equivalent of approximately $500 billion traded worldwide on a typical day.

     While the Fund may enter into foreign currency exchange transactions to reduce the risk of loss due to a decline in the value of the hedged currency, these transactions also tend to limit the potential for gain. Forward foreign exchange contracts do not eliminate fluctuations in the prices of the Fund's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline. The precise matching of the forward contract amounts and the value of the securities involved is not generally possible because the future value of such securities in foreign currencies changes as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly unlikely.

     The Investment Adviser, on behalf of the Fund, enters into forward foreign exchange contracts in order to protect the dollar value of all investments denominated in foreign currencies. The precise matching of the forward contract amounts and the value of the securities involved is not always possible because the future value of such securities in foreign currencies changes as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures.

     The Fund's recognition of gain or loss due to foreign currency exchange rates may be treated differently for federal income tax purposes. This difference may require the Fund to make a distribution in excess of its book income to qualify as a registered investment company for federal income tax purposes.

Equity Investments

     Equity investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company's capital structure. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to convert. The provisions of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holder's claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holder's claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

Borrowings

     The Fund may borrow for temporary administrative purposes. This borrowing may be unsecured. Provisions of the 1940 Act require the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund's total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund's total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. As noted below, the Fund also may enter into certain transactions, including reverse repurchase agreements, mortgage dollar rolls, and sale-buybacks, that can be viewed as constituting a form of borrowing or financing transaction by the Fund. To the extent the Fund covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation of assets determined in accordance with procedures adopted by the Trustees, equal in value to the amount of the Fund's commitment to repurchase, such an agreement will not be considered a "senior security" by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Fund. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio of securities. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

     In addition to borrowing for temporary purposes, the Fund may enter into reverse repurchase agreements, mortgage dollar rolls, and economically similar transactions. A reverse repurchase agreement involves the sale of a portfolio-eligible security by the Fund, coupled with its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. The Fund typically will segregate assets determined to be liquid by the Investment Adviser in accordance with procedures established by the Trust's Trustees, equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements. However, reverse repurchase agreements involve the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. To the extent that positions in reverse repurchase agreements are not covered through the segregation of liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Fund's limitations on borrowings, which would restrict the aggregate of such transactions (plus any other borrowings) to 33 1/3% of the Fund's total assets.

     A "mortgage dollar roll" is similar to a reverse repurchase agreement in
certain   respects.  In a "dollar roll" transaction the Fund  sells a mortgage-related security, such as a security issued by the Government National Mortgage Association ("GNMA"), to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which the Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are "substantially identical." To be considered "substantially identical," the securities returned to the Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy "good delivery" requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 2.5% of the initial amount delivered.

     The Fund's obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Fund. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated liquid assets at least equal t the amount of any forward purchase commitment, such transactions would be subject to the Fund's limitations on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed "illiquid" and subject to a Fund's overall limitations on investments in illiquid securities. The Fund also may effect simultaneous purchase and sale transactions that are known as "sale-buybacks". A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund's repurchase of the underlying security. The Fund's obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Fund's forward commitment to repurchase the subject security.

Repurchase Agreements

     Repurchase agreements may be entered into only with a primary dealer (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. This is an agreement in which the seller (the Lender) of a security agrees to repurchase from the Fund the security sold at a mutually agreed upon time and price. As such, it is viewed as the lending of money to the Lender. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time assets of the Fund are invested in the agreement and is not related to the coupon rate on the underlying security. The period of these repurchase agreements is usually short, from overnight to one week, and at no time are assets of the Fund invested in a repurchase agreement with a maturity of more than one year. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of one year from the effective date of the repurchase agreement. The Fund always receives as collateral securities which are issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including mortgage-backed securities). Collateral is marked to the market daily and has a market value including accrued interest at least equal to 100% of the dollar amount invested on behalf of the Fund in each agreement along with accrued interest. If the Lender defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the Lender, realization upon the collateral on behalf of the Fund may be delayed or limited in certain circumstances. A repurchase agreement with more than seven days to maturity may not be entered into for the Fund if, as a result, more than 10% of the market value of the Fund's total assets would be invested in such repurchase agreements together with any other investment being held for the Fund for which market quotations are not readily available.


Reverse Repurchase Agreements

     Reverse repurchase agreements may be entered into only with a primary dealer (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. This is an agreement in which the Fund agrees to repurchase securities sold by it at a mutually agreed upon time and price. As such, it is viewed as the borrowing of money for the Fund. Proceeds of borrowings under reverse repurchase agreements are invested for the Fund. This technique involves the speculative factor known as leverage. If interest rates rise during the term of a reverse repurchase agreement utilized for leverage, the value of the securities to be repurchased for the Fund as well as the value of securities purchased with the proceeds will decline. Proceeds of a reverse repurchase transaction are not invested for a period which exceeds the duration of the reverse repurchase agreement. A reverse repurchase agreement may not be entered into for the Fund if, as a result, more than one-third of the market value of the Fund's total assets, less liabilities other than the obligations created by reverse repurchase agreements, would be engaged in reverse repurchase agreements. In the event that such agreements exceed, in the aggregate, one-third of such market value, the amount of the Fund's obligations created by reverse repurchase agreements will be reduced within three days thereafter (not including weekends and holidays) or such longer period as the Securities and Exchange Commission may prescribe, to an extent that such obligations will not exceed, in the aggregate, one-third of the market value of the Fund's assets, as defined above. A segregated account with the Custodian is established and maintained for the Fund with liquid assets in an amount at least equal to the Fund's purchase obligations under its reverse repurchase agreements. Such segregated account consists of liquid assets marked to the market daily, with additional liquid assets added when necessary to insure that at all times the value of such account is equal to the purchase obligations.

Rule 144A Securities

     The Investment Adviser may, on behalf of the Fund, purchase securities that are not registered under the 1933 Act, but that can be sold to "qualified institutional buyers" in accordance with the requirements stated in Rule 144A under the 1933 Act (Rule 144A Securities). A Rule 144A Security may be considered illiquid and therefore subject to the 15% limitation on the purchase of illiquid securities, unless it is determined on an ongoing basis that an adequate trading market exists for the security. Guidelines have been adopted and the daily function of determining and monitoring liquidity of Rule 144A Securities has been delegated to the Investment Adviser. All relevant factors will be considered in determining the liquidity of Rule 144A Securities and all investments in Rule 144A Securities will be carefully monitored.

Illiquid Securities

     The Fund may invest up to 15% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities are considered to include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), and other securities whose disposition is restricted under the federal securities laws (other than securities issued pursuant to Rule 144A under the 1933 Act and certain commercial paper that the Investment Adviser has determined to be liquid under procedures approved by the Trust's Trustees).

     Illiquid securities may include privately placed securities, which are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, others may be illiquid, and their sale may involve substantial delays and additional costs.

Investment Company Securities

     Subject to applicable statutory and regulatory limitations, the assets of the Fund may be invested in shares of other investment companies. Under the 1940 Act, the assets of the Fund may be invested in shares of other investment companies in connection with a merger, consolidation, acquisition or reorganization or if immediately after such investment (i) 10% or less of the market value of the Fund's total assets would be so invested, (ii) 5% or less of the market value of the Fund's total assets would be invested in the shares of any one such company, and (iii) 3% or less of the total outstanding voting stock of any other investment company would be owned by the Fund. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

INVESTMENT RESTRICTIONS

     The Fund are operated under the following investment restrictions which are deemed fundamental policies and may be changed only with the approval of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund, as the case may be. (See "Additional Information".)

     Except that the Trust may invest all of the Fund's assets in an open-end investment company with substantially the same investment objective, policies and restrictions as the Fund, the Fund and the Trust, with respect to the Fund, may not:
     (1) invest in a security if, as a result of such investment, more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, or in industrial development revenue bonds based, directly or indirectly, on the credit of private entities in any one industry; except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto). Investments in utilities, gas, electric, water and telephone companies will be considered as being in separate industries;
     (2) with respect to 75% of its assets, invest in a security if, as a result of such investment, more than 5% of its total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. For the purpose of this restriction, each state and each separate political subdivision, agency, authority or instrumentality of such state, each multi-state agency or authority, and each guarantor, if any, are treated as separate issuers of Municipal Bonds;
     (3) with respect to 75% of its assets, invest in a security if, as a result of such investment, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer;
     (4) purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein;
     (5) purchase or sell commodities or commodities contracts or oil, gas or mineral programs. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws;
     (6) purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures;
     (7) borrow money, issue senior securities, or pledge, mortgage or hypothecate its assets, except that the Fund may (i) borrow from banks or enter into reverse repurchase agreements, or employ similar investment techniques, and pledge its assets in connection therewith, but only if immediately after each borrowing there is asset coverage of 300% and (ii) enter into transactions in options, futures, options on futures, and other derivative instruments as described in the Prospectus and in this Statement of Additional Information (the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a when-issued or delayed delivery basis, collateral arrangements with respect to initial or variation margin deposits for futures contracts and commitments entered into under swap agreements or other derivative instruments, will not be deemed to be pledges of the Fund's assets);
     (8) lend any funds or other assets, except that the Fund may, consistent with its investment objective and policies: (a) invest in debt obligations, including bonds, debentures, or other debt securities, bankers' acceptances and commercial paper, even though the purchase of such obligations may be deemed to be the making of loans, (b) enter into repurchase agreements, and (c) lend its portfolio securities in an amount not to exceed one-third of the value of its total assets, provided such loans are made in accordance with applicable guidelines established by the SEC and the Trust's Trustees;
     (9) act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;
     (10) maintain a short position, or purchase, write or sell puts, calls, straddles, spreads or combinations thereof, except as set forth in the Prospectus and in this Statement of Additional information for transactions in options, futures, options on futures, and transactions arising under swap agreements or other derivative instruments.

     The Fund is classified as diversified for purposes of the 1940 Act, which means that at least 75% of the total assets is represented by cash; securities issued by the U.S. Government, its agencies or instrumentalities; and other securities limited in respect to any one issuer to an amount not greater in value than 5% of the Fund's total assets. The Fund does not purchase more than 10% of all outstanding debt obligations of any one issuer (other than obligations issued by the U.S. Government, its agencies or instrumentalities).

     Non-Fundamental Restrictions. The following polices are non-fundamental and may be changed without shareholder approval. The Fund or the Trust, on behalf of the Fund, may not as a matter of operating policy (except that the Trust may invest all of the Fund's assets in an open-end investment company with substantially the same investment objective, policies and restrictions as the Fund):
(i) invest more than 15% of the net assets of the Fund (taken at market value at the time of the investment) in "illiquid securities," illiquid securities being defined to include securities which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which a fund has valued the investment;
(ii) invest more than 5% of the assets of the Fund (taken at market value at the time of investment) in any combination of interest only, principal only, or inverse floating rate securities;
(iii) invest less than 80% of the value of the Fund's assets (defined as net assets plus any borrowings for investment purposes) in a broad range of investment grade fixed income securities.

     Under the 1940 Act, a "senior security" does not include any promissory note or evidence of indebtedness where such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time the loan is made. A loan is presumed to be for temporary purposes if it is repaid within sixty days and is not extended or renewed. Notwithstanding the provisions of fundamental investment restriction (7) above, the Fund may borrow money for temporary administrative purposes. To the extent that borrowings for temporary administrative purposes exceed 5% of the total assets of the Fund such excess shall be subject to the 300% asset coverage requirement of that restriction.

     To the extent the Fund covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation of assets determined to be liquid in accordance with procedures adopted by the Trust's Trustees, equal in value to the amount of the Fund's commitment to repurchase, such an agreement will not be considered a "senior security" by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Fund.

     The staff of the SEC has taken the position that purchased over-the-counter ("OTC") options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Fund has adopted an investment policy pursuant to which the Fund will not purchase or sell OTC options if, as a result of such transactions, the sum of the market value of OTC options currently outstanding which are held by the Fund, the market value of the underlying securities covered by OTC call options currently outstanding which were sold by the Fund and margin deposits on the Fund's existing OTC options on futures contracts exceeds 15% of the net assets of the Fund, taken at market value, together with all other assets of the Fund which are illiquid or are otherwise not readily marketable. However, if an OTC option is sold by the Fund to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and if the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities equal to the repurchase price less the amount by which the option is "in-the-money" (i.e., current market value of the underlying securities minus the option's strike price). The repurchase price with the primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option, plus the amount by which the option is "in-the-money." This policy is a non-fundamental policy of the Fund and may be amended by the Trust's Trustees without the approval of shareholders. However, the Fund will not change or modify this policy prior to the change or modification by the SEC staff of its position.

     Percentage and Rating Restrictions. If a percentage or rating restriction on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the portfolio securities or a later change in the rating of a portfolio security is not considered a violation of policy.

MANAGEMENT

      Information pertaining to the Trustees and executive officers of the Trust is set forth below. All of the Trustees are not "interested persons" of the Trust as defined by the 1940 Act.



------------------------------------------------------------------------------------------
Name, Birth Date   Position(s)   Term of   Principal              Number of   Other
and Address        Held with     Office#   Occupation(s) During   Funds in    Director-ships
                   Trust         and       Past 5 Years           Fund        Held by
                                 Length                           Complex     Trustee
                                 of Time                          Overseen
                                 Served                           by Trustee^
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Joseph V. Shields  Chairman of   Since     Managing Director,     10          None
Jr. Birth Date:    the Board     2005      Chairman and Chief
March 17, 1938     and Trustee             Executive Officer of
Shields & Company                          Shields & Company
140 Broadway                               (registered
New York, NY 10005                         broker-dealer and
                                           member of New York
                                           Stock Exchange);
                                           Chairman of Capital
                                           Management
                                           Associates, Inc.
                                           (registered
                                           investment adviser);
                                           Vice Chairman and
                                           Trustee of New York
                                           Racing Association;
                                           Director of Flowers
                                           Industries, Inc.
                                           (diversified food
                                           company).

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Eugene P. Beard    Trustee       Since     Chairman and CEO of    10          Director
Birth Date: March                2005      Wesport Asset Fund,                of Old
17, 1935                                   Inc.                               Westbury
The Interpublic                                                               Funds
Group of
Companies, Inc.
372 Danbury, Road
2nd Floor,
Wilton, CT
06897-2530
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Richard L.         Trustee       Since     Retired; Director of   10          None
Carpenter                        2005      Investments,
Birth Date: March                          Pennsylvania Public
17, 1933                                   School Employees'
10820 North La                             Retirement System
Quinta Drive,                              (until December 1997).
Tucson, AZ 85737
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
David P. Feldman   Trustee       Since     Retired; Chairman and  10          Director
Birth Date:                      2005      CEO of AT&T                        of Dreyfus
November 16, 1939                          Investment Management              Mutual
3 Tall Oaks Drive                          Corporation (until                 Funds (59
Warren, NJ 07059                           May 1997); Director                Funds)
                                           of Jeffrey Co. (1992
                                           to present); Director
                                           of QMED (1999 -
                                           present).

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Alan G. Lowy       Trustee       Since     Private Investor.      10          None
Birth Date: April                2005
17, 1939
4111 Clear Valley
Drive
Encino, CA 91436
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Arthur D.          Trustee       Since     Retired; Executive     10          None
Miltenberger                     2005      Vice President and
Birth Date:                                Chief Financial
November 8, 1938                           Officer of Richard K.
503 Darlington                             Mellon and Sons
Road                                       (until June 1998);
Ligonier, PA 15658                         Vice President and
                                           Treasurer of Richard
                                           King Mellon
                                           Foundation (until
                                           June 1998); Trustee,
                                           R.K. Mellon Family
                                           Trusts (1981 - June
                                           2003); General
                                           Partner, Mellon
                                           Family Investment
                                           Company IV, V and VI;
                                           and Director of
                                           Aerostructures
                                           Corporation (aircraft
                                           manufacturer) (1996 -
                                           July 2003).

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Officers
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
John A. Nielsen    President     Since     President of the       N/A         Director
                                 2005      Trust, and the BBH                 of BBH
Birth Date:                                U.S. Money Market                  Trust
July 15, 1943                              Portfolio; He joined               Company
140 Broadway New                           Brown Brothers
York, NY 10005                             Harriman & Co. ("BBH
                                           & Co.") in 1968 and
                                           has been a Partner of
                                           the firm since 1987.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Nancy D. Osborn    Principal     Since     Principal Financial    N/A         N/A
Birth Date: May    Financial     2005      Officer Assistant
4, 1966            Officer                 Secretary and
140 Broadway       Assistant               Treasurer to the
New York, NY 10005 Secretary               Trust, and the BBH
                   and                     U.S. Money Market
                   Treasurer,              Portfolio; Assistant
                                           Vice President of BBH
                                           & Co. since March
                                           2003; Associate, BBH
                                           & Co. (April 1996 -
                                           March 2003).
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Michael F. Hogan   Chief         Since     Chief Compliance      N/A         N/A
                   Compliance    2005      Officer to the BBH
                   Officer                 Trust and the BBH
                                           U.S. Money Market
Birth Date:                                Portfolio; Senior
January 25, 1963                           Vice President of
                                           BBH & Co. since
                                           September 1994;
                                           Joined BBH & Co. in
50 Milk Street                             1985.
Boston, MA 02109
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Gail C. Jones      Secretary     Since     Secretary of the       N/A         N/A
Birth Date:                      2005      Trust, and the BBH
October 26, 1953                           U.S. Money Market
1001 Liberty                               Portfolio; Counsel,
Avenue                                     ReedSmith, LLP (since
Pittsburgh, PA                             October 2002);
15222-3779                                 Corporate Counsel
                                           (January 1997 to
                                           September 2002) and
                                           Vice President
                                           January 1999 to
                                           September 2002 of
                                           Federated Services
                                           Company.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Judith J. Mackin   Vice          Since     Vice President of the  N/A         N/A
Birth Date:        President     2005      Trust, and the BBH
May 30, 1960                               U.S. Money Market
1001 Liberty                               Portfolio; Vice
Avenue,                                    President of
Pittsburgh, PA                             Federated Services
15222-3779                                 Company (since
                                           November 1997).
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Victor R. Siclari  Assistant     Since     Assistant Secretary    N/A         N/A
Birth Date:        Secretary     2005      of the Trust, and the
November 17, 1961                          BBH U.S. Money Market
1001 Liberty                               Portfolio; Partner,
Avenue                                     ReedSmith, LLP (since
Pittsburgh, PA                             October 2002); Vice
15222-3779                                 President (March 1996
                                           - September 2002) and
                                           Senior Corporate
                                           Counsel of Federated
                                           Investors, Inc. (July
                                           1998 - September
                                           2002).
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
John C. Smith      Assistant     Since     Assistant Treasurer    N/A         N/A
Birth Date:        Treasurer     2005      of the Trust, and the
August 2, 1965                             BBH U.S. Money Market
50 Milk Street                             Portfolio; Assistant
Boston, MA 02109                           Vice President (since
                                           September 2001),
--
                                           Associate (September
                                           2000-August 2001);
                                           and Senior Analyst of
                                           BBH & Co. (June 1999
                                           - August 2000).
------------------------------------------------------------------------------------------


# Each Trustee of the Trust holds office until he or she attains the age of 70 (72, in the case of Trustees who were elected as such before January 1, 2000), or until he or she sooner dies, resigns or is removed from office in accordance with the provisions of the Trust's Declaration of Trust. All officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust's By-laws).



^ The Fund Complex consists of the Trust and the BBH U.S. Money Market Portfolio. The Trust, which has nine series (including the Fund), are each counted as one "fund" for purposes of this table.



BOARD OF TRUSTEES
      The Trust's Trustees, in addition to supervising the actions of the Trust's Investment Adviser, the Administrator and the Distributor, as set forth below, decide upon matters of general policy with respect to the Trust. The Board meets at least quarterly to review the investment performance of the Fund and other operational matters, including policies and procedures designed to promote compliance with various regulatory requirements. At least annually, the Trustees of the Trust review the fees paid to the Investment Adviser for investment advisory services, and evaluate, among other things, the quality of such services and comparative fee information with respect to similar investment companies. The Trustees are assisted in this process by independent legal counsel.



      The Trustees (except Mr. Shields) serve on an Audit Committee that selects the independent public accounts for the Fund and review accounting policies and controls.

      Messrs. Shields, Feldman and Carpenter serve on a Valuation Committee for the Fund that meets on an as-needed basis (and in any event not less frequently than monthly) to determine the "fair value" of any security for which market quotations are not readily available.



Trustee Equity Ownership as of 12/31/05

---------------------------------------------------------------------------
Name of Trustee           Dollar Range of Equity   Aggregate Dollar Range
                          Securities in Fund       of Equity Securities
                                                   in All Registered
                                                   Investment Companies
                                                   Overseen by Trustee in
                                                   Family of Investment
                                                   Companies
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Eugene P. Beard           N/A                      N/A
---------------------------------------------------------------------------
---------------------------------------------------------------------------
David P. Feldman          N/A                      N/A
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Alan G. Lowy              N/A                      N/A
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Arthur D. Miltenberger    N/A                      N/A
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Richard L. Carpenter      N/A                      N/A
---------------------------------------------------------------------------

COMPENSATION

      Each Trustee of the Trust receives a base annual fee of $40,000 and such base annual fee is allocated among all series of the Trust and the BBH U.S. Money Market Portfolio, (in each case, based upon their respective net assets). The Chairman of the Board (Mr. Shields) and the Chairman of the Audit Committee (Mr. Miltenberger) receive an additional compensation of $10,000 and $5,000 per year, respectively. In addition, each Trustee receives an additional fee of $2,000 for attending each special Board meeting (meetings of the Board other than the regularly scheduled quarterly Board meetings).



Trustee Compensation for the Calendar Year Ended 12/31/05*


-------------------------------------------------------------------------------
Name of Person,   Aggregate      Pension or     Estimated      Total
Position          Compensation   Retirement     Annual         Compensation
                  from Fund      Benefits       Benefits upon  from Fund
                                 Accrued as     Retirement     Complex^ paid
                                 Part of Fund                  to Trustee
                                 Expenses
-------------------------------------------------------------------------------
------------------------------------------------------------------------------
Joseph V.         $1,588______  None            None          $50,000
Shields, Jr.,
Director
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Eugene P. Beard,  $1,301________None            None          $40,000
Director
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Richard L.        $1,301________None            None          $40,000
Carpenter,
Director
------------------------------------------------------------------------------
------------------------------------------------------------------------------
David P.          $1,301________None            None          $40,000
Feldman, Director
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Alan G. Lowy,     $1,301_______ None            None          $40,000
Director
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Arthur D.         $1,445________None            None          $45,000
Miltenberger,
Director
------------------------------------------------------------------------------
* Compensation shown was for services rendered on behalf of the Predecessor
Fund.
^ Because the Fund is a new portfolio of the Trust, Trustee compensation has not yet been earned and will be reported following the Fund's next fiscal year.

Because of the services rendered to the Trust by the Investment Adviser and the Administrators, the Trust requires no employees other than its Officers, and the Officers receive no compensation from the Trust or the Fund.

CODE OF ETHICS

The Trust, the Investment Adviser and the Distributor (each as described below) have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act. Each code of ethics permits affected personnel to invest in securities, including securities that may be purchased or held by the Fund. However, the codes of ethics contain provisions reasonably designed to identify and address potential conflicts of interest between personal investment activities and the interests of the Fund. Of course, there can be no assurance that the codes of ethics will be effective in identifying and addressing all conflicts of interest relating to personal securities transactions. The code of ethics of the Trust, the Investment Adviser and the Distributor are on file with the SEC.


VOTING PROXIES ON FUND PORTFOLIO SECURITIES

     The Board has delegated to the Investment Adviser authority to vote proxies on the securities held in the Fund's portfolios. The Board has also approved the Investment Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Polices

     The Investment Adviser generally will cast in favor of proposals that maintain or strengthen the shared interests of shareholders and management; increase shareholder value; maintain or increase shareholder influence over the issuer's board of directors and management; and maintain or increase the rights of shareholders.

     The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors. However, whether the Investment Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

The Investment Adviser will generally vote for proposals to:

o     Declassify the board of directors and require annual election of directors
o Require auditor independence where availability of independent candidates is reasonable
o     Ensure shareholders' right to confidential voting
o     Require shareholder vote on any future poison pill
o     Removal of super-majority vote requirements
o     Change to a simple majority vote for shareholders
o     Restrict charitable contributions
o Prevent a company from soliciting/influencing employees' political contributions
o Convert traditional stock option plans to performance-indexed/benchmarked/indexed-based stock option plans
o     Review link between stock option compensation and performance
o     Issue reverse stock splits
o     Repurchase shares when deemed appropriate by management
o     Declare dividends when deemed appropriate by management
o     Appoint external independent auditors
o     Deliver annual reports
o Adjust executive performance-based incentive compensation to exclude non-recurring or non-operating income from the calculation
o Expense stock options on income statement/exceed the requirements of SFAS 123/provide more detailed reporting of stock option accounting.

The Investment Adviser will generally vote against proposals to do the following when the company is in compliance with existing regulation:

o     Classify/stagger the election of directors
o Require adoption of a workplace/vendor code of conduct based on international conventions or require additional reporting
o     Environmental reporting, restrictions or requirements
o     Disclose strategic development planning
o Socially-responsible criteria/social performance/human capital development/employee satisfaction criteria in executive compensation
o     Modify existing Equal Employment Opportunity policy language
o     Specifically restrain international lending practices
o     Require social/environmental/community "sustainability" reports
o Restrict, label, prohibit, require shareholder approval of genetically modified foods or products/activities containing specific chemicals/environmental agents
o     Require specific pension plan offerings for employees
o Restrict or require reporting on political contributions/political lobbying/employees who serve in a governmental capacity
o     Require cumulative voting
o     Impose pharmaceutical price caps/ceilings
o     Initiate or renew poison pills (shareholder rights plans)
o     Reprice stock options
o     Require geographic rotation of annual meetings
o Dictate company activities or require additional reporting regarding military activities/weaponization of space
o     Require a company to pay/increase a dividend or dictate use of cash flow
o Require reporting on anti-predatory lending practices or linking anti-predatory lending practices to executive compensation
o     Form a separate board committee to review sub-prime lending
o Nominate a "wage roll employee" or any other specific category of person to the board
o     Require reporting of cell-phone related accidents
o     Require additional tobacco warnings/smoke-free restaurants and facilities
o     Restrict investment in tobacco, alcohol, gambling or other stocks
o     Require additional reporting or rules concerning animal rights
o     Conversion from closed-end fund to open-end fund
o     Prohibit privatization/require reports on prohibiting privatization
o     Establish a shareholder matching gift plan
o     Link executive compensation to workforce/employee hiring trends
o     Require a fixed date for annual meetings
o     Require additional special reporting about advertising practices
o Issue new shares (stock split) when the proposed new total number of shares is greater than 2 1/2 times the currently outstanding number of shares (10% for international companies, unless use of funds is specified).

The Investment Adviser will review the following types of proposals on a case-by-case basis:

o     Executive severance and compensation arrangements
o     Requirements to hire a proxy voting firm
o     Women/minorities on the board of directors
o     Multiple candidates for the board of directors
o     Composition of the board of directors
o     Independent nominating committee of the board of directors
o     Non-discrimination on the basis of sexual preference
o     Suspension or cancellation of restricted stock program
o     Cap on non-audit fees for auditor
o     Term limits
o     Board committee to review conflicts of interest
o     State of incorporation
o     Separation of role of Chairperson and CEO
o     Require independent chairperson
o     All take over bids

The Investment Adviser will abstain from voting on an increase of Rule 12b-1 fees for open-end mutual funds.

Proxy Voting Procedures

     The Investment Adviser has formed a Proxy Review Committee (PRC) to exercise all voting discretion in accordance with the proxy voting policies. The PRC is chaired by a senior investment management portfolio manager who oversees proxy review procedures and opinions. All members of the PRC are investment management employees who are Series 7 and 66 registered, except that there shall be at least one member who is an officer of Brown Brothers Harriman Trust Company. An investment management partner also oversees the activities of the PRC and is consulted on complex proxy issues and general PRC guidelines. In addition, the PRC will consult with a buy-side equity analyst of the Investment Adviser who follows a particular company on certain significant proposals concerning that company, such as mergers. Casting of votes will be performed and recorded by the Investment Adviser's Investment Management Services Proxy Processing Group (IMS) as directed by the PRC. All voting decisions by the PRC will be documented together with the committee's reasoning as to how they arrived at their vote.

Conflicts of Interest

     The Investment Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Investment Adviser. This may occur when a significant business relationship exists between the Investment Adviser (or its affiliates) and a company involved with a proxy vote. The PRC Chairperson will identify and document known potential or existing conflicts. Once identified, the Chairperson will document the reasons why such voting action should be taken. Additionally, if a member of the PRC becomes conflicted with a proxy voting matter, either directly or indirectly, or through association with that PRC member's business line, he or she must inform the Chairperson of the PRC of their conflicted status and document how and why that individual reached a conflicted status. This record will then be maintained by the IMS as part of the voting record. The conflicted PRC member will then become restricted to voting in the conflicted proxy matter and the Chairperson in charge of the PRC will assign another unrestricted individual to vote on that proxy matter. If the conflict covers all members of the PRC then the Chairperson of the PRC will document the PRC's decision on how to vote the conflicted proxies. In the event of a conflict of interest that is deemed to be irreconcilable by the Chairperson of the PRC, the Chairperson will review the conflict with either the Chairman of the Fund's Board of Trustees or the Chairman of the Audit Committee. The voting record on conflicted proxies will be reviewed by the Investment Adviser's Compliance Department for completeness of the documentation.

Proxy Voting Report

     A report on "Form N-PX" of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available through BBH's website. Go to www.bbhfunds.com; select "Online Literature/Holdings Report" to access the link to Form N-PX.


Portfolio Holdings Information
      Information concerning the Fund's portfolio holdings is available on the BBH website at www.bbhfunds.com. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website approximately 15 days after the end of the month and remains posted until replaced by the information for the succeeding month.

      You may also access from the "Online Literature/Holdings Report" section of the website portfolio information as of the end of each of the Fund's fiscal quarters. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

      Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies.

      The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Fund and subsequent approval by the Fund's Board of Trustees. The furnishing of nonpublic portfolio holdings information to a third party will be approved only if it is deemed to be in the best interests of the Fund and its shareholders. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Adviser and its affiliates, the following procedures apply. No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information. Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished.

INVESTMENT ADVISER

      Under an Investment Advisory Agreement with the Trust, subject to the general supervision of the Trust's Trustees and in conformance with the stated policies of the Fund, Brown Brothers Harriman provides investment advice and portfolio management services to the Fund. In this regard, it is the responsibility of Brown Brothers Harriman to make the day-to-day investment decisions for the Fund, to place the purchase and sale orders for portfolio transactions of the Fund, and to manage, generally, the investments of the Fund.



     The Investment Advisory Agreement between Brown Brothers Harriman and the Trust is dated XXXXXXXXXXX and remains in effect for two years from such date and thereafter, but only as long as the agreement is specifically approved at least annually (i) by a vote of the holders of a "majority of the Fund's outstanding voting securities" (as defined in the 1940 Act) or by the Trust's Trustees, and (ii) by a vote of a majority of the Trustees of the Trust who are not parties to the Investment Advisory Agreement or "interested persons" (as defined in the 1940 Act) of the Trust ("Independent Trustees") cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement terminates automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Trustees of the Trust, or by a vote of the holders of a "majority of the Fund's outstanding voting securities" (as defined in the 1940 Act) on 60 days' written notice to Brown Brothers Harriman and by Brown Brothers Harriman on 90 days' written notice to the Trust. (See "Additional Information".)


     The investment advisory fee paid to the Investment Adviser is calculated daily and paid monthly at an annual rate equal to 0.65% of the average daily net assets of the Fund. For the fiscal years ended October 31, 2004, 2003 and 2002, the Fund incurred $394,174, $383,393 and $96,957 respectively, for advisory services. Compensation shown was for services rendered on behalf of the Predecessor Fund.


      The investment advisory services of Brown Brothers Harriman to the Fund are not exclusive under the terms of the Investment Advisory Agreement. Brown Brothers Harriman is free to and does render investment advisory services to others, including other registered investment companies.

      Pursuant to a license agreement between the Trust and Brown Brothers Harriman dated XXXXXXXXXXXXXXXX, the Trust may use "BBH" in its name. The agreement may be terminated by Brown Brothers Harriman at any time upon written notice to the Trust upon the expiration or earlier termination of any investment advisory agreement between a Fund or any investment company in which a series of the Trust invests all of its assets and Brown Brothers Harriman Termination of the agreement would require the Trust to change its name and the name of the Fund to eliminate all references to BBH.





Approval of Investment Advisory Agreement

At a meeting held on December xx, 2005, the Board of Trustees (the "Board") of BBH Trust (the "Trust"), unanimously approved the Investment Advisory Agreement (the "IA Agreement") between the Trust and Brown Brothers Harriman & Co. ("BBH") for an initial two-year term. The following is a summary of the factors the Board took into consideration in making its determination to approve the renewal of the IA Agreement.

Nature, extent and quality of services provided by BBH

The Board noted that, under the IA Agreement in respect of each Fund, BBH, subject to the supervision of the Board, is responsible for providing a continuous investment program and, for each Fund other than the International Fund, makes purchases and sales of portfolio securities consistent with the Fund's investment objective and policies.

The Board considered the scope and quality of services provided by BBH under the IA Agreement and noted that the scope of services provided had expanded over time, primarily, as a result of regulatory developments. The Board noted that, for example, BBH is responsible for maintaining and monitoring its own and, to varying degrees, the Funds' compliance program, and these compliance programs have recently been refined and enhanced in light of new regulatory requirements. The Board considered the quality of the investment research capabilities of BBH and the other resources it has dedicated to performing services for the Funds. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to each of the Funds under the IA Agreement.

Costs of Services Provided and Profitability to BBH

At the request of the Board, BBH provided information concerning the profitability of BBH's investment company advisory and other fees and its statement of condition for the recent period and as of XXXXXXX, respectively. The Board also reviewed BBH's profitability data for each Fund, which also included the effect of revenue generated by the shareholder servicing, administration, custody and other fees paid by a Fund. The Board noted that most beneficial owners of the Funds' shares are holding these shares in the context of an overall investment management program for which BBH is the adviser and for which BBH charges an investment management fee. Since BBH excludes the assets in the Funds when calculating its advisory fees for its clients, the Board agreed that it is appropriate in an analysis of Fund profitability to reduce the advisory fees for the Funds by the advisory fees that otherwise would have been earned by BBH on the assets involved.

The Board discussed the difficulty of making comparisons of profitability from fund advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser's capital structure and cost of capital. In considering profitability information, the Board considered the effect of fall-out benefits on BBH's expenses, as well as the "revenue sharing" arrangements BBH has entered into with certain entities that distribute shares of the Funds. The Board focused on profitability of BBH's relationships with the Funds before taxes and distribution expenses. The Board concluded that it was satisfied that BBH's level of profitability from its relationship with each Fund was not excessive.

The Board also considered the advisory fees of each Fund in comparison to the fees of comparable funds. The Board recognized that the expense ratios for the Funds potentially reflected on BBH's provision of services, as BBH is directly the provider of substantial services and coordinates services provided to the Fund by others. The Board took note of situations in which BBH waived its management fee or reimbursed a Fund's expenses.

Fall-Out Benefits

The Board considered that BBH did not allocate the Funds' portfolio transactions for third party research, although it did benefit from proprietary research received from brokers that execute the Funds' purchases and sales of securities. The Board recognized that the aggregate amount of commissions generated by Fund transactions was unlikely to result in the Funds receiving from full service broker dealers substantial discounts on commission rates. The Board received and reviewed information concerning BBH's policies with respect to allocating portfolio brokerage.

The Board also considered that BBH receives shareholder servicing fees from certain funds, and is the Funds' administrator, custodian and securities lending agent. The Board noted that BBH retained no portion of the 12b-1 fees paid by a Fund that operated with a plan. The Board recognized that BBH's profitability would be somewhat lower if it did not receive proprietary research for commissions or, if it did not receive the other benefits described above.

The Board recognized that most Fund shareholders were also BBH clients, and that substantial assets are invested in the Funds as a result of an overall investment management program for the shareholder. The Board noted that the Funds also derive reputational and other benefits from their association with BBH and their use of the BBH name, which is licensed to the Funds by BBH. Thus, the Board did not believe that BBH revenues associated with its clients should be fairly regarded as "fallout" benefit from the Funds.

Economies of Scale

The Board noted that the Funds' advisory fee schedules do not contain breakpoints. As a result, if assets increase, the fee rates would not be reduced on the incremental assets. There may be other economies of scale because many expenses did not rise (and fall) proportionally to increases (and decreases) in total net assets. The Board noted that BBH had priced the advisory services in recognition of the fact that it was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of advisory service and total expenses for each Fund were fair and reasonable. Consequently, the advisory fees are in the range of institutional separate account fees, which is to say substantially below, even taking into account the BBH administration fees, typical mutual fund fees. In addition, the Board noted that BBH had supported and continued to support certain Funds through fee waivers and expense reimbursements. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. In light of the Fund's current size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints.

Investment Results

The Board considered the investment results of each of the Funds as compared to investment companies with its peers and with one or more selected securities indices. In addition to the information received by the Board for the meeting, the Board received detailed performance information for each Fund at each regular Board meeting during the year. At the meeting, the Board reviewed information showing performance of each Fund compared to the peers generally over the 1-, 3-, 5- and since inception periods and compared to one or more securities indices over comparable periods.

The following factors specific to the Fund also were noted and considered by the Board in deciding to approve the continuation of the IA Agreements:

(To come)



Advisory Fee Rate

The Board considered the advisory fee rate paid by each Fund to BBH. The Board recognized that it is difficult to make comparisons of these fees, and combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds.

BBH also manages accounts for institutional clients with investment objectives similar to those of certain Funds. The fee rates payable by the BBH's institutional clients are generally comparable although occasionally lower, than the rates paid by the Funds. BBH reviewed with the Board the significant differences in the scope of services that BBH provides to institutional clients and to the Funds through both the IA and Administration Agreements (the "Admin. Agreements"). For example, BBH provides, among other things, officers (including the Funds' Chief Compliance Officer and officers to provide required certifications) and administrative services, such as shareholder communications, and tax compliance, with the attendant costs and exposure to liability. BBH also coordinates the provision of services to the Funds by nonaffiliated service providers. These services normally are not provided to non investment company clients, and fees charged to the Funds reflect the costs and risks of the additional obligations. The Board also noted that since the Funds are constantly issuing and redeeming their shares, they are more difficult to manage than an institutional account, where the assets are relatively stable. Accordingly, the Board did not place significant weight on these fee comparisons.

PORTFOLIO MANAGER INFORMATION (to be filed by Amendment)
The following information about the Fund's Portfolio Manager is provided as of the end of the Fund's most recently completed fiscal year.

                                   Total Number of
 Other Accounts Managed by                   Other
 Glen E. Baker                   Accounts Managed/
                                     Total Assets*
 Registered Investment                      # / $0
 Companies
 Other Pooled Investment                    # / $0
 Vehicles
 Other Accounts                             # / $0
* None of the Accounts has an advisory fee that is based on the performance of the account.
-------------------------------------------------------------------------------
Dollar value range of shares owned in the Fund: none.



                                   Total Number of
 Other Accounts Managed by                   Other
 James J. Evans                  Accounts Managed/
                                     Total Assets*
 Registered Investment                      # / $0
 Companies
 Other Pooled Investment                    # / $0
 Vehicles
 Other Accounts                             # / $0
* None of the Accounts has an advisory fee that is based on the performance of the account.
-------------------------------------------------------------------------------
Dollar value range of shares owned in the Fund: none.

                                   Total Number of
 Other Accounts Managed by                   Other
 Jeffery A. Schoenfield          Accounts Managed/
                                     Total Assets*
 Registered Investment                      # / $0
 Companies
 Other Pooled Investment                    # / $0
 Vehicles
 Other Accounts                             # / $0
* None of the Accounts has an advisory fee that is based on the performance of the account.
-------------------------------------------------------------------------------
Dollar value range of shares owned in the Fund: none.

                                   Total Number of
 Other Accounts Managed by                   Other
 Gregory S. Steier               Accounts Managed/
                                     Total Assets*
 Registered Investment                      # / $0
 Companies
 Other Pooled Investment                    # / $0
 Vehicles
 Other Accounts                             # / $0
* None of the Accounts has an advisory fee that is based on the performance of the account.
-------------------------------------------------------------------------------
Dollar value range of shares owned in the Fund: none.

Compensation Structure (To come)


Conflicts of Interest
As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars").
The Advisor has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, the Advisor monitors a variety of areas, including compliance with account investment guidelines, the inclusion only of securities approved for purchase by the Advisor's Fixed Income Credit Committee, and compliance with the Advisor's Code of Ethics. Finally, the Advisor has structured the portfolio managers' compensation in a manner, and the Funds have adopted policies and procedures, reasonably designed to safeguard a Fund from being negatively affected as a result of any such potential conflicts.



ADMINISTRATORS
      Brown Brothers Harriman Trust Company, LLC (the "Administrator") acts as Administrator for the Trust. Brown Brothers Harriman Trust Company, LLC is a wholly-owned subsidiary of Brown Brothers Harriman.

     In its capacity as Administrator, Brown Brothers Harriman Trust Company, LLC administers all aspects of the Trust's operations subject to the supervision of the Trust's Trustees except as set forth below under "Distributor". In connection with its responsibilities as Administrator and at its own expense, Brown Brothers Harriman Trust Company, LLC (i) provides the Trust with the services of persons competent to perform such supervisory, administrative and clerical functions as are necessary in order to provide effective administration of the Trust, including the maintenance of certain books and records; (ii) oversees the performance of administrative and professional services to the Trust by others, including the Fund's Custodian, Transfer and Dividend Disbursing Agent; (iii) provides the Trust with adequate office space and communications and other facilities; and (iv) prepares and/or arranges for the preparation, but does not pay for, the periodic updating of the Trust's registration statement and the Funds' prospectuses, the printing of such documents for the purpose of filings with the SEC and state securities administrators, and the preparation of tax returns for the Funds and reports to the Funds' shareholders and the SEC.

      The Administration Agreement between the Trust and Brown Brothers Harriman Trust Company, LLC (dated XXXXXXXXXX) will remain in effect for two years from such date and thereafter, but only so long as such agreement is specifically approved at least annually in the same manner as the Investment Advisory Agreement (see "Investment Adviser"). The Independent Trustees most recently approved the Trust's Administration Agreement on December xx, 2005. The agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Trustees of the Trust, or by a vote of the holders of a "majority of the Trust's outstanding voting securities" (as defined in the 1940 Act). (See "Additional Information"). The Administration Agreement is terminable by the Trustees of the Trust or shareholders of the Trust on 60 days' written notice to Brown Brothers Harriman Trust Company, LLC and by Brown Brothers Harriman Trust Company, LLC on 90 days' written notice to the Trust.

      The administrative fee payable to Brown Brothers Harriman Trust Company, LLC from the Fund is calculated daily and payable monthly at an annual rate equal to 0.125% of the Fund's average daily net assets. For the fiscal years ended October 31, 2004, 2003 and 2002, the Fund incurred $197,087, $198,139 and
$58,334 respectively, for administrative services. Compensation shown was for services rendered on behalf of the Predecessor Fund.

Pursuant to separate Sub-administrative Services Agreements between Brown Brothers Harriman Trust Company, LLC and each of Federated Services Company ("Federated") and Brown Brothers Harriman & Co. (each, a "Sub-administrator"), the Sub-administrators perform such sub-administrative duties for the Fund as are from time to time agreed upon by Brown Brothers Harriman Trust Company, LLC and each Sub-administrator. The offices of Federated are located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. The offices of Brown Brothers Harriman & Co. are located at 140 Broadway, New York, New York 10005. The Sub-administrators' duties may include, but are not necessarily limited to, providing equipment and clerical personnel necessary for maintaining the organization of the Fund, participating in the preparation of documents required for compliance by the Fund with applicable laws and regulations, preparing certain documents in connection with meetings of Trustees and shareholders of the Fund, and other functions that would otherwise be performed by Brown Brothers Harriman Trust Company, LLC as set forth above. For performing such sub-administrative services, each Sub-administrator receives such compensation from Brown Brothers Harriman Trust Company, LLC as is from time to time agreed to between Brown Brothers Harriman Trust Company, LLC and each Sub-administrator, which fees, in the aggregate, may not exceed the amount paid to Brown Brothers Harriman Trust Company, LLC by the Fund.

DISTRIBUTOR
      Effective XXXXXXXX, Southpoint Distribution Services, Inc. ("Southpoint ") serves as exclusive Distributor of the Fund's shares. Its offices are located at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. The Distributor's Agreement dated as of XXXXXXXXXXXXXXX between the Trust and Southpoint remains in effect for two years from the date of its execution and thereafter, but only so long as the continuance of the agreement is specifically approved at least annually in conformity with the requirements of the 1940 Act. The agreement terminates automatically in the event of its assignment, and may be terminated (i) with respect to the Funds, at any time, without penalty, by the Board of Trustees of the Trust or by a vote of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Funds on not more than ninety (90) days' written notice to Southpoint, and (ii) by Southpoint on ninety (90) days' written notice to the Trust.

SHAREHOLDER SERVICING AGENT
      A shareholder servicing agreement with Brown Brothers Harriman pursuant to which Brown Brothers Harriman, as shareholder servicing agent for the Trust with respect to the Fund's Class N shares, among other things: answers inquiries from shareholders of and prospective investors in Class N shares of the Fund regarding account status and history, the manner in which purchases and redemptions of Fund shares may be effected and certain other matters pertaining to the Fund; assists shareholders of and prospective investors in the Fund in designating and changing dividend options, account designations and addresses; and provides such other related services as the Trust or a shareholder of or prospective investor in Class N shares of the Fund may reasonably request. For these services, Brown Brothers Harriman receives from the Fund an annual fee, computed daily and payable monthly, equal to 0.25% of the Fund's average daily net assets represented by Class N shares owned during the period for which payment was being made by shareholders who did not hold their account with a eligible institution.

FINANCIAL INTERMEDIARIES
      From time to time, the Fund and/or its Shareholder Servicing Agent enter into contracts with banks, brokers and other financial intermediaries ("Financial Intermediaries") pursuant to which a customer of the Financial Intermediary may place purchase orders for Class N shares of the Fund through that Financial Intermediary, which holds such shares in its name on behalf of that customer. Pursuant to such contract, each Financial Intermediary as agent with respect to shareholders of and prospective investors in Class N shares of the Fund who are customers of that Financial Intermediary, among other things: provides necessary personnel and facilities to establish and maintain certain shareholder accounts and records enabling it to hold, as agent, its customer's shares in its name or its nominee name on the shareholder records of the Trust; assists in processing purchase and redemption transactions; arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem Class N shares of the Fund; provides periodic statements showing a customer's account balance and, to the extent practicable, integrates such information with information concerning other customer transactions otherwise effected with or through it; furnishes, either separately or on an integrated basis with other reports sent to a customer, monthly and annual statements and confirmations of all purchases and redemptions of Class N shares in a customer's account; transmits proxy statements, annual reports, updated prospectuses and other communications from the Trust to its customers; and receives, tabulates and transmits to the Trust proxies executed by its customers with respect to meetings of Class N shareholders of the Fund.
A Financial Intermediary may designate other intermediaries to accept purchase and redemption orders for Class N shares. Customer orders are priced at the NAV for Class N shares next determined after such order has been accepted by such customer's Financial Intermediary or its authorized designee. The Fund will be deemed to have received a purchase or redemption order for Class N shares when the Financial Intermediary or its authorized designee accepts such order. For these services, the Financial Intermediary receives such fees from the Fund or the Shareholder Servicing Agent as may be agreed upon from time to time between the parties.

ELIGIBLE INSTITUTIONS
      The Trust enters into eligible institution agreements with banks, brokers and other financial institutions pursuant to which each financial institution, as agent for the Trust with respect to shareholders of and prospective investors in Class N shares of the Fund who are customers with that financial institution, among other things: provides necessary personnel and facilities to establish and maintain certain shareholder accounts and records enabling it to hold, as agent, its customer's shares in its name or its nominee name on the shareholder records of the Trust; assists in processing purchase and redemption transactions; arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem shares of the Fund; provides periodic statements showing a customer's account balance and, to the extent practicable, integrates such information with information concerning other customer transactions otherwise effected with or through it; furnishes, either separately or on an integrated basis with other reports sent to a customer, monthly and annual statements and confirmations of all purchases and redemptions of Class N shares in a customer's account; transmits proxy statements, annual reports, updated prospectuses and other communications from the Trust to its customers; and receives, tabulates and transmits to the Trust proxies executed by its customers with respect to meetings of shareholders of the Fund. For these services, each financial institution receives from the Fund an annual fee, computed daily and payable monthly, equal to 0.25% of the Fund's average daily net assets represented by Class N shares owned during the period for which payment was being made by customers for whom the financial institution was the holder or agent of record.

EXPENSE PAYMENT AGREEMENT

     Under an expense payment agreement XXXXXXXXXXXXXX, Brown Brothers Harriman Trust Company, LLC pays the Fund's Class N and I share expenses (see "Expense Table" in the Prospectus), other than fees paid to Brown Brothers Harriman Trust Company, LLC under the Corporation's Administration Agreement and other than expenses relating to the organization of the Fund. In return, Brown Brothers Harriman Trust Company, LLC receives a fee from the Fund such that after such payment the aggregate expenses of the Fund do not exceed an agreed upon annual rate, currently 0.55% and 0.40% of the average daily net assets of the Fund's Class N shares and Class I shares, respectively. Such fees are computed daily and paid monthly.

CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT
      Brown Brothers Harriman (the "Custodian"), 40 Water Street, Boston, Massachusetts 02109, is the Custodian for the Fund. As Custodian for the Fund, it is responsible for maintaining books and records of the Fund's portfolio transactions and holding the Fund's portfolio securities and cash pursuant to a custodian agreement with the Trust. Cash is held for the Fund in demand deposit accounts at the Custodian. Subject to the supervision of the Administrator of the Trust, the Custodian maintains the accounting records for the Fund and each day computes the NAV per share of the Fund.
      Citigroup Global Transaction Services, Two Portland Square, Portland, ME 04101 is the Transfer and Dividend Disbursing Agent for the Fund. The Transfer and Dividend Disbursing Agent is responsible for maintaining the books and records detailing ownership of the Fund's shares.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
      Deloitte & Touche LLP, Boston, Massachusetts is the independent registered accounting firm for the Fund.

NET ASSET VALUE

    The NAV of the Fund's shares is normally determined each day the New York Stock Exchange is open for regular trading. (As of the date of this Statement of Additional Information, such Exchange is open every weekday except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.) The determination of NAV per share is normally made once during each such day as of the close of regular trading on such Exchange by subtracting from the value of the Fund's total assets the amount of its liabilities, and dividing the difference by the number of shares of the Fund outstanding at the time the determination is made.

     The value of the Fund's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is normally determined at the same time and on the same days as the NAV per share of the Fund is determined.

     The value of investments listed on a securities exchange is based on the last sale prices as of the close of regular trading of the New York Stock Exchange (which is currently 4:00 P.M., Eastern time) or, in the absence of recorded sales, at the readily available closing bid price on such Exchange. Unlisted securities are valued at the quoted bid price in the over-the-counter market. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security.

     Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices.

     Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trust's Trustees. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired for the Fund was more than 60 days, unless this is determined not to represent fair value by the Trust's Trustees.

     Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund's NAV is calculated, such securities would be valued at fair value in accordance with procedures established by and under the general supervision of the Trust's Trustees. A domestic exchange-traded security may also be fair valued if events materially affecting the price of the security occur between the time the exchange on which the security or other asset is traded closes and the time the Fund values its assets.

COMPUTATION OF PERFORMANCE

     The average annual total rate of return of the Fund is calculated for any period by (a) dividing (i) the sum of the aggregate NAV per share on the last day of the period of shares purchased with a $1,000 payment on the first day of the period and the aggregate NAV per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to shares purchased on the first day of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) $1,000, (b) raising the quotient to a power equal to 1 divided by the number of years in the period, and (c) subtracting 1 from the result.

     The total rate of return of the Fund for any specified period is calculated by (a) dividing (i) the sum of the aggregate NAV per share on the last day of the period of shares purchased with a $1,000 payment on the first day of the period and the aggregate NAV per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to shares purchased on the first day of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) $1,000, and (b) subtracting 1 from the result. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.


     Historical total return information for any period or portion thereof prior to the establishment of the Fund will be that of the BBH Broad Market Fixed Income Portfolio (Portfolio) (in which all of the Fund's assets were invested prior to November 11, 2002), adjusted to assume that all charges, expenses and fees of the Fund and the Portfolio which are presently in effect were deducted during such periods, as permitted by applicable SEC staff interpretations. The following table sets forth average annual total return information for the periods ended December 31, 2004:

                                   Start of
                                   Performance on
                       1 Year      December 22, 2000
Class N
Total Return
  Before Taxes         4.41%       7.48%
  After Taxes on
  Distributions        2.79%       5.68%
  After Taxes on
  Distributions
  and Sale of Shares   3.03%       5.38%

-------------------------------------------------------------------------------

                                   Start of
                                   Performance on
                       1Year       December 3, 2002
Class I
Total Return
  Before Taxes         4.65%       7.68%

-------------------------------------------------------------------------------
Performance prior to February XX, 2006 is that of the Predecessor Fund. The Fund has the same investment objective and policies as its predecessor.

     Performance calculations should not be considered a representation of the average annual or total rate of return of the Fund in the future since the rates of return are not fixed. Actual total rates of return and average annual rates of return depend on changes in the market value of, and dividends and interest received from, the investments held by the Fund and the Fund's expenses during the period.

     Total and average annual rate of return information may be useful for reviewing the performance of the Fund and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which pay a fixed yield for a stated period of time, the Fund's total rate of return fluctuates, and this should be considered when reviewing performance or making comparisons. Any "yield" quotation of the Fund consists of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a 30-day or one-month period and is calculated by (a) raising to the sixth power the sum of 1 plus the quotient obtained by dividing the Fund's net investment income earned during the period by the product of the average daily number of shares outstanding during the period that were entitled to receive dividends and the maximum offering price per share on the last day of the period, (b) subtracting 1 from the result, and (c) multiplying the result by 2.

     The yield should not be considered a representation of the yield of the Fund in the future since the yield is not fixed. Actual yields depend on the type, quality and maturities of the investments held by the Fund, changes in interest rates on investments, and the Fund's expenses during the period.

     Yield information may be useful for reviewing the performance of the Fund and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which pay a fixed yield for a stated period of time, the Fund's yield does fluctuate, and this should be considered when reviewing performance or making comparisons.

     The Fund's performance may be used from time to time in shareholder reports or other communications to shareholders or prospective investors. Performance figures are based on historical earnings and are not intended to indicate future performance. Performance information may include the Fund's investment results and/or comparisons of its investment results to various unmanaged indexes (such as Lehman Aggregate Index) and to investments for which reliable performance data is available. Performance information may also include comparisons to averages, performance rankings or other information prepared by recognized mutual fund statistical services. To the extent that unmanaged indexes are so included, the same indexes are used on a consistent basis. The Fund's investment results as used in such communications are calculated on a total rate of return basis in the manner set forth below.

     Period and average annualized total rates of return may be provided in such communications. The total rate of return refers to the change in the value of an investment in the Fund over a stated period based on any change in NAV per share and including the value of any shares purchasable with any dividends or capital gains distributions during such period. Period total rates of return may be annualized. An annualized total rate of return is a compounded total rate of return which assumes that the period total rate of return is generated over a one year period, and that all dividends and capital gains distributions are reinvested. An annualized total rate of return is slightly higher than a period total rate of return if the period is shorter than one year, because of the assumed reinvestment.

     The Fund's yield and effective yield may be used from time to time in shareholder reports or other communications to shareholders or prospective investors. Both yield figures are based on historical earnings and are not intended to indicate future performance. The yield of the Fund refers to the projected income generated by an investment in the Fund over a 30-day or one-month period (which period is stated). This income is then annualized.
The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

PURCHASES AND REDEMPTIONS

      Orders received by a Financial Intermediary or an Eligible Institution will be priced at the NAV next calculated after that Financial Intermediary or Eligible Institution, as an agent of the Fund, receives the request in good order from its clients.

     A confirmation of each purchase and redemption transaction is issued on execution of that transaction.

     The Trust reserves the right to discontinue, alter or limit the automatic reinvestment privilege at any time, but will provide shareholders prior written notice of any such discontinuance, alteration or limitation.

     A shareholder's right to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed: (i) during periods when the New York Stock Exchange is closed for other than weekends or holidays or when regular trading on such Exchange is restricted as determined by the SEC by rule or regulation, (ii) during periods in which an emergency exists which causes disposal of, or evaluation of, the NAV of the Fund's portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.

     An investor should be aware that redemptions from the Fund may not be processed if a completed account application with a certified taxpayer identification number has not been received.

     In the event a shareholder redeems all shares held in the Fund, future purchases of shares of the Fund by such shareholder would be subject to the Fund's minimum initial purchase requirements.

Lost Accounts. The transfer agent will consider your account lost if correspondence to your address of record is returned as undeliverable on more than two consecutive occasions, unless the transfer agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding checks (unpaid for six months or more) or checks that have been returned to the transfer agent will be reinvested at the then-current NAV and the checks will be cancelled. However, checks will not be reinvested into accounts with a zero balance.


FEDERAL TAXES
     Each year, the Trust intends to continue to qualify the Fund and elect that the Fund be treated as a separate "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Fund is not subject to federal income taxes on its net income and realized net long-term capital gains that are distributed to its shareholders. A 4% non-deductible excise tax is imposed on the Fund to the extent that certain distribution requirements for the Fund for each calendar year are not met. The Trust intends to meet such requirements. The Fund is also not required to pay any federal income or excise taxes. Under Subchapter M of the Code the Fund is not subject to federal income taxes on amounts distributed to shareholders.

     Qualification as a regulated investment company under the Code requires, among other things, that (a) at least 90% of the Fund's annual gross income, without offset for losses from the sale or other disposition of securities, be derived from interest, payments with respect to securities loans, dividends and gains from the sale or other disposition of securities, foreign currencies or other income derived with respect to its business of investing in such securities; (b) less than 30% of the Fund's annual gross income be derived from gains (without offset for losses) from the sale or other disposition of securities held for less than three months; and (c) the holdings of the Fund be diversified so that, at the end of each quarter of its fiscal year, (i) at least 50% of the market value of the Fund's assets be represented by cash, U.S. Government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's assets be represented by investments in the securities of any one issuer (other than U.S. Government securities and securities of other investment companies). Foreign currency gains that are not directly related to the Fund's business of investing in stock or securities is included in the income that counts toward the 30% gross income requirement described above but may be excluded by Treasury Regulations from income that counts toward the 90% of gross income requirement described above. In addition, in order not to be subject to federal income tax, at least 90% of the Fund's net investment income and net short-term capital gains earned in each year must be distributed to the Fund's shareholders. Under the Code, gains or losses attributable to foreign currency contracts, or to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time it actually collects such income or pays such liabilities, are treated as ordinary income or ordinary loss. Similarly, the Fund's share of gains or losses on the disposition of debt securities held by the Fund, if any, denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates are also treated as ordinary income or loss. Dividends paid from the Fund may be eligible for the dividends-received deduction allowed to corporate shareholders because all or a portion of the Fund's net income may consist of dividends paid by domestic corporations.

     Gains or losses on sales of securities are treated as long-term capital gains or losses if the securities have been held for more than one year except in certain cases where a put has been acquired or a call has been written thereon. Other gains or losses on the sale of securities are treated as short-term capital gains or losses. Gains and losses on the sale, lapse or other termination of options on securities are generally treated as gains and losses from the sale of securities. If an option written for the Fund lapses or is terminated through a closing transaction, such as a repurchase of the option from its holder, the Fund may realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid in the closing transaction. If securities are sold pursuant to the exercise of a call option written for them, the premium received would be added to the sale price of the securities delivered in determining the amount of gain or loss on the sale. The requirement that less than 30% of the Fund's gross income be derived from gains from the sale of securities held for less than three months may limit the Fund's ability to write options and engage in transactions involving stock index futures.

     Certain options contracts held for the Fund at the end of each fiscal year are required to be "marked to market" for federal income tax purposes; that is, treated as having been sold at market value. Sixty percent of any gain or loss recognized on these deemed sales and on actual dispositions are treated as long-term capital gain or loss, and the remainder are treated as short-term capital gain or loss regardless of how long such options were held. The Fund may be required to defer the recognition of losses on stock or securities to the extent of any unrecognized gain on offsetting positions held for it.

     If shares are purchased by the Fund in certain foreign investment entities, referred to as "passive foreign investment companies", the Fund may be subject to U.S. federal income tax, and an additional charge in the nature of interest, on the Fund's portion of any "excess distribution" from such company or gain from the disposition of such shares, even if the distribution or gain is paid by the Fund as a dividend to its shareholders. If the Fund were able and elected to treat a passive foreign investment company as a "qualified electing fund", in lieu of the treatment described above, the Fund would be required each year to include in income, and distribute to shareholders, in accordance with the distribution requirements set forth above, the Fund's pro rata share of the ordinary earnings and net capital gains of the company, whether or not distributed to the Fund.

     Return of Capital. Any dividend or capital gains distribution has the effect of reducing the NAV of Fund shares held by a shareholder by the same amount as the dividend or capital gains distribution. If the NAV of shares is reduced below a shareholder's cost as a result of a dividend or capital gains distribution by the Fund, such dividend or capital gains distribution would be taxable even though it represents a return of invested capital.

     Redemption of Shares. Any gain or loss realized on the redemption of Fund shares by a shareholder who is not a dealer in securities would be treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss. However, any loss realized by a shareholder upon the redemption of Fund shares held one year or less is treated as a long-term capital loss to the extent of any long-term capital gains distributions received by the shareholder with respect to such shares. Additionally, any loss realized on a redemption or exchange of Fund shares is disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before such disposition, such as pursuant to reinvestment of a dividend or capital gains distribution in Fund shares.

     Foreign Taxes. The Fund may be subject to foreign withholding taxes and if more than 50% of the value of the Fund's share of the Fund's total assets at the close of any fiscal year consists of stock or securities of foreign corporations, at the election of the Trust any such foreign income taxes paid by the Fund may be treated as paid directly by its shareholders. The Trust makes such an election only if it deems it to be in the best interest of the Fund's shareholders and notifies shareholders in writing each year if it makes the election and of the amount of foreign income taxes, if any, to be treated as paid by the shareholders. If the Trust elects to treat foreign income taxes paid from the Fund as paid directly by the Fund's shareholders, the Fund's shareholders would be required to include in income such shareholder's proportionate share of the amount of foreign income taxes paid by the Fund and would be entitled to claim either a credit or deduction in such amount. (No deduction is permitted in computing alternative minimum tax liability). Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes are subject to the limitation that the credit may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to that shareholder's total foreign source taxable income. For this purpose, the portion of dividends and capital gains distributions paid from the Fund from its foreign source income is treated as foreign source income. The Fund's gains and losses from the sale of securities are generally treated as derived from U.S. sources, however, and certain foreign currency gains and losses likewise are treated as derived from U.S. sources. The limitation of the foreign tax credit is applied separately to foreign source "passive income", such as the portion of dividends received from the Fund which qualifies as foreign source income. In addition, the foreign tax credit is allowed to offset only 90% of the alternative minimum tax imposed on corporations and individuals. Because of these limitations, a shareholder may be unable to claim a credit for the full amount of such shareholder's proportionate share of the foreign income taxes paid from the Fund. Certain entities, including corporations formed as part of corporate pension or profit-sharing plans and certain charitable and other organizations described in Section 501 (c) of the Internal Revenue Code, as amended, that are generally exempt from federal income taxes may not receive any benefit from the election by the Trust to "pass through" foreign income taxes to the Fund's shareholders. In certain circumstances foreign taxes imposed with respect to the Fund's income may not be treated as income taxes imposed on the Fund. Any such taxes would not be included in the Fund's income, would not be eligible to be "passed through" to Fund shareholders, and would not be eligible to be claimed as a foreign tax credit or deduction by Fund shareholders. In particular, in certain circumstances it may not be clear whether certain amounts of taxes deducted from gross dividends paid to the Fund would, for U.S. federal income tax purposes, be treated as imposed on the issuing corporation rather than the Fund.
     Other Taxes. The Fund may be subject to state or local taxes in jurisdictions in which it is deemed to be doing business. In addition, the treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult their own tax advisors with respect to any state or local taxes.

     Other Information. Annual notification as to the tax status of capital gains distributions, if any, is provided to shareholders shortly after October 31, the end of the Fund's fiscal year. Additional tax information is mailed to shareholders in January.

     Under U.S. Treasury regulations, the Trust and each Eligible Institution are required to withhold and remit to the U.S. Treasury a portion (31%) of dividends and capital gains distributions on the accounts of those shareholders who fail to provide a correct taxpayer identification number (Social Security Number for individuals) or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to such withholdings. Prospective investors should submit an IRS Form W-9 to avoid such withholding.

     This tax discussion is based on the tax laws and regulations in effect on the date of this Prospectus, however such laws and regulations are subject to change. Shareholders and prospective investors are urged to consult their tax advisors regarding specific questions relevant to their particular circumstances.

DESCRIPTION OF SHARES
     The Trust is an open-end management investment company organized as a Delaware statutory trust on October 28, 2005. Its offices are located at 40 Water Street, Boston, Massachusetts 02109; its telephone number is (800) 625-5759. The Declaration of Trust currently permit the Trust to issue 2,500,000,000 shares of common stock, par value $0.001 per share, of which 25,000,000 shares have been classified as BBH Broad Market Fixed Income Fund Class N and 25,000,000 shares have been classified as BBH Broad Market Fixed Income Fund Class I. The Board of Trustees also has the power to designate one or more series of shares of common stock and to classify and reclassify any unissued shares with respect to such series. Currently there are seven such series in addition to the Fund, five of which (including the Fund) offer multiple classes of shares.

     Each share of the Fund represents an equal proportional interest in the Fund with each other share. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

     Shareholders of the Fund are entitled to a full vote for each full share held and to a fractional vote for fractional shares. Shareholders in the Trust do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of the Trust may elect all of the Trustees of the Trust if they choose to do so and in such event the other shareholders in the Trust would not be able to elect any Trustee. The Trust is not required and has no current intention to hold meetings of shareholders annually but the Trust will hold special meetings of shareholders when in the judgment of the Trust's Trustees it is necessary or desirable to submit matters for a shareholder vote or as may be required by the 1940 Act or as my be permitted by the Declaration of Trust or By-laws. Shareholders have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have the right to remove one or more Trustees without a meeting by a declaration in writing by a specified number of shareholders. Shares have no preemptive or conversion rights. The rights of redemption are described in the Prospectus. Shares are fully paid and non-assessable by the Trust. The Trust's Declaration of Trust provide that the Trust may, upon the approval of its Board of Trustees, require the redemption of all or any part of any outstanding shares without shareholder consent upon the sending of written notice thereof to each affected shareholder. This might occur, for example, if the Fund does not reach or fails to maintain an economically viable size.

     Share certificates are not issued by the Trust.
The By-laws of the Trust provide that the presence in person or by proxy of the holders of record of one third of the shares of the Fund outstanding and entitled to vote thereat shall constitute a quorum at all meetings of shareholders of the Fund, except as otherwise required by applicable law. The By-laws further provide that all questions shall be decided by a majority of the votes cast at any such meeting at which a quorum is present, except as otherwise required by applicable law.

     The Trust's Declaration of Trust provide that, at any meeting of shareholders of the Fund, each Eligible Institution may vote any shares as to which that Eligible Institution is the agent of record and which are otherwise not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which that Eligible Institution is the agent of record. Any shares so voted by an Eligible Institution are deemed represented at the meeting for purposes of quorum requirements.

The Declaration of Trust further provides that obligations of the Trust are not binding upon the Trust's Trustees individually but only upon the property of the Trust and that the Trust's Trustees are not liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trust's Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.


PORTFOLIO BROKERAGE TRANSACTIONS

     The securities in which the Fund invests are traded primarily in the over-the-counter markets on a net basis and do not normally involve either brokerage commissions or transfer taxes. Where possible transactions on behalf of the Fund are entered directly with the issuer or from an underwriter or market maker for the securities involved. Purchases from underwriters of securities may include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include a spread between the bid and asked price. The policy of the Fund regarding purchases and sales of securities is that primary consideration is given to obtaining the most favorable prices and efficient executions of transactions. In effecting securities transactions for the Fund, the Investment Adviser seeks to obtain the best price and execution of orders. In selecting a broker, the Investment Adviser considers a number of factors including: the broker's ability to execute orders without disturbing the market price; the broker's reliability for prompt, accurate confirmations and on-time delivery of securities; the broker's financial condition and responsibility; the research and other investment information provided by the broker; and the commissions charged. Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if the Investment Adviser determines in good faith that the amount of such commissions is reasonable in relation to the value of the brokerage services and research information provided by such broker.

     The Fund is managed actively in pursuit of its investment objective. Securities are not traded for short-term profits but, when circumstances warrant, securities are sold without regard to the length of time held. A 100% turnover would occur, for example, if all portfolio securities (excluding short-term obligations) were replaced once in a period of one year. For the fiscal year ended October 31, 2004, 2003 and 2002, the portfolio turnover rate was 210%, 249% and 416%, respectively. The amount of brokerage commissions and taxes on realized capital gains to be borne by the shareholders of the Fund tend to increase as the level of portfolio activity increases.

     Fund securities are not purchased from or sold to the Administrator, Distributor or Investment Adviser or any "affiliated person" (as defined in the 1940 Act) of the Administrator, Distributor or Investment Adviser when such entities are acting as principals, except to the extent permitted by law. The Trust uses Brown Brothers Harriman & Co., an "affiliated person" of the Trust, as one of the Fund's principal brokers in the purchase and sale of securities when, in the judgment of the Investment Adviser, that firm will be able to obtain a price and execution at least as favorable as other qualified brokers. As one of the Fund's principal brokers, Brown Brothers Harriman & Co. receives brokerage commissions from the Fund. The use of Brown Brothers Harriman & Co. as a broker for the Fund is subject to the provisions of Rule 11a2-2(T) under the Securities Exchange Act of 1934 which permits the Fund to use Brown Brothers Harriman & Co. as a broker provided that certain conditions are met. In addition, under the 1940 Act, commissions paid by the Fund to Brown Brothers Harriman & Co. in connection with a purchase or sale of securities offered on a securities exchange may not exceed the usual and customary broker's commission. The Investment Adviser may direct a portion of the Fund's securities transactions to certain unaffiliated brokers which in turn use a portion of the commissions they receive from the Fund to pay other unaffiliated service providers on behalf of the Fund for services provided for which the Fund would otherwise be obligated to pay. Such commissions paid by the Fund are at the same rate paid to other brokers for effecting similar transactions in listed equity securities. Brown Brothers Harriman & Co. acts as one of the principal brokers of the Fund in the purchase and sale of portfolio securities when, in the judgment of the Investment Adviser, that firm is able to obtain a price and execution at least as favorable as other qualified brokers. As one of the principal brokers of the Fund, Brown Brothers Harriman & Co. receives brokerage commissions from the Fund. On those occasions when Brown Brothers Harriman & Co. deems the purchase or sale of a security to be in the best interests of the Fund as well as other customers, Brown Brothers Harriman & Co. to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions, if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction are made by Brown Brothers Harriman & Co. in the manner it considers to be most equitable and consistent with its fiduciary obligations to its customers, including the Fund. In some instances, this procedure might adversely affect the Fund.

     A committee of non-interested Trustees from time to time reviews, among other things, information relating to the commissions charged by Brown Brothers Harriman & Co. to the Fund and to its other customers and information concerning the prevailing level of commissions charged by other qualified brokers. In addition, the procedures pursuant to which Brown Brothers Harriman & Co. effects brokerage transactions for the Fund are reviewed and approved no less often than annually by a majority of the Independent Trustees.

      For the fiscal years ended October 31, 2004, 2003 and 2002 total transactions with a principal value of $48,079,992, $661,157,003 and $661,157,003 respectively, were effected for the Fund, of which transactions with a principal value of $30,137,615, $1,034,870,178 and $1,034,870,178 respectively, were effected by Brown Brothers Harriman. Compensation shown was for services rendered on behalf of the Predecessor Fund.

     A portion of the transactions for the Fund are executed through qualified brokers other than Brown Brothers Harriman & Co. In selecting such brokers, the Investment Adviser may consider the research and other investment information provided by such brokers. Research services provided by brokers to which Brown Brothers Harriman & Co. has allocated brokerage business in the past include economic statistics and forecasting services, industry and company analyses, portfolio strategy services, quantitative data, and consulting services from economists and political analysts. Research services furnished by brokers are used for the benefit of all the Investment Adviser's clients and not solely or necessarily for the benefit of the Fund. The Investment Adviser believes that the value of research services received is not determinable nor does such research significantly reduce its expenses. The Fund does not reduce the fee paid by the Fund to the Investment Adviser by any amount that might be attributable to the value of such services.

     A committee, comprised of officers and partners of Brown Brothers Harriman & Co. who are portfolio managers of some of Brown Brothers Harriman & Co.'s managed accounts (the "Managed Accounts"), evaluates semi-annually the nature and quality of the brokerage and research services provided by brokers, and, based on this evaluation, establishes a list and projected ranking of preferred brokers for use in determining the relative amounts of commissions to be allocated to such brokers. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings.

     The Trustees of the Trust review regularly the reasonableness of commissions and other transaction costs incurred for the Fund in light of facts and circumstances deemed relevant from time to time and, in that connection, receive reports from the Investment Adviser and published data concerning transaction costs incurred by institutional investors generally.

     Over-the-counter purchases and sales are transacted directly with principal market makers, except in those circumstances in which, in the judgment of the Investment Adviser, better prices and execution of orders can otherwise be obtained. If the Fund effects a closing transaction with respect to a futures or option contract, such transaction normally would be executed by the same broker-dealer who executed the opening transaction. The writing of options by the Fund may be subject to limitations established by each of the exchanges governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers. The number of options which the Fund may write may be affected by options written by the Investment Adviser for other investment advisory clients. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

ADDITIONAL INFORMATION

     As used in this Statement of Additional Information and the Prospectus, the term "majority of the outstanding voting securities" (as defined in the 1940 Act) currently means the vote of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or represented by proxy; or
(ii) more than 50% of the outstanding voting securities, whichever is less.

     Fund shareholders receive semi-annual reports containing unaudited financial statements and annual reports containing financial statements audited by independent auditors.

     With respect to the securities offered by the Prospectus, this Statement of Additional Information and the Prospectus do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, DC or by calling 1-202-942-8090. Additionally, this information is available on the EDGAR database at the SEC's internet site at http://www.sec.gov. A copy may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

     Statements contained in this Statement of Additional Information and the Prospectus concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement. Each such statement is qualified in all respects by such reference.

FINANCIAL STATEMENTS

     The Annual Report of the Fund dated October 31, 2004 has been filed with the SEC pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder and is hereby incorporated herein by reference. A copy of the Annual Report which also contains performance information of the Fund will be provided without charge to each person receiving this Statement of Additional Information.


APPENDIX 1 - DESCRIPTION OF RATINGS

     The Fund's investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody's, Standard & Poor's, Fitch's, Duff & Phelps or, if unrated, determined by the Investment Adviser to be of comparable quality). The percentage of the Fund's assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities:
         Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by the Investment Adviser.
         Below Investment Grade, High Yield Securities ("Junk Bonds") are those rated lower than Baa by Moody's or BBB by Standard & Poor's and comparable securities. They are deemed to be predominately speculative with respect to the issuer's ability to repay principal and interest.
         Moody's Investors Service - Corporate Bond Ratings
         Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
         Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.
         A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.
         Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
         Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
         B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
     Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
     Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
         C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
         Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.
         Corporate Short-Term Debt Ratings
         Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.
         Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:
         PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.
         PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
         PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.
     NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.
         Short-Term Municipal Bond Ratings
         There are four rating categories for short-term municipal bonds that define an investment grade situation, which are listed below. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue's specific structural or credit features.
         MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.
         MIG 2/VMIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.
     MIG 3/VMIG 3: This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.
     MIG 4/VMIG 4: This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.
     SG: This designation denotes speculative quality. Debt instruments in this category lack margins of protection.
         Corporate Bond Ratings
         Standard & Poor's Ratings Services - Investment Grade
     AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.
         AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.
         A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
         BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
          Speculative Grade
         Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest.
While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.
         BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
         B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.
         CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
     CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.
         C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.
     CI: The rating CI is reserved for income bonds on which no interest is being paid.
         D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
         Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
         Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.
         r: The "r" is attached to highlight derivative, hybrid, and certain other obligations that Standard & Poor's believes may experience high volatility or high variability in expected returns due to non- credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.
         The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.
         N.R.: Not rated.
         Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.
         Fitch Ratings ("Fitch") - Investment Grade
         AAA, AA and A - Bonds rated AAA are considered to be investment grade and of the highest quality. The obligor has an extraordinary ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of high quality. The obligor's ability to pay interest and repay principal, while very strong, is somewhat less than for AAA rated securities or more subject to possible change over the term of the issue. Bonds rated A are considered to be investment grade and of good quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
Commercial Paper Rating Definitions
     A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:
          A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
     A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
         A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.
     B: Issues rated B are regarded as having only speculative capacity for timely payment.
     C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.
         D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period.
         Fitch - Commercial Paper ratings reflect current appraisal of the degree of assurance of timely payment. F-1+ issues are regarded as having the strongest degree of assurance for timely payment. An F-1 rating reflects an assurance of timely payment only slightly less in degree than an F-1+ rating. The symbol LOC may follow either category and indicates that a letter of credit issued by a commercial bank is attached to the commercial paper.
         A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to Standard & Poor's or Fitch by the issuer or obtained from other sources it considers reliable. Standard & Poor's or Fitch does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.
         Duff & Phelps Credit Rating Co.
                 Long-Term Debt and Preferred Stock Ratings
           Rating Scale
           These ratings represent a summary opinion of the issuer's long-term fundamental quality. Rating determination is based on qualitative and quantitative factors which may vary according to the basic economic and financial characteristics of each industry and each issuer. Important considerations are vulnerability to economic cycles as well as risks related to such factors as competition, government action, regulation, technological obsolescence, demand shifts, cost structure, and management depth and expertise. The projected viability of the obligor at the trough of the cycle is a critical determination.
         Each rating also takes into account the legal form of the security (e.g., first mortgage bonds, subordinated debt, preferred stock, etc.). The extent of rating dispersion among the various classes of securities is determined by several factors including relative weightings of the different security classes in the capital structure, the overall credit strength of the issuer, and the nature of covenant protection. From time to time, Duff & Phelps Credit Rating Co. places issuers or security classes on Rating Watch. The
Rating Watch status results from a need to notify investors and the issuer that there are conditions present leading us to re-evaluate the current rating(s).
         A listing on Rating Watch, however, does not mean a rating change is inevitable. The Rating Watch status can either be resolved quickly or over a longer period of time, depending on the reasons surrounding the placement on Rating Watch. The "up" designation means a rating may be upgraded; the "down" designation means a rating may be downgraded, and the "uncertain" designation means a rating may be raised or lowered.
          Ratings of `BBB-' and higher fall within the definition of investment grade securities, as defined by bank and insurance supervisory authorities. Structured finance issues, including real estate, asset-backed and mortgage-backed financings, use this same rating scale. Duff & Phelps Credit Rating claims paying ability ratings of insurance companies use the same scale with minor modification in the definitions (see page vii). Thus, an investor can compare the credit quality of investment alternatives across industries and structural types. A "Cash Flow Rating" (as noted for specific ratings) addresses the likelihood that aggregate principal and interest will equal or exceed the rated amount under appropriate stress conditions.
         Rating Definition
         AAA
         Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.
         AA+
         AA
         AA-
         High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.
         A+
         A
         A-
         Protection factors are average but adequate. However, risk factors are more variable in periods of greater economic stress.
         BBB+
         BBB
         BBB-
         Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.
         BB+
         BB
         BB-
         Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions. Overall quality may move up or down frequently within this category.
         B+
         B
         B-
         Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.
         CCC
         Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.
         DD
         Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.
         DP
         Preferred stock with dividend arrearages.
         Credit ratings are based on information obtained from sources believed to be accurate and reliable and are not a recommendation to buy, sell or hold a financial obligation. We do not perform an audit in connection with any information received and may rely on unaudited information. Credit ratings may be subject to revision, suspension or withdrawal at any time as necessary due to changes in or unavailability of information or other circumstances.

Appendix 2 - Listing of Service Providers

The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:



Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Legal Counsel

Sullivan & Cromwell LLP

Service Providers

Federated Services Company

Edgewood Services, Inc.

ReedSmith LLP

Security Pricing Services

FT Interactive

Reuters, Inc.

Ratings Agencies

IDC




PROSPECTUS
January XX, 2006

BBH TAX-EFFICIENT EQUITY FUND
CLASS N SHARES

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CONTENTS

Investment Objective
Principal Investment Strategies
Principal Risk Factors
Fund Performance
Fees and Expenses of the Fund
Investment Adviser
Shareholder Information
Financial Highlights
Additional Information


INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide investors with long-term growth of capital on an after-tax basis.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances at least 80% of the net assets of the Fund are invested in publicly traded equity securities. Investments generally consist of equities issued by domestic firms, although equities of foreign-based companies may also be purchased if they are registered under the Securities Act of 1933.

The Investment Adviser focuses on identifying companies within the Russell 1000 Index whose common stock appears undervalued based on a fundamental research process that assesses price to value discrepancies on a 12-36 month time horizon. Since these price to value discrepancies are based on the Adviser's assessment of each company's economic profit and expected changes in economic profit relative to the company's current valuation, the Investment Adviser is able to take advantage of investment opportunities that range from growing companies with high returns on capital to companies trading at deep discounts to their intrinsic value based on discounted cash flow.

Stocks are purchased for the Fund only when the Investment Adviser believes that the "margin of safety" in the price to value discrepancy is sufficiently large to offset the risks associated with owning the issue. Sector and industry allocation and style exposure are a residual of the stock selection process. The Fund typically holds a well-diversified portfolio of 50-65 issues so that no one company or industry will dominate results.

In evaluating stocks for purchase the Investment Adviser uses a 3-pronged approach that includes industry analysis, company analysis, and valuation analysis. The Investment Adviser's industry analysis focuses on a structural analysis of the industry to determine whether industry participants should be able to earn attractive returns. In addition, the industry analysis concentrates on the stage of the industry development to determine whether the industry is in a growth, mature, or declining phase. In company analysis the Investment Adviser seeks to determine whether the company has or can achieve a sustainable competitive advantage through one of the three generic strategies: low cost producer, differentiation, or niche. Companies that exhibit both attractive industry growth and a sustainable competitive advantage that yields high returns on capital are evaluated using the Investment Adviser's growth strategies. Companies that lack these attributes are evaluated under the Investment Adviser's value strategies which estimate the intrinsic value of the company.


The Investment Adviser applies investment strategies that should enable taxable investors to retain a larger portion of their pre-tax investment returns on an after-tax basis. These strategies include:

o Focusing stock selection on each security's long-term investment potential, which typically results in a multi-year holding periods for an investment.

o Selective realization of losses within the Fund that can be used to offset realized gains.

o Holding stocks whenever practicable for one year so as to qualify for long term capital gains.

In response to adverse market, economic, political and other conditions, the Investment Adviser may make temporary investments in liquid short-term increments that are not consistent with the Fund's investment objective and principal investment strategies. Such investments may prevent the Fund from achieving its investment objective.

Because the Fund refers to equity investments in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in equity securities under normal circumstances.

PRINCIPAL RISK FACTORS

The principal risks of investing in the Fund and the circumstances reasonably likely to adversely affect an investment are described below. The share price of the Fund changes daily based on market conditions and other factors. A shareholder may lose money by investing in the Fund.


Market Risk:

This is the risk that the price of a security will fall due to changing economic, political or market conditions, or due to a company's individual situation.

Tax Management Risk:

This is the risk that managing the Fund for after-tax returns may hurt the Fund's performance on a pre-tax basis. Because the Investment Adviser considers tax consequences in making investment decisions for the Fund, the Fund's pre-tax performance may be lower than that of a similar fund that is not tax-managed.

Mid-Cap Risk:

The value of individual securities or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Foreign Investment Risk:

Investing in equity securities of foreign-based companies involves risks not typically associated with investing in equity securities of companies organized and operated in the United States. These risks include changes in political, social or economic conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments.

INVESTMENTS IN THE FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, BROWN BROTHERS HARRIMAN OR ANY OTHER BANK, AND THE SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER FEDERAL, STATE OR OTHER GOVERNMENTAL AGENCY. ALTHOUGH U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES MAY BE CHARTERED OR SPONSORED BY ACTS OF CONGRESS, THEIR SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE UNITED STATES TREASURY.
FUND PERFORMANCE (To be filed by Amendment)
The Fund is a successor to a mutual fund of the same name, which was a series of BBH Fund, Inc. (the "Predecessor Fund").The Predecessor Fund was managed by Brown Brothers Harriman, the Fund's Investment Adviser. Prior to the Fund's commencement of operations date of January xx, 2006, the Fund had no investment operations. Accordingly, the performance information and financial information provided in this prospectus for the periods prior to that date is historical information of the Predecessor Fund.

The following bar chart and table give an indication of the risks involved with an investment in the Fund. The bar chart shows changes in the performance of the Fund's Class N shares from year to year. The table shows how the average annual returns of the Fund's Class N shares for the periods indicated compare to the Russell 1000 Index and the Standard's & Poor's 500 Index (S&P 500), each a broad-based market index.

When you consider this information, please remember that the Fund's performance (before and after taxes) in past years is not necessarily an indication of how the Fund will do in the future.

Total Return for Class N Shares (% Per Calendar Year)

1999        25.11%
2000        (13.00)%
2001        (17.76)%
2002        (23.96)%
2003        20.34%
2004        7.22%

Highest and Lowest Return for Class N Shares (Quarterly 1998-2004)

RETURN      QUARTER ENDING
Highest     18.06%      12/31/1999
Lowest      (18.74)%    09/30/2001

Average Annual Total Returns for Class N Shares (Through December 31, 2004)

                                                                  START OF
                                                                  PERFORMANCE
                                                                  (SINCE
                                         1 YEAR      5 YEARS     11/02/1998)
CLASS N SHARES
Return Before Taxes                       7.22%       (6.80)%     0.03%
Return After Taxes on
   Distributions*                         7.12%       (6.86)%     (0.02)%
Return After Taxes on Distributions
   and Sale of Fund Shares                4.81%       (5.66)%     0.01%
Russell 1000 Index (reflects no deduction of fees,
   expenses or taxes)                    11.40%       (1.76)%     3.69%

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.




FEES AND EXPENSES OF THE FUND

The tables below describe the fees and expenses that an investor may pay if that investor buys and holds shares of the Fund.

Shareholder Fees
(Fees paid directly from an investor's account)

                                                                 CLASS N
Maximum Sales Charge (Load)
  Imposed on Purchases                                            None
Maximum Deferred Sales Charge (Load)                              None
Maximum Sales Charge (Load)
  Imposed on Reinvested Dividends                                 None
Redemption Fee (as a percentage of total
  redemption proceeds)(1)                                         2.00%
Exchange Fee                                                      None

Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets as a percentage of average net assets)

                                                                  CLASS N
Management Fee                                                    0.65%
Administration Fee                                                0.15%
Shareholder Servicing Fee                                         0.25%
Other Expenses                                                    N/A
                                                                  ---
Total Annual Fund Operating Expenses                              N/A%

(1) The redemption fee applies to any shares redeemed within 30 days after purchase. See the section entitled "Redemption Fee" for more information on when and how this fee is applied.


EXAMPLE
This example is intended to help an investor compare the cost of investing in the Fund's Class N shares to the cost of investing in other mutual funds. The example assumes that an investor invests $10,000 in the Fund for the time periods indicated and then sells all of his shares at the end of those periods. The example also assumes that an investment has a 5% return each year and that the Fund's operating expenses remain the same as shown in the table above. Although actual costs on an investor's investment may be higher or lower, based on these assumptions the investor's costs would be:

                        1 YEAR            3 YEARS      5 YEARS       10 YEARS
Class N Shares          $XXX              $XXX         $XXX          $XXX

INVESTMENT ADVISER

The Investment Adviser to the Fund is Brown Brothers Harriman, Private Bankers, a New York limited partnership established in 1818. Brown Brothers Harriman has established a separately identifiable department (SID) to provide investment advice to mutual funds. The SID is registered with the SEC under the Investment Advisers Act of 1940. The Investment Adviser is located at 140 Broadway, New York, NY 10005.

The Investment Adviser provides investment advice and portfolio management services to the Fund. Subject to the general supervision of the Board of Trustees of the BBH Trust (the "Trust"), Brown Brothers Harriman makes the day-to-day investment decisions for the Fund, places the purchase and sale orders for the portfolio transactions of the Fund, and generally manages the investments. The Investment Adviser provides a broad range of investment management services for customers in the United States and abroad. At December 31, 2005, it managed total assets of approximately $XX billion.

A team, composed of investment managers with extensive equity research and stock selection experience at Brown Brothers Harriman, are jointly and primarily responsible for the day-to-day management of the Fund.

The Fund's SAI provides additional information about the Portfolio Managers' compensation, management of other accounts, and ownership of shares of the Fund.

The Investment Adviser receives a fee, computed daily and payable monthly, equal to 0.65% of the average daily net assets of the Fund. This fee compensates the Investment Adviser for its services and its expenses (such as salaries of its personnel).

SHAREHOLDER INFORMATION

Net Asset Value

The Trust normally determines the Fund's net asset value (NAV) per share once daily at 4:00 p.m., Eastern time on each day the New York Stock Exchange
(NYSE) is open for regular trading. The determination of the Fund's NAV per share is made by subtracting from the value of the total assets of the Fund the amount of its liabilities and dividing the difference by the number of shares of the Fund outstanding at the time the determination is made.

The NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem Fund shares.


SECURITIES VALUATION POLICIES

The Fund has a valuation policy which requires each security to be valued as of the close of the NYSE at 4:00 p.m., Eastern time, each business day when determining the Fund's NAV. The valuation policy further requires that if a security price is not deemed reliable, then that security price should be overridden and a fair valuation price be determined and used.

The Fund generally values equity securities according to the last sale price reported by the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

Exchange traded options are valued at their most recent sale price on the exchange, or if no such sales are reported, at the average bid price, or if it is not possible to determine the average bid price, at the most recent bid quotation, in the case of purchased options, or at the most recent asked quotation, in the case of written options. Over-the-counter options are valued at (i) the most recent bid quotation supplied by a leading dealer, in the case of a purchased option, and (ii) at the most recent asked quotation supplied by a leading dealer, in the case of a written option.

Futures are valued at the most recent settlement price on the relevant exchange.

Where a market quotation for a portfolio security is not readily available, and no independent pricing service furnishes a price, the value of the security used in computing NAV is its fair value as determined in good faith under procedures approved by the Fund's Board.

The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Fund's Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

If (i) one or more markets in the Fund's securities or other assets trade have closed or are disrupted as a result of unusual or extraordinary events or (ii) some other market or economic event causes one or more securities or other assets held by the Fund to experience a significant change in value after the normal close of the market on which the security trades, and (iii) the Fund Administrator has determined in good faith that the potential impact of such events on the net asset value of the Fund exceeds 1/2 of 1%, the security will be fair valued.

There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, or based on market quotations.


Description Of Share Classes

The Fund offers Class N shares through this prospectus. Class N shares may be purchased at NAV without a sales charge. Class N shares do not convert to any other class of shares of the Fund.

Purchase Of Shares

The Trust offers shares of the Fund on a continuous basis at their NAV without a sales charge. The Trust reserves the right to determine the purchase orders for Fund shares that it will accept. Investors may purchase shares on any day the NAV is calculated. The Trust executes purchases of Fund shares at the NAV per share next determined after the Trust receives the order, including acceptable payment for such order. Shares are entitled to dividends declared, if any, starting as of the first business day following the day the Trust executes the purchase order on the books of the Trust.

An investor who has an account with an Eligible Institution or a Financial Intermediary may place purchase orders for Fund shares through that Eligible Institution or Financial Intermediary which holds such shares in its name on behalf of that customer pursuant to arrangements made between that customer and that Eligible Institution or Financial Intermediary. Each Eligible Institution or Financial Intermediary arranges payment for Fund shares on behalf of its customers. A transaction fee may be charged by an Eligible Institution or Financial Intermediary on the purchase of Fund shares.

An investor who does not have an account with an Eligible Institution or Financial Intermediary must place purchase orders for Fund shares with the Trust through Citigroup Global Transaction Services, the Fund's Transfer Agent. Such investor's order will be priced at the NAV next calculated after the Fund receives payment and that payment has been converted into Federal Funds. Such an investor has such shares held directly in the investor's name on the books of the Trust and is responsible for arranging for the payment of the purchase price of Fund shares.

Investment Minimums*

Minimum initial and subsequent purchase amounts vary depending on the class of shares you buy.

                              CLASS N
Initial purchases             $  100,000
Subsequent purchases          $   25,000

The minimum investment for Financial Intermediaries or Eligible Institutions maintaining an omnibus account with the Fund is $25 million ($25,000,000).

* Brown Brothers Harriman, the Fund's Shareholder Servicing Agent, may change these investment minimums from time to time. Each Eligible Institution and each Financial Intermediary may establish and amend, from time to time, a minimum initial and a minimum subsequent purchase requirements for its customers which currently is as low as $1,000.


Redemption of Shares

The Trust executes redemption requests at the next NAV calculated after the Trust receives the redemption request. Shares continue to earn dividends declared, if any, through the business day that the Trust executes the redemption request on the books of the Trust.

Shareholders must redeem shares held by an Eligible Institution or a Financial Intermediary on behalf of such shareholder pursuant to arrangements made between that shareholder and that Eligible Institution or Financial Intermediary. The Trust pays proceeds of a redemption to that shareholder's account at that Eligible Institution or Financial Intermediary on a date established by the Eligible Institution or Financial Intermediary. An Eligible Institution or a Financial Intermediary may charge a transaction fee on the redemption of Fund shares.

Shareholders may redeem shares held directly in the name of a shareholder on the books of the Trust by submitting a redemption request to the Trust through the Transfer Agent. The Trust pays proceeds resulting from such redemption directly to the shareholder generally on the next business day after the redemption request is executed.

Redemptions by the Trust

The Shareholder Servicing Agent has established a minimum account size of $100,000 for Class N shares, which may be changed from time to time. If the value of a shareholder's holdings in the Fund falls below that amount because of a redemption of shares, the Trust reserves the right to redeem the shareholder's remaining shares. If such remaining shares are to be redeemed, the Trust will notify the shareholder and will allow the shareholder 60 days to make an additional investment to meet the minimum requirement before the redemption is processed. Each Eligible Institution and each Financial Intermediary may establish and change from time to time for their respective customers a minimum account size, each of which may be lower than that established by the Shareholder Servicing Agent.

Further Redemption Information

Redemptions of shares are taxable events on which a shareholder may realize a gain or a loss.

The Trust has reserved the right to pay redemption proceeds by a distribution in-kind of portfolio securities (rather than cash). In the event that the Trust makes an in-kind distribution, you could incur brokerage and transaction charges when converting the securities to cash. The Trust does not expect to make in-kind distributions, but if it does, the Trust will pay, during any 90-day period, your redemption proceeds in cash up to either $250,000 or 1% of the Trust's net assets, whichever is less.

The Trust may suspend a shareholder's right to receive payment with respect to any redemption or postpone the payment of the redemption proceeds for up to seven days and for such other periods as applicable law may permit.

Redemption Fee

Fund Shares that are redeemed within 30 days of purchase will be subject to a redemption fee of 2.00% of the total redemption proceeds. The redemption fee is payable to the Fund and is intended to reduce the impact on remaining investors in the Fund of the costs incurred by the Fund in meeting redemption requests from investors who are not long-term investors. For purposes of determining whether the redemption fee applies, shares held the longest will be redeemed first.

Dividends and Distributions

The Trust declares and pays to shareholders substantially all of the Fund's net income and any realized net short-term capital gains semi-annually as a dividend, and substantially all of the Fund's realized net long-term capital gains, if any, annually as a capital gains distribution. The Trust may make an additional dividend and/or capital gains distribution in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund. The Trust pays dividends and capital gains distributions to shareholders of record on the record date.

Unless a shareholder whose shares are held directly in the shareholder's name on the books of the Trust elects to have dividends and capital gains distributions paid in cash, the Trust automatically reinvests dividends and capital gains distributions in additional Fund shares without reference to the minimum subsequent purchase requirement. There are no sales charges for the reinvestment of dividends.


Each Eligible Institution and each Financial Intermediary may establish its own policy with respect to the reinvestment of dividends and capital gains distributions in additional Fund shares.

Taxes

Dividends are taxable to shareholders of the Fund as ordinary income, whether such dividends are paid in cash or reinvested in additional shares. Capital gains may be taxable at different rates depending on the length of time the Fund holds its assets. Capital gains distributions are taxable to shareholders as long-term capital gains, whether paid in cash or reinvested in additional shares and regardless of the length of time a particular shareholder has held Fund shares.

The treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Therefore, distributions to shareholders may be subject to additional state and local taxes. Shareholders are urged to consult their tax advisors regarding any state or local taxes.

FINANCIAL HIGHLIGHTS
      The Fund's fiscal year end is October 31. As this is the Fund's first fiscal year, financial information is not yet available.

ADDITIONAL INFORMATION

To reduce expenses, we mail only one copy of the Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1-800-625-5759 or if your shares are held through a financial institution please contact them directly. We will begin sending you individual copies thirty days after receiving your request.

Frequent Trading Policy

Frequent or short-term trading into and out of the Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt the Fund's investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), dilute the interests of other shareholders, increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund's NAV in advance of the time as of which NAV is calculated.

The Fund's Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Fund's Shares. As described above, the Fund imposes a fee on redemptions or exchanges of Fund Shares within 30 days of the date of purchase. The Fund also monitors trading in Fund Shares in an effort to identify disruptive trading activity.

In addition, each agreement among the Fund, its distributor, Eligible Institution and Financial Intermediary will contain representations concerning the Eligible Institution's and Financial Intermediary's policies and procedures to monitor and deter market timing.

No matter how the Fund defines its limits on frequent trading of Fund Shares, other purchases and sales of Fund Shares, not deemed to be frequent trading, may have adverse effects on the management of the Fund's portfolio and its performance.

The Fund's objective is that its redemption fees and restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which shares are held. However, the Fund anticipates that limitations on its ability to identify trading activity to specific shareholders, including where shares are held through an Eligible Institution or a Financial Intermediary in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

The Fund's management or the Adviser may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders and may preclude the shareholder from making further purchases or exchanges of Fund Shares.


Portfolio Holdings Information

Information concerning the Fund's portfolio holdings is available on the BBH website at www.bbhfunds.com. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website approximately 15 days after the end of the month and remains posted until replaced by the information for the succeeding month.

You may also access from the "Online Literature/Holdings Report" section of the website portfolio information as of the end of each of the Fund's fiscal quarters. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.




MORE INFORMATION ON THE FUND IS AVAILABLE FREE UPON REQUEST, INCLUDING THE
FOLLOWING:

ANNUAL/SEMI-ANNUAL REPORT
Describes the Fund's performance, lists portfolio holdings and contains a letter from the Fund's Investment Adviser discussing recent market conditions, economic trends and Fund strategies that significantly affected the Fund's performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
Provides more details about the Fund and its policies and information on the Fund's non-principal investment strategies. A current SAI is on file with the SEC and is incorporated by reference (is legally considered part of this prospectus).

TO OBTAIN INFORMATION OR MAKE SHAREHOLDER INQUIRIES:

By telephone:                                         Call 1-800-625-5759

By mail write to the Fund's Shareholder Servicing Agent:
                                                      Brown Brothers Harriman
                                                      140 Broadway
                                                      New York, New York 10005

By E-mail send your request to:                       bbhfunds@bbh.com

On the Internet:
Text-only versions of Fund documents, including a recent statement of Fund holdings, can be viewed online or downloaded from:
                                                      Brown Brothers Harriman
                                                      http://www.bbhfunds.com
                                                      SEC
                                                      http://www.sec.gov

You can also review or obtain copies by visiting the SEC's Public Reference Room in Washington, DC or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operations of the Public Reference Room may be obtained by calling 1-202-942-8090. Additionally, this information is available on the EDGAR database at the SEC's internet site at http://www.sec.gov. A copy may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

SEC file number: 811-06139

                     STATEMENT OF ADDITIONAL INFORMATION

                        BBH TAX-EFFICIENT EQUITY FUND
                                Class N Shares

                 40 Water Street, Boston, Massachusetts 02109

                               January xx, 2006

BBH Tax-Efficient Equity Fund (the "Tax-Efficient Equity Fund" or the "Fund") is a separate series of BBH Trust. (the "Trust"), a management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund currently offers Class N shares. The Trust is a Delaware statutory trust organized on October 28, 2005. The Fund is designed to enable investors to be invested in a portfolio of equity securities of companies that are well established and financially sound. The Fund's investment objective is to provide investors with tax-efficient long-term capital growth while also generating current income. There can be no assurance that the investment objective of the Fund will be achieved.

The Fund is a successor to a mutual fund of the same name, which was a series of BBH Fund, Inc., (the Predecessor Fund") The Fund has the same investment objective and policies as its predecessor.

      Brown Brothers Harriman ("Brown Brothers Harriman") is the investment adviser (the "Investment Adviser") to the Fund. This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus for the Fund dated January xx, 2006, as supplemented from time to time, a copy of which may be obtained from the Trust at the address noted above.


Table of Contents

Page

Investments   3
        Investment Objective and Policies 3
        Investment Restrictions 7
Management 9
        Board of Trustees 14
        Code of Ethics 16
        Voting Proxies on Fund Portfolio Securities 16
        Portfolio Holdings Information 20
        Investment Adviser 20
        Administrators 23
        Distributor 24
        Shareholder Servicing Agent 24
        Financial Intermediaries 25
        Eligible Institutions 25
        Expense Payment Agreement 26
        Custodian, Transfer and Dividend Disbursing Agent 26
        Independent Registered Public Accounting Firm 26
Net Asset Value 27
Computation of Performance 27
Purchases and Redemptions 29
Federal Taxes 29
Description of Shares 31
Portfolio Brokerage Transactions 33
Additional Information 36
Financial Statements 36
Appendix - Listing of Service Providers  37


INVESTMENTS

INVESTMENT OBJECTIVE AND POLICIES

      The following supplements the information contained in the Prospectus concerning the investment objective, policies and techniques of the Fund. In response to adverse market, economic, political and other conditions, the Investment Adviser may make temporary investments for the Fund that are not consistent with its investment objective and principal investment strategies. Such investments may prevent the Fund from achieving its investment objective.

      Although the Investment Adviser expects to invest the assets of the Fund primarily in common stocks, it may also purchase other securities with equity characteristics, including securities convertible into common stock, trust or limited partnership interests, rights, warrants and American Depositary Receipts.

Equity Investments

      Equity investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company's capital structure. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to convert. The provisions of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holder's claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holder's claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

Hedging Strategies

      Options on Stock. For the sole purpose of reducing risk, put and call options on stocks may be purchased for the Fund, although the current intention is not to do so in such a manner that more than 5% of the Fund's net assets would be at risk. A call option on a stock gives the purchaser of the option the right to buy the underlying stock at a fixed price at any time during the option period. Similarly, a put option gives the purchaser of the option the right to sell the underlying stock at a fixed price at any time during the option period. To liquidate a put or call option position, a "closing sale transaction" may be made for the Fund at any time prior to the expiration of the option which involves selling the option previously purchased.

      Options on Stock Indexes. Subject to applicable laws and regulations and solely as a hedge against changes in the market value of portfolio securities or securities intended to be purchased, put and call options on stock indexes may be purchased for the Fund. A stock index fluctuates with changes in the market values of the stocks included in the index. Examples of stock indexes are the Standard & Poor's 500 Stock Index (Chicago Board of Options Exchange) and the New York Stock Exchange Composite Index (New York Stock Exchange).

      Options on stock indexes are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a fixed price (strike price), an option on a stock index gives the holder the right to receive a cash exercise settlement amount equal to (a) the amount, if any, by which the strike price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed index multiplier. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the strike price of the option times a specified multiple.

      The effectiveness of purchasing stock index options as a hedging technique depends upon the extent to which price movements in the portion of the securities portfolio of the Fund being hedged correlate with price movements of the stock index selected. The value of an index option depends upon future movements in the level of the overall stock market measured by the underlying index before the expiration of the option. Accordingly, the successful use of options on stock indexes for the Fund is subject to the Investment Adviser's ability both to select an appropriate index and to predict future price movements over the short term in the overall stock market. Brokerage costs are incurred in the purchase of stock index options and the incorrect choice of an index or an incorrect assessment of future price movements may result in poorer overall performance than if a stock index option had not been purchased.

      The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. It is possible, however, that illiquidity in the options markets may make it difficult from time to time for the Trust to close out its written option positions. Also, the securities exchanges have established limitations on the number of options which may be written by an investor or group of investors acting in concert. It is not contemplated that these position limits will have any adverse impact on the Fund's portfolio strategies.

      Futures Contracts on Stock Indexes. Subject to applicable laws and regulations and solely as a hedge against changes in the market value of portfolio securities or securities intended to be purchased, futures contracts on stock indexes ("Futures Contracts") may be entered into for the Fund.

      In order to assure that the Fund is not deemed a "commodity pool" for purposes of the Commodity Exchange Act, regulations of the Commodity Futures Trading Commission ("CFTC") require that the Fund enter into transactions in futures contracts and options on futures contracts only (i) for bona fide hedging purposes (as defined in CFTC regulations), or (ii) for non-hedging purposes, provided that the aggregate initial margin and premiums on such non-hedging positions does not exceed 5% of the liquidation value of the Fund's assets.

      Futures Contracts provide for the making and acceptance of a cash settlement based upon changes in the value of an index of stocks and are used to hedge against anticipated future changes in overall stock market prices which otherwise might either adversely affect the value of securities held for the Fund or adversely affect the prices of securities which are intended to be purchased at a later date. A Futures Contract may also be entered into to close out or offset an existing futures position.

      In general, each transaction in Futures Contracts involves the establishment of a position which is expected to move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures positions taken would rise in value by an amount which approximately offsets the decline in value of the portion of the Fund's investments that is being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of Futures Contracts may not be achieved or a loss may be realized. There is also the risk of a potential lack of liquidity in the secondary market.

      The effectiveness of entering into Futures Contracts as a hedging technique depends upon the extent of which price movements in the portion of the securities portfolio being hedged correlate with price movements of the stock index selected. The value of a Futures Contract depends upon future movements in the level of the overall stock market measured by the underlying index before the closing out of the Futures Contract. Accordingly, the successful use of Futures Contracts is subject to the Investment Adviser's ability both to select an appropriate index and to predict future price movements over the short term in the overall stock market. The incorrect choice of an index or an incorrect assessment of the future price movements over the short term in the overall stock market may result in a poorer overall performance than if a Futures Contract had not been purchased. Brokerage costs are incurred in entering into and maintaining Futures Contracts.

      When the Fund enters into a Futures Contract, it may be initially required to deposit, in a segregated account in the name of the broker performing in the transaction, an "initial margin" of cash, U.S. Government securities or other high grade liquid obligations equal to approximately 3% of the contract amount. Initial margin requirements are established by the exchanges on which Futures Contracts trade and may, from time to time, change. In addition, brokers may establish margin deposit requirements in excess of those required by the exchanges. Initial margin in futures transactions is different from margin in securities transactions in that initial margin does not involve the borrowing of funds by a broker's client but is, rather, a good faith deposit on the Futures Contract which will be returned upon the proper termination of the Futures Contract. The margin deposits made are marked to market daily and the Fund may be required to make subsequent deposits of cash or eligible securities called "variation margin", with its futures contract clearing broker, which are reflective of price fluctuations in the Futures Contract.

      Currently, Futures Contracts can be purchased on stock indexes such as the Standard & Poor's 500 Stock Index (Chicago Board of Options Exchange) and the New York Stock Exchange Composite Index (New York Stock Exchange).

      Exchanges may limit the amount by which the price of a Futures Contract may move on any day. If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased.

Short-Term Instruments

      The assets of the Fund may be invested in U.S. dollar denominated short-term instruments, including repurchase agreements, obligations of the U.S. Government, its agencies or instrumentalities, commercial paper and bank obligations (such as certificates of deposit, fixed time deposits, and bankers' acceptances). Cash is held for the Fund in demand deposit accounts with the Fund's custodian bank.

U.S. GOVERNMENT SECURITIES

     These securities are issued or guaranteed by the U.S. government, its agencies or instrumentalities and may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, it may not be possible to assert a claim against the United States itself in the event the agency or instrumentality issuing or guaranteeing the security for ultimate repayment does not meet its commitments. Securities that are not backed by the full faith and credit of the United States include, but are not limited to, securities of the Tennessee Valley Authority, the Federal National Mortgage Association, the Federal Farm Credit System, the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation. Securities that are backed by the full faith and credit of the United States include Treasury bills, Treasury notes, Treasury bonds and pass through obligations of the Government National Mortgage Association, the Farmers Home Administration and the Export-Import Bank. There is no percentage limitation with respect to investments in U.S. government securities.



Restricted Securities

      Securities that have legal or contractual restrictions on their resale may be acquired for the Fund. The price paid for these securities, or received upon resale, may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities reflects any limitation on their liquidity.

When-Issued and Delayed Delivery Securities

      Securities may be purchased for the Fund on a when-issued or delayed delivery basis. For example, delivery and payment may take place a month or more after the date of the transaction. The purchase price and the interest rate payable on the securities, if any, are fixed on the transaction date. The securities so purchased are subject to market fluctuation and no income accrues to the Fund until delivery and payment take place. At the time the commitment to purchase securities on a when-issued or delayed delivery basis is made, the transaction is recorded and thereafter the value of such securities is reflected each day in determining the Fund's net asset value
(NAV). At the time of its acquisition, a when-issued or delayed delivery security may be valued at less than the purchase price. Commitments for such when-issued or delayed delivery securities are made only when there is an intention of actually acquiring the securities. On delivery dates for such transactions, such obligations are met from maturities or sales of securities and/or from cash flow. If the right to acquire a when-issued or delayed delivery security is disposed of prior to its acquisition, the Fund could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. When-issued or delayed delivery commitments for the Fund may not be entered into if such commitments exceed in the aggregate 15% of the market value of its total assets, less liabilities other than the obligations created by when-issued or delayed delivery commitments.

Loans of Portfolio Securities

      Loans up to 30% of the total value of the securities of the Fund are permitted. Securities of the Fund may be loaned if such loans are secured continuously by cash or equivalent collateral or by an irrevocable letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned plus accrued income. While such securities are on loan, the borrower pays the Fund any income accruing thereon, and cash collateral may be invested for the Fund, thereby earning additional income. All or any portion of interest earned on invested collateral may be paid to the borrower. Loans are subject to termination by the Trust in the normal settlement time, currently three business days after notice, or by the borrower on one day's notice. Borrowed securities are returned when the loan is terminated. Any appreciation or depreciation in the market price of the borrowed securities which occurs during the term of the loan inures to the Fund and its shareholders. Reasonable finders and custodial fees may be paid in connection with a loan. In addition, all facts and circumstances, including the creditworthiness of the borrowing financial institution, are considered before a loan is made and no loan is made in excess of one year. There is the risk that a borrowed security may not be returned to the Fund. Securities of the Fund are not loaned to Brown Brothers Harriman or to any affiliate of the Trust or Brown Brothers Harriman.

INVESTMENT RESTRICTIONS

      The Fund is operated under the following investment restrictions which are deemed fundamental policies and may be changed only with the approval of the holders of a "majority of the Fund's outstanding voting securities" (as defined in the 1940 Act).

      Except that the Trust may invest all of the Fund's assets in an open-end investment company with substantially the same investment objective, policies and restrictions as the Fund, the Trust, with respect to the Fund, may not:

      (1) borrow money or mortgage or hypothecate its assets, except that in an amount not to exceed 1/3 of the current value of its net assets, it may borrow money as a temporary measure for extraordinary or emergency purposes, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money will be borrowed only from banks and only either to accommodate requests for the redemption of Fund shares while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete a portfolio security transaction or other similar situations);

      (2) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures or the purchase, ownership, holding, sale or writing of options;

      (3) underwrite securities issued by other persons except insofar as it may technically be deemed an underwriter under the Securities Act of 1933, as amended, in selling a portfolio security;

      (4) make loans to other persons except (a) through the lending of its portfolio securities and provided that any such loans not exceed 30% of its net assets (taken at market value), (b) through the use of repurchase agreements or the purchase of short-term obligations and provided that not more than 10% of its net assets is invested in repurchase agreements maturing in more than seven days, or (c) by purchasing, subject to the limitation in paragraph (5) below, a portion of an issue of debt securities of types commonly distributed privately to financial institutions, for which purposes the purchase of short-term commercial paper or a portion of an issue of debt securities which is part of an issue to the public shall not be considered the making of a loan;

      (5) knowingly invest in securities which are subject to legal or contractual restrictions on resale (other than repurchase agreements maturing in not more than seven days) if, as a result thereof, more than 10% of its net assets (taken at market value) would be so invested (including repurchase agreements maturing in more than seven days);

      (6) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities is reserved);

      (7) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of its net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time (it is the present intention of management to make such sales only for the purpose of deferring realization of gain or loss for federal income tax purposes; such sales would not be made of securities subject to outstanding options);

      (8) concentrate its investments in any particular industry, but if it is deemed appropriate for the achievement of its investment objective, up to 25% of its assets, at market value at the time of each investment, may be invested in any one industry, except that positions in futures or option contracts shall not be subject to this restriction;

      (9) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction;

      (10) invest more than 5% of its total assets in the securities or obligations of any one issuer (other than obligations issued by the U.S. Government, its agencies or instrumentalities); provided, however, that up to 25% of its total assets may be invested without regard to this restriction; or

      (11) purchase more than 10% of the outstanding voting securities of any one issuer.

      The Fund is classified as diversified for purposes of the 1940 Act, which means that at least 75% of its total assets is represented by cash; securities issued by the U.S. Government, its agencies or instrumentalities; and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the Fund's total assets. The Fund does not purchase more than 10% of the outstanding voting securities of any issuer.

      Non-Fundamental Restrictions. The Fund may not as a matter of operating policy (except that the Trust may invest all of the Fund's assets in an open-end investment company with substantially the same investment objective, policies and restrictions as the Fund): (i) purchase securities of any investment company if such purchase at the time thereof would cause more than 10% of its total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers or would cause more than 3% of the outstanding voting securities of any such issuer to be held for it;
(ii) invest more than 10% of its net assets (taken at the greater of cost or market value) in restricted securities; or (iii) invest less than 80% of the value of the Fund's assets (defined as net assets plus any borrowings for investment purposes) in equity securities. These policies are not fundamental and may be changed without shareholder approval in response to changes in the various state and federal requirements.

      Percentage and Rating Restrictions. If a percentage or rating restriction on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the portfolio securities or a later change in the rating of a portfolio security is not considered a violation of policy.

MANAGEMENT

      Information pertaining to the Trustees and executive officers of the Trust is set forth below. All of the Trustees are not "interested persons" of the Trust as defined by the 1940 Act.

------------------------------------------------------------------------------------------
Name, Birth Date   Position(s)   Term of   Principal              Number of   Other
and Address        Held with     Office#   Occupation(s) During   Funds in    Director-ships
                   Trust         and       Past 5 Years           Fund        Held by
                                 Length                           Complex     Trustee
                                 of Time                          Overseen
                                 Served                           by Trustee^
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Joseph V. Shields  Chairman of   Since     Managing Director,     10          None
Jr. Birth Date:    the Board     2005      Chairman and Chief
March 17, 1938     and Trustee             Executive Officer of
Shields & Company                          Shields & Company
140 Broadway                               (registered
New York, NY 10005                         broker-dealer and
                                           member of New York
                                           Stock Exchange);
                                           Chairman of Capital
                                           Management
                                           Associates, Inc.
                                           (registered
                                           investment adviser);
                                           Vice Chairman and
                                           Trustee of New York
                                           Racing Association;
                                           Director of Flowers
                                           Industries, Inc.
                                           (diversified food
                                           company).

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Eugene P. Beard    Trustee       Since     Chairman and CEO of    10          Director
Birth Date: March                2005      Wesport Asset Fund,                of Old
17, 1935                                   Inc.                               Westbury
The Interpublic                                                               Funds
Group of
Companies, Inc.
372 Danbury, Road
2nd Floor,
Wilton, CT
06897-2530
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Richard L.         Trustee       Since     Retired; Director of   10          None
Carpenter                        2005      Investments,
Birth Date: March                          Pennsylvania Public
17, 1933                                   School Employees'
10820 North La                             Retirement System
Quinta Drive,                              (until December 1997).
Tucson, AZ 85737
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
David P. Feldman   Trustee       Since     Retired; Chairman and  10          Director
Birth Date:                      2005      CEO of AT&T                        of Dreyfus
November 16, 1939                          Investment Management              Mutual
3 Tall Oaks Drive                          Corporation (until                 Funds (59
Warren, NJ 07059                           May 1997); Director                Funds)
                                           of Jeffrey Co. (1992
                                           to present); Director
                                           of QMED (1999 -
                                           present).

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Alan G. Lowy       Trustee       Since     Private Investor.      10          None
Birth Date: April                2005
17, 1939
4111 Clear Valley
Drive
Encino, CA 91436
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Arthur D.          Trustee       Since     Retired; Executive     10          None
Miltenberger                     2005      Vice President and
Birth Date:                                Chief Financial
November 8, 1938                           Officer of Richard K.
503 Darlington                             Mellon and Sons
Road                                       (until June 1998);
Ligonier, PA 15658                         Vice President and
                                           Treasurer of Richard
                                           King Mellon
                                           Foundation (until
                                           June 1998); Trustee,
                                           R.K. Mellon Family
                                           Trusts (1981 - June
                                           2003); General
                                           Partner, Mellon
                                           Family Investment
                                           Company IV, V and VI;
                                           and Director of
                                           Aerostructures
                                           Corporation (aircraft
                                           manufacturer) (1996 -
                                           July 2003).

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Officers
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
John A. Nielsen    President     Since     President of the       N/A         Director
                                 2005      Trust, and the BBH                 of BBH
Birth Date:                                U.S. Money Market                  Trust
July 15, 1943                              Portfolio; He joined               Company
140 Broadway New                           Brown Brothers
York, NY 10005                             Harriman & Co. ("BBH
                                           & Co.") in 1968 and
                                           has been a Partner of
                                           the firm since 1987.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Nancy D. Osborn    Principal     Since     Principal Financial    N/A         N/A
Birth Date: May    Financial     2005      Officer Assistant
4, 1966            Officer                 Secretary and
140 Broadway       Assistant               Treasurer to the
New York, NY 10005 Secretary               Trust, and the BBH
                   and                     U.S. Money Market
                   Treasurer,              Portfolio; Assistant
                                           Vice President of BBH
                                           & Co. since March
                                           2003; Associate, BBH
                                           & Co. (April 1996 -
                                           March 2003).
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Michael F. Hogan   Chief         Since     Chief Compliance      N/A         N/A
                   Compliance    2005      Officer to the BBH
Birth Date:        Officer                 Trust and the BBH
January 25, 1963                           U.S. Money Market
                                           Portfolio; Senior
50 Milk Street                             Vice President of
Boston, MA 02109                           BBH & Co. since
                                           September 1994;
                                           Joined BBH & Co. in
                                           1985.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Gail C. Jones      Secretary     Since     Secretary of the       N/A         N/A
Birth Date:                      2005      Trust, and the BBH
October 26, 1953                           U.S. Money Market
1001 Liberty                               Portfolio; Counsel,
Avenue                                     ReedSmith, LLP (since
Pittsburgh, PA                             October 2002);
15222-3779                                 Corporate Counsel
                                           (January 1997 to
                                           September 2002) and
                                           Vice President
                                           January 1999 to
                                           September 2002 of
                                           Federated Services
                                           Company.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Judith J. Mackin   Vice          Since     Vice President of the  N/A         N/A
Birth Date:        President     2005      Trust, and the BBH
May 30, 1960                               U.S. Money Market
1001 Liberty                               Portfolio; Vice
Avenue,                                    President of
Pittsburgh, PA                             Federated Services
15222-3779                                 Company (since
                                           November 1997).
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Victor R. Siclari  Assistant     Since     Assistant Secretary    N/A         N/A
Birth Date:        Secretary     2005      of the Trust, and the
November 17, 1961                          BBH U.S. Money Market
1001 Liberty                               Portfolio; Partner,
Avenue                                     ReedSmith, LLP (since
Pittsburgh, PA                             October 2002); Vice
15222-3779                                 President (March 1996
                                           - September 2002) and
                                           Senior Corporate
                                           Counsel of Federated
                                           Investors, Inc. (July
                                           1998 - September
                                           2002).
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
John C. Smith      Assistant     Since     Assistant Treasurer    N/A         N/A
Birth Date:        Treasurer     2005      of the Trust, and the
August 2, 1965                             BBH U.S. Money Market
50 Milk Street                             Portfolio; Assistant
Boston, MA 02109                           Vice President (since
                                           September 2001),
--
                                           Associate (September
                                           2000-August 2001);
                                           and Senior Analyst of
                                           BBH & Co. (June 1999
                                           - August 2000).
------------------------------------------------------------------------------------------

# Each Trustee of the Trust holds office until he or she attains the age of 70 (72, in the case of Trustees who were elected as such before January 1, 2000), or until he or she sooner dies, resigns or is removed from office in accordance with the provisions of the Trust's Declaration of Trust.
   All officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust's By-laws).

^ The Fund Complex consists of the Trust and the BBH U.S. Money Market Portfolio. The Trust, which has nine series (including the Fund), are each counted as one "fund" for purposes of this table.


BOARD OF TRUSTEES
      The Trust's Trustees, in addition to supervising the actions of the Trust's Investment Adviser, the Administrator and the Distributor, as set forth below, decide upon matters of general policy with respect to the Trust. The Board meets at least quarterly to review the investment performance of the Fund and other operational matters, including policies and procedures designed to promote compliance with various regulatory requirements. At least annually, the Trustees of the Trust review the fees paid to the Investment Adviser for investment advisory services, and evaluate, among other things, the quality of such services and comparative fee information with respect to similar investment companies. The Trustees are assisted in this process by independent legal counsel.

      The Trustees (except Mr. Shields) serve on an Audit Committee that selects the independent public accounts for the Fund and review accounting policies and controls.
      Messrs. Shields, Feldman and Carpenter serve on a Valuation Committee for the Fund that meets on an as-needed basis (and in any event not less frequently than monthly) to determine the "fair value" of any security for which market quotations are not readily available.

Trustee Equity Ownership as of 12/31/05

---------------------------------------------------------------------------
Name of Trustee           Dollar Range of Equity   Aggregate Dollar Range
                          Securities in Fund       of Equity Securities
                                                   in All Registered
                                                   Investment Companies
                                                   Overseen by Trustee in
                                                   Family of Investment
                                                   Companies
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Eugene P. Beard           N/A                      N/A
---------------------------------------------------------------------------
---------------------------------------------------------------------------
David P. Feldman          N/A                      N/A
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Alan G. Lowy              N/A                      N/A
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Arthur D. Miltenberger    N/A                      N/A
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Richard L. Carpenter      N/A                      N/A
---------------------------------------------------------------------------

COMPENSATION

      Each Trustee of the Trust receives a base annual fee of $40,000 and such base annual fee is allocated among all series of the Trust and the BBH U.S. Money Market Portfolio, (in each case, based upon their respective net assets). The Chairman of the Board (Mr. Shields) and the Chairman of the Audit Committee (Mr. Miltenberger) receive an additional compensation of $10,000 and $5,000 per year, respectively. In addition, each Trustee receives an additional fee of $2,000 for attending each special Board meeting (meetings of the Board other than the regularly scheduled quarterly Board meetings).
Trustee Compensation for the Calendar Year Ended 12/31/05*

-------------------------------------------------------------------------------
Name of Person,   Aggregate      Pension or      Estimated      Total
Position          Compensation   Retirement      Annual         Compensation
                  from Fund      Benefits        Benefits upon  from Fund
                                 Accrued as      Retirement     Complex^ paid
                                 Part of Fund                   to Trustee
                                 Expenses
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Joseph V.         $580           None             None           $50,000
Shields, Jr.,
Director
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Eugene P. Beard,  $510           None             None           $40,000
Director
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Richard L.        $510           None             None           $40,000
Carpenter,
Director
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
David P.          $510           None             None           $40,000
Feldman, Director
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Alan G. Lowy,     $510           None             None           $40,000
Director
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Arthur D.         $545           None             None           $45,000
Miltenberger,
Director
-------------------------------------------------------------------------------
* Compensation shown was for services rendered on behalf of the Predecessor
Fund.

^ Because the Fund is a new portfolio of the Trust, Trustee compensation has not yet been earned and will be reported following the Fund's next fiscal year.

Because of the services rendered to the Trust by the Investment Adviser and the Administrators, the Trust requires no employees other than its Officers, and the Officers receive no compensation from the Trust or the Fund.

CODE OF ETHICS

The Trust, the Investment Adviser and the Distributor (each as described below) have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act. Each code of ethics permits affected personnel to invest in securities, including securities that may be purchased or held by the Fund. However, the codes of ethics contain provisions reasonably designed to identify and address potential conflicts of interest between personal investment activities and the interests of the Fund. Of course, there can be no assurance that the codes of ethics will be effective in identifying and addressing all conflicts of interest relating to personal securities transactions. The code of ethics of the Trust, the Investment Adviser and the Distributor are on file with the SEC.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

     The Board has delegated to the Investment Adviser authority to vote proxies on the securities held in the Fund's portfolios. The Board has also approved the Investment Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Polices

     The Investment Adviser generally will cast in favor of proposals that maintain or strengthen the shared interests of shareholders and management; increase shareholder value; maintain or increase shareholder influence over the issuer's board of directors and management; and maintain or increase the rights of shareholders.

     The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors. However, whether the Investment Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

The Investment Adviser will generally vote for proposals to:

o Declassify the board of directors and require annual election of directors
o Require auditor independence where availability of independent candidates is reasonable
o     Ensure shareholders' right to confidential voting
o     Require shareholder vote on any future poison pill
o     Removal of super-majority vote requirements
o     Change to a simple majority vote for shareholders
o     Restrict charitable contributions
o Prevent a company from soliciting/influencing employees' political contributions
o Convert traditional stock option plans to performance-indexed/benchmarked/indexed-based stock option plans
o     Review link between stock option compensation and performance
o     Issue reverse stock splits
o     Repurchase shares when deemed appropriate by management
o     Declare dividends when deemed appropriate by management
o     Appoint external independent auditors
o     Deliver annual reports
o Adjust executive performance-based incentive compensation to exclude non-recurring or non-operating income from the calculation
o Expense stock options on income statement/exceed the requirements of SFAS 123/provide more detailed reporting of stock option accounting.

The Investment Adviser will generally vote against proposals to do the following when the company is in compliance with existing regulation:

o     Classify/stagger the election of directors
o Require adoption of a workplace/vendor code of conduct based on international conventions or require additional reporting
o     Environmental reporting, restrictions or requirements
o     Disclose strategic development planning
o Socially-responsible criteria/social performance/human capital development/employee satisfaction criteria in executive compensation
o     Modify existing Equal Employment Opportunity policy language
o     Specifically restrain international lending practices
o     Require social/environmental/community "sustainability" reports
o Restrict, label, prohibit, require shareholder approval of genetically modified foods or products/activities containing specific chemicals/environmental agents
o     Require specific pension plan offerings for employees
o Restrict or require reporting on political contributions/political lobbying/employees who serve in a governmental capacity
o     Require cumulative voting
o     Impose pharmaceutical price caps/ceilings
o     Initiate or renew poison pills (shareholder rights plans)
o     Reprice stock options
o     Require geographic rotation of annual meetings
o Dictate company activities or require additional reporting regarding military activities/weaponization of space
o     Require a company to pay/increase a dividend or dictate use of cash flow
o Require reporting on anti-predatory lending practices or linking anti-predatory lending practices to executive compensation
o     Form a separate board committee to review sub-prime lending
o Nominate a "wage roll employee" or any other specific category of person to the board
o     Require reporting of cell-phone related accidents
o Require additional tobacco warnings/smoke-free restaurants and facilities
o     Restrict investment in tobacco, alcohol, gambling or other stocks
o     Require additional reporting or rules concerning animal rights
o     Conversion from closed-end fund to open-end fund
o     Prohibit privatization/require reports on prohibiting privatization
o     Establish a shareholder matching gift plan
o     Link executive compensation to workforce/employee hiring trends
o     Require a fixed date for annual meetings
o     Require additional special reporting about advertising practices
o Issue new shares (stock split) when the proposed new total number of shares is greater than 2 1/2 times the currently outstanding number of shares (10% for international companies, unless use of funds is specified).

The Investment Adviser will review the following types of proposals on a case-by-case basis:

o     Executive severance and compensation arrangements
o     Requirements to hire a proxy voting firm
o     Women/minorities on the board of directors
o     Multiple candidates for the board of directors
o     Composition of the board of directors
o     Independent nominating committee of the board of directors
o     Non-discrimination on the basis of sexual preference
o     Suspension or cancellation of restricted stock program
o     Cap on non-audit fees for auditor
o     Term limits
o     Board committee to review conflicts of interest
o     State of incorporation
o     Separation of role of Chairperson and CEO
o     Require independent chairperson
o     All take over bids

The Investment Adviser will abstain from voting on an increase of Rule 12b-1 fees for open-end mutual funds.

Proxy Voting Procedures

     The Investment Adviser has formed a Proxy Review Committee (PRC) to exercise all voting discretion in accordance with the proxy voting policies. The PRC is chaired by a senior investment management portfolio manager who oversees proxy review procedures and opinions. All members of the PRC are investment management employees who are Series 7 and 66 registered, except that there shall be at least one member who is an officer of Brown Brothers Harriman Trust Company. An investment management partner also oversees the activities of the PRC and is consulted on complex proxy issues and general PRC guidelines. In addition, the PRC will consult with a buy-side equity analyst of the Investment Adviser who follows a particular company on certain significant proposals concerning that company, such as mergers. Casting of votes will be performed and recorded by the Investment Adviser's Investment Management Services Proxy Processing Group (IMS) as directed by the PRC. All voting decisions by the PRC will be documented together with the committee's reasoning as to how they arrived at their vote.

Conflicts of Interest

     The Investment Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Investment Adviser. This may occur when a significant business relationship exists between the Investment Adviser (or its affiliates) and a company involved with a proxy vote. The PRC Chairperson will identify and document known potential or existing conflicts. Once identified, the Chairperson will document the reasons why such voting action should be taken. Additionally, if a member of the PRC becomes conflicted with a proxy voting matter, either directly or indirectly, or through association with that PRC member's business line, he or she must inform the Chairperson of the PRC of their conflicted status and document how and why that individual reached a conflicted status. This record will then be maintained by the IMS as part of the voting record. The conflicted PRC member will then become restricted to voting in the conflicted proxy matter and the Chairperson in charge of the PRC will assign another unrestricted individual to vote on that proxy matter. If the conflict covers all members of the PRC then the Chairperson of the PRC will document the PRC's decision on how to vote the conflicted proxies. In the event of a conflict of interest that is deemed to be irreconcilable by the Chairperson of the PRC, the Chairperson will review the conflict with either the Chairman of the Fund's Board of Trustees or the Chairman of the Audit Committee. The voting record on conflicted proxies will be reviewed by the Investment Adviser's Compliance Department for completeness of the documentation.

Proxy Voting Report

     A report on "Form N-PX" of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available through BBH's website. Go to www.bbhfunds.com; select "Online Literature/Holdings Report" to access the link to Form N-PX.


Portfolio Holdings Information
      Information concerning the Fund's portfolio holdings is available on the BBH website at www.bbhfunds.com. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website approximately 15 days after the end of the month and remains posted until replaced by the information for the succeeding month.

      You may also access from the "Online Literature/Holdings Report" section of the website portfolio information as of the end of each of the Fund's fiscal quarters. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

      Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies.

      The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Fund and subsequent approval by the Fund's Board of Trustees. The furnishing of nonpublic portfolio holdings information to a third party will be approved only if it is deemed to be in the best interests of the Fund and its shareholders. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Adviser and its affiliates, the following procedures apply. No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information. Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished.


INVESTMENT ADVISER

      Under an Investment Advisory Agreement with the Trust, subject to the general supervision of the Trust's Trustees and in conformance with the stated policies of the Fund, Brown Brothers Harriman provides investment advice and portfolio management services to the Fund. In this regard, it is the responsibility of Brown Brothers Harriman to make the day-to-day investment decisions for the Fund, to place the purchase and sale orders for portfolio transactions of the Fund, and to manage, generally, the investments of the Fund.

     The Investment Advisory Agreement between Brown Brothers Harriman and the Trust is dated XXXXXXXXXXX and remains in effect for two years from such date and thereafter, but only as long as the agreement is specifically approved at least annually (i) by a vote of the holders of a "majority of the Fund's outstanding voting securities" (as defined in the 1940 Act) or by the Trust's Trustees, and (ii) by a vote of a majority of the Trustees of the Trust who are not parties to the Investment Advisory Agreement or "interested persons" (as defined in the 1940 Act) of the Trust ("Independent Trustees") cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement terminates automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Trustees of the Trust, or by a vote of the holders of a "majority of the Fund's outstanding voting securities" (as defined in the 1940 Act) on 60 days' written notice to Brown Brothers Harriman and by Brown Brothers Harriman on 90 days' written notice to the Trust. (See "Additional Information".)

      The investment advisory fee paid to the Investment Adviser is calculated daily and paid monthly at an annual rate equal to 0.65% of the average daily net assets of the Fund. For the fiscal years ended October 31, 2004, 2003 and 2002, the Fund incurred $313,533, $0, and $285,285, respectively, for advisory services. Compensation shown was for services rendered on behalf of the Predecessor Fund.

      The investment advisory services of Brown Brothers Harriman to the Fund are not exclusive under the terms of the Investment Advisory Agreement.
Brown Brothers Harriman is free to and does render investment advisory services to others, including other registered investment companies.

      Pursuant to a license agreement between the Trust and Brown Brothers Harriman dated XXXXXXXXXXXXXXXX, the Trust may use "BBH" in its name. The agreement may be terminated by Brown Brothers Harriman at any time upon written notice to the Trust upon the expiration or earlier termination of any investment advisory agreement between a Fund or any investment company in which a series of the Trust invests all of its assets and Brown Brothers Harriman Termination of the agreement would require the Trust to change its name and the name of the Fund to eliminate all references to BBH.


Approval of Investment Advisory Agreement

At a meeting held on December xx, 2005, the Board of Trustees (the "Board") of BBH Trust (the "Trust"), unanimously approved the Investment Advisory Agreement (the "IA Agreement") between the Trust and Brown Brothers Harriman & Co. ("BBH") for an initial two-year term. The following is a summary of the factors the Board took into consideration in making its determination to approve the renewal of the IA Agreement.

Nature, extent and quality of services provided by BBH

The Board noted that, under the IA Agreement in respect of each Fund, BBH, subject to the supervision of the Board, is responsible for providing a continuous investment program and, for each Fund other than the International Fund, makes purchases and sales of portfolio securities consistent with the Fund's investment objective and policies.

The Board considered the scope and quality of services provided by BBH under the IA Agreement and noted that the scope of services provided had expanded over time, primarily, as a result of regulatory developments. The Board noted that, for example, BBH is responsible for maintaining and monitoring its own and, to varying degrees, the Funds' compliance program, and these compliance programs have recently been refined and enhanced in light of new regulatory requirements. The Board considered the quality of the investment research capabilities of BBH and the other resources it has dedicated to performing services for the Funds. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to each of the Funds under the IA Agreement.

Costs of Services Provided and Profitability to BBH

At the request of the Board, BBH provided information concerning the profitability of BBH's investment company advisory and other fees and its statement of condition for the recent period and as of XXXXXXX, respectively. The Board also reviewed BBH's profitability data for each Fund, which also included the effect of revenue generated by the shareholder servicing, administration, custody and other fees paid by a Fund. The Board noted that most beneficial owners of the Funds' shares are holding these shares in the context of an overall investment management program for which BBH is the adviser and for which BBH charges an investment management fee. Since BBH excludes the assets in the Funds when calculating its advisory fees for its clients, the Board agreed that it is appropriate in an analysis of Fund profitability to reduce the advisory fees for the Funds by the advisory fees that otherwise would have been earned by BBH on the assets involved.

The Board discussed the difficulty of making comparisons of profitability from fund advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser's capital structure and cost of capital. In considering profitability information, the Board considered the effect of fall-out benefits on BBH's expenses, as well as the "revenue sharing" arrangements BBH has entered into with certain entities that distribute shares of the Funds. The Board focused on profitability of BBH's relationships with the Funds before taxes and distribution expenses. The Board concluded that it was satisfied that BBH's level of profitability from its relationship with each Fund was not excessive.

The Board also considered the advisory fees of each Fund in comparison to the fees of comparable funds. The Board recognized that the expense ratios for the Funds potentially reflected on BBH's provision of services, as BBH is directly the provider of substantial services and coordinates services provided to the Fund by others. The Board took note of situations in which BBH waived its management fee or reimbursed a Fund's expenses.

Fall-Out Benefits

The Board considered that BBH did not allocate the Funds' portfolio transactions for third party research, although it did benefit from proprietary research received from brokers that execute the Funds' purchases and sales of securities. The Board recognized that the aggregate amount of commissions generated by Fund transactions was unlikely to result in the Funds receiving from full service broker dealers substantial discounts on commission rates. The Board received and reviewed information concerning BBH's policies with respect to allocating portfolio brokerage.

The Board also considered that BBH receives shareholder servicing fees from certain funds, and is the Funds' administrator, custodian and securities lending agent. The Board noted that BBH retained no portion of the 12b-1 fees paid by a Fund that operated with a plan. The Board recognized that BBH's profitability would be somewhat lower if it did not receive proprietary research for commissions or, if it did not receive the other benefits described above.

The Board recognized that most Fund shareholders were also BBH clients, and that substantial assets are invested in the Funds as a result of an overall investment management program for the shareholder. The Board noted that the Funds also derive reputational and other benefits from their association with BBH and their use of the BBH name, which is licensed to the Funds by BBH. Thus, the Board did not believe that BBH revenues associated with its clients should be fairly regarded as "fallout" benefit from the Funds.

Economies of Scale

The Board noted that the Funds' advisory fee schedules do not contain breakpoints. As a result, if assets increase, the fee rates would not be reduced on the incremental assets. There may be other economies of scale because many expenses did not rise (and fall) proportionally to increases (and decreases) in total net assets. The Board noted that BBH had priced the advisory services in recognition of the fact that it was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of advisory service and total expenses for each Fund were fair and reasonable. Consequently, the advisory fees are in the range of institutional separate account fees, which is to say substantially below, even taking into account the BBH administration fees, typical mutual fund fees. In addition, the Board noted that BBH had supported and continued to support certain Funds through fee waivers and expense reimbursements. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. In light of the Fund's current size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints.

Investment Results

The Board considered the investment results of each of the Funds as compared to investment companies with its peers and with one or more selected securities indices. In addition to the information received by the Board for the meeting, the Board received detailed performance information for each Fund at each regular Board meeting during the year. At the meeting, the Board reviewed information showing performance of each Fund compared to the peers generally over the 1-, 3-, 5- and since inception periods and compared to one or more securities indices over comparable periods.

The following factors specific to the Fund also were noted and considered by the Board in deciding to approve the continuation of the IA Agreements:

(To come)



Advisory Fee Rate

The Board considered the advisory fee rate paid by each Fund to BBH. The Board recognized that it is difficult to make comparisons of these fees, and combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds.

BBH also manages accounts for institutional clients with investment objectives similar to those of certain Funds. The fee rates payable by the BBH's institutional clients are generally comparable although occasionally lower, than the rates paid by the Funds. BBH reviewed with the Board the significant differences in the scope of services that BBH provides to institutional clients and to the Funds through both the IA and Administration Agreements (the "Admin. Agreements"). For example, BBH provides, among other things, officers (including the Funds' Chief Compliance Officer and officers to provide required certifications) and administrative services, such as shareholder communications, and tax compliance, with the attendant costs and exposure to liability. BBH also coordinates the provision of services to the Funds by nonaffiliated service providers. These services normally are not provided to non investment company clients, and fees charged to the Funds reflect the costs and risks of the additional obligations. The Board also noted that since the Funds are constantly issuing and redeeming their shares, they are more difficult to manage than an institutional account, where the assets are relatively stable. Accordingly, the Board did not place significant weight on these fee comparisons.

PORTFOLIO MANAGER INFORMATION (To be filed by Amendment)
The following information about the Fund's Portfolio Manager is provided as of the end of the Fund's most recently completed fiscal year.

                                   Total Number of
 Other Accounts Managed by                   Other
                                 Accounts Managed/
                                     Total Assets*
 Registered Investment
 Companies
 Other Pooled Investment
 Vehicles
 Other Accounts
* None of the Accounts has an advisory fee that is based on the performance of the account.
------------------------------------------------------------------------------
Dollar value range of shares owned in the Fund: none.

Compensation Structure (To come)


Conflicts of Interest
As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars").
The Advisor has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, the Advisor monitors a variety of areas, including compliance with account investment guidelines, the inclusion only of securities approved for purchase by the Advisor's Fixed Income Credit Committee, and compliance with the Advisor's Code of Ethics. Finally, the Advisor has structured the portfolio managers' compensation in a manner, and the Funds have adopted policies and procedures, reasonably designed to safeguard a Fund from being negatively affected as a result of any such potential conflicts.

ADMINISTRATORS
      Brown Brothers Harriman Trust Company, LLC (the "Administrator") acts as Administrator for the Trust. Brown Brothers Harriman Trust Company, LLC is a wholly-owned subsidiary of Brown Brothers Harriman.

      In its capacity as Administrator, Brown Brothers Harriman Trust Company, LLC administers all aspects of the Trust's operations subject to the supervision of the Trust's Trustees except as set forth below under "Distributor". In connection with its responsibilities as Administrator and at its own expense, Brown Brothers Harriman Trust Company, LLC (i) provides the Trust with the services of persons competent to perform such supervisory, administrative and clerical functions as are necessary in order to provide effective administration of the Trust, including the maintenance of certain books and records; (ii) oversees the performance of administrative and professional services to the Trust by others, including the Fund's Custodian, Transfer and Dividend Disbursing Agent; (iii) provides the Trust with adequate office space and communications and other facilities; and (iv) prepares and/or arranges for the preparation, but does not pay for, the periodic updating of the Trust's registration statement and the Funds' prospectuses, the printing of such documents for the purpose of filings with the SEC and state securities administrators, and the preparation of tax returns for the Funds and reports to the Funds' shareholders and the SEC.

      The Administration Agreement between the Trust and Brown Brothers Harriman Trust Company, LLC (dated XXXXXXXXXX) will remain in effect for two years from such date and thereafter, but only so long as such agreement is specifically approved at least annually in the same manner as the Investment Advisory Agreement (see "Investment Adviser"). The Independent Trustees most recently approved the Trust's Administration Agreement on December xx, 2005. The agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Trustees of the Trust, or by a vote of the holders of a "majority of the Trust's outstanding voting securities" (as defined in the 1940 Act).
(See "Additional Information"). The Administration Agreement is terminable by the Trustees of the Trust or shareholders of the Trust on 60 days' written notice to Brown Brothers Harriman Trust Company, LLC and by Brown Brothers Harriman Trust Company, LLC on 90 days' written notice to the Trust.

      The administrative fee payable to Brown Brothers Harriman Trust Company, LLC from the Fund is calculated daily and payable monthly at an annual rate equal to 0.125% of the Fund's average daily net assets. For the fiscal years ended October 31, 2004, 2003 and 2002 the Fund incurred, $72,354, $72,589 and $65,835, respectively, for administrative services. Compensation shown was for services rendered on behalf of the Predecessor Fund.

Pursuant to separate Sub-administrative Services Agreements between Brown Brothers Harriman Trust Company, LLC and each of Federated Services Company ("Federated") and Brown Brothers Harriman & Co. (each, a "Sub-administrator"), the Sub-administrators perform such sub-administrative duties for the Fund as are from time to time agreed upon by Brown Brothers Harriman Trust Company, LLC and each Sub-administrator. The offices of Federated are located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. The offices of Brown Brothers Harriman & Co. are located at 140 Broadway, New York, New York 10005. The Sub-administrators' duties may include, but are not necessarily limited to, providing equipment and clerical personnel necessary for maintaining the organization of the Fund, participating in the preparation of documents required for compliance by the Fund with applicable laws and regulations, preparing certain documents in connection with meetings of Trustees and shareholders of the Fund, and other functions that would otherwise be performed by Brown Brothers Harriman Trust Company, LLC as set forth above. For performing such sub-administrative services, each Sub-administrator receives such compensation from Brown Brothers Harriman Trust Company, LLC as is from time to time agreed to between Brown Brothers Harriman Trust Company, LLC and each Sub-administrator, which fees, in the aggregate, may not exceed the amount paid to Brown Brothers Harriman Trust Company, LLC by the Fund.

DISTRIBUTOR
      Effective XXXXXXXX, Southpoint Distribution Services, Inc. ("Southpoint ") serves as exclusive Distributor of the Fund's shares. Its offices are located at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. The Distributor's Agreement dated as of XXXXXXXXXXXXXXX between the Trust and Southpoint remains in effect for two years from the date of its execution and thereafter, but only so long as the continuance of the agreement is specifically approved at least annually in conformity with the requirements of the 1940 Act. The agreement terminates automatically in the event of its assignment, and may be terminated (i) with respect to the Funds, at any time, without penalty, by the Board of Trustees of the Trust or by a vote of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Funds on not more than ninety (90) days' written notice to Southpoint, and (ii) by Southpoint on ninety (90) days' written notice to the Trust.

SHAREHOLDER SERVICING AGENT
      A shareholder servicing agreement with Brown Brothers Harriman pursuant to which Brown Brothers Harriman, as shareholder servicing agent for the Trust with respect to the Fund's Class N shares, among other things: answers inquiries from shareholders of and prospective investors in Class N shares of the Fund regarding account status and history, the manner in which purchases and redemptions of Fund shares may be effected and certain other matters pertaining to the Fund; assists shareholders of and prospective investors in the Fund in designating and changing dividend options, account designations and addresses; and provides such other related services as the Trust or a shareholder of or prospective investor in Class N shares of the Fund may reasonably request. For these services, Brown Brothers Harriman receives from the Fund an annual fee, computed daily and payable monthly, equal to 0.25% of the Fund's average daily net assets represented by Class N shares owned during the period for which payment was being made by shareholders who did not hold their account with a eligible institution.

FINANCIAL INTERMEDIARIES
      From time to time, the Fund and/or its Shareholder Servicing Agent enter into contracts with banks, brokers and other financial intermediaries ("Financial Intermediaries") pursuant to which a customer of the Financial Intermediary may place purchase orders for Class N shares of the Fund through that Financial Intermediary, which holds such shares in its name on behalf of that customer. Pursuant to such contract, each Financial Intermediary as agent with respect to shareholders of and prospective investors in Class N shares of the Fund who are customers of that Financial Intermediary, among other things: provides necessary personnel and facilities to establish and maintain certain shareholder accounts and records enabling it to hold, as agent, its customer's shares in its name or its nominee name on the shareholder records of the Trust; assists in processing purchase and redemption transactions; arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem Class N shares of the Fund; provides periodic statements showing a customer's account balance and, to the extent practicable, integrates such information with information concerning other customer transactions otherwise effected with or through it; furnishes, either separately or on an integrated basis with other reports sent to a customer, monthly and annual statements and confirmations of all purchases and redemptions of Class N shares in a customer's account; transmits proxy statements, annual reports, updated prospectuses and other communications from the Trust to its customers; and receives, tabulates and transmits to the Trust proxies executed by its customers with respect to meetings of Class N shareholders of the Fund. A Financial Intermediary may designate other intermediaries to accept purchase and redemption orders for Class N shares. Customer orders are priced at the NAV for Class N shares next determined after such order has been accepted by such customer's Financial Intermediary or its authorized designee. The Fund will be deemed to have received a purchase or redemption order for Class N shares when the Financial Intermediary or its authorized designee accepts such order. For these services, the Financial Intermediary receives such fees from the Fund or the Shareholder Servicing Agent as may be agreed upon from time to time between the parties.

ELIGIBLE INSTITUTIONS
      The Trust enters into eligible institution agreements with banks, brokers and other financial institutions pursuant to which each financial institution, as agent for the Trust with respect to shareholders of and prospective investors in Class N shares of the Fund who are customers with that financial institution, among other things: provides necessary personnel and facilities to establish and maintain certain shareholder accounts and records enabling it to hold, as agent, its customer's shares in its name or its nominee name on the shareholder records of the Trust; assists in processing purchase and redemption transactions; arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem shares of the Fund; provides periodic statements showing a customer's account balance and, to the extent practicable, integrates such information with information concerning other customer transactions otherwise effected with or through it; furnishes, either separately or on an integrated basis with other reports sent to a customer, monthly and annual statements and confirmations of all purchases and redemptions of Class N shares in a customer's account; transmits proxy statements, annual reports, updated prospectuses and other communications from the Trust to its customers; and receives, tabulates and transmits to the Trust proxies executed by its customers with respect to meetings of shareholders of the Fund. For these services, each financial institution receives from the Fund an annual fee, computed daily and payable monthly, equal to 0.25% of the Fund's average daily net assets represented by Class N shares owned during the period for which payment was being made by customers for whom the financial institution was the holder or agent of record.

EXPENSE PAYMENT AGREEMENT

     Under an agreement dated XXXXXXXXXXXXXXX, Brown Brothers Harriman Trust Company, LLC pays the Fund's expenses (see "Annual Fund Operating Expenses" in the Prospectus), other than fees paid to Brown Brothers Harriman Trust Company, LLC under the Corporation's Administration Agreement and other than expenses relating to the organization of the Fund. In return, Brown Brothers Harriman Trust Company, LLC receives a fee from the Fund's Class N shares such that after such payment the aggregate expenses of the Fund do not exceed an agreed upon annual rate, currently 1.20% of the average daily net assets of Class N shares. Such fees are computed daily and paid monthly.

CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT
      Brown Brothers Harriman (the "Custodian"), 40 Water Street, Boston, Massachusetts 02109, is the Custodian for the Fund. As Custodian for the Fund, it is responsible for maintaining books and records of the Fund's portfolio transactions and holding the Fund's portfolio securities and cash pursuant to a custodian agreement with the Trust. Cash is held for the Fund in demand deposit accounts at the Custodian. Subject to the supervision of the Administrator of the Trust, the Custodian maintains the accounting records for the Fund and each day computes the NAV per share of the Fund.
      Citigroup Global Transaction Services, Two Portland Square, Portland, ME 04101 is the Transfer and Dividend Disbursing Agent for the Fund. The Transfer and Dividend Disbursing Agent is responsible for maintaining the books and records detailing ownership of the Fund's shares.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
      Deloitte & Touche LLP, Boston, Massachusetts is the independent registered accounting firm for the Fund.


NET ASSET VALUE

      The NAV of each class of shares of the Fund is normally determined each day the New York Stock Exchange is open for regular trading. (As of the date of this Statement of Additional Information, such Exchange is open every weekday except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.) This determination of NAV of each share of the Fund is normally made once during each such day as of the close of regular trading on such Exchange by subtracting from the value of the Fund's total assets the amount of its liabilities, and dividing the difference by the number of shares of the Fund outstanding at the time the determination is made. NAV per share is determined separately for each class of shares by dividing the value of the Fund's total assets attributable to the shares of the class (less all liabilities attributable to the class) by the total number of shares of the class outstanding.

      The value of the Fund's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is normally determined at the same time and on the same days as the NAV per share of the Fund is determined.
      The value of investments listed on a securities exchange is based on the last sale prices as of the close of regular trading of the New York Stock Exchange (which is currently 4:00 P.M., Eastern time) or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such Exchange.

      Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security.

      Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trust's Trustees. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired for the Fund was more than 60 days, unless this is determined not to represent fair value by the Trustees.

COMPUTATION OF PERFORMANCE

      The average annual total rate of return of the Fund is calculated for any period by (a) dividing (i) the sum of the aggregate NAV per share on the last day of the period of shares purchased with a $1,000 payment on the first day of the period and the aggregate NAV per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to shares purchased on the first day of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) $1,000, (b) raising the quotient to a power equal to 1 divided by the number of years in the period, and (c) subtracting 1 from the result.

      The total rate of return of the Fund for any specified period is calculated by (a) dividing (i) the sum of the aggregate NAV per share on the last day of the period of shares purchased with a $1,000 payment on the first day of the period and the aggregate NAV per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to shares purchased on the first day of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) $1,000, and (b) subtracting 1 from the result. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.


      The following table sets forth average annual total return information for Class N shares (see first paragraph of this section) for the period ended December 31, 2004 and the start of performance date of the Fund:

                        1 Year    5 year Start of
                                         Performance on
Class N Shares                           November 2, 1998
Total Return
  Before Taxes         7.22%    (6.80)%  0.03%
  After Taxes on
  Distributions        7.12%    (6.86)%  (0.02)%
  After Taxes on
  Distributions
  and Sale of Shares   4.81%    (5.66)%  0.01%
  Performance prior to February XX, 2006 is that of the Predecessor Fund. The Fund has the same investment objective and policies as its predecessor.
------------------------------------------------------------------------------

      Performance calculations should not be considered a representation of the average annual or total rate of return of the Fund in the future since the rates of return are not fixed. Actual total rates of return and average annual rates of return depend on changes in the market value of, and dividends and interest received from, the investments held by the Fund and the Fund's expenses during the period.

      Total and average annual rate of return information may be useful for reviewing the performance of the Fund and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which pay a fixed yield for a stated period of time, the Fund's total rate of return fluctuates, and this should be considered when reviewing performance or making comparisons.

      The Fund's performance may be used from time to time in shareholder reports or other communications to shareholders or prospective investors. Performance figures are based on historical earnings and are not intended to indicate future performance. Performance information may include the Fund's investment results and/or comparisons of its investment results to various unmanaged indexes (such as the Standard & Poor's 500 Index) and to investments for which reliable performance data is available. Performance information may also include comparisons to averages, performance rankings or other information prepared by recognized mutual fund statistical services.
To the extent that unmanaged indexes are so included, the same indexes are used on a consistent basis. The Fund's investment results as used in such communications are calculated on a total rate of return basis in the manner set forth below.

      Period and average annualized "total rates of return" may be provided in such communications. The "total rate of return" refers to the change in the value of an investment in The Fund over a stated period based on any change in NAV per share and including the value of any shares purchasable with any dividends or capital gains distributions during such period. Period total rates of return may be annualized. An annualized total rate of return is a compounded total rate of return which assumes that the period total rate of return is generated over a one year period, and that all dividends and capital gains distributions are reinvested. An annualized total rate of return is slightly higher than a period total rate of return if the period is shorter than one year, because of the assumed investment.

PURCHASES AND REDEMPTIONS

      Orders received by a Financial Intermediary or an Eligible Institution will be priced at the NAV next calculated after that Financial Intermediary or Eligible Institution, as an agent of the Fund, receives the request in good order from its clients.

      A confirmation of each purchase and redemption transaction is issued on execution of that transaction.

      The Trust reserves the rights to discontinue, alter or limit the automatic reinvestment privilege at any time, but will provide shareholders prior written notice of any such discontinuance, alteration or limitation.

      A shareholder's right to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed: (i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when regular trading on such Exchange is restricted as determined by the SEC by rule or regulation, (ii) during periods in which an emergency exists which causes disposal of, or evaluation of the NAV of, the Fund's portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.

      An investor should be aware that redemptions from the Fund may not be processed if a completed account application with a certified taxpayer identification number has not been received.

      In the event a shareholder redeems all shares held in the Fund, future purchases of shares of the Fund by such shareholder would be subject to the Fund's minimum initial purchase requirements.

      The value of shares redeemed may be more or less than the shareholder's cost depending on Fund performance during the period the shareholder owned such shares.

Lost Accounts. The transfer agent will consider your account lost if correspondence to your address of record is returned as undeliverable on more than two consecutive occasions, unless the transfer agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding checks (unpaid for six months or more) or checks that have been returned to the transfer agent will be reinvested at the then-current NAV and the checks will be cancelled. However, checks will not be reinvested into accounts with a zero balance.

FEDERAL TAXES

      Each year, the Trust intends to continue to qualify the Fund and elect that the Fund be treated as a separate "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under Subchapter M of the Code the Fund is not subject to federal income taxes on amounts distributed to shareholders. Accordingly, the Fund is not subject to federal income taxes on its net income and realized net long-term capital gains that are distributed to its shareholders. A 4% non-deductible excise tax is imposed on the Fund to the extent that certain distribution requirements for the Fund for each calendar year are not met. The Trust intends to meet such requirements.

      Qualification as a regulated investment company under the Code requires, among other things, that (a) at least 90% of the Fund's annual gross income, without offset for losses from the sale or other disposition of securities, be derived from interest, payments with respect to securities loans, dividends and gains from the sale or other disposition of securities or other income derived with respect to its business of investing in such securities; (b) less than 30% of the Fund's annual gross income be derived from gains (without offset for losses) from the sale or other disposition of securities held for less than three months; and (c) the holdings of the Fund be diversified so that, at the end of each quarter of its fiscal year, (i) at least 50% of the market value of the Fund's assets be represented by cash, U.S. Government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's assets be invested in the securities of any one issuer (other than U.S. Government securities). In addition, in order not to be subject to federal income tax, at least 90% of the Fund's net investment income and net short-term capital gains earned in each year must be distributed to the Fund's shareholders.

      Dividends paid from the Fund may be eligible for the dividends-received deduction allowed to corporate shareholders because all or a portion of the Fund's net income may consist of dividends paid by domestic corporations.

      Gains or losses on sales of securities for the Fund are treated as long-term capital gains or losses if the securities have been held by it for more than one year except in certain cases where a put has been acquired or a call has been written thereon for the Fund. Other gains or losses on the sale of securities are treated as short-term capital gains or losses. Gains and losses on the sale, lapse or other termination of options on securities are generally treated as gains and losses from the sale of securities. If an option written for the Fund lapses or is terminated through a closing transaction, such as a repurchase for the Fund of the option from its holder, the Fund may realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid in the closing transaction. If securities are sold for the Fund pursuant to the exercise of a call option written for it, the premium received is added to the sale price of the securities delivered in determining the amount of gain or loss on the sale. The requirement that less than 30% of the Fund's gross income be derived from gains from the sale of securities held for less than three months may limit the ability to write options and engage in transactions involving stock index futures.

      Certain options contracts held for the Fund at the end of each fiscal year are required to be "marked to market" for federal income tax purposes; that is, treated as having been sold at market value. Sixty percent of any gain or loss recognized on these deemed sales and on actual dispositions are treated as long-term capital gain or loss, and the remainder are treated as short-term capital gain or loss regardless of how long such options were held. The Fund may be required to defer the recognition of losses on stock or securities to the extent of any unrecognized gain on offsetting positions held for it.

      Return of Capital. If the NAV of shares is reduced below a shareholder's cost as a result of a dividend or capital gains distribution by the Fund, such dividend or capital gains distribution would be taxable even though it represents a return of invested capital.

      Redemption of Shares. Any gain or loss realized on the redemption of Fund shares by a shareholder who is not a dealer in securities would be treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss. However, any loss realized by a shareholder upon the redemption of Fund shares held one year or less is treated as a long-term capital loss to the extent of any long-term capital gains distributions received by the shareholder with respect to such shares. Additionally, any loss realized on a redemption or exchange of Fund shares is disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before such disposition, such as pursuant to reinvestment of a dividend or capital gains distribution in Fund shares.

      Other Taxes. The Fund may be subject to state or local taxes in jurisdictions in which it is deemed to be doing business. In addition, the treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Distributions to shareholders may be subject to additional state and local taxes. Shareholders should consult their own tax advisors with respect to any state or local taxes.

      Other Information. Annual notification as to the tax status of capital gains distributions, if any, is provided to shareholders shortly after October 31, the end of the Fund's fiscal year. Additional tax information is mailed to shareholders in January. Under U.S. Treasury regulations, the Trust and each Eligible Institution are required to withhold and remit to the U.S. Treasury a portion (31%) of dividends and capital gains distributions on the accounts of those shareholders who fail to provide a correct taxpayer identification number (Social Security Number for individuals) or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to such withholdings. Prospective investors should submit an IRS Form W-9 to avoid such withholding.

      This tax discussion is based on the tax laws and regulations in effect on the date of this Statement of Additional Information, however such laws and regulations are subject to change. Shareholders and prospective investors are urged to consult their tax advisors regarding specific questions relevant to their particular circumstances.

DESCRIPTION OF SHARES

      The Trust is an open-end management investment company organized as a Delaware statutory trust on October 28, 2005. Its offices are located at 40 Water Street, Boston, Massachusetts 02109; its telephone number is (800) 625-5759. The Declaration of Trust currently permit the Trust to issue 2,500,000,000 shares of common stock, par value $0.001 per share, of which 25,000,000 shares have been classified as shares of BBH Tax-Efficient Equity Fund Class N shares. The Board of Trustees has the power to designate one or more additional series of shares of common stock or class thereof, and to classify and reclassify any unissued shares with respect to such series and/or classes. Currently there are four such series in addition to the Fund, three of which also offer multiple classes of shares.

      Each share of the Fund represents an equal proportional interest in the Fund with each other share. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

      Shares of the Trust entitle their holders to one vote per full and fractional share. Separate votes are taken by a single series of the Trust on matters affecting only that series, and by a single class of a particular series on matters affecting only that class. Shareholders in the Trust do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of the Trust may elect all of the Trustees of the Trust if they choose to do so and in such event the other shareholders in the Trust would not be able to elect any Trustee. The Trust is not required and has no current intention to hold meetings of shareholders annually, but the Trust will hold special meetings of shareholders when in the judgment of the Trust's Trustees it is necessary or desirable to submit matters for a shareholder vote or as may be required by the 1940 Act or as my be permitted by the Declaration of Trust or By-laws. Shareholders have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have the right to remove one or more Trustees without a meeting by a declaration in writing by a specified number of shareholders. Shares have no preemptive or conversion rights. The rights of redemption are described in the Prospectus. Shares are fully paid and non-assessable by the Trust. The Trust's Declaration of Trust provide that the Trust may, upon the approval of its Board of Trustees, require the redemption of all or any part of any outstanding shares without shareholder consent upon the sending of written notice thereof to each affected shareholder. This might occur, for example, if the Fund does not reach or fails to maintain an economically viable size.

      Share certificates are not issued by the Trust.

      The By-laws of the Trust provide that the presence in person or by proxy of the holders of record of one third of the shares of the Fund outstanding and entitled to vote thereat shall constitute a quorum at all meeting of Fund shareholders, except as otherwise required by applicable law. The Bylaws further provide that all questions shall be decided by a majority of the votes cast at any such meeting at which a quorum is present, except as otherwise required by applicable law.

      The Trust's Declaration of Trust provide that, at any meeting of shareholders of the Fund, each Eligible Institution may vote any shares as to which that Eligible Institution is the agent of record and which are otherwise not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which that Eligible Institution is the agent of record. Any shares so voted by an Eligible Institution are deemed represented at the meeting for purposes of quorum requirements.

The Declaration of Trust further provides that obligations of the Trust are not binding upon the Trust's Trustees individually but only upon the property of the Trust and that the Trust's Trustees are not liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trust's Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

      The Trust has adopted a plan pursuant to Rule 18f-3 under the 1940 Act (the "Plan") to permit the Trust to establish a multiple class distribution system for the Fund. Under the Plan, each class of shares represents an interest in the same portfolio of investments of the Fund, and has the same rights and privileges as any other class of the Fund.

PORTFOLIO BROKERAGE TRANSACTIONS

      The portfolio of the Fund is managed actively in pursuit of its tax-efficient investment objective. Securities are not traded for short-term profits but, when circumstances warrant, securities are sold without regard to the length of time held. A 25% annual turnover rate would occur, for example, if one-quarter of the securities in the Fund's portfolio (excluding short-term obligations) were replaced once in a period of one year. For the fiscal years ended October 31, 2004, 2003 and 2002 the portfolio turnover rate was 57%, 44% and 32% respectively. The amount of brokerage commissions and taxes on realized capital gains to be borne by the shareholders of the Fund tend to increase as the turnover rate activity increases.

      In effecting securities transactions for the Fund, the Investment Adviser seeks to obtain the best price and execution of orders. In selecting a broker, the Investment Adviser considers a number of factors including: the broker's ability to execute orders without disturbing the market price; the broker's reliability for prompt, accurate confirmations and on-time delivery of securities; the broker's financial condition and responsibility; the research and other investment information provided by the broker; and the commissions charged. Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if the Investment Adviser determines in good faith that the amount of such commissions is reasonable in relation to the value of the brokerage services and research information provided by such broker.


      For the fiscal years ended October 31, 2004, 2003 and 2002, the aggregate commissions paid by the Fund were $84,760, $63,917 and $128,121 respectively. Compensation shown was for services rendered on behalf of the Predecessor Fund.

      Portfolio securities are not purchased from or sold to the Administrator, Distributor or Investment Adviser or any "affiliated person" (as defined in the 1940 Act) of the Administrator, Distributor or Investment Adviser when such entities are acting as principals, except to the extent permitted by law. The Trust uses Brown Brothers Harriman, an "affiliated person" of the Trust, as one of the Fund's principal brokers where, in the judgment of the Investment Adviser, such firm is able to obtain a price and execution at least as favorable as prices and executions provided by other qualified brokers. As one of the Fund's principal brokers and an affiliated person of the Fund, Brown Brothers Harriman receives brokerage commissions from the Fund.

      The use of Brown Brothers Harriman as a broker for the Fund is subject to the provisions of Rule 11a2-2(T) under the Securities Exchange Act of 1934 which permits the Trust to use Brown Brothers Harriman as a broker provided that certain conditions are met. In addition, under the 1940 Act, commissions paid by the Fund to Brown Brothers Harriman in connection with a purchase or sale of securities offered on a securities exchange may not exceed the usual and customary broker's commission.

      The Investment Adviser may direct a portion of the Fund's securities transactions to certain unaffiliated brokers which in turn use a portion of the commissions they receive from the Fund to pay other unaffiliated service providers for services provided to the Fund for which the Fund would otherwise be obligated to pay. Such commissions paid by the Fund are at the same rate paid to other brokers for effecting similar transactions in listed equity securities.

      Brown Brothers Harriman acts as one of the principal brokers of the Fund in the purchase and sale of portfolio securities when, in the judgment of the Investment Adviser, that firm is able to obtain a price and execution at least as favorable as other qualified brokers. As one of the principal brokers of the Fund, Brown Brothers Harriman receives brokerage commissions from the Fund. On those occasions when Brown Brothers Harriman deems the purchase or sale of a security to be in the best interests of the Fund as well as other customers, Brown Brothers Harriman, to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions, if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction are made by Brown Brothers Harriman in the manner it considers to be most equitable and consistent with its fiduciary obligations to its customers, including the Fund. In some instances, this procedure might adversely affect the Fund.

      A committee of non-interested Trustees from time to time reviews, among other things, information relating to the commissions charged by Brown Brothers Harriman to the Fund and to its other customers and information concerning the prevailing level of commissions charged by other qualified brokers. In addition, the procedures pursuant to which Brown Brothers Harriman effects brokerage transactions for the Fund are reviewed and approved no less often than annually by a majority of the non-interested Trustees.

      A portion of the transactions for the Fund are executed through qualified brokers other than Brown Brothers Harriman. In selecting such brokers, the Investment Adviser may consider the research and other investment information provided by such brokers. Research services provided by brokers to which Brown Brothers Harriman has allocated brokerage business in the past include economic statistics and forecasting services, industry and company analyses, portfolio strategy services, quantitative data, and consulting services from economists and political analysts. Research services furnished by brokers are used for the benefit of all the Investment Adviser's clients and not solely or necessarily for the benefit of the Fund. The Investment Adviser believes that the value of research services received is not determinable nor does such research significantly reduce its expenses. The Trust does not reduce the fee paid by the Fund to the Investment Adviser by any amount that might be attributable to the value of such services.

      A committee, comprised of officers and partners of Brown Brothers Harriman who are portfolio managers of some of Brown Brothers Harriman's managed accounts (the "Managed Accounts"), evaluates semi-annually the nature and quality of the brokerage and research services provided by brokers, and, based on this evaluation, establishes a list and projected ranking of preferred brokers for use in determining the relative amounts of commissions to be allocated to such brokers. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings.

      The Trustees of the Trust review regularly the reasonableness of commissions and other transaction costs incurred for the Fund in light of facts and circumstances deemed relevant from time to time and, in that connection, receive reports from the Investment Adviser and published data concerning transaction costs incurred by institutional investors generally.

      Over-the-counter purchases and sales are transacted directly with principal market makers, except in those circumstances in which, in the judgment of the Investment Adviser, better prices and execution of orders can otherwise be obtained. If the Trust effects a closing transaction with respect to a futures or option contract, such transaction normally would be executed by the same broker-dealer who executed the opening transaction. The writing of options by the Trust may be subject to limitations established by each of the exchanges governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers. The number of options which the Trust may write may be affected by options written by the Investment Adviser for other investment advisory clients. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

ADDITIONAL INFORMATION

      As used in this Statement of Additional Information and the Prospectus, the term "majority of the Fund's outstanding voting securities" (as defined in the 1940 Act) currently means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's outstanding voting securities are present in person or represented by proxy; or (ii) more than 50% of the Fund's outstanding voting securities, whichever is less.

      Fund shareholders receive semi-annual reports containing unaudited financial statements and annual reports containing financial statements audited by independent auditors.

      With respect to the securities offered by the Prospectus, this Statement of Additional Information and the Prospectus do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, DC or by calling 1-202-942-8090. Additionally, this information is available on the EDGAR database at the SEC's internet site at http://www.sec.gov. A copy may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

      Statements contained in this Statement of Additional Information and the Prospectus concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement. Each such statement is qualified in all respects by such reference.

FINANCIAL STATEMENTS

      The Annual Report of the Fund dated October 31, 2004 has been filed with the SEC pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder and is hereby incorporated herein by reference. A copy of the Annual Report which contains performance information will be provided, without charge, to each person receiving this Statement of Additional Information.


Appendix - Listing of Service Providers
The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Legal Counsel
Sullivan & Cromwell LLP
Service Providers
Federated Services Company
Edgewood Services, Inc.
ReedSmith LLP
Security Pricing Services
FT Interactive
Reuters, Inc.
Ratings Agencies
IDC



PROSPECTUS
JANUARY XX, 2006

BBH INFLATION-INDEXED SECURITIES FUND

CLASS A SHARES

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CONTENTS

Investment Objective
Principal Investment Strategies
Principal Risk Factors
Fund Performance
Fees and Expenses of the Fund
Investment Adviser
Shareholder Information
Financial Highlights
Additional Information


INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide investors with a high level of current income consistent with minimizing price fluctuations in net asset value (NAV) and maintaining liquidity.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances the Investment Adviser invests at least 80% of the Fund's net assets plus borrowings for investment purposes in securities that are structured to provide protection against inflation. Such securities are commonly referred to as Inflation-Indexed Securities or IIS. Unlike traditional notes and bonds, which pay a stated rate of interest in dollars and are redeemed at their par amounts, IIS have regular adjustments to their interest payments and redemption value to compensate for the loss of purchasing power from inflation. The Fund's income will be comprised primarily of coupon interest payments and inflation adjustments to IIS held. Both of the components will be accrued daily and paid monthly to shareholders. All securities purchased by the Investment Adviser must by rated at least Investment Grade (rated BBB or better) by Moody's Investors Service or Standard & Poor's Corporation (or, if unrated, determined by the Investment Adviser to be of comparable quality). The dollar-weighted average maturity of the Fund's holdings will range from 3-years to 15-years.

The Investment Adviser may invest the assets of the Fund in IIS issued by the U.S. Government and its agencies or instrumentalities, sovereign foreign governments and their agencies or instrumentalities, U.S. and foreign corporations, banks and brokers, asset backed securities and mortgage backed securities.

The Investment Adviser may invest the assets of the Fund in security types mentioned above which are not indexed to inflation, if at any time the Investment Adviser believes that there is an inadequate supply of appropriate IIS in which to invest or if the Investment Adviser believes that these issues will provide superior returns or liquidity. The Investment Adviser buys from among the available issues those securities that will provide the maximum relative value to the Fund. In response to adverse market, economic, political and other conditions, the Investment Adviser may also make temporary investments for the Fund that are not consistent with its investment objective and principal investment strategies. Such investments may prevent the Fund from achieving its investment objective.

The Investment Adviser may buy and sell securities denominated in currencies other than the U.S. dollar. Interest, dividends and sale proceeds on such securities are received in currencies other than the U.S. dollar. The Investment Adviser enters into foreign currency exchange transactions from time to time to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. Forward foreign exchange contracts may be entered into on behalf of the Fund in order to protect the dollar value of securities denominated in foreign currencies that are held or intended to be purchased.

Rather than investing directly in the securities in which the Fund invests, the Fund may use derivative investments to gain exposure to market movements related to such securities or to reduce exposure to other risks, such as interest rate or credit default. The Fund may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies. The Investment Adviser may decide not to employ any of these strategies and there is no assurance that any derivatives used by the Fund will succeed. Derivative investments include future, swap and option contracts.

Common features of future contracts include: (1) standardized contract features, (2) traded on organized exchanges, and (3) limited maturity, usually 3 months. As the price of the underlying security changes day to day, the value of the future contract also changes. Both buyer and seller recognize this daily gain or loss by transferring the relative gain or loss to the other party. This is called "the daily margin" requirement. The use of futures gives the Investment Adviser tremendous flexibility in managing the investment risk.

A swap is a contractual agreement in which two counterparties agree to exchange streams of payments over time. The three main types are interest rate swaps, total-rate-of-return swaps and credit default swaps. In an interest rate swap, the counterparties exchange interest payment streams of differing character on an underlying notional principal amount. No principal changes hands, and pricing of swaps are quoted in relation to LIBOR, the London Inter-Bank Offering Rate. Total-rate-of-return swaps are structured to replicate all or a portion of return characteristics of an index. The index is decided between the two parties, and, like interest rate swaps, is priced in relation to LIBOR. Total-rate-of-return swaps allow the Fund, at a relatively low cost, to either increase or decrease exposure to any asset class which can be defined by an index. Credit default swaps are agreements where the Fund pays a fixed periodic coupon for the specified life of the agreement. The other party makes no payments unless a credit event, relating to a predetermined security, occurs. If such an event occurs, the party will then make a payment to the Fund, and the swap will terminate. The size of the payment is usually linked to the decline in such security's market value following the occurrence of the credit event.

An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option.

Because the Fund refers to IIS securities in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in IIS securities under normal circumstances.

PRINCIPAL RISK FACTORS

The principal risks of investing in the Fund and the circumstances reasonably likely to adversely affect an investment are described below. The share price of the Fund changes daily based on market conditions and other factors. A shareholder may lose money by investing in the Fund.

Market Risk:

This is the risk that the price of a security will fall due to changing economic, political or market conditions, or due to a company's individual situation.


Interest Rate Risk:

As interest rates rise, bond prices fall. Generally, bonds with longer maturities are more sensitive to interest rate movements than those with shorter maturities.

"Real" interest rates (the market rate of interest less the rate of inflation) change over time either because of a change in what investors require for lending their money or an anticipated change in the rate of inflation. IIS prices will move up or down when real rates change, since these securities were sold originally based upon a "real" interest rate that is no longer prevailing. Should market expectations for real interest rates rise, the price of IIS and the share price of the Fund will fall.

The IIS Market:

Currently, domestic IIS are primarily issued by the U.S. Treasury, however, corporate issues may emerge in the future and it is not possible to predict with assurance how the market for IIS will mature. While the U.S. Treasury IIS have an active secondary market they are not as active or liquid as the secondary market for fixed-principal Treasury securities. As a result, there may be larger spreads between bid and asked prices for such IIS than the bid-asked spreads for fixed principal securities with the same remaining maturity. Larger bid-asked spreads ordinarily result in higher transaction costs and, thus, lower overall returns.

Indexing Methodology:

The principal and interest of U.S. Treasury IIS will be adjusted for inflation as measured by the Consumer Price Index. Principal and interest of foreign IIS will be adjusted for inflation as measured by the consumer price index of the relevant country. The Fund's performance could be affected if the index used does not accurately reflect the true rate of inflation.

Portfolio Turnover:

The Fund actively trades its portfolio securities in an attempt to enhance the total return of the Fund by taking advantage of market opportunities. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

Credit Risk:

Credit risk is the likelihood that an issuer will default on interest or principal payments. The Investment Adviser invests in bonds with a rating of Investment Grade or better, which reduces the Fund's exposure to credit risk.

Derivatives Risk:

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as interest rate risk, market risk and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. By investing in a derivative instrument, the Fund could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Foreign Investment Risk:

Investing in securities of foreign issuers involves risks not typically associated with investing in securities of domestic issuers. Changes in political or social conditions, diplomatic relations, or limitation on the removal of funds or assets may adversely affect the value of the investments of the Fund. Changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the Fund's operations. The economies of individual foreign nations differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Interest paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on foreign investments as compared to interest paid to the Fund by domestic issuers.

Because foreign securities generally are denominated and pay interest in foreign currencies, and the Fund holds various foreign currencies from time to time, the value of the net assets of the Fund as measured in U.S. dollars is affected favorably or unfavorably by changes in exchange rates. The Fund also incurs costs in connection with conversion between various currencies.

INVESTMENTS IN THE FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, BROWN BROTHERS HARRIMAN OR ANY OTHER BANK, AND THE SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER FEDERAL, STATE OR OTHER GOVERNMENTAL AGENCY. ALTHOUGH U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES MAY BE CHARTERED OR SPONSORED BY ACTS OF CONGRESS, THEIR SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE UNITED STATES TREASURY.


FUND PERFORMANCE (To be filed by Amendment)

The Fund is a successor to a mutual fund of the same name, which was a series of BBH Fund, Inc. (the "Predecessor Fund").The Predecessor Fund was managed by Brown Brothers Harriman, the Fund's Investment Adviser. Prior to the Fund's commencement of operations date of January xx, 2006, the Fund had no investment operations. Accordingly, the performance information and financial information provided in this prospectus for the periods prior to that date is historical information of the Predecessor Fund.

The bar chart and table below give an indication of the Fund's risks. The bar chart shows changes in the Fund's Class A shares performance from year to year. The table shows how the Fund's Class A shares average annual returns for the periods indicated compare to those of a broad measure of market performance as well as an index of securities with similar objectives.

When you consider this information, please remember that the Fund's performance (before and after taxes) in past years is not necessarily an indication of how the Fund will do in the future.

Total Return for Class A Shares (% Per Calendar Year)

2004         8.03%

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Highest and Lowest Return For Class A Shares (Quarterly 2004)

                             RETURN       QUARTER ENDING
Highest                        4.98%          12/31/2004
Lowest                        (3.20)%          6/30/2004

Average Annual Total Returns For Class A Shares (Through December 31, 2004)

The Average Annual Total Returns for the Fund's Class A shares are reduced to reflect applicable sales charges. Return Before Taxes is shown and in addition, Return After Taxes is shown for Class A shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for Salomon Smith Barney Inflation Linked Securities Index, a broad-based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

                                                1 YEAR    Start of Performance
                                                            (Since 3/4/2003)
Return Before Taxes                             4.79%            3.97%
Return After Taxes on Distributions*            3.05%            1.87%
Return After Taxes on Distributions
   and Sale of Fund Shares*                     3.28%            2.22%
Salomon Smith Barney Inflation Linked
   Securities Index (reflects no deduction
   for fees, expenses or taxes)                 5.77%            6.51%

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Class A shares of the Fund.

Shareholder Fees
(Fees paid directly from an investor's account)

Maximum Sales Charge (Load) Imposed on Purchases            3.00%
Maximum Deferred Sales Charge (Load)(1)                     None
Maximum Sales Charge (Load)
  Imposed on Reinvested Dividends                           None
Redemption Fee (as a percentage
  of total redemption proceeds)(2)                          1.00%
Exchange Fee                                                None

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets as a percentage of average net assets)

Management Fee                                         0.25%
Administration Fee                                     0.10%
Shareholder Servicing Fee                              0.25%
Distribution (12b-1) Fee                               0.30%
Other Expenses                                         N/A
                                                       ---
Total Annual Fund Operating Expenses                   N/A

(1) A contingent deferred sales charge of 0.75% of any redemption amount over $1 million will apply to shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment of the transaction.

(2) The redemption fee applies to any shares redeemed within 30 days after purchase. See the section entitled "Redemption Fee" for more information on when and how this fee is applied.

EXAMPLE
This example is intended to help an investor compare the cost of investing in the Fund's Class A shares to the cost of investing in other mutual funds. The example assumes that an investor invests $10,000 in the Fund's Class A shares for the time periods indicated and then sells all of his shares at the end of those periods. The example also assumes that an investment has a 5% return each year and that the Fund's Class A shares operating expenses remain the same as shown in the table above. Although actual costs on an investor's investment may be higher or lower, based on these assumptions the investor's costs would be:

            1 YEAR    3 YEARS    5 YEARS   10 YEARS
               $XX     $XX         $XX       $XXX

INVESTMENT ADVISER

The Investment Adviser to the Fund is Brown Brothers Harriman, Private Bankers, a New York limited partnership established in 1818. Brown Brothers Harriman has established a separately identifiable department (SID) to provide investment advice to mutual funds. The SID is registered with the SEC under the Investment Advisers Act of 1940. The Investment Adviser is located at 140 Broadway, New York, NY 10005.

The Investment Adviser provides investment advice and portfolio management services to the Fund. Subject to the general supervision of the Trustees of BBH Trust (the Trust), the Investment Adviser makes the day-to-day investment decisions for the Fund, places the purchase and sale orders for the portfolio transactions of the Fund, and generally manages the Fund's investments. The Investment Adviser also analyzes and monitors economic trends, monetary policy and bond credit ratings on a continuous basis. The holdings of the Fund are regularly reviewed in an effort to enhance returns. The Investment Adviser provides a broad range of investment management services for customers in the United States and abroad. At December 31, 2005, it managed total assets of approximately $XX billion.

A team of individuals manages the Fund's portfolio on a day-to-day basis. This team includes Mr. Jeffrey A. Schoenfeld, Mr. Glenn E. Baker, Mr. Gregory
S. Steier and Mr. James J. Evans. Mr. Schoenfeld holds a B.A. from the University of California, Berkley and a M.B.A. from the Wharton School of the University of Pennsylvania. He joined Brown Brothers Harriman in 1984. Mr. Baker holds both a B.A. and a M.B.A. from the University of Michigan and is a Chartered Financial Analyst. He joined Brown Brothers Harriman in 1991. Mr. Steier holds a B.S. and a M.B.A. from New York University. He joined Brown Brothers Harriman in 1992. Mr. Evans holds a B.S. from the University of Delaware and a M.B.A. from New York University and is a Chartered Financial Analyst. He joined Brown Brothers Harriman in 1996.

The Fund's SAI provides additional information about the Portfolio Managers' compensation, management of other accounts, and ownership of shares of the Fund.

The Investment Adviser receives a fee, computed daily and payable monthly, equal to 0.25% of the average daily net assets of the Fund. This fee compensates the Investment Adviser for its services and its expenses (such as salaries of its personnel).

SHAREHOLDER INFORMATION

Net Asset Value

The Trust normally determines the Fund's NAV per share once daily at 4:00 p.m., Eastern time on each day the New York Stock Exchange (NYSE) is open for regular trading. The determination of the Fund's NAV is made by subtracting from the value of the total assets of the Fund the amount of its liabilities and dividing the difference by the number of shares of the Fund outstanding at the time the determination is made.

The Trust values the assets in the Fund's portfolio on the basis of their market quotations and valuations provided by independent pricing services. If quotations are not readily available, the assets are valued at fair value in accordance with procedures established by the Trustees of the Trust. A security or other asset held by the Fund may also be fair valued if events materially affecting the price of the security or other asset occur between the time the exchange on which the security or other asset is traded closes and the time the Fund values its assets.

The NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem Fund shares.


Securities Valuation Policies

The Fund has a valuation policy which requires each security to be valued as of the close of the NYSE at 4:00 p.m., Eastern time, each business day when determining the Fund's NAV. The valuation policy further requires that if a security price is not deemed reliable, then that security price should be overridden and a fair valuation price be determined and used.

The Fund generally values fixed income securities according to prices furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities.

If prices are not available from an independent pricing service, fixed income securities are valued on the basis of (i) the average of bid quotes obtained from at least two dealers, or (ii) the average of bid and asked quotes from one dealer who has made a market in the security.

Exchange traded options are valued at their most recent sale price on the exchange, or if no such sales are reported, at the average bid price, or if it is not possible to determine the average bid price, at the most recent bid quotation, in the case of purchased options, or at the most recent asked quotation, in the case of written options. Over-the-counter options are valued at (i) the most recent bid quotation supplied by a leading dealer, in the case of a purchased option, and (ii) at the most recent asked quotation supplied by a leading dealer, in the case of a written option.

Futures are valued at the most recent settlement price on the relevant exchange.

Where a market quotation for a portfolio security is not readily available, and no independent pricing service furnishes a price, the value of the security used in computing NAV is its fair value as determined in good faith under procedures approved by the Fund's Board.

The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Fund's Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

If (i) one or more markets in the Fund's securities or other assets trade have closed or are disrupted as a result of unusual or extraordinary events or (ii) some other market or economic event causes one or more securities or other assets held by the Fund to experience a significant change in value after the normal close of the market on which the security trades, and (iii) the Fund Administrator has determined in good faith that the potential impact of such events on the net asset value of the Fund exceeds 1/2 of 1%, the security will be fair valued.

There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued by an independent pricing service, or based on market quotations.

Description of Share Classes

The Fund offers three share classes: Class A Shares, Class I Shares and Class N Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class A shares. Each share Class has different sales charges and other expenses which affect their performance. Contact your investment professional or call 1-800-625-5759 for more information concerning the other classes.

Purchase of Shares

The Trust reserves the right to determine the purchase orders for Fund shares that it will accept. Investors may purchase shares on any day the NAV is calculated. The Trust executes purchases of Fund shares at the NAV per share next determined after the Trust receives the purchase order, including acceptable payment for such order. Shares are entitled to dividends declared, if any, starting as of the first business day following the day the Trust executes the purchase order on the books of the Trust.

An investor who has an account with an Eligible Institution or a Financial Intermediary may place purchase orders for Fund shares through that Eligible Institution or Financial Intermediary, which holds such shares in its name on behalf of that customer pursuant to arrangements made between that customer and that Eligible Institution or Financial Intermediary. Each Eligible Institution or Financial Intermediary arranges payment for Fund shares on behalf of its customers. An Eligible Institution or a Financial Intermediary may charge a transaction fee on the purchase of Fund shares.

An investor who does not have an account with an Eligible Institution or Financial Intermediary must place purchase orders for Fund shares with the Trust through Citigroup Global Transaction Services, the Fund's Transfer Agent. Such investor's order will be priced at the NAV next calculated after the Fund receives payment and that payment has been converted into Federal Funds. Such an investor has such shares held directly in the investor's name on the books of the Trust and is responsible for arranging for the payment of the purchase price of Fund shares.

The required minimum initial investment for Fund shares purchased through the Transfer Agent is $1,500. The required minimum subsequent investment amount is $100. The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively.

The minimum investment for Financial Intermediaries or Eligible Institutions maintaining an omnibus account with the Fund is $25 million ($25,000,000).

Rule 12b-1 Plan

The Fund has adopted a Rule 12b-1 Plan on behalf of Class A Shares of the Fund. Under the Plan, financial institutions are paid a fee equal to 0.30% of Class A Shares assets for the sale, distribution and customer servicing of Class A Shares of the Fund.

By Systematic Investment Program

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program
(SIP) section of the account application or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

Sales Charge When You Purchase

Class A shares are sold at NAV, plus a sales charge as listed below:

Class A Shares
                                    SALES CHARGE            SALES CHARGE
                                    AS A PERCENTAGE   AS A
                                    OF PUBLIC               PERCENTAGE of NAV
PURCHASE AMOUNT(1)------------------------------------------------- Less than
$50,000                             3.00%             3.09%
$50,000 but less than $100,000      2.50%             2.56%
$100,000 but less than $250,000     2.00%             2.04%
$250,000 but less than $500,000     1.50%             1.52%
$500,000 but less than $1 million   1.25%             1.27%
$1 million or greater(1)            0.00%             0.00%

(1) No sales charge is imposed for Class A Shares purchased through financial intermediaries that do not receive sales charge dealer concessions. Additionally, no sales charge is imposed on Class A Shares purchased through 401K, Retirement Plans, "wrap accounts" or similar programs, under which clients pay a fee for services. Trades over $1 million qualify for the large ticket transaction program which have a CDSC associated with it. See "Redemption of Shares".

Reducing the Sales Charge With Breakpoint Discounts

Your investment may qualify for a reduction or elimination of the sales charge, also known as a breakpoint discount. The breakpoint discounts offered by the Fund are indicated in the table above. You or your investment professional must notify the Fund's Transfer Agent of eligibility for any applicable breakpoint discount at the time of purchase.

In order to receive the applicable breakpoint discount, it may be necessary at the time of purchase for you to inform your investment professional or the Transfer Agent of the existence of other accounts in which there are holdings eligible to be aggregated to meet a sales charge breakpoint ("Qualifying Accounts"). Qualifying Accounts mean those Share accounts in the BBH funds held directly or through an investment professional or a through a single-participant retirement account by you, your spouse, your parents (if you are under age 21) and/or your children under age 21, which can be linked using tax identification numbers (TINs), social security numbers (SSNs) or (effective March 1, 2005) broker identification numbers (BINs). Accounts held through 401(k) plans and similar multi-participant retirement plans, or through "Section 529" college savings plans or those accounts which cannot be linked using TINs, SSNs or BINs, are not Qualifying Accounts.

In order to verify your eligibility for a breakpoint discount, you will be required to provide to your investment professional or the Transfer Agent certain information on your New Account Form and may be required to provide account statements regarding Qualifying Accounts. If you purchase through an investment professional, you may be asked to provide additional information and records as required by the investment professional. Failure to provide proper notification or verification of eligibility for a breakpoint discount may result in your not receiving a breakpoint discount to which you are otherwise entitled. Breakpoint discounts apply only to your current purchase and do not apply retroactively to previous purchases. The sales charges applicable to the Shares offered in this prospectus, and the breakpoint discounts offered with respect to such Shares, are described in full in this prospectus. Because the prospectus is available on BBH's website free of charge, BBH does not disclose this information separately on the website.

Contingent upon notification to the Transfer Agent, the sales charge at purchase of Class A Shares of the Fund may be reduced or eliminated by:

Larger Purchases

o purchasing Class A Shares in greater quantities to reduce the applicable sales charge;

Concurrent and Accumulated Purchases

o combining concurrent purchases of and/or current investments in Class A Shares of any BBH fund made or held by Qualifying Accounts; the purchase amount used in determining the sales charge on your additional Class A Share purchase will be calculated by multiplying the maximum public offering price times the number of Shares of the same Class of any Federated fund currently held in Qualifying Accounts and adding the dollar amount of your current purchase;

Concurrent and Accumulated Purchases

o combining concurrent purchases of and/or current investments in Class A Shares of any BBH fund made or held by Qualifying Accounts; the purchase amount used in determining the sales charge on your additional Share purchase will be calculated by multiplying the maximum public offering price times the number of Class A of any BBH fund currently held in Qualifying Accounts and adding the dollar amount of your current purchase; or

Letter of Intent

o signing a letter of intent to purchase a qualifying amount of Class A Shares within 13 months (call your investment professional or the Fund for more information). The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.


Redemption Of Shares

The Trust executes redemption requests at the next NAV calculated after the Trust receives the redemption request. Shares continue to earn dividends declared, if any, through the business day that the Trust executes the redemption request on the books of the Trust.

Shareholders must redeem shares held by an Eligible Institution or a Financial Intermediary on behalf of such shareholder pursuant to arrangements made between that shareholder and that Eligible Institution or Financial Intermediary. The Trust pays proceeds of a redemption to that shareholder's account at that Eligible Institution or Financial Intermediary on a date established by the Eligible Institution or Financial Intermediary. An Eligible Institution or a Financial Intermediary may charge a transaction fee on the redemption of Fund shares.

A contingent deferred sales charge of 0.75% of any redemption amount over $1 million will apply to Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

Shareholders may redeem shares held directly in the name of a shareholder on the books of the Trust by submitting a redemption request to the Trust through the Transfer Agent. The Trust pays proceeds resulting from such redemption directly to the shareholder generally on the next business day after the redemption request is executed.

Redemptions by the Trust

The Shareholder Servicing Agent has established a minimum account size of $1,500. If the value of a shareholder's holdings in the Fund falls below that amount because of a redemption of shares, the Trust reserves the right to redeem the shareholder's remaining shares. If such remaining shares are to be redeemed, the Trust will notify the shareholder and will allow the shareholder 60 days to make an additional investment to meet the minimum requirement before the redemption is processed. Each Eligible Institution and each Financial Intermediary may establish and change from time to time for their respective customers a minimum account size, each of which may be lower than that established by the Shareholder Servicing Agent.

Systematic Withdrawal Program

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the account application or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

Further Redemption Information

Redemptions of shares are taxable events on which a shareholder may realize a gain or a loss.

The Trust has reserved the right to pay redemption proceeds by a distribution in-kind of portfolio securities (rather than cash). In the event that the Trust makes an in-kind distribution, you could incur brokerage and transaction charges when converting the securities to cash. The Trust does not expect to make in-kind distributions, but if it does, the Trust will pay, during any 90-day period, your redemption proceeds in cash up to either $250,000 or 1% of the Trust's net assets, whichever is less.

The Trust may suspend a shareholder's right to receive payment with respect to any redemption or postpone the payment of the redemption proceeds for up to seven days and for such other periods as applicable law may permit.

Redemption Fee

Fund shares that are redeemed within 30 days of purchase will be subject to a redemption fee of 1.00% of the total redemption proceeds. The redemption fee is payable to the affected Fund and is intended to reduce the impact on remaining investors in the Fund of the costs incurred by the Fund in meeting redemption requests from investors who are not long-term investors. For purposes of determining whether the redemption fee applies, shares held the longest will be redeemed first.

Dividends and Distributions

The Trust declares and pays to shareholders substantially all of the Fund's net income as a dividend monthly, and substantially all of the Fund's realized net capital gains, if any, annually as a capital gains distribution. The Trust may make an additional dividend and/or capital gains distribution in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund. The Trust pays dividends and capital gains distributions to shareholders of record on the record date.

Unless a shareholder whose shares are held directly in the shareholder's name on the books of the Trust elects to have dividends and capital gains distributions paid in cash, the Trust automatically reinvests dividends and capital gains distributions in additional Fund shares without reference to the minimum subsequent purchase requirement. There are no sales charges for the reinvestment of dividends.

Each Eligible Institution and each Financial Intermediary may establish its own policy with respect to the reinvestment of dividends and capital gains distributions in additional Fund shares.

Taxes

Dividends are taxable to shareholders of the Fund as ordinary income, whether such dividends are paid in cash or reinvested in additional shares. Capital gains may be taxable at different rates depending on the length of time the Fund holds its assets. Capital gains distributions are taxable to shareholders as long-term capital gains, whether paid in cash or reinvested in additional shares and regardless of the length of time a particular shareholder has held Fund shares.

The treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Therefore, distributions to shareholders may be subject to additional state and local taxes. Shareholders are urged to consult their tax advisors regarding any state or local taxes.

FINANCIAL HIGHLIGHTS
      The Fund's fiscal year end is October 31. As this is the Fund's first fiscal year, financial information is not yet available.

ADDITIONAL INFORMATION

To reduce expenses, we mail only one copy of the Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1-800-625-5759 or if your shares are held through a financial institution please contact them directly. We will begin sending you individual copies thirty days after receiving your request.




Frequent Trading Policy

Frequent or short-term trading into and out of the Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt the Fund's investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), dilute the interests of other shareholders, increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund's NAV in advance of the time as of which NAV is calculated.

The Fund's Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Fund's Shares. As described above, the Fund imposes a fee on redemptions or exchanges of Fund Shares within 30 days of the date of purchase. The Fund also monitors trading in Fund Shares in an effort to identify disruptive trading activity.

In addition, each agreement among the Fund, its distributor, Eligible Institution and Financial Intermediary will contain representations concerning the Eligible Institution's and Financial Intermediary's policies and procedures to monitor and deter market timing.

No matter how the Fund defines its limits on frequent trading of Fund Shares, other purchases and sales of Fund Shares, not deemed to be frequent trading, may have adverse effects on the management of the Fund's portfolio and its performance.

The Fund's objective is that its redemption fees and restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which shares are held. However, the Fund anticipates that limitations on its ability to identify trading activity to specific shareholders, including where shares are held through an Eligible Institution or a Financial Intermediary in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

The Fund's management or the Adviser may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders and may preclude the shareholder from making further purchases or exchanges of Fund Shares.




Portfolio Holdings Information

Information concerning the Fund's portfolio holdings is available on the BBH website at www.bbhfunds.com. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website approximately 15 days after the end of the month and remains posted until replaced by the information for the succeeding month.

You may also access from the "Online Literature/Holdings Report" section of the website portfolio information as of the end of each of the Fund's fiscal quarters. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.




MORE INFORMATION ON THE FUND IS AVAILABLE FREE UPON REQUEST, INCLUDING THE
FOLLOWING:

ANNUAL/SEMI-ANNUAL REPORT

Describes the Fund's performance, lists portfolio holdings and contains a letter from the Fund's Investment Adviser discussing recent market conditions, economic trends and Fund strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Provides more details about the Fund and its policies and information on the Fund's non-principal investment strategies. A current SAI is on file with the SEC and is incorporated by reference (is legally considered part of this prospectus).

TO OBTAIN INFORMATION OR MAKE SHAREHOLDER INQUIRIES:

By telephone:                       Call 1-800-625-5759

By mail write to the Funds' Shareholder Servicing Agent:
                                    Brown Brothers Harriman
                                    140 Broadway
                                    New York, New York 10005

By E-mail send your request to:     bbhfunds@bbh.com

On the Internet:
Text-only versions of Fund documents, including a recent statement of Fund holdings, can be viewed online or downloaded from:
                                    Brown Brothers Harriman
                                    http://www.bbhfunds.com
                                    SEC
                                    http://www.sec.gov

You can also review or obtain copies by visiting the SEC's Public Reference Room in Washington, DC or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operations of the Public Reference Room may be obtained by calling 1-202-942-8090. Additionally, this information is available on the EDGAR database at the SEC's internet site at http://www.sec.gov. A copy may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

SEC file number: 811-06139

PROSPECTUS
January XX, 2006

BBH INFLATION-INDEXED SECURITIES FUND
CLASS N SHARES
CLASS I SHARES

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CONTENTS
Investment Objective
Principal Investment Strategies
Principal Risk Factors
Fund Performance
Fees and Expenses of the Fund
Investment Adviser
Shareholder Information
Financial Highlights
Additional Information


INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide investors with a high level of current income consistent with minimizing price fluctuations in net asset value (NAV) and maintaining liquidity.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances the Investment Adviser invests at least 80% of the Fund's net assets plus borrowings for investment purposes in securities that are structured to provide protection against inflation. Such securities are commonly referred to as Inflation-Indexed Securities or IIS. Unlike traditional notes and bonds, which pay a stated rate of interest in dollars and are redeemed at their par amounts, IIS have regular adjustments to their interest payments and redemption value to compensate for the loss of purchasing power from inflation. The Fund's income will be comprised primarily of coupon interest payments and inflation adjustments to IIS held. Both of the components will be accrued daily and paid monthly to shareholders. All securities purchased by the Investment Adviser must be rated at least Investment Grade (rated BBB or better) by Moody's Investors Service or Standard & Poor's Corporation (or, if unrated, determined by the Investment Adviser to be of comparable quality). The dollar-weighted average maturity of the Fund's holdings will range from 3-years to 15-years.

The Investment Adviser may invest the assets of the Fund in IIS issued by the U.S. Government and its agencies or instrumentalities, sovereign foreign governments and their agencies or instrumentalities, U.S. and foreign corporations, banks and brokers, asset backed securities and mortgage backed securities.

The Investment Adviser may invest the assets of the Fund in security types mentioned above which are not indexed to inflation, if at any time the Investment Adviser believes that there is an inadequate supply of appropriate IIS in which to invest or if the Investment Adviser believes that these issues will provide superior returns or liquidity. The Investment Adviser buys from among the available issues those securities that will provide the maximum relative value to the Fund. In response to adverse market, economic, political and other conditions, the Investment Adviser may also make temporary investments for the Fund that are not consistent with its investment objective and principal investment strategies. Such investments may prevent the Fund from achieving its investment objective.

The Investment Adviser may buy and sell securities denominated in currencies other than the U.S. dollar. Interest, dividends and sale proceeds on such securities are received in currencies other than the U.S. dollar. The Investment Adviser enters into foreign currency exchange transactions from time to time to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. Forward foreign exchange contracts may be entered into on behalf of the Fund in order to protect the dollar value of securities denominated in foreign currencies that are held or intended to be purchased.

Rather than investing directly in the securities in which the Fund invests, the Fund may use derivative investments to gain exposure to market movements related to such securities or to reduce exposure to other risks, such as interest rate or credit default. The Fund may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies. The Investment Adviser may decide not to employ any of these strategies and there is no assurance that any derivatives used by the Fund will succeed. Derivative investments include future, swap and option contracts.

Common features of future contracts include: (1) standardized contract features, (2) traded on organized exchanges, and (3) limited maturity, usually 3 months. As the price of the underlying security changes day to day, the value of the future contract also changes. Both buyer and seller recognize this daily gain or loss by transferring the relative gain or loss to the other party. This is called "the daily margin" requirement. The use of futures gives the Investment Adviser tremendous flexibility in managing the investment risk.

A swap is a contractual agreement in which two counterparties agree to exchange streams of payments over time. The three main types are interest rate swaps, total-rate-of-return swaps and credit default swaps. In an interest rate swap, the counterparties exchange interest payment streams of differing character on an underlying notional principal amount. No principal changes hands, and pricing of swaps are quoted in relation to LIBOR, the London Inter-Bank Offering Rate. Total-rate-of-return swaps are structured to replicate all or a portion of return characteristics of an index. The index is decided between the two parties, and, like interest rate swaps, is priced in relation to LIBOR. Total-rate-of-return swaps allow the Fund, at a relatively low cost, to either increase or decrease exposure to any asset class which can be defined by an index. Credit default swaps are agreements where the Fund pays a fixed periodic coupon for the specified life of the agreement. The other party makes no payments unless a credit event, relating to a predetermined security, occurs. If such an event occurs, the party will then make a payment to the Fund, and the swap will terminate. The size of the payment is usually linked to the decline in such security's market value following the occurrence of the credit event.

An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option.

Because the Fund refers to IIS securities in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in IIS securities under normal circumstances.

PRINCIPAL RISK FACTORS

The principal risks of investing in the Fund and the circumstances reasonably likely to adversely affect an investment are described below. The share price of the Fund changes daily based on market conditions and other factors. A shareholder may lose money by investing in the Fund.

Market Risk:

This is the risk that the price of a security will fall due to changing economic, political or market conditions, or due to a company's individual situation.


Interest Rate Risk:

As interest rates rise, bond prices fall. Generally, bonds with longer maturities are more sensitive to interest rate movements than those with shorter maturities.

"Real" interest rates (the market rate of interest less the rate of inflation) change over time either because of a change in what investors require for lending their money or an anticipated change in the rate of inflation. IIS prices will move up or down when real rates change, since these securities were sold originally based upon a "real" interest rate that is no longer prevailing. Should market expectations for real interest rates rise, the price of IIS and the share price of the Fund will fall.

The IIS Market:

Currently, domestic IIS are primarily issued by the U.S. Treasury, however, corporate issues may emerge in the future and it is not possible to predict with assurance how the market for IIS will mature. While the U.S. Treasury IIS have an active secondary market they are not as active or liquid as the secondary market for fixed-principal Treasury securities. As a result, there may be larger spreads between bid and asked prices for such IIS than the bid-asked spreads for fixed principal securities with the same remaining maturity. Larger bid-asked spreads ordinarily result in higher transaction costs and, thus, lower overall returns.

Indexing Methodology:

The principal and interest of U.S. Treasury IIS will be adjusted for inflation as measured by the Consumer Price Index. Principal and interest of foreign IIS will be adjusted for inflation as measured by the consumer price index of the relevant country. The Fund's performance could be affected if the index used does not accurately reflect the true rate of inflation.

Portfolio Turnover:

The Fund actively trades its portfolio securities in an attempt to enhance the total return of the Fund by taking advantage of market opportunities. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

Credit Risk:

Credit risk is the likelihood that an issuer will default on interest or principal payments. The Investment Adviser invests in bonds with a rating of Investment Grade or better, which reduces the Fund's exposure to credit risk.

Derivatives Risk:

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as interest rate risk, market risk and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. By investing in a derivative instrument, the Fund could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Foreign Investment Risk:

Investing in securities of foreign issuers involves risks not typically associated with investing in securities of domestic issuers. Changes in political or social conditions, diplomatic relations, or limitation on the removal of funds or assets may adversely affect the value of the investments of the Fund. Changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the Fund's operations. The economies of individual foreign nations differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Interest paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on foreign investments as compared to interest paid to the Fund by domestic issuers.

Because foreign securities generally are denominated and pay interest in foreign currencies, and the Fund holds various foreign currencies from time to time, the value of the net assets of the Fund as measured in U.S. dollars is affected favorably or unfavorably by changes in exchange rates. The Fund also incurs costs in connection with conversion between various currencies.

INVESTMENTS IN THE FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, BROWN BROTHERS HARRIMAN OR ANY OTHER BANK, AND THE SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER FEDERAL, STATE OR OTHER GOVERNMENTAL AGENCY. ALTHOUGH U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES MAY BE CHARTERED OR SPONSORED BY ACTS OF CONGRESS, THEIR SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE UNITED STATES TREASURY.


FUND PERFORMANCE (To be filed by Amendment)

The Fund is a successor to a mutual fund of the same name, which was a series of BBH Fund, Inc. (the "Predecessor Fund").The Predecessor Fund was managed by Brown Brothers Harriman, the Fund's Investment Adviser. Prior to the Fund's commencement of operations date of January xx, 2006, the Fund had no investment operations. Accordingly, the performance information and financial information provided in this prospectus for the periods prior to that date is historical information of the Predecessor Fund.

The bar chart and table below give an indication of the Fund's risks. The bar chart shows changes in the Fund's Class N shares performance from year to year. The table shows how the Fund's Class N and Class I shares average annual returns for the periods indicated compare to those of a broad measure of market performance as well as an index of securities with similar objectives.

When you consider this information, please remember that the Fund's performance (before and after taxes) in past years is not necessarily an indication of how the Fund will do in the future.

Total Return for Class N Shares (% Per Calendar Year)

1995          12.78%
1996           3.47%
1997           2.29%
1998           4.67%
1999           3.46%
2000          13.34%
2001           8.42%
2002          16.25%
2003           7.25%
2004           8.32%

Highest and Lowest Return for Class N Shares (Quarterly 1995-2004)

                                          RETURN    QUARTER ENDING
                                          ------    --------------
Highest                                   8.60%          9/30/2002
Lowest                                    (3.05)%        6/30/2004

Average Annual Total Returns (Through December 31, 2004)

                                          1 YEAR   5 YEARS   10 YEARS
Class N Shares
Return Before Taxes                       8.32%     10.65%     7.92%
Return After Taxes on Distributions*      6.43%      8.29%     5.63%
Return After Taxes on Distributions
   and Sale of Fund Shares*               5.58%      7.76%     5.39%

Class I Shares
Return Before Taxes                       8.63%      N/A      7.10%**
3-Year Treasury (reflects no deduction
   for fees, expenses or taxes)***        1.27%     6.43%     6.30%
Salomon Smith Barney Inflation Linked Securities Index
   (reflects no deduction for fees,
    expenses or taxes)***                 5.77%     10.27%    7.58%

* After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns for Class I Shares will differ from those shown above for Class N Shares. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

** The total return figure stated for Class I Shares reflects performance only since the Fund's Start of Performance date which began on 8/14/2001.

*** Index performance is calculated from March 28, 1997 (commencement). Since IIS reduce the uncertainty of inflation, the Investment Adviser believes that the volatility of the 10-year IIS is closest to the volatility of a 3-year Treasury.


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(FEES PAID DIRECTLY FROM AN INVESTOR'S ACCOUNT)

                                                            CLASS N    CLASS I

Maximum Sales Charge (Load) Imposed on Purchases          None       None
Maximum Deferred Sales Charge (Load)                      None       None
Maximum Sales Charge (Load)
  Imposed on Reinvested Dividends                         None       None
Redemption Fee (as a percentage
  of total redemption proceeds)(1)                        1.00%      1.00%
Exchange Fee                                              None       None

Annual Fund Operating Expenses
(Expenses That Are Deducted From Fund Assets As A Percentage Of Average Net Assets)

                                                            CLASS N    CLASS I

Management Fee                                              0.25%      0.25%
Administration Fee                                          0.10%      0.10%
Shareholder Servicing Fee                                   0.25%      None
Distribution (12b-1) Fee                                    None       None
Other Expenses                                              N/A%      N/A%
                                                            ----      ----
Total Annual Fund Operating Expenses                         N/A     %

(1) The Redemption Fee applies to any shares redeemed within 30 days after purchase. See the section entitled "Redemption Fee" for more information on when and how this fee is applied.


EXAMPLE

This example is intended to help an investor compare the cost of investing in the Fund's Class N shares and Class I shares to the cost of investing in other mutual funds. The example assumes that an investor invests $10,000 in the Fund's Class N shares and Class I shares for the time periods indicated and then sells all of his shares at the end of those periods. The example also assumes that an investment has a 5% return each year and that the Fund's Class N shares and Class I shares operating expenses remain the same as shown in the table above. Although actual costs on an investor's investment may be higher or lower, based on these assumptions the investor's costs would be:

                              1 YEAR    3 YEARS     5 YEARS    10 YEARS

CLASS N SHARES                  $XX      $XX         $XX        $XX
CLASS I SHARES                  $XX      $XX         $XX        $XX

INVESTMENT ADVISER

The Investment Adviser to the Fund is Brown Brothers Harriman, Private Bankers, a New York limited partnership established in 1818. Brown Brothers Harriman has established a separately identifiable department (SID) to provide investment advice to mutual funds. The SID is registered with the SEC under the Investment Advisers Act of 1940. The Investment Adviser is located at 140 Broadway, New York, NY 10005.

The Investment Adviser provides investment advice and portfolio management services to the Fund. Subject to the general supervision of the Trustees of BBH Trust (the Trust), the Investment Adviser makes the day-to-day investment decisions for the Fund, places the purchase and sale orders for the portfolio transactions of the Fund, and generally manages the Fund's investments. The Investment Adviser also analyzes and monitors economic trends, monetary policy and bond credit ratings on a continuous basis. The holdings of the Fund are regularly reviewed in an effort to enhance returns. The Investment Adviser provides a broad range of investment management services for customers in the United States and abroad. At December 31, 2004, it managed total assets of approximately $39 billion.

The Fund's SAI provides additional information about the Portfolio Managers' compensation, management of other accounts, and ownership of shares of the Fund.
A team of individuals manages the Fund's portfolio on a day-to-day basis. This team includes Mr. Jeffrey A. Schoenfeld, Mr. Glenn E. Baker, Mr. Gregory
S. Steier and Mr. James J. Evans. Mr. Schoenfeld holds a B.A. from the University of California, Berkley and a M.B.A. from the Wharton School of the University of Pennsylvania. He joined Brown Brothers Harriman in 1984. Mr. Baker holds both a B.A. and a M.B.A. from the University of Michigan and is a Chartered Financial Analyst. He joined Brown Brothers Harriman in 1991. Mr. Steier holds a B.S. and a M.B.A. from New York University. He joined Brown Brothers Harriman in 1992. Mr. Evans holds a B.S. from the University of Delaware and a M.B.A. from New York University and is a Chartered Financial Analyst. He joined Brown Brothers Harriman in 1996.

The Investment Adviser receives a fee, computed daily and payable monthly, equal to 0.25% of the average daily net assets of the Fund. This fee compensates the Investment Adviser for its services and its expenses (such as salaries of its personnel).

SHAREHOLDER INFORMATION

Net Asset Value

The Trust normally determines the Fund's NAV per share once daily at 4:00 p.m., Eastern time on each day the New York Stock Exchange (NYSE) is open for regular trading. The determination of the Fund's NAV is made by subtracting from the value of the total assets of the Fund the amount of its liabilities and dividing the difference by the number of shares of the Fund outstanding at the time the determination is made.

The Trust values the assets in the Fund's portfolio on the basis of their market quotations and valuations provided by independent pricing services. If quotations are not readily available, the assets are valued at fair value in accordance with procedures established by the Trustees of the Trust. A security or other asset held by the Fund may also be fair valued if events materially affecting the price of the security or other asset occur between the time the exchange on which the security or other asset is traded closes and the time the Fund values its assets.

The NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem Fund shares.




Securities Valuation Policies

The Fund has a valuation policy which requires each security to be valued as of the close of the NYSE at 4:00 p.m., Eastern time, each business day when determining the Fund's NAV. The valuation policy further requires that if a security price is not deemed reliable, then that security price should be overridden and a fair valuation price be determined and used.

The Fund generally values fixed income securities according to prices furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities.

If prices are not available from an independent pricing service, fixed income securities are valued on the basis of (i) the average of bid quotes obtained from at least two dealers, or (ii) the average of bid and asked quotes from one dealer who has made a market in the security.

Exchange traded options are valued at their most recent sale price on the exchange, or if no such sales are reported, at the average bid price, or if it is not possible to determine the average bid price, at the most recent bid quotation, in the case of purchased options, or at the most recent asked quotation, in the case of written options. Over-the-counter options are valued at (i) the most recent bid quotation supplied by a leading dealer, in the case of a purchased option, and (ii) at the most recent asked quotation supplied by a leading dealer, in the case of a written option.

Futures are valued at the most recent settlement price on the relevant exchange.

Where a market quotation for a portfolio security is not readily available, and no independent pricing service furnishes a price, the value of the security used in computing NAV is its fair value as determined in good faith under procedures approved by the Fund's Board.

The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Fund's Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

If (i) one or more markets in the Fund's securities or other assets trade have closed or are disrupted as a result of unusual or extraordinary events or (ii) some other market or economic event causes one or more securities or other assets held by the Fund to experience a significant change in value after the normal close of the market on which the security trades, and (iii) the Fund Administrator has determined in good faith that the potential impact of such events on the net asset value of the Fund exceeds 1/2 of 1%, the security will be fair valued.

There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued by an independent pricing service, or based on market quotations.

Description Of Share Classes

The Fund offers three share classes: Class N shares, Class I shares and Class A shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class N and Class I shares. Each share class has different sales charges and other expenses which affect their performance. Neither Class N shares nor Class I shares convert to any other class of shares of the Fund. Contact your investment professional or call 1-800-625-5759 for more information concerning the other class.

Purchase Of Shares

The Trust reserves the right to determine the purchase orders for Fund shares that it will accept. Investors may purchase shares on any day the NAV is calculated. The Trust executes purchases of Fund shares at the NAV per share next determined after the Trust receives the purchase order, including acceptable payment for such order. Shares are entitled to dividends declared, if any, starting as of the first business day following the day the Trust executes the purchase order on the books of the Trust.

An investor who has an account with an Eligible Institution or a Financial Intermediary may place purchase orders for Fund shares through that Eligible Institution or Financial Intermediary, which holds such shares in its name on behalf of that customer pursuant to arrangements made between that customer and that Eligible Institution or Financial Intermediary. Each Eligible Institution or Financial Intermediary arranges payment for Fund shares on behalf of its customers. An Eligible Institution or a Financial Intermediary may charge a transaction fee on the purchase of Fund shares.

An investor who does not have an account with an Eligible Institution or Financial Intermediary must place purchase orders for Fund shares with the Trust through Citigroup Global Transaction Services, the Fund's Transfer Agent. Such investor's order will be priced at the NAV next calculated after the Fund receives payment and that payment has been converted into Federal Funds. Such an investor has such shares held directly in the investor's name on the books of the Trust and is responsible for arranging for the payment of the purchase price of Fund shares.

Investment Minimums*

Minimum initial and subsequent purchase amounts vary depending on the class of shares you buy.

                                     CLASS N        CLASS I

Initial Purchases                  $ 100,000    $ 1,000,000
Subsequent Purchases               $  25,000    $    25,000

The minimum investment for Financial Intermediaries or Eligible Institutions maintaining an omnibus account with the Fund is $25 million ($25,000,000).

*Brown Brothers Harriman, the Fund's Shareholder Servicing Agent, may change these investment minimums from time to time. Each Financial Intermediary may establish and amend from time to time a minimum initial and a minimum subsequent purchase requirement for its customers which currently is as low as $500.

Redemption Of Shares

The Trust executes redemption requests at the next NAV calculated after the Trust receives the redemption request. Shares continue to earn dividends declared, if any, through the business day that the Trust executes the redemption request on the books of the Trust.

Shareholders must redeem shares held by a Financial Intermediary on behalf of such shareholder pursuant to arrangements made between that shareholder and that Financial Intermediary. The Trust pays proceeds of a redemption to that shareholder's account at that Financial Intermediary on a date established by the Financial Intermediary. A Financial Intermediary may charge a transaction fee on the redemption of Fund shares.

Shareholders may redeem shares held directly in the name of a shareholder on the books of the Trust by submitting a redemption request to the Trust through the Transfer Agent. The Trust pays proceeds resulting from such redemption directly to the shareholder generally on the next business day after the redemption request is executed.

Redemptions by the Trust

The Shareholder Servicing Agent has established a minimum account size of $100,000 for Class N shares and $1,000,000 for Class I shares, which may be changed from time to time. If the value of a shareholder's holdings in the Fund falls below that amount because of a redemption of shares, the Trust reserves the right to redeem the shareholder's remaining shares. If such remaining shares are to be redeemed, the Trust will notify the shareholder and will allow the shareholder 60 days to make an additional investment to meet the minimum requirement before the redemption is processed. Each Financial Intermediary may establish and change from time to time for their respective customers a minimum account size, each of which may be lower than that established by the Shareholder Servicing Agent.

Further Redemption Information

Redemptions of shares are taxable events on which a shareholder may realize a gain or a loss.

The Trust has reserved the right to pay redemption proceeds by a distribution in-kind of portfolio securities (rather than cash). In the event that the Trust makes an in-kind distribution, you could incur brokerage and transaction charges when converting the securities to cash. The Trust does not expect to make in-kind distributions, but if it does, the Trust will pay, during any 90-day period, your redemption proceeds in cash up to either $250,000 or 1% of the Trust's net assets, whichever is less.

The Trust may suspend a shareholder's right to receive payment with respect to any redemption or postpone the payment of the redemption proceeds for up to seven days and for such other periods as applicable law may permit.

Redemption Fee

Fund shares that are redeemed within 30 days of purchase will be subject to a redemption fee of 1.00% of the total redemption proceeds. The redemption fee is payable to the affected Fund and is intended to reduce the impact on remaining investors in the Fund of the costs incurred by the Fund in meeting redemption requests from investors who are not long-term investors. For purposes of determining whether the redemption fee applies, shares held the longest will be redeemed first.

Dividends and Distributions

The Trust declares and pays to shareholders substantially all of the Fund's net income as a dividend monthly, and substantially all of the Fund's realized net capital gains, if any, annually as a capital gains distribution. The Trust may make an additional dividend and/or capital gains distribution in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund. The Trust pays dividends and capital gains distributions to shareholders of record on the record date.

Unless a shareholder whose shares are held directly in the shareholder's name on the books of the Trust elects to have dividends and capital gains distributions paid in cash, the Trust automatically reinvests dividends and capital gains distributions in additional Fund shares without reference to the minimum subsequent purchase requirement. There are no sales charges for the reinvestment of dividends.

Each Financial Intermediary may establish its own policy with respect to the reinvestment of dividends and capital gains distributions in additional Fund shares.

Taxes

Dividends are taxable to shareholders of the Fund as ordinary income, whether such dividends are paid in cash or reinvested in additional shares. Capital gains may be taxable at different rates depending on the length of time the Fund holds its assets. Capital gains distributions are taxable to shareholders as long-term capital gains, whether paid in cash or reinvested in additional shares and regardless of the length of time a particular shareholder has held Fund shares.

The treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Therefore, distributions to shareholders may be subject to additional state and local taxes. Shareholders are urged to consult their tax advisors regarding any state or local taxes.

FINANCIAL HIGHLIGHTS
The Fund's fiscal year end is October 31. As this is the Fund's first fiscal year, financial information is not yet available.

ADDITIONAL INFORMATION

To reduce expenses, we mail only one copy of the Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1-800-625-5759 or if your shares are held through a financial institution please contact them directly. We will begin sending you individual copies thirty days after receiving your request.




Frequent Trading Policy

Frequent or short-term trading into and out of the Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt the Fund's investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), dilute the interests of other shareholders, increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund's NAV in advance of the time as of which NAV is calculated.

The Fund's Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Fund's Shares. As described above, the Fund imposes a fee on redemptions or exchanges of Fund Shares within 30 days of the date of purchase. The Fund also monitors trading in Fund Shares in an effort to identify disruptive trading activity.

In addition, each agreement among the Fund, its distributor, Eligible Institution and Financial Intermediary will contain representations concerning the Eligible Institution's and Financial Intermediary's policies and procedures to monitor and deter market timing.

No matter how the Fund defines its limits on frequent trading of Fund Shares, other purchases and sales of Fund Shares, not deemed to be frequent trading, may have adverse effects on the management of the Fund's portfolio and its performance.

The Fund's objective is that its redemption fees and restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which shares are held. However, the Fund anticipates that limitations on its ability to identify trading activity to specific shareholders, including where shares are held through an Eligible Institution or a Financial Intermediary in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

The Fund's management or the Adviser may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders and may preclude the shareholder from making further purchases or exchanges of Fund Shares.


Portfolio Holdings Information

Information concerning the Fund's portfolio holdings is available on the BBH website at www.bbhfunds.com. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website approximately 15 days after the end of the month and remains posted until replaced by the information for the succeeding month.

You may also access from the "Online Literature/Holdings Report" section of the website portfolio information as of the end of each of the Fund's fiscal quarters. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.




MORE INFORMATION ON THE FUND IS AVAILABLE FREE UPON REQUEST, INCLUDING THE
FOLLOWING:

ANNUAL/SEMI-ANNUAL REPORT

Describes the Fund's performance, lists portfolio holdings and contains a letter from the Fund's Investment Adviser discussing recent market conditions, economic trends and Fund strategies that significantly affected the Fund's performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Provides more details about the fund and its policies and information on the Fund's non-principal investment strategies. A current SAI is on file with the SEC and is incorporated by reference (is legally considered part of this prospectus).

TO OBTAIN INFORMATION OR MAKE SHAREHOLDER INQUIRIES:
By telephone:                       Call 1-800-625-5759

By mail write to the Fund's Shareholder Servicing Agent:
                                    Brown Brothers Harriman
                                    140 Broadway
                                    New York, New York 10005

By E-mail send your request to:     bbhfunds@bbh.com

On the Internet:
Text-only versions of Fund documents, including a recent statement of Fund holdings, can be viewed online or downloaded from:
                                    Brown Brothers Harriman
                                    http://www.bbhfunds.com
                                    SEC
                                    http://www.sec.gov

You can also review or obtain copies by visiting the SEC's Public Reference Room in Washington, DC or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operations of the Public Reference Room may be obtained by calling 1-202-942-8090. Additionally, this information is available on the EDGAR database at the SEC's internet site at http://www.sec.gov. A copy may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

SEC file number: 811-06139.

                     STATEMENT OF ADDITIONAL INFORMATION

                    BBH INFLATION-INDEXED SECURITIES FUND
                                Class N shares
                                Class I shares
                                Class A shares


                 40 Water Street, Boston, Massachusetts 02109

                               January xx, 2006

BBH Inflation-Indexed Securities Fund (the "Inflation-Indexed Securities Fund" or the "Fund") is a separate series of BBH Trust (the "Trust"), and is a management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund currently offers three classes of shares designated as Class N shares, Class I shares and Class A shares, respectively. The Trust is a Delaware statutory trust organized on October 28, 2005. The Fund is designed to enable investors to be invested in a portfolio of securities that are structured to provide protection against inflation. The Fund's investment objective is to provide investors with a high level of current income consistent with minimizing price fluctuations in net asset value (NAV) and maintaining liquidity. There can be no assurance that the investment objective of the Fund will be achieved.

The Fund is a successor to a mutual fund of the same name, which was a series of BBH Fund, Inc., (the Predecessor Fund") The Fund has the same investment objective and policies as its predecessor.

Brown Brothers Harriman & Co. ("Brown Brothers Harriman") is the investment adviser (the "Investment Adviser") to the Fund. This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectuses for the Fund dated January xx, 2006, a copy of which may be obtained from the Trust at the address noted above.


Table of Contents

                                                                         Page

Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3
         Investment Objective and Policies  . . . . . . . . . . . . . . . . 3
         Investment Restrictions  . . . . . . . . . . . . . . . . . . . . .11

Management . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 14
         Board of Trustees . . . . . . . . . . . . . . . . . . . . . . . .18
         Code of Ethics . . . . . . . . . . . . . . . . . . . . . . . . .. 21
         Voting Proxies in Fund Portfolio Securities. . . . . . . . . . . .21
         Portfolio Holding Information. . . . . . . . . . . . . . . . . . .24
         Investment Adviser . . . . . . . . . . . . . . . . . . . . . . . .25
         Administrators  . . . . . . . . . . . . . . . . . . . . . . . . . 27
         Distributor  . . . . . . . . . . . . . . . . . . . . . . . .. . . 28
         Shareholder Servicing Agent . . . . . . . . . . . . . . . . .  . .29
         Financial Intermediaries . . . . . . . . . . . . . . . . . . . . .29
         Eligible Institution                                              30
         Expense Payment Agreement. . . . . . . . . . . . . . . . . . . . .30
         Custodian, Transfer and Dividend Disbursing Agent. . . . . . . . .30
         Independent Registered Public Accounting Firm . . . .  . . . . . .31

Net Asset Value  . . . . . . . . . . . . . . . . . . . . . . . . .. . . . .31
Computation of Performance . . . . . . . . . . . . . . . . . . . .  . . . .32
Purchases and Redemptions. . . . . . . . . . . . . . . . . . . . . . . . . 34
Federal Taxes  . . . . . . . . . . . . . . . . . . . . . . . . . . .. . . .35
Description of Shares  . . . . . . . . . . . . . . . . . . . . . .  . . . .37
Portfolio Brokerage Transactions . . . . . . . . . . . . . . . . . .  . . .39
Note Ratings . . . . . . . . . . . . . . . . . . . . . . . . .  . . . . . .40
Additional Information . . . . . . . . . . . . . . . . . . . . . . .. . . .41
Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . .  . .41
Appendix - Listing of Service Providers                                    42


INVESTMENTS

INVESTMENT OBJECTIVE AND POLICIES

     The following supplements the information contained in the Prospectus concerning the investment objective, policies and techniques of the Fund. In response to adverse market, economic, political and other conditions, the Investment Adviser may make temporary investments for the Fund that are not consistent with its investment objective and principal investment strategies. Such investments may prevent the Fund from achieving its investment objective.

     The U.S. Treasury has issued Inflation-Indexed Securities ("IIS") as five-year, ten-year and thirty-year maturities. U.S. Government agencies, foreign governments and corporate issuers have also issued these types of securities. IIS may be "stripped" of their interest and principal components and purchased as separate instruments.

     U.S. Treasury IIS provide for semi-annual payments of interest and a payment of principal at maturity. Each interest payment will be adjusted up or down to take into account any inflation or deflation that occurs between the issue date of the security and the interest payment date. The principal amount of a U.S. Treasury IIS will be adjusted up at maturity to take into account the inflation that occurred between the issue date of the security and its maturity date. The repayment of principal will never be less than the original face or par amount of the security at issuance. All inflation adjustments will be based on changes in the non-seasonally adjusted U.S. City Averages All Items Consumer Price Index for All Urban Consumers, which is published monthly by the index as reported for the third preceding month. Each semi-annual payment of interest will be determined by multiplying a single fixed semi-annual payment of interest by the inflation-adjusted principal amount of the security for the date of the interest payment. Thus, although the interest rate will be fixed, the amount of each interest payment will vary with the changes in the adjusted principal of the security. These securities trade for purchases and sales with a daily inflation adjustment to their par amount.

     The inflation adjustment and the coupon interest on recently issued IIS result in a yield that approximates the nominal yield available on similar maturity U.S. Treasury securities, however this may or may not be true in the future depending on the market's projection of future inflation rates versus current inflation rates.

     The calculation of the inflation index ratio for IIS issued by the U.S. Treasury incorporates an approximate three-month lag, which may have an effect on the trading price of the securities, particularly during periods of significant, rapid changes in the inflation index. To the extent that inflation has increased during the three months prior to an interest payment, that interest payment will not be protected from the inflation increase. Further, to the extent that inflation has increased during the final three months of a security's maturity, the final value of the security will not be protected against that increase, which will negatively impact the value of the security. Additionally, there is disagreement among financial market professionals as to whether the Consumer Price Index actually reflects the true rate of inflation. If the market perceives that the adjustment mechanism of the IIS does not accurately adjust for inflation, the value of the IIS could be adversely affected. In the event of sustained deflation, the amount of the semi-annual interest payments, the inflation-adjusted principal of the security and the value of any stripped components will decrease.

     The Investment Adviser currently believes that the market for IIS will be sufficient to permit the Fund to pursue its investment objective.
However, should the market for IIS issued by the U.S. Treasury and other issuers prove less active than anticipated by the Investment Adviser, the Investment Adviser is authorized to treat such an environment as an abnormal market condition. This means that the Investment Adviser may purchase other types of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, in excess of 20% of the Fund's total assets.

     In response to adverse market, economic, political or other conditions, the Investment Adviser may make temporary investments for the Fund that are not consistent with the Fund's investment objective and principal investment strategies of the Fund. Such investments may prevent the Fund from achieving its investment objective.

Equity Investments

     Equity investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company's capital structure. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to convert. The provisions of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holder's claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holder's claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.


Hedging Strategies
     Options on Fixed Income Securities. Subject to applicable laws and regulations and solely as a hedge against changes in the market value of portfolio securities or securities intended to be purchased, put and call options on fixed income securities may be purchased for the Fund. Also subject to applicable laws and regulations and as a hedge against changes in the market value of portfolio securities or securities intended to be purchased, but also to enhance the income of the Fund, options on fixed income securities may be written for the Fund. A call option on fixed income securities gives the purchaser of the option the right to buy the underlying securities at a fixed price at any time during the option period. Similarly, a put option gives the purchaser of the option the right to sell the underlying securities at a fixed price at any time during the option period. To liquidate a put or call option position, a closing sale transaction may be made at any time prior to the expiration of the option which involves selling the option previously purchased.

     The effectiveness of purchasing options on fixed income securities as a hedging technique depends upon the extent to which price movements in the portion of the securities portfolio of the Fund being hedged correlate with price movements of the fixed income securities selected. The value of these options depends upon future movements in the level of interest rates as reflected in the price of the underlying fixed income securities before the expiration of the option. Accordingly, the successful use of options on fixed income securities for the Fund is subject to the Investment Adviser's ability to select appropriate underlying fixed income securities and to predict future interest rate movements over the short term in the overall market. Brokerage costs are incurred in the purchase of options on fixed income securities and the incorrect choice of underlying fixed income securities or an incorrect assessment of future interest rate movements may result in poorer overall performance than if such an option had not been purchased.

     The Corporation intends to write (sell) covered put and call options on optionable fixed income securities on behalf of the Fund. Call options written by the Corporation give the holder the right to buy the underlying securities during the term of the option at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund during the term of the option at a stated exercise price. Call options are covered, for example, when the Fund owns the underlying securities, and put options are covered, for example, when the Fund has established a segregated account of cash and U.S. Government securities which can be liquidated promptly to satisfy any obligation to purchase the underlying securities.
The Corporation may also write straddles (combinations of puts and calls on the same underlying security) on behalf of the Fund.

     The Fund receives a premium from writing a put or call option, which increases the Fund's gross income in the event the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship of the market price of the underlying security to the exercise price of the option and the remaining term of the option. By writing a call option, the Corporation limits the opportunity of the Fund to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Corporation assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

     The Corporation may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. It is possible, however, that illiquidity in the options markets may make it difficult from time to time for the Corporation to close out its written option positions. Also, the securities exchanges have established limitations on the number of options which may be written by an investor or group of investors acting in concert. It is not contemplated that these position limits will have any adverse impact on the Corporation's portfolio strategies.

     Futures Contracts on Fixed Income Securities. Subject to applicable laws and regulations and solely as a hedge against changes in the market value of portfolio securities or securities intended to be purchased, futures contracts on fixed income securities ("Futures Contracts") may be entered into for the Fund, although the current intention is not to do so in such a manner that more than 5% of the Fund's net assets would be at risk. For the same purpose, put and call options on interest rate futures contracts may be entered into for the Fund.

     In order to assure that the Fund is not deemed a "commodity pool" for purposes of the Commodity Exchange Act, regulations of the Commodity Futures Trading Commission ("CFTC") require that the Fund enters into transactions in futures contracts and options on futures contracts only (i) for bona fide hedging purposes (as defined in CFTC regulations), or (ii) for non-hedging purposes, provided that the aggregate initial margin and premiums on such non-hedging positions does not exceed 5% of the liquidation value of the Fund's assets.

     Futures Contracts are used to hedge against anticipated future changes in interest rates which otherwise might either adversely affect the value of securities held for the Fund or adversely affect the prices of securities which are intended to be purchased at a later date for the Fund. A Futures Contract may also be entered into to close out or offset an existing futures position.

     In general, each transaction in Futures Contracts involves the establishment of a position which is expected to move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures positions taken for the Fund would rise in value by an amount which approximately offsets the decline in value of the portion of the investment that is being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of Futures Contracts may not be achieved or a loss may be realized. There is also the risk of a potential lack of liquidity in the secondary market.

     The effectiveness of entering into Futures Contracts as a hedging technique depends upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements of the fixed income securities selected. The value of a Futures Contract depends upon future movements in the price of the fixed income securities before the closing out of the Futures Contract. Accordingly, the successful use of Futures Contracts for the Fund is subject to the Investment Adviser's ability both to select appropriate fixed income securities and to predict future price movements over the short term in those securities. The incorrect choice of fixed income securities or an incorrect assessment of future price movements over the short term in those securities may result in poorer overall performance than if a Futures Contract had not been purchased. Brokerage costs are incurred in entering into and maintaining Futures Contracts.

     When the Fund enters into a Futures Contract, it may be initially required to deposit with the custodian, in a segregated account in the name of the broker performing the transaction, an "initial margin" of cash, U.S. Government securities or other high grade short-term obligations equal to approximately 3% of the contract amount. Initial margin requirements are established by the exchanges on which Futures Contracts trade and may, from time to time, change. In addition, brokers may establish margin deposit requirements in excess of those required by the exchanges. Initial margin in futures transactions is different from margin in securities transactions in that initial margin does not involve the borrowing of funds by a broker's client but is, rather, a good faith deposit on the Futures Contract which will be returned upon the proper termination of the Futures Contract. The margin deposits made are marked to market daily and the Fund may be required to make subsequent deposits of cash or eligible securities called "variation margin", with its futures contract clearing broker, which are reflective of price fluctuations in the Futures Contract.

     Currently, interest rate Futures Contracts can be purchased on debt securities such as U.S. Treasury bills and bonds, U.S. Treasury notes with maturities between 61/2 to 10 years, GNMA certificates and bank certificates of deposit. As a purchaser of an interest rate Futures Contract, the Fund incurs an obligation to take delivery of a specified amount of the obligation underlying the contract at a specified time in the future for a specified price. As a seller of an interest rate Futures Contract, the Fund incurs an obligation to deliver the specified amount of the underlying obligation at a specified time in return for an agreed upon price.

     Exchanges may limit the amount by which the price of a Futures Contract may move on any day. If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased.

     Another risk which may arise in employing Futures Contracts to protect against the price volatility of portfolio securities is that the prices of securities subject to Futures Contracts (and thereby the Futures Contract prices) may correlate imperfectly with the behavior of the cash prices of the Fund's portfolio securities. Another such risk is that the price of the Futures Contract may not move in tandem with the change in prevailing interest rates against which the Fund seeks a hedge. An interest rate correlation may be distorted by the fact that the futures market is dominated by short-term traders seeking to profit from the difference between a contract or security price objective and their cost of borrowed funds. Such distortions are generally minor and would diminish as the contract approached maturity.

     Over-the-counter (OTC) options purchased are treated as not readily marketable.


Forward Exchange Contracts

     Foreign exchange contracts are made with currency dealers, usually large commercial banks and financial institutions. Although foreign exchange rates are volatile, foreign exchange markets are generally liquid with the equivalent of approximately $500 billion traded worldwide on a typical day.

     While the Fund may enter into foreign currency exchange transactions to reduce the risk of loss due to a decline in the value of the hedged currency, these transactions also tend to limit the potential for gain. Forward foreign exchange contracts do not eliminate fluctuations in the prices of the Fund's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline. The precise matching of the forward contract amounts and the value of the securities involved is not generally possible because the future value of such securities in foreign currencies changes as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly unlikely.

     The Investment Adviser, on behalf of the Fund, enters into forward foreign exchange contracts in order to protect the dollar value of all investments in IIS denominated in foreign currencies. The precise matching of the forward contract amounts and the value of the securities involved is not always possible because the future value of such securities in foreign currencies changes as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures.


Loans of Portfolio Securities

     Loans up to 30% of the total value of the securities of the Fund are permitted. Securities of the Fund may be loaned if such loans are secured continuously by cash or equivalent collateral or by an irrevocable letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned plus accrued income. By lending securities, the Fund's income can be increased by its continuing to receive income on the loaned securities as well as by the opportunity to receive income on the collateral. All or any portion of interest earned on invested collateral may be paid to the borrower. Loans are subject to termination by the Trust in the normal settlement time, currently three business days after notice, or by the borrower on one day's notice. Borrowed securities are returned when the loan is terminated. Any appreciation or depreciation in the market price of the borrowed securities which occurs during the term of the loan inures to the Fund and its shareholders. Reasonable finders' and custodial fees may be paid in connection with a loan. In addition, all facts and circumstances, including the creditworthiness of the borrowing financial institution, are considered before a loan is made and no loan is made in excess of one year. There is the risk that a borrowed security may not be returned to the Fund. Securities of the Fund are not loaned to Brown Brothers Harriman or to any affiliate of the Trust or Brown Brothers Harriman.

When-Issued and Delayed Delivery Securities

     Securities may be purchased for the Fund on a when-issued or delayed delivery basis. For example, delivery and payment may take place a month or more after the date of the transaction. The purchase price and the interest rate payable on the securities, if any, are fixed on the transaction date. The securities so purchased are subject to market fluctuation and no income accrues to the Fund until delivery and payment take place. At the time the commitment to purchase securities for the Fund on a when-issued or delayed delivery basis is made, the transaction is recorded and thereafter the value of such securities are reflected each day in determining the Fund's NAV. At the time of its acquisition, a when-issued or delayed delivery security may be valued at less than the purchase price. On delivery dates for such transactions, such obligations are met from maturities or sales of securities and/or from cash flow. If the right to acquire a when-issued or delayed delivery security is disposed of prior to its acquisition, the Fund could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. When-issued or delayed delivery commitments for the Fund may not be entered into if such commitments exceed in the aggregate 15% of the market value of the Fund's total assets, less liabilities other than the obligations created by when-issued or delayed delivery commitments.

U.S. GOVERNMENT SECURITIES

     These securities are issued or guaranteed by the U.S. government, its agencies or instrumentalities and may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, it may not be possible to assert a claim against the United States itself in the event the agency or instrumentality issuing or guaranteeing the security for ultimate repayment does not meet its commitments. Securities that are not backed by the full faith and credit of the United States include, but are not limited to, securities of the Tennessee Valley Authority, the Federal National Mortgage Association, the Federal Farm Credit System, the Federal Home Loan Banks and the Federal Home Loan Mortgage Trust. Securities that are backed by the full faith and credit of the United States include Treasury bills, Treasury notes, Treasury bonds and pass through obligations of the Government National Mortgage Association, the Farmers Home Administration and the Export-Import Bank. There is no percentage limitation with respect to investments in U.S. government securities.


Mortgage-Backed Securities

     Assets of the Fund also include mortgage-backed securities (MBS) which are issued by, or are collateralized by securities guaranteed by, the U.S. Government, its agencies or instrumentalities. These securities represent an undivided interest in a pool of residential mortgages. These securities, including those issued by GNMA, FNMA and FHLMC, provide investors with payments consisting of both interest and principal as the mortgages in the underlying pools are repaid. Unlike conventional bonds, MBS pay back principal over the life of the MBS rather than at maturity. Thus, a holder of the MBS, such as the Fund, would receive monthly scheduled payments of principal and interest and may receive unscheduled principal prepayments representing payments on the underlying mortgages. At the time the Fund reinvests the scheduled principal payments and any unscheduled prepayment of principal that it receives, the Fund may receive a rate of interest which is higher or lower than the rate of interest paid on the existing MBS, thus affecting the yield of the Fund.

Asset-Backed Securities
      Asset-backed securities represent interests in pools of loans (generally unrelated to mortgage loans). Interest and principal payments ultimately depend on payment of the underlying loans by individuals, although the securities may be supported by letters of credit or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement.

Bank Obligations

     Assets of the Fund may be invested in U.S. dollar-denominated negotiable certificates of deposit, fixed time deposits and bankers acceptances of banks, savings and loan associations and savings banks organized under the laws of the United States or any state thereof, including obligations of non-U.S. branches of such banks, or of non-U.S. banks or their U.S. or non-U.S. branches, provided that in each case, such bank has more than $500 million in total assets, and has an outstanding short-term debt issue rated within the highest rating category for short-term debt obligations by at least two (unless only rated by one) nationally recognized statistical rating organizations (e.g., Moody's and S&P) or, if unrated, are of comparable quality as determined by or under the direction of the Board of Trustees. See "Corporate Bond and Commercial Paper Ratings" in the Statement of Additional Information. There is no percentage limitation with respect to investments in negotiable certificates of deposit, fixed time deposits and bankers acceptances of U.S. branches of U.S. banks and U.S. branches of non-U.S. banks that are subject to the same regulation as U.S. banks. While early withdrawals are not contemplated, fixed time deposits are not readily marketable and may be subject to early withdrawal penalties, which may vary. Assets of the Fund are not invested in obligations of Brown Brothers Harriman, the Administrator, the Distributor, or in the obligations of the affiliates of any such organization or in fixed time deposits with a maturity of over seven calendar days, or in fixed time deposits with a maturity of from two business days to seven calendar days if more than 10% of the Fund's total assets would be invested in such deposits.

Repurchase Agreements

     Repurchase agreements may be entered into only with a primary dealer (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. This is an agreement in which the seller (the Lender) of a security agrees to repurchase from the Fund the security sold at a mutually agreed upon time and price. As such, it is viewed as the lending of money to the Lender. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time assets of the Fund are invested in the agreement and is not related to the coupon rate on the underlying security. The period of these repurchase agreements is usually short, from overnight to one week, and at no time are assets of the Fund invested in a repurchase agreement with a maturity of more than one year. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of one year from the effective date of the repurchase agreement. The Fund always receives as collateral securities which are issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including mortgage-backed securities). Collateral is marked to the market daily and has a market value including accrued interest at least equal to 100% of the dollar amount invested on behalf of the Fund in each agreement along with accrued interest. If the Lender defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the Lender, realization upon the collateral on behalf of the Fund may be delayed or limited in certain circumstances. A repurchase agreement with more than seven days to maturity may not be entered into for the Fund if, as a result, more than 10% of the market value of the Fund's total assets would be invested in such repurchase agreements together with any other investment being held for the Fund for which market quotations are not readily available.

Reverse Repurchase Agreements

     Reverse repurchase agreements may be entered into only with a primary dealer (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. This is an agreement in which the Trust agrees for the Fund to repurchase securities sold by it at a mutually agreed upon time and price. As such, it is viewed as the borrowing of money for the Fund. Proceeds of borrowings under reverse repurchase agreements are invested for the Fund. This is the speculative factor known as leverage. If interest rates rise during the term of a reverse repurchase agreement utilized for leverage, the value of the securities to be repurchased for the Fund as well as the value of securities purchased with the proceeds will decline.
Proceeds of a reverse repurchase transaction are not invested for a period which exceeds the duration of the reverse repurchase agreement. A reverse repurchase agreement may not be entered into for the Fund if, as a result, more than one-third of the market value of the Fund's total assets, less liabilities other than the obligations created by reverse repurchase agreements, would be engaged in reverse repurchase agreements. In the event that such agreements exceed, in the aggregate, one-third of such market value, the amount of the Fund's obligations created by reverse repurchase agreements will be reduced within three days thereafter (not including weekends and holidays) or such longer period as the SEC may prescribe, to an extent that such obligations will not exceed, in the aggregate, one-third of the market value of the Fund's assets, as defined above. A segregated account with the Custodian is established and maintained for the Fund with liquid assets in an amount at least equal to the Fund's purchase obligations under its reverse repurchase agreements. Such segregated account consists of liquid assets marked to the market daily, with additional liquid assets added when necessary to insure that at all times the value of such account is equal to the purchase obligations.

Foreign Securities

     Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:
o it is organized under the laws of, or has a principal office located in, another country;
o     the principal trading market for its securities is in another country;
   or
o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

     Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.


INVESTMENT RESTRICTIONS

     The Fund operates under the following investment restrictions which are deemed fundamental policies and may be changed only with the approval of the holders of a "majority of the Fund's outstanding voting securities" (as defined in the 1940 Act). (See "Additional Information".)

     Except that the Trust may invest all of the Fund's assets in an open-end investment company with substantially the same investment objective, policies and restrictions as the Fund, the Trust, with respect to the Fund, may not:

     (1) borrow money or mortgage or hypothecate its assets, except that in an amount not to exceed 1/3 of the current value of its net assets, it may borrow money as a temporary measure for extraordinary or emergency purposes, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money will be borrowed only from banks and only either to accommodate requests for the redemption of Fund shares while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete a portfolio security transaction or other similar situations) or, reverse repurchase agreements, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute;

     (2) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures or the purchase, ownership, holding, sale or writing of options;

     (3) underwrite securities issued by other persons except insofar as it may technically be deemed an underwriter under the Securities Act of 1933, as amended in selling a portfolio security;

     (4) make loans to other persons except (a) through the lending of its portfolio securities and provided that any such loans not exceed 30% of its net assets (taken at market value), (b) through the use of repurchase agreements or the purchase of short-term obligations and provided that not more than 10% of its net assets is invested in repurchase agreements maturing in more than seven days, or (c) by purchasing, subject to the limitation in paragraph (5) below, a portion of an issue of debt securities of types commonly distributed privately to financial institutions, for which purposes the purchase of short-term commercial paper or a portion of an issue of debt securities which is part of an issue to the public shall not be considered the making of a loan;

     (5) knowingly invest in securities which are subject to legal or contractual restrictions on resale (other than repurchase agreements maturing in not more than seven days) if, as a result thereof, more than 10% of its net assets (taken at market value) would be so invested (including repurchase agreements maturing in more than seven days);

     (6) enter into reverse repurchase agreements which, including any borrowings described in paragraph (1), exceed, in the aggregate, one-third of the market value of the Fund's total assets, less liabilities other than obligations created by reverse repurchase agreements. In the event that such agreements exceed, in the aggregate, one-third of such market value, it will, within three days thereafter (not including weekends and holidays) or such longer period as the SEC may prescribe, reduce the amount of the obligations created by reverse repurchase agreements to an extent that such obligations will not exceed, in the aggregate, one-third of the market value of its assets;

     (7) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities is reserved);

     (8) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of its net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time (it is the present intention of management to make such sales only for the purpose of deferring realization of gain or loss for federal income tax purposes; such sales would not be made of securities subject to outstanding options);

     (9) concentrate its investments in any particular industry, but if it is deemed appropriate for the achievement of its investment objective, up to 25% of its assets, at market value at the time of each investment, may be invested in any one industry, except that positions in futures or option contracts shall not be subject to this restriction;

     (10) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction;

     (11) invest more than 5% of its total assets in the securities or obligations of any one issuer (other than obligations issued by the U.S. Government, its agencies or instrumentalities); provided, however, that up to 25% of its total assets may be invested without regard to this restriction;

     (12) purchase more than 10% of all outstanding debt obligations of any one issuer (other than obligations issued by the U.S. Government, its agencies or instrumentalities).

     The Fund is classified as diversified for purposes of the 1940 Act, which means that at least 75% of the total assets is represented by cash; securities issued by the U.S. Government, its agencies or instrumentalities; and other securities limited in respect to any one issuer to an amount not greater in value than 5% of the Fund's total assets. The Fund does not purchase more than 10% of all outstanding debt obligations of any one issuer (other than obligations issued by the U.S. Government, its agencies or instrumentalities).

     Non-Fundamental Restrictions. The Fund may not as a matter of operating policy (except that the Trust may invest all of the Fund's assets in an open-end investment company with substantially the same investment objective , policies and restrictions as the Fund): (i) purchase securities of a investment company if such purchase at the time thereof would cause more than 10% of its total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers or would cause more than 3% of the outstanding voting securities of any such issuer to be held for it; (ii) invest more than 10% of its net assets (taken at the greater of cost or market value) in restricted securities; or (iii) invest less than 80% of the value of the total assets of the Fund in securities that are structured to provide protection against inflation. These policies are non-fundamental and may be changed without shareholder approval.

     Percentage and Rating Restrictions. If a percentage or rating restriction on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the portfolio securities or a later change in the rating of a portfolio security is not considered a violation of policy.

MANAGEMENT

      Information pertaining to the Trustees and executive officers of the Trust is set forth below. All of the Trustees are not "interested persons" of the Trust as defined by the 1940 Act.

------------------------------------------------------------------------------------------
Name, Birth Date   Position(s)   Term of   Principal              Number of   Other
and Address        Held with     Office#   Occupation(s) During   Funds in    Director-ships
                   Trust         and       Past 5 Years           Fund        Held by
                                 Length                           Complex     Trustee
                                 of Time                          Overseen
                                 Served                           by Trustee^
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Joseph V. Shields  Chairman of   Since     Managing Director,     10          None
Jr. Birth Date:    the Board     2005      Chairman and Chief
March 17, 1938     and Trustee             Executive Officer of
Shields & Company                          Shields & Company
140 Broadway                               (registered
New York, NY 10005                         broker-dealer and
                                           member of New York
                                           Stock Exchange);
                                           Chairman of Capital
                                           Management
                                           Associates, Inc.
                                           (registered
                                           investment adviser);
                                           Vice Chairman and
                                           Trustee of New York
                                           Racing Association;
                                           Director of Flowers
                                           Industries, Inc.
                                           (diversified food
                                           company).

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Eugene P. Beard    Trustee       Since     Chairman and CEO of    10          Director
Birth Date: March                2005      Wesport Asset Fund,                of Old
17, 1935                                   Inc.                               Westbury
The Interpublic                                                               Funds
Group of
Companies, Inc.
372 Danbury, Road
2nd Floor,
Wilton, CT
06897-2530
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Richard L.         Trustee       Since     Retired; Director of   10          None
Carpenter                        2005      Investments,
Birth Date: March                          Pennsylvania Public
17, 1933                                   School Employees'
10820 North La                             Retirement System
Quinta Drive,                              (until December 1997).
Tucson, AZ 85737
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
David P. Feldman   Trustee       Since     Retired; Chairman and  10          Director
Birth Date:                      2005      CEO of AT&T                        of Dreyfus
November 16, 1939                          Investment Management              Mutual
3 Tall Oaks Drive                          Corporation (until                 Funds (59
Warren, NJ 07059                           May 1997); Director                Funds)
                                           of Jeffrey Co. (1992
                                           to present); Director
                                           of QMED (1999 -
                                           present).

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Alan G. Lowy       Trustee       Since     Private Investor.      10          None
Birth Date: April                2005
17, 1939
4111 Clear Valley
Drive
Encino, CA 91436
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Arthur D.          Trustee       Since     Retired; Executive     10          None
Miltenberger                     2005      Vice President and
Birth Date:                                Chief Financial
November 8, 1938                           Officer of Richard K.
503 Darlington                             Mellon and Sons
Road                                       (until June 1998);
Ligonier, PA 15658                         Vice President and
                                           Treasurer of Richard
                                           King Mellon
                                           Foundation (until
                                           June 1998); Trustee,
                                           R.K. Mellon Family
                                           Trusts (1981 - June
                                           2003); General
                                           Partner, Mellon
                                           Family Investment
                                           Company IV, V and VI;
                                           and Director of
                                           Aerostructures
                                           Corporation (aircraft
                                           manufacturer) (1996 -
                                           July 2003).

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Officers
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
John A. Nielsen    President     Since     President of the       N/A         Director
                                 2005      Trust, and the BBH                 of BBH
Birth Date:                                U.S. Money Market                  Trust
July 15, 1943                              Portfolio; He joined               Company
140 Broadway New                           Brown Brothers
York, NY 10005                             Harriman & Co. ("BBH
                                           & Co.") in 1968 and
                                           has been a Partner of
                                           the firm since 1987.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Nancy D. Osborn    Principal     Since     Principal Financial    N/A         N/A
Birth Date: May    Financial     2005      Officer Assistant
4, 1966            Officer                 Secretary and
140 Broadway       Assistant               Treasurer to the
New York, NY 10005 Secretary               Trust, and the BBH
                   and                     U.S. Money Market
                   Treasurer,              Portfolio; Assistant
                                           Vice President of BBH
                                           & Co. since March
                                           2003; Associate, BBH
                                           & Co. (April 1996 -
                                           March 2003).
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Michael F. Hogan   Chief         Since     Chief Compliance      N/A         N/A
                   Compliance    2005      Officer to the BBH
Birth Date:        Officer                 Trust and the BBH
January 25, 1963                           U.S. Money Market
                                           Portfolio; Senior
50 Milk Street                             Vice President of
Boston, MA 02109                           BBH & Co. since
                                           September 1994;
                                           Joined BBH & Co. in
                                           1985.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Gail C. Jones      Secretary     Since     Secretary of the       N/A         N/A
Birth Date:                      2005      Trust, and the BBH
October 26, 1953                           U.S. Money Market
1001 Liberty                               Portfolio; Counsel,
Avenue                                     ReedSmith, LLP (since
Pittsburgh, PA                             October 2002);
15222-3779                                 Corporate Counsel
                                           (January 1997 to
                                           September 2002) and
                                           Vice President
                                           January 1999 to
                                           September 2002 of
                                           Federated Services
                                           Company.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Judith J. Mackin   Vice          Since     Vice President of the  N/A         N/A
Birth Date:        President     2005      Trust, and the BBH
May 30, 1960                               U.S. Money Market
1001 Liberty                               Portfolio; Vice
Avenue,                                    President of
Pittsburgh, PA                             Federated Services
15222-3779                                 Company (since
                                           November 1997).
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Victor R. Siclari  Assistant     Since     Assistant Secretary    N/A         N/A
Birth Date:        Secretary     2005      of the Trust, and the
November 17, 1961                          BBH U.S. Money Market
1001 Liberty                               Portfolio; Partner,
Avenue                                     ReedSmith, LLP (since
Pittsburgh, PA                             October 2002); Vice
15222-3779                                 President (March 1996
                                           - September 2002) and
                                           Senior Corporate
                                           Counsel of Federated
                                           Investors, Inc. (July
                                           1998 - September
                                           2002).
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
John C. Smith      Assistant     Since     Assistant Treasurer    N/A         N/A
Birth Date:        Treasurer     2005      of the Trust, and the
August 2, 1965                             BBH U.S. Money Market
50 Milk Street                             Portfolio; Assistant
Boston, MA 02109                           Vice President (since
                                           September 2001),
--
                                           Associate (September
                                           2000-August 2001);
                                           and Senior Analyst of
                                           BBH & Co. (June 1999
                                           - August 2000).
------------------------------------------------------------------------------------------

# Each Trustee of the Trust holds office until he or she attains the age of 70 (72, in the case of Trustees who were elected as such before January 1, 2000), or until he or she sooner dies, resigns or is removed from office in accordance with the provisions of the Trust's Declaration of Trust.
   All officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust's By-laws).

^ The Fund Complex consists of the Trust and the BBH U.S. Money Market Portfolio. The Trust, which has nine series (including the Fund), are each counted as one "fund" for purposes of this table.


BOARD OF TRUSTEES
      The Trust's Trustees, in addition to supervising the actions of the Trust's Investment Adviser, the Administrator and the Distributor, as set forth below, decide upon matters of general policy with respect to the Trust. The Board meets at least quarterly to review the investment performance of the Fund and other operational matters, including policies and procedures designed to promote compliance with various regulatory requirements. At least annually, the Trustees of the Trust review the fees paid to the Investment Adviser for investment advisory services, and evaluate, among other things, the quality of such services and comparative fee information with respect to similar investment companies. The Trustees are assisted in this process by independent legal counsel.

      The Trustees (except Mr. Shields) serve on an Audit Committee that selects the independent public accounts for the Fund and review accounting policies and controls.
      Messrs. Shields, Feldman and Carpenter serve on a Valuation Committee for the Fund that meets on an as-needed basis (and in any event not less frequently than monthly) to determine the "fair value" of any security for which market quotations are not readily available.

Trustee Equity Ownership as of 12/31/05

---------------------------------------------------------------------------
Name of Trustee           Dollar Range of Equity   Aggregate Dollar Range
                          Securities in Fund       of Equity Securities
                                                   in All Registered
                                                   Investment Companies
                                                   Overseen by Trustee in
                                                   Family of Investment
                                                   Companies
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Eugene P. Beard           N/A                      N/A
---------------------------------------------------------------------------
---------------------------------------------------------------------------
David P. Feldman          N/A                      N/A
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Alan G. Lowy              N/A                      N/A
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Arthur D. Miltenberger    N/A                      N/A
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Richard L. Carpenter      N/A                      N/A
---------------------------------------------------------------------------

COMPENSATION

      E Each Trustee of the Trust receives a base annual fee of $40,000 and such base annual fee is allocated among all series of the Trust and the BBH U.S. Money Market Portfolio, (in each case, based upon their respective net assets). The Chairman of the Board (Mr. Shields) and the Chairman of the Audit Committee (Mr. Miltenberger) receive an additional compensation of $10,000 and $5,000 per year, respectively. In addition, each Trustee receives an additional fee of $2,000 for attending each special Board meeting (meetings of the Board other than the regularly scheduled quarterly Board meetings).
      Trustee Compensation for the Calendar Year Ended 12/31/05*

-------------------------------------------------------------------------------
Name of         Aggregate      Pension or     Estimated        Total
Person,         Compensation   Retirement     Annual Benefits  Compensation
Position        from Fund      Benefits       upon Retirement  from Fund
                               Accrued as                      Complex^ paid
                               Part of Fund                    to Trustee
                               Expenses
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Joseph V. Shields,    $3,387         None           None          $50,000
Jr., Director
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Eugene P. Beard,      $2,719         None           None          $40,000
Director
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Richard L.            $2,714         None           None          $40,000
Carpenter, Director
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
David P. Feldman,     $2,714         None           None          $40,000
Director
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Alan G. Lowy,         $2,719         None           None          $40,000
Director
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Arthur D.             $3,056         None           None          $45,000
Miltenberger,
Director
-------------------------------------------------------------------------------
* Compensation shown was for services rendered on behalf of the Predecessor
Fund.

^ Because the Fund is a new portfolio of the Trust, Trustee compensation has not yet been earned and will be reported following the Fund's next fiscal year.

Because of the services rendered to the Trust by the Investment Adviser and the Administrators, the Trust requires no employees other than its Officers, and the Officers receive no compensation from the Trust or the Fund.

CODE OF ETHICS

The Trust, the Investment Adviser and the Distributor (each as described below) have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act. Each code of ethics permits affected personnel to invest in securities, including securities that may be purchased or held by the Fund. However, the codes of ethics contain provisions reasonably designed to identify and address potential conflicts of interest between personal investment activities and the interests of the Fund. Of course, there can be no assurance that the codes of ethics will be effective in identifying and addressing all conflicts of interest relating to personal securities transactions. The code of ethics of the Trust, the Investment Adviser and the Distributor are on file with the SEC.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

     The Board has delegated to the Investment Adviser authority to vote proxies on the securities held in the Fund's portfolios. The Board has also approved the Investment Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Polices

     The Investment Adviser generally will cast in favor of proposals that maintain or strengthen the shared interests of shareholders and management; increase shareholder value; maintain or increase shareholder influence over the issuer's board of directors and management; and maintain or increase the rights of shareholders.

     The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors. However, whether the Investment Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

The Investment Adviser will generally vote for proposals to:

o Declassify the board of directors and require annual election of directors
o Require auditor independence where availability of independent candidates is reasonable
o     Ensure shareholders' right to confidential voting
o     Require shareholder vote on any future poison pill
o     Removal of super-majority vote requirements
o     Change to a simple majority vote for shareholders
o     Restrict charitable contributions
o Prevent a company from soliciting/influencing employees' political contributions
o Convert traditional stock option plans to performance-indexed/benchmarked/indexed-based stock option plans
o     Review link between stock option compensation and performance
o     Issue reverse stock splits
o     Repurchase shares when deemed appropriate by management
o     Declare dividends when deemed appropriate by management
o     Appoint external independent auditors
o     Deliver annual reports
o Adjust executive performance-based incentive compensation to exclude non-recurring or non-operating income from the calculation
o Expense stock options on income statement/exceed the requirements of SFAS 123/provide more detailed reporting of stock option accounting.

The Investment Adviser will generally vote against proposals to do the following when the company is in compliance with existing regulation:

o     Classify/stagger the election of directors
o Require adoption of a workplace/vendor code of conduct based on international conventions or require additional reporting
o     Environmental reporting, restrictions or requirements
o     Disclose strategic development planning
o Socially-responsible criteria/social performance/human capital development/employee satisfaction criteria in executive compensation
o     Modify existing Equal Employment Opportunity policy language
o     Specifically restrain international lending practices
o     Require social/environmental/community "sustainability" reports
o Restrict, label, prohibit, require shareholder approval of genetically modified foods or products/activities containing specific chemicals/environmental agents
o     Require specific pension plan offerings for employees
o Restrict or require reporting on political contributions/political lobbying/employees who serve in a governmental capacity
o     Require cumulative voting
o     Impose pharmaceutical price caps/ceilings
o     Initiate or renew poison pills (shareholder rights plans)
o     Reprice stock options
o     Require geographic rotation of annual meetings
o Dictate company activities or require additional reporting regarding military activities/weaponization of space
o     Require a company to pay/increase a dividend or dictate use of cash flow
o Require reporting on anti-predatory lending practices or linking anti-predatory lending practices to executive compensation
o     Form a separate board committee to review sub-prime lending
o Nominate a "wage roll employee" or any other specific category of person to the board
o     Require reporting of cell-phone related accidents
o Require additional tobacco warnings/smoke-free restaurants and facilities
o     Restrict investment in tobacco, alcohol, gambling or other stocks
o     Require additional reporting or rules concerning animal rights
o     Conversion from closed-end fund to open-end fund
o     Prohibit privatization/require reports on prohibiting privatization
o     Establish a shareholder matching gift plan
o     Link executive compensation to workforce/employee hiring trends
o     Require a fixed date for annual meetings
o     Require additional special reporting about advertising practices
o Issue new shares (stock split) when the proposed new total number of shares is greater than 2 1/2 times the currently outstanding number of shares (10% for international companies, unless use of funds is specified).

The Investment Adviser will review the following types of proposals on a case-by-case basis:

o     Executive severance and compensation arrangements
o     Requirements to hire a proxy voting firm
o     Women/minorities on the board of directors
o     Multiple candidates for the board of directors
o     Composition of the board of directors
o     Independent nominating committee of the board of directors
o     Non-discrimination on the basis of sexual preference
o     Suspension or cancellation of restricted stock program
o     Cap on non-audit fees for auditor
o     Term limits
o     Board committee to review conflicts of interest
o     State of incorporation
o     Separation of role of Chairperson and CEO
o     Require independent chairperson
o     All take over bids

The Investment Adviser will abstain from voting on an increase of Rule 12b-1 fees for open-end mutual funds.

Proxy Voting Procedures

     The Investment Adviser has formed a Proxy Review Committee (PRC) to exercise all voting discretion in accordance with the proxy voting policies. The PRC is chaired by a senior investment management portfolio manager who oversees proxy review procedures and opinions. All members of the PRC are investment management employees who are Series 7 and 66 registered, except that there shall be at least one member who is an officer of Brown Brothers Harriman Trust Company. An investment management partner also oversees the activities of the PRC and is consulted on complex proxy issues and general PRC guidelines. In addition, the PRC will consult with a buy-side equity analyst of the Investment Adviser who follows a particular company on certain significant proposals concerning that company, such as mergers. Casting of votes will be performed and recorded by the Investment Adviser's Investment Management Services Proxy Processing Group (IMS) as directed by the PRC. All voting decisions by the PRC will be documented together with the committee's reasoning as to how they arrived at their vote.

Conflicts of Interest

     The Investment Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Investment Adviser. This may occur when a significant business relationship exists between the Investment Adviser (or its affiliates) and a company involved with a proxy vote. The PRC Chairperson will identify and document known potential or existing conflicts. Once identified, the Chairperson will document the reasons why such voting action should be taken. Additionally, if a member of the PRC becomes conflicted with a proxy voting matter, either directly or indirectly, or through association with that PRC member's business line, he or she must inform the Chairperson of the PRC of their conflicted status and document how and why that individual reached a conflicted status. This record will then be maintained by the IMS as part of the voting record. The conflicted PRC member will then become restricted to voting in the conflicted proxy matter and the Chairperson in charge of the PRC will assign another unrestricted individual to vote on that proxy matter. If the conflict covers all members of the PRC then the Chairperson of the PRC will document the PRC's decision on how to vote the conflicted proxies. In the event of a conflict of interest that is deemed to be irreconcilable by the Chairperson of the PRC, the Chairperson will review the conflict with either the Chairman of the Fund's Board of Trustees or the Chairman of the Audit Committee. The voting record on conflicted proxies will be reviewed by the Investment Adviser's Compliance Department for completeness of the documentation.

Proxy Voting Report

     A report on "Form N-PX" of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available through BBH's website. Go to www.bbhfunds.com; select "Online Literature/Holdings Report" to access the link to Form N-PX.


Portfolio Holdings Information
      Information concerning the Fund's portfolio holdings is available on the BBH website at www.bbhfunds.com. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website approximately 15 days after the end of the month and remains posted until replaced by the information for the succeeding month.

      You may also access from the "Online Literature/Holdings Report" section of the website portfolio information as of the end of each of the Fund's fiscal quarters. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

      Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies.

      The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Fund and subsequent approval by the Fund's Board of Trustees. The furnishing of nonpublic portfolio holdings information to a third party will be approved only if it is deemed to be in the best interests of the Fund and its shareholders. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Adviser and its affiliates, the following procedures apply. No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information. Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished.

INVESTMENT ADVISER

      Under an Investment Advisory Agreement with the Trust, subject to the general supervision of the Trust's Trustees and in conformance with the stated policies of the Fund, Brown Brothers Harriman provides investment advice and portfolio management services to the Fund. In this regard, it is the responsibility of Brown Brothers Harriman to make the day-to-day investment decisions for the Fund, to place the purchase and sale orders for portfolio transactions of the Fund, and to manage, generally, the investments of the Fund.

     The Investment Advisory Agreement between Brown Brothers Harriman and the Trust is dated XXXXXXXXXXX and remains in effect for two years from such date and thereafter, but only as long as the agreement is specifically approved at least annually (i) by a vote of the holders of a "majority of the Fund's outstanding voting securities" (as defined in the 1940 Act) or by the Trust's Trustees, and (ii) by a vote of a majority of the Trustees of the Trust who are not parties to the Investment Advisory Agreement or "interested persons" (as defined in the 1940 Act) of the Trust ("Independent Trustees") cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement terminates automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Trustees of the Trust, or by a vote of the holders of a "majority of the Fund's outstanding voting securities" (as defined in the 1940 Act) on 60 days' written notice to Brown Brothers Harriman and by Brown Brothers Harriman on 90 days' written notice to the Trust. (See "Additional Information".)

      The investment advisory fee paid to the Investment Adviser is calculated daily and paid monthly at an annual rate equal to 0.65% of the average daily net assets of the Fund. For the fiscal years ended October 31, 2004, 2003 and 2002, the Fund incurred $1,147,264, $268,258, and $386,819, respectively, for advisory services. Compensation shown was for services rendered on behalf of the Predecessor Fund.

      The investment advisory services of Brown Brothers Harriman to the Fund are not exclusive under the terms of the Investment Advisory Agreement.
Brown Brothers Harriman is free to and does render investment advisory services to others, including other registered investment companies.

      Pursuant to a license agreement between the Trust and Brown Brothers Harriman dated XXXXXXXXXXXXXXXX, the Trust may use "BBH" in its name. The agreement may be terminated by Brown Brothers Harriman at any time upon written notice to the Trust upon the expiration or earlier termination of any investment advisory agreement between a Fund or any investment company in which a series of the Trust invests all of its assets and Brown Brothers Harriman Termination of the agreement would require the Trust to change its name and the name of the Fund to eliminate all references to BBH.


Approval of Investment Advisory Agreement

At a meeting held on December xx, 2005, the Board of Trustees (the "Board") of BBH Trust (the "Trust"), unanimously approved the Investment Advisory Agreement (the "IA Agreement") between the Trust and Brown Brothers Harriman & Co. ("BBH") for an initial two-year term. The following is a summary of the factors the Board took into consideration in making its determination to approve the renewal of the IA Agreement.

Nature, extent and quality of services provided by BBH

The Board noted that, under the IA Agreement in respect of each Fund, BBH, subject to the supervision of the Board, is responsible for providing a continuous investment program and, for each Fund other than the International Fund, makes purchases and sales of portfolio securities consistent with the Fund's investment objective and policies.

The Board considered the scope and quality of services provided by BBH under the IA Agreement and noted that the scope of services provided had expanded over time, primarily, as a result of regulatory developments. The Board noted that, for example, BBH is responsible for maintaining and monitoring its own and, to varying degrees, the Funds' compliance program, and these compliance programs have recently been refined and enhanced in light of new regulatory requirements. The Board considered the quality of the investment research capabilities of BBH and the other resources it has dedicated to performing services for the Funds. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to each of the Funds under the IA Agreement.

Costs of Services Provided and Profitability to BBH

At the request of the Board, BBH provided information concerning the profitability of BBH's investment company advisory and other fees and its statement of condition for the recent period and as of XXXXXX, respectively. The Board also reviewed BBH's profitability data for each Fund, which also included the effect of revenue generated by the shareholder servicing, administration, custody and other fees paid by a Fund. The Board noted that most beneficial owners of the Funds' shares are holding these shares in the context of an overall investment management program for which BBH is the adviser and for which BBH charges an investment management fee. Since BBH excludes the assets in the Funds when calculating its advisory fees for its clients, the Board agreed that it is appropriate in an analysis of Fund profitability to reduce the advisory fees for the Funds by the advisory fees that otherwise would have been earned by BBH on the assets involved.

The Board discussed the difficulty of making comparisons of profitability from fund advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser's capital structure and cost of capital. In considering profitability information, the Board considered the effect of fall-out benefits on BBH's expenses, as well as the "revenue sharing" arrangements BBH has entered into with certain entities that distribute shares of the Funds. The Board focused on profitability of BBH's relationships with the Funds before taxes and distribution expenses. The Board concluded that it was satisfied that BBH's level of profitability from its relationship with each Fund was not excessive.

The Board also considered the advisory fees of each Fund in comparison to the fees of comparable funds. The Board recognized that the expense ratios for the Funds potentially reflected on BBH's provision of services, as BBH is directly the provider of substantial services and coordinates services provided to the Fund by others. The Board took note of situations in which BBH waived its management fee or reimbursed a Fund's expenses.

Fall-Out Benefits

The Board considered that BBH did not allocate the Funds' portfolio transactions for third party research, although it did benefit from proprietary research received from brokers that execute the Funds' purchases and sales of securities. The Board recognized that the aggregate amount of commissions generated by Fund transactions was unlikely to result in the Funds receiving from full service broker dealers substantial discounts on commission rates. The Board received and reviewed information concerning BBH's policies with respect to allocating portfolio brokerage.

The Board also considered that BBH receives shareholder servicing fees from certain funds, and is the Funds' administrator, custodian and securities lending agent. The Board noted that BBH retained no portion of the 12b-1 fees paid by a Fund that operated with a plan. The Board recognized that BBH's profitability would be somewhat lower if it did not receive proprietary research for commissions or, if it did not receive the other benefits described above.

The Board recognized that most Fund shareholders were also BBH clients, and that substantial assets are invested in the Funds as a result of an overall investment management program for the shareholder. The Board noted that the Funds also derive reputational and other benefits from their association with BBH and their use of the BBH name, which is licensed to the Funds by BBH. Thus, the Board did not believe that BBH revenues associated with its clients should be fairly regarded as "fallout" benefit from the Funds.

Economies of Scale

The Board noted that the Funds' advisory fee schedules do not contain breakpoints. As a result, if assets increase, the fee rates would not be reduced on the incremental assets. There may be other economies of scale because many expenses did not rise (and fall) proportionally to increases (and decreases) in total net assets. The Board noted that BBH had priced the advisory services in recognition of the fact that it was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of advisory service and total expenses for each Fund were fair and reasonable. Consequently, the advisory fees are in the range of institutional separate account fees, which is to say substantially below, even taking into account the BBH administration fees, typical mutual fund fees. In addition, the Board noted that BBH had supported and continued to support certain Funds through fee waivers and expense reimbursements. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. In light of the Fund's current size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints.

Investment Results
The Board considered the investment results of each of the Funds as compared to investment companies with its peers and with one or more selected securities indices. In addition to the information received by the Board for the meeting, the Board received detailed performance information for each Fund at each regular Board meeting during the year. At the meeting, the Board reviewed information showing performance of each Fund compared to the peers generally over the 1-, 3-, 5- and since inception periods and compared to one or more securities indices over comparable periods.

The following factors specific to the Fund also were noted and considered by the Board in deciding to approve the continuation of the IA Agreements:

{To come)

Advisory Fee Rate

The Board considered the advisory fee rate paid by each Fund to BBH. The Board recognized that it is difficult to make comparisons of these fees, and combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds.

BBH also manages accounts for institutional clients with investment objectives similar to those of certain Funds. The fee rates payable by the BBH's institutional clients are generally comparable although occasionally lower, than the rates paid by the Funds. BBH reviewed with the Board the significant differences in the scope of services that BBH provides to institutional clients and to the Funds through both the IA and Administration Agreements (the "Admin. Agreements"). For example, BBH provides, among other things, officers (including the Funds' Chief Compliance Officer and officers to provide required certifications) and administrative services, such as shareholder communications, and tax compliance, with the attendant costs and exposure to liability. BBH also coordinates the provision of services to the Funds by nonaffiliated service providers. These services normally are not provided to non investment company clients, and fees charged to the Funds reflect the costs and risks of the additional obligations. The Board also noted that since the Funds are constantly issuing and redeeming their shares, they are more difficult to manage than an institutional account, where the assets are relatively stable. Accordingly, the Board did not place significant weight on these fee comparisons.

PORTFOLIO MANAGER INFORMATION (To be filed by Amendment)
The following information about the Fund's Portfolio Manager is provided as of the end of the Fund's most recently completed fiscal year.

                                   Total Number of
 Other Accounts Managed by                   Other
 Glen E. Baker                   Accounts Managed/
                                     Total Assets*
 Registered Investment                      # / $0
 Companies
 Other Pooled Investment                    # / $0
 Vehicles
 Other Accounts                             # / $0
* None of the Accounts has an advisory fee that is based on the performance of the account.
------------------------------------------------------------------------------
Dollar value range of shares owned in the Fund: none.



                                   Total Number of
 Other Accounts Managed by                   Other
 James J. Evans                  Accounts Managed/
                                     Total Assets*
 Registered Investment                      # / $0
 Companies
 Other Pooled Investment                    # / $0
 Vehicles
 Other Accounts                             # / $0
* None of the Accounts has an advisory fee that is based on the performance of the account.
------------------------------------------------------------------------------
Dollar value range of shares owned in the Fund: none.

                                   Total Number of
 Other Accounts Managed by                   Other
 Jeffery A. Schoenfield          Accounts Managed/
                                     Total Assets*
 Registered Investment                      # / $0
 Companies
 Other Pooled Investment                    # / $0
 Vehicles
 Other Accounts                             # / $0
* None of the Accounts has an advisory fee that is based on the performance of the account.
------------------------------------------------------------------------------
Dollar value range of shares owned in the Fund: none.

                                   Total Number of
 Other Accounts Managed by                   Other
 Gregory S. Steier               Accounts Managed/
                                     Total Assets*
 Registered Investment                      # / $0
 Companies
 Other Pooled Investment                    # / $0
 Vehicles
 Other Accounts                             # / $0
* None of the Accounts has an advisory fee that is based on the performance of the account.
------------------------------------------------------------------------------
Dollar value range of shares owned in the Fund: none.



Compensation Structure (To come)


Conflicts of Interest
As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars").
The Advisor has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, the Advisor monitors a variety of areas, including compliance with account investment guidelines, the inclusion only of securities approved for purchase by the Advisor's Fixed Income Credit Committee, and compliance with the Advisor's Code of Ethics. Finally, the Advisor has structured the portfolio managers' compensation in a manner, and the Funds have adopted policies and procedures, reasonably designed to safeguard a Fund from being negatively affected as a result of any such potential conflicts.


ADMINISTRATORS
      Brown Brothers Harriman Trust Company, LLC (the "Administrator") acts as Administrator for the Trust. Brown Brothers Harriman Trust Company, LLC is a wholly-owned subsidiary of Brown Brothers Harriman.
     In its capacity as Administrator, Brown Brothers Harriman Trust Company, LLC administers all aspects of the Trust's operations subject to the supervision of the Trust's Trustees except as set forth below under "Distributor". In connection with its responsibilities as Administrator and at its own expense, Brown Brothers Harriman Trust Company, LLC (i) provides the Trust with the services of persons competent to perform such supervisory, administrative and clerical functions as are necessary in order to provide effective administration of the Trust, including the maintenance of certain books and records; (ii) oversees the performance of administrative and professional services to the Trust by others, including the Fund's Custodian, Transfer and Dividend Disbursing Agent; (iii) provides the Trust with adequate office space and communications and other facilities; and (iv) prepares and/or arranges for the preparation, but does not pay for, the periodic updating of the Trust's registration statement and the Funds' prospectuses, the printing of such documents for the purpose of filings with the SEC and state securities administrators, and the preparation of tax returns for the Funds and reports to the Funds' shareholders and the SEC.
      The Administration Agreement between the Trust and Brown Brothers Harriman Trust Company, LLC (dated XXXXXXXXXX) will remain in effect for two years from such date and thereafter, but only so long as such agreement is specifically approved at least annually in the same manner as the Investment Advisory Agreement (see "Investment Adviser"). The Independent Trustees most recently approved the Trust's Administration Agreement on December xx, 2005. The agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Trustees of the Trust, or by a vote of the holders of a "majority of the Trust's outstanding voting securities" (as defined in the 1940 Act).
(See "Additional Information"). The Administration Agreement is terminable by the Trustees of the Trust or shareholders of the Trust on 60 days' written notice to Brown Brothers Harriman Trust Company, LLC and by Brown Brothers Harriman Trust Company, LLC on 90 days' written notice to the Trust.

      The administrative fee payable to Brown Brothers Harriman Trust Company, LLC from the Fund is calculated daily and payable monthly at an annual rate equal to 0.125% of the Fund's average daily net assets. For the fiscal years ended October 31, 2004, 2003 and 2002, the Fund incurred $458,906, $371,612 and $154,728, respectively, for administrative services. Compensation shown was for services rendered on behalf of the Predecessor Fund.

Pursuant to separate Sub-administrative Services Agreements between Brown Brothers Harriman Trust Company, LLC and each of Federated Services Company ("Federated") and Brown Brothers Harriman & Co. (each, a "Sub-administrator"), the Sub-administrators perform such sub-administrative duties for the Fund as are from time to time agreed upon by Brown Brothers Harriman Trust Company, LLC and each Sub-administrator. The offices of Federated are located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. The offices of Brown Brothers Harriman & Co. are located at 140 Broadway, New York, New York 10005. The Sub-administrators' duties may include, but are not necessarily limited to, providing equipment and clerical personnel necessary for maintaining the organization of the Fund, participating in the preparation of documents required for compliance by the Fund with applicable laws and regulations, preparing certain documents in connection with meetings of Trustees and shareholders of the Fund, and other functions that would otherwise be performed by Brown Brothers Harriman Trust Company, LLC as set forth above. For performing such sub-administrative services, each Sub-administrator receives such compensation from Brown Brothers Harriman Trust Company, LLC as is from time to time agreed to between Brown Brothers Harriman Trust Company, LLC and each Sub-administrator, which fees, in the aggregate, may not exceed the amount paid to Brown Brothers Harriman Trust Company, LLC by the Fund.

DISTRIBUTOR
      Effective XXXXXXXX, Southpoint Distribution Services, Inc. ("Southpoint ") serves as exclusive Distributor of the Fund's shares. Its offices are located at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. The Distributor's Agreement dated as of XXXXXXXXXXXXXXX between the Trust and Southpoint remains in effect for two years from the date of its execution and thereafter, but only so long as the continuance of the agreement is specifically approved at least annually in conformity with the requirements of the 1940 Act. The agreement terminates automatically in the event of its assignment, and may be terminated (i) with respect to the Funds, at any time, without penalty, by the Board of Trustees of the Trust or by a vote of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Funds on not more than ninety (90) days' written notice to Southpoint, and (ii) by Southpoint on ninety (90) days' written notice to the Trust.

SHAREHOLDER SERVICING AGENT
      A shareholder servicing agreement with Brown Brothers Harriman pursuant to which Brown Brothers Harriman, as shareholder servicing agent for the Trust with respect to the Fund's Class N shares, among other things: answers inquiries from shareholders of and prospective investors in Class N shares of the Fund regarding account status and history, the manner in which purchases and redemptions of Fund shares may be effected and certain other matters pertaining to the Fund; assists shareholders of and prospective investors in the Fund in designating and changing dividend options, account designations and addresses; and provides such other related services as the Trust or a shareholder of or prospective investor in Class N shares of the Fund may reasonably request. For these services, Brown Brothers Harriman receives from the Fund an annual fee, computed daily and payable monthly, equal to 0.25% of the Fund's average daily net assets represented by Class N shares owned during the period for which payment was being made by shareholders who did not hold their account with a eligible institution.

FINANCIAL INTERMEDIARIES
      From time to time, the Fund and/or its Shareholder Servicing Agent enter into contracts with banks, brokers and other financial intermediaries ("Financial Intermediaries") pursuant to which a customer of the Financial Intermediary may place purchase orders for Class N shares of the Fund through that Financial Intermediary, which holds such shares in its name on behalf of that customer. Pursuant to such contract, each Financial Intermediary as agent with respect to shareholders of and prospective investors in Class N shares of the Fund who are customers of that Financial Intermediary, among other things: provides necessary personnel and facilities to establish and maintain certain shareholder accounts and records enabling it to hold, as agent, its customer's shares in its name or its nominee name on the shareholder records of the Trust; assists in processing purchase and redemption transactions; arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem Class N shares of the Fund; provides periodic statements showing a customer's account balance and, to the extent practicable, integrates such information with information concerning other customer transactions otherwise effected with or through it; furnishes, either separately or on an integrated basis with other reports sent to a customer, monthly and annual statements and confirmations of all purchases and redemptions of Class N shares in a customer's account; transmits proxy statements, annual reports, updated prospectuses and other communications from the Trust to its customers; and receives, tabulates and transmits to the Trust proxies executed by its customers with respect to meetings of Class N shareholders of the Fund. A Financial Intermediary may designate other intermediaries to accept purchase and redemption orders for Class N shares. Customer orders are priced at the NAV for Class N shares next determined after such order has been accepted by such customer's Financial Intermediary or its authorized designee. The Fund will be deemed to have received a purchase or redemption order for Class N shares when the Financial Intermediary or its authorized designee accepts such order. For these services, the Financial Intermediary receives such fees from the Fund or the Shareholder Servicing Agent as may be agreed upon from time to time between the parties.

ELIGIBLE INSTITUTIONS
      The Trust enters into eligible institution agreements with banks, brokers and other financial institutions pursuant to which each financial institution, as agent for the Trust with respect to shareholders of and prospective investors in Class N shares of the Fund who are customers with that financial institution, among other things: provides necessary personnel and facilities to establish and maintain certain shareholder accounts and records enabling it to hold, as agent, its customer's shares in its name or its nominee name on the shareholder records of the Trust; assists in processing purchase and redemption transactions; arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem shares of the Fund; provides periodic statements showing a customer's account balance and, to the extent practicable, integrates such information with information concerning other customer transactions otherwise effected with or through it; furnishes, either separately or on an integrated basis with other reports sent to a customer, monthly and annual statements and confirmations of all purchases and redemptions of Class N shares in a customer's account; transmits proxy statements, annual reports, updated prospectuses and other communications from the Trust to its customers; and receives, tabulates and transmits to the Trust proxies executed by its customers with respect to meetings of shareholders of the Fund. For these services, each financial institution receives from the Fund an annual fee, computed daily and payable monthly, equal to 0.25% of the Fund's average daily net assets represented by Class N shares owned during the period for which payment was being made by customers for whom the financial institution was the holder or agent of record.

EXPENSE PAYMENT AGREEMENT

     Brown Brothers Harriman Trust Company, LLC (BBHTC) pays certain expenses of the Fund and received a fee from the Fund, computed and paid monthly, after such fee the aggregate expenses would not exceed 0.65% of Class N shares' average daily net assets, 0.40% of Class I shares' average daily net assets, and 0.95% of Class A shares' average daily net assets.

CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT
      Brown Brothers Harriman (the "Custodian"), 40 Water Street, Boston, Massachusetts 02109, is the Custodian for the Fund. As Custodian for the Fund, it is responsible for maintaining books and records of the Fund's portfolio transactions and holding the Fund's portfolio securities and cash pursuant to a custodian agreement with the Trust. Cash is held for the Fund in demand deposit accounts at the Custodian. Subject to the supervision of the Administrator of the Trust, the Custodian maintains the accounting records for the Fund and each day computes the NAV per share of the Fund.
      Citigroup Global Transaction Services, Two Portland Square, Portland, ME 04101 is the Transfer and Dividend Disbursing Agent for the Fund. The Transfer and Dividend Disbursing Agent is responsible for maintaining the books and records detailing ownership of the Fund's shares.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
      Deloitte & Touche LLP, Boston, Massachusetts is the independent registered accounting firm for the Fund.


NET ASSET VALUE

     The NAV of each class of shares of the Fund is normally determined each day the New York Stock Exchange is open for regular trading. (As of the date of this Statement of Additional Information, such Exchange is open every weekday except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas). The determination of NAV per share is made once during each such day as of the close of regular trading on such Exchange by subtracting from the value of the Fund's total assets the amount of its liabilities, and dividing the difference by the number of shares of the Fund outstanding at the time the determination is made. NAV per share is determined separately for each class of shares by dividing the value of the Fund's total assets attributable to the shares of the class (less all liabilities attributable to the class) by the total number of shares of the class outstanding.

     The value of investments listed on a securities exchange is based on the last sale prices as of the close of regular trading of the New York Stock Exchange (which is currently 4:00 P.M., Eastern time) or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such Exchange. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security.

     Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

     Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trust's Trustees. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired for the Fund was more than 60 days, unless this is determined not to represent fair value by the Trustees.

COMPUTATION OF PERFORMANCE

      The average annual total return of the Fund is calculated for any period by (a) dividing (i) the sum of the aggregate NAV per share on the last day of the period of shares purchased with a $1,000 payment on the first day of the period and the aggregate NAV per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to shares purchased on the first day of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) $1,000, (b) raising the quotient to a power equal to 1 divided by the number of years in the period, and (c) subtracting 1 from the result.

      The total rate of return of the Fund for any specified period is calculated by (a) dividing (i) the sum of the aggregate NAV per share on the last day of the period of shares purchased with a $1,000 payment on the first day of the period and the aggregate NAV per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to shares purchased on the first day of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) $1,000, and (b) subtracting 1 from the result.

      The annualized average rate of return of a Fund for any specified period is calculated by (a) dividing (i) the sum of the aggregate NAV per share on the last day of the period of shares purchased with a $1,000 payment on the first day of the period and the aggregate NAV per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to shares purchased on the first day of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) $1,000, and (b) subtracting 1 from the result. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.


The following table sets forth average annual total return information for Class N shares and Class I shares for the periods ended December 31, 2004:


                                   ------------------

                                   5 Years               10 Years
                       1Year       (Annualized)          (Annualized)*
Class N shares
Total Return
  Before Taxes         8.32%       10.65%                7.92%

  After Taxes on                   ------------------
  Distributions        6.43%        8.29%                 5.63%

  After Taxes on                   ----------------------
  Distributions and
  Sale of Shares       5.58%       7.76%                 5.39%

------------------------------------------------------------------------------
* The inception date for the Predecessor Fund was July 23, 1992. On February 20, 2001 all outstanding shares were reclassified as "Class N".

                                   Start of
                                   Performance on
                                   August 14, 2001
                                   ------------------
                       1 Year       (Annualized)
Class I shares
Total Return
  Before Taxes         8.63%       7.10%

------------------------------------------------------------------------------
                                   Start of
                                   Performance on
                                   March 4, 2003
                                   ------------------
                       1 Year       (Annualized)
Class A shares
Total Return
  Before Taxes         4.79%       5.72%

------------------------------------------------------------------------------
Performance prior to February XX, 2006 is that of the Predecessor Fund. The Fund has the same investment objective and policies as its predecessor.

Performance calculations should not be considered a representation of the average annual or total rate of return of the Fund in the future since the rates of return are not fixed. Actual total rates of return and average annual rates of return depend on changes in the market value of, and dividends and interest received from, the investments held by the Fund and the Fund's expenses during the period.

     Total and average annual rate of return information may be useful for reviewing the performance of the Fund and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which pay a fixed yield for a stated period of time, the Fund's total rate of return fluctuates, and this should be considered when reviewing performance or making comparisons.

     Any "yield" quotation of the Fund consists of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a 30-day or one-month period and is calculated by (a) raising to the sixth power the sum of 1 plus the quotient obtained by dividing the Fund's net investment income earned during the period by the product of the average daily number of shares outstanding during the period that were entitled to receive dividends and the maximum offering price per share on the last day of the period, (b) subtracting 1 from the result, and (c) multiplying the result by 2.

     The yield should not be considered a representation of the yield of the Fund in the future since the yield is not fixed. Actual yields depend on the type, quality and maturities of the investments held by the Fund, changes in interest rates on investments, and the Fund's expenses during the period.

     Yield information may be useful for reviewing the performance of the Fund and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which pay a fixed yield for a stated period of time, the Fund's yield does fluctuate, and this should be considered when reviewing performance or making comparisons.

     The Fund's performance may be used from time to time in shareholder reports or other communications to shareholders or prospective investors. Performance figures are based on historical earnings and are not intended to indicate future performance. Performance information may include the Fund's investment results and/or comparisons of its investment results to various unmanaged indexes (such as Salomon Brothers Inflation-Linked Securities) and to investments for which reliable performance data is available. Performance information may also include comparisons to averages, performance rankings or other information prepared by recognized mutual fund statistical services.
To the extent that unmanaged indexes are so included, the same indexes are used on a consistent basis. The Fund's investment results as used in such communications are calculated on a total rate of return basis in the manner set forth below.

     Period and average annualized total rates of return may be provided in such communications. The total rate of return refers to the change in the value of an investment in the Fund over a stated period based on any change in NAV per share and including the value of any shares purchasable with any dividends or capital gains distributions during such period. Period total rates of return may be annualized. An annualized total rate of return is a compounded total rate of return which assumes that the period total rate of return is generated over a one year period, and that all dividends and capital gains distributions are reinvested. An annualized total rate of return is slightly higher than a period total rate of return if the period is shorter than one year, because of the assumed reinvestment.

     The Fund's yield and effective yield may be used from time to time in shareholder reports or other communications to shareholders or prospective investors. Both yield figures are based on historical earnings and are not intended to indicate future performance. The yield of the Fund refers to the projected income generated by an investment in the Fund over a 30-day or one-month period (which period is stated). This income is then annualized. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.


PURCHASES AND REDEMPTIONS

      Orders received by a Financial Intermediary or an Eligible Institution will be priced at the NAV next calculated after that Financial Intermediary or Eligible Institution, as an agent of the Fund, receives the request in good order from its clients.

     A confirmation of each purchase and redemption transaction is issued on execution of that transaction.

     The Trust reserves the right to discontinue, alter or limit the automatic reinvestment privilege at any time, but will provide shareholders prior written notice of any such discontinuance, alteration or limitation.

     A shareholder's right to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed: (i) during periods when the New York Stock Exchange is closed for other than weekends or holidays or when regular trading on such Exchange is restricted as determined by the SEC by rule or regulation, (ii) during periods in which an emergency exists which causes disposal of, or evaluation of, the NAV of the Fund's portfolio securities to be unreasonable or impracticable, or
(iii) for such other periods as the SEC may permit.

     An investor should be aware that redemptions from the Fund may not be processed if a completed account application with a certified taxpayer identification number has not been received.

     In the event a shareholder redeems all shares held in the Fund, future purchases of shares of the Fund by such shareholder would be subject to the Fund's minimum initial purchase requirements.

Lost Accounts. The transfer agent will consider your account lost if correspondence to your address of record is returned as undeliverable on more than two consecutive occasions, unless the transfer agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding checks (unpaid for six months or more) or checks that have been returned to the transfer agent will be reinvested at the then-current NAV and the checks will be cancelled. However, checks will not be reinvested into accounts with a zero balance.

FEDERAL TAXES

     Each year, the Trust intends to continue to qualify the Fund and elect that the Fund be treated as a separate "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Fund is not subject to federal income taxes on its net income and realized net long-term capital gains that are distributed to its shareholders. A 4% non-deductible excise tax is imposed on the Fund to the extent that certain distribution requirements for the Fund for each calendar year are not met. The Trust intends to meet such requirements. Under Subchapter M of the Code the Fund is not subject to federal income taxes on amounts distributed to shareholders.

     Dividends paid from the Fund may be eligible for the dividends-received deduction allowed to corporate shareholders because all or a portion of the Fund's net income may consist of dividends paid by domestic corporations.

     Gains or losses on sales of securities for the Fund are treated as long-term capital gains or losses if the securities have been held by it for more than one year except in certain cases where a put has been acquired or a call has been written thereon for the Fund. Other gains or losses on the sale of securities are treated as short-term capital gains or losses. Gains and losses on the sale, lapse or other termination of options on securities are generally treated as gains and losses from the sale of securities. If an option written for the Fund lapses or is terminated through a closing transaction, such as a repurchase for the Fund of the option from its holder, the Fund may realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid in the closing transaction. If securities are sold for the Fund pursuant to the exercise of a call option written for it, the premium received is added to the sale price of the securities delivered in determining the amount of gain or loss on the sale. The requirement that less than 30% of the Fund's gross income be derived from gains from the sale of securities held for less than three months may limit the ability to write options and engage in transactions involving stock index futures.

     Certain options contracts held for the Fund at the end of each fiscal year are required to be "marked to market" for federal income tax purposes; that is, treated as having been sold at market value. Sixty percent of any gain or loss recognized on these deemed sales and on actual dispositions are treated as long-term capital gain or loss, and the remainder are treated as short-term capital gain or loss regardless of how long such options were held. The Fund may be required to defer the recognition of losses on stock or securities to the extent of any unrecognized gain on offsetting positions held for it.

     During periods of rising interest rates, the Investment Adviser may have to dispose of securities under disadvantageous circumstances in order to generate cash to satisfy the Fund's distribution requirements. Generally, an inflation-adjusted increase in principal is required to be included as income in the year the increase occurs even though the investor will not receive payment of amounts equal to such increase until the security matures. During periods of rising interest rates, the Fund will be required to accrue an increasing amount of inflation-adjusted income. The Fund will be required to distribute dividends equal to substantially all of its net investment income, including the daily accretion of inflation adjustments accrued by the Fund with respect to IIS for which the Fund receives no payments in cash prior to their maturity.

     Return of Capital. Any dividend or capital gains distribution has the effect of reducing the NAV of Fund shares held by a shareholder by the same amount as the dividend or capital gains distribution. If the NAV of shares is reduced below a shareholder's cost as a result of a dividend or capital gains distribution by the Fund, such dividend or capital gains distribution would be taxable even though it represents a return of invested capital.

     Redemption of Shares. Any gain or loss realized on the redemption of Fund shares by a shareholder who is not a dealer in securities would be treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss. However, any loss realized by a shareholder upon the redemption of Fund shares held one year or less is treated as a long-term capital loss to the extent of any long-term capital gains distributions received by the shareholder with respect to such shares. Additionally, any loss realized on a redemption or exchange of Fund shares is disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before such disposition, such as pursuant to reinvestment of a dividend or capital gains distribution in Fund shares.

     Other Taxes. The Fund may be subject to state or local taxes in jurisdictions in which it is deemed to be doing business. In addition, the treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult their own tax advisors with respect to any state or local taxes.

     Other Information. Annual notification as to the tax status of capital gains distributions, if any, is provided to shareholders shortly after October 31, the end of the Fund's fiscal year. Additional tax information is mailed to shareholders in January.

     Under U.S. Treasury regulations, the Trust and each Eligible Institution are required to withhold and remit to the U.S. Treasury a portion (31%) of dividends and capital gains distributions on the accounts of those shareholders who fail to provide a correct taxpayer identification number (Social Security Number for individuals) or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to such withholdings. Prospective investors should submit an IRS Form W-9 to avoid such withholding.

     This tax discussion is based on the tax laws and regulations in effect on the date of this Prospectus, however such laws and regulations are subject to change. Shareholders and prospective investors are urged to consult their tax advisors regarding specific questions relevant to their particular circumstances.

DESCRIPTION OF SHARES

     The Trust is an open-end management investment company organized as a Delaware statutory trust on October 28, 2005. Its offices are located at 40 Water Street, Boston, Massachusetts 02109; its telephone number is (800) 625-5759. The Declaration of Trust currently permit the Trust to issue 2,500,000,000 shares of common stock, par value $0.001 per share, of which 25,000,000 shares have been classified as shares of BBH Inflation-Indexed Securities Fund Class N, 25,000,000 shares have been classified as shares of BBH Inflation-Indexed Securities Fund Class I, and 25,000,000 shares have been classified as shares of BBH Inflation-Indexed Securities Fund Class A. The Board of Trustees also has the power to designate one or more additional series of shares of common stock or class thereof, and to classify and reclassify any unissued shares with respect to such series and/or classes. Currently there are seven such series in addition to the Fund, five of which also offer Class N and Class I shares.

     Each share of the Fund represents an equal proportional interest in the Fund with each other share. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

     Shares of the Trust entitle their holders to a one full vote per full and fractional share. Separate votes are taken by a single series of the Trust on matters affecting only that series, and by a single class of a particular series on matters affecting only that class. Shareholders in the Trust do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of the Trust may elect all of the Trustees of the Trust if they choose to do so and in such event the other shareholders in the Trust would not be able to elect any Trustee. The Trust is not required and has no current intention to hold meetings of shareholders annually but the Trust will hold special meetings of shareholders when in the judgment of the Trust's Trustees it is necessary or desirable to submit matters for a shareholder vote or as may be required by the 1940 Act or as my be permitted by the Declaration of Trust or By-laws. Shareholders have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have the right to remove one or more Trustees without a meeting by a declaration in writing by a specified number of shareholders. Shares have no preemptive or conversion rights. The rights of redemption are described in the Prospectus. Shares are fully paid and non-assessable by the Trust. The Trust's Declaration of Trust provide that the Trust may, upon the approval of its Board of Trustees, require the redemption of all or any part of any outstanding shares without shareholder consent upon the sending of written notice thereof to each affected shareholder. This might occur, for example, if the Fund does not reach or fails to maintain an economically viable size.

     Share certificates are not issued by the Trust.

     The By-laws of the Trust provide that the presence in person or by proxy of the holders of record of one third of the shares of the Fund outstanding and entitled to vote thereat shall constitute a quorum at all meetings of shareholders of the Fund, except as otherwise required by applicable law.
The By-laws further provide that all questions shall be decided by a majority of the votes cast at any such meeting at which a quorum is present, except as otherwise required by applicable law.

     The Trust's Declaration of Trust provide that, at any meeting of shareholders of the Fund, each Eligible Institution may vote any shares as to which that Eligible Institution is the agent of record and which are otherwise not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which that Eligible Institution is the agent of record. Any shares so voted by an Eligible Institution are deemed represented at the meeting for purposes of quorum requirements.

The Declaration of Trust further provides that obligations of the Trust are not binding upon the Trust's Trustees individually but only upon the property of the Trust and that the Trust's Trustees are not liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trust's Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     The Trust may, in the future, seek to achieve the Fund's investment objective by investing all of the Fund's investable assets in a no-load, diversified, open-end management investment company having substantially the same investment objective as the Fund. Shareholders will receive 30 days prior written notice with respect to any such investment. In such event, the Fund would no longer directly require investment advisory services and therefore would pay no investment advisory fees. Further, the administrative services fee paid from the Fund would be reduced. At a shareholder's meeting held on September 23, 1993, the Fund's shareholders approved changes to the investment restrictions of the Fund to authorize such an investment. Such an investment would be made only if the Trustees believe that the aggregate per share expenses of the Fund and such other investment company would be less than or approximately equal to the expenses which the Fund would incur if the Trust were to continue to retain the services of an investment adviser for the Fund and the assets of the Fund were to continue to be invested directly in portfolio securities.

     It is expected that the investment of the Fund in another investment company will have no preference, preemptive, conversion or similar rights, and will be fully paid and non-assessable. It is expected that the investment company will not be required to hold annual meetings of investors, but will hold special meetings of investors when, in the judgment of its trustees, it is necessary or desirable to submit matters for an investor vote. It is expected that each investor will be entitled to a vote in proportion to the share of its investment in such investment company. Except as described below, whenever the Trust is requested to vote on matters pertaining to the investment company, the Trust would hold a meeting of the Fund's shareholders and would cast its votes on each matter at a meeting of investors in the investment company proportionately as instructed by the Fund's shareholders.

     The Trust has adopted a plan pursuant to Rule 18f-3 under the 1940 Act (the "Plan") to permit the Trust to establish a multiple class distribution system for the Fund. Under the Plan, each class of shares represents an interest in the same portfolio of investments of the Fund, and has the same rights and privileges as any other class of the Fund.

PORTFOLIO BROKERAGE TRANSACTIONS

     The portfolio of the Fund is managed actively in pursuit of its investment objective. Securities are not traded for short-term profits but, when circumstances warrant, securities are sold without regard to the length of time held. A 25% annual turnover rate would occur, for example, if one-quarter of the securities in the Fund's portfolio (excluding short-term obligations) were replaced once in a period of one year. The amount of brokerage commissions and taxes on realized capital gains to be borne by the shareholders of the Fund tend to increase as the level of portfolio activity increases.

     The securities in which the Fund invests are traded primarily in the over-the-counter markets on a net basis and do not normally involve either brokerage commissions or transfer taxes. Where possible transactions on behalf of the Fund are entered directly with the issuer or from an underwriter or market maker for the securities involved. Purchases from underwriters of securities may include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include a spread between the bid and asked price. The policy of the Fund regarding purchases and sales of securities is that primary consideration is given to obtaining the most favorable prices and efficient executions of transactions. In seeking to implement the Fund's policies, the Investment Adviser effects transactions with those brokers and dealers who the Investment Adviser believes provide the most favorable prices and are capable of providing efficient executions. While reasonably competitive spreads or commissions are sought for the Fund, it will not necessarily be paying the lowest spread or commission available. If the Investment Adviser believes such prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or Investment Adviser. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities.

     On those occasions when Brown Brothers Harriman deems the purchase or sale of a security to be in the best interests of the Fund as well as other customers, Brown Brothers Harriman, to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions, if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction are made by Brown Brothers Harriman in the manner it considers to be most equitable and consistent with its fiduciary obligations to its customers, including the Fund. In some instances, this procedure might adversely affect the Fund.

     Over-the-counter purchases and sales are transacted directly with principal market makers, except in those circumstances in which, in the judgment of the Investment Adviser, better prices and execution of orders can otherwise be obtained. If the Trust effects a closing transaction with respect to a futures or option contract, such transaction normally would be executed by the same broker-dealer who executed the opening transaction. The writing of options by the Trust may be subject to limitations established by each of the exchanges governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers. The number of options which the Trust may write may be affected by options written by the Investment Adviser for other investment advisory clients. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

NOTE RATINGS

     Notes rated MIG-1 by Moody's are judged to be of the best quality, enjoying strong protection from established cash flow of funds for their services or from established and broad-based access to the market for refinancing or both. Notes rated MIG-2 are judged to be of high quality with ample margins of protection, though not as large as MIG-1. The commercial paper rating Prime-1 is the highest commercial paper rating assigned by Moody's and denotes that the issuer has superior capacity for repayment. Among the factors considered by Moody's in assigning note and commercial paper ratings are the following: (i) evaluation of the management of the issuer; (ii) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (iii) evaluation of the issuer's products in relation to competition and customer acceptance; (iv) liquidity; (v) amount and quality of long-term debt; (vi) trend of earnings over a period of 10 years; (vii) financial strength of a parent company and the relationships which exist with the issuer; and (viii) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

     With respect to notes, an SP-1 rating indicates a very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics are given a plus (+) designation. SP-2 denotes a satisfactory capacity to pay principal and interest. The commercial paper rating A-1 is the highest paper rating assigned by Standard & Poor's and indicates a strong degree of safety regarding timely payments. Issues determined to possess overwhelming safety characteristics are given a plus (+) designation. Among the factors considered by Standard & Poor's in assigning bond, note and commercial paper ratings are the following: (i) trend of earnings and cash flow with allowances made for unusual circumstances, (ii) stability of the issuer's industry, (iii) the issuer's relative strength and position within the industry and (iv) the reliability and quality of management.


ADDITIONAL INFORMATION

     As used in this Statement of Additional Information and the Prospectus, the term "majority of the Fund's outstanding voting securities" (as defined in the 1940 Act) currently means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's outstanding voting securities are present in person or represented by proxy; or (ii) more than 50% of the Fund's outstanding voting securities, whichever is less.

     Fund shareholders receive semi-annual reports containing unaudited financial statements and annual reports containing financial statements audited by independent auditors.

     With respect to the securities offered by the Prospectus, this Statement of Additional Information and the Prospectus do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, DC or by calling 1-202-942-8090. Additionally, this information is available on the EDGAR database at the SEC's internet site at http://www.sec.gov. A copy may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

     Statements contained in this Statement of Additional Information and the Prospectus concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement. Each such statement is qualified in all respects by such reference.

FINANCIAL STATEMENTS

     The Annual Report of the Fund dated October 31, 2004 has been filed with the SEC pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder and is hereby incorporated herein by reference. A copy of the Annual Report which also contains performance information will be provided, without charge, to each person receiving this Statement of Additional Information.


Appendix - Listing of Service Providers
The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Legal Counsel
Sullivan & Cromwell LLP
Service Providers
Federated Services Company
Edgewood Services, Inc.
ReedSmith LLP
Security Pricing Services
FT Interactive
Reuters, Inc.
Ratings Agencies
IDC


PROSPECTUS

October 28, 2005


BBH PRIME INSTITUTIONAL MONEY MARKET FUND, INC

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



CONTENTS                                        Page


Investment Objective
2

Principal Investment Strategies                       2

Principal Risk Factors                                2

Fund Performance
4

Fees And Expenses Of The Fund                         4

Investment Adviser                                    6

Shareholder Information                               7

Financial Highlights                                  11

Additional Information                                13


INVESTMENT OBJECTIVE

The investment objective of BBH Prime Institutional Money Market Fund, Inc. (the "Fund") is to provide investors with as high a level of income as is consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests all of its assets in the BBH U.S. Money Market Portfolio (the "Portfolio"), an investment company that has the same investment objective as the Fund. Brown Brothers Harriman, the Investment Adviser of the Portfolio, invests all of the assets of the Portfolio in short-term securities denominated in U.S. dollars which, at the time of purchase, are rated within the highest rating category for short-term debt obligations by at least two (unless only rated by one) nationally recognized statistical rating organizations (e.g., Moody's Investors Service, Standard & Poor's and Fitch) (NRSRO). The instruments in which the Investment Adviser may invest include U.S. government securities and bank obligations of U.S. and non-U.S. banks (such as certificates of deposit and fixed time deposits), commercial paper, repurchase agreements, reverse repurchase agreements, when-issued and delayed delivery securities, bonds issued by U.S. corporations and obligations of certain supranational organizations. The Portfolio invests at least 80% of its assets in securities issued in the U.S.

PRINCIPAL RISK FACTORS

The principal risks of investing in the Fund are described below. A shareholder may lose money by investing in the Fund.

MARKET RISK:

This is the risk that the price of a security will fall due to changing economic, political or market conditions, or due to a company's individual situation.

INTEREST RATE RISK:

Interest rate risk refers to the price fluctuation of a bond in response to changes in interest rates. A major change in interest rates could cause the Fund's yield to decline.

CREDIT RISK:

Credit risk refers to the likelihood that an issuer or obligor will default on interest or principal payments. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can adversely affect the credit quality or value of an issuer's securities. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. Because the Portfolio invests a significant portion of its assets in bank obligations, the value of these investments and the net assets of the Portfolio could decline more dramatically as a result of adverse events affecting the bank industry. The Investment Adviser invests in securities with a rating of Investment Grade or better, which reduces the Portfolio's exposure to credit risk.

Foreign Investment Risk:

Because the Portfolio invests in securities issued by non-U.S. banks, the Portfolio is subject to additional risks on these securities such as adverse political, social and economic developments abroad, different kinds and levels of market and issuer regulations and the different characteristics of overseas economies and markets. There may be rapid changes in the value of these securities.


INVESTMENTS IN THE FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. ALTHOUGH U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES MAY BE CHARTERED OR SPONSORED BY ACTS OF CONGRESS, THEIR SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE UNITED STATES TREASURY. SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, BROWN BROTHERS HARRIMAN OR ANY OTHER BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER FEDERAL, STATE OR OTHER GOVERNMENTAL AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FUND PERFORMANCE

The bar chart and table below give an indication of the Fund's risks. The bar chart shows changes in the Fund's performance from year to year. Historical total return information for any period or portion thereof prior to the establishment of BBH Prime Institutional Money Market Fund will be that of the BBH U.S. Money Market Portfolio adjusted to assume that all charges, expenses and fees which were in effect on August 22, 2000 were deducted during such periods, as permitted by applicable SEC staff interpretations. For current yield information, please call 1-800-625-5759 toll free, or contact your account representative.

As of June 30, 2005 the Fund had a year-to-date return of 1.27%.

                                 TOTAL RETURN
                            (% per calendar year)
1995    1996    1997    1998    1999    2000    2001    2002    2003    2004
----    ----    ----    ----    ----    ----    ----    ----    ----    ----
5.90%   5.34%   5.48%   5.40%   5.12%   6.43%   4.15%   1.73%   1.07%   1.22%


HIGHEST AND LOWEST RETURN (Quarterly 1994 - 2004)
                  RETURN      QUARTER ENDING

HIGHEST             1.68%        09/00
LOWEST              0.22%        03/04

AVERAGE ANNUAL TOTAL RETURNS (Through December 31, 2004)
1 YEAR     5 YEARS     10 YEARS
------     -------     --------
2.04%       2.56%       4.00%


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.




FEES AND EXPENSES OF THE FUND

The tables below describe the fees and expenses(1) that a shareholder may pay if you buy and hold shares of the Fund.

                               SHAREHOLDER FEES
              (Fees paid directly from a shareholder's account)

Maximum Sales Charge (Load)
Imposed on Purchases                                              None
Maximum Deferred Sales Charge (Load)                              None
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends                                   None
Redemption Fee                                                    None
Exchange Fee                                                      None

                        ANNUAL FUND OPERATING EXPENSES
              (Expenses that are deducted from Fund assets as a
                      percentage of average net assets)

Management Fee                                                    0.10%
Other Expenses
   Administration Fee                                             0.05%
   Shareholder Servicing Fees                                     0.05%
                                                                  ------
Total Annual Fund Operating Expenses                              0.20%
                                                                  ======


(1) The expenses shown for the Fund include the expenses of the Portfolio.


EXAMPLE

The example is intended to help an investor compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that an investor invests $10,000 in the Fund for the time periods indicated and then sells all of his shares at the end of those periods. The example also assumes that an investment has a 5% return each year and that the Fund's operating expenses remain the same as shown in the table above. Although actual costs on an investor's investment may be higher or lower, based on these assumptions the investor's costs would be:

---------------------------------------------------------------
1 Year             $20
---------------------------------------------------------------
---------------------------------------------------------------
3 Years            $64
---------------------------------------------------------------
---------------------------------------------------------------
5 Years            $113
---------------------------------------------------------------
---------------------------------------------------------------
10 Years           $255
---------------------------------------------------------------

INVESTMENT ADVISER

The Investment Adviser to the Portfolio is Brown Brothers Harriman, Private Bankers, a New York limited partnership established in 1818. Brown Brothers Harriman has established a separately identifiable department (SID) to provide investment advice to mutual funds. The SID is registered under the Investment Advisers Act of 1940. The Investment Adviser is located at 140 Broadway, New York, NY 10005.

The Investment Adviser provides investment advice and portfolio management services to the Portfolio. Subject to the general supervision of the Trustees, the Investment Adviser makes the day-to-day investment decisions, places the purchase and sale orders for portfolio transactions, and generally manages the investments. The Investment Adviser provides a broad range of investment management services for customers in the United States and abroad. At June 30, 2005, it managed total assets of approximately $38 billion.

Mr. Gregory Steier and Mr. John Ackler manage the assets of the BBH Prime Institutional Money Fund on a day-to-day basis. Mr. Steier holds a B.S. and a M.B.A. from New York University. He joined Brown Brothers Harriman in 1992. Mr. Ackler holds a B.S. from Philadelphia University and a M.B.A. from Lehigh University and is a Chartered Financial Analyst He joined Brown Brothers Harriman in 1999.

All strategies are formed by the Fixed Income Strategy Group chaired by Glenn
E. Baker, a partner at Brown Brothers Harriman. All issuers eligible for purchase are approved by the Fixed Income Credit Committee, also chaired by Mr. Baker.

As compensation for the services rendered and related expenses such as salaries of advisory personnel borne by the Investment Adviser, under the Investment Advisory Agreement, the Portfolio pays the Investment Adviser an annual fee, computed daily and payable monthly, equal to 0.10% of the average daily net assets of the Portfolio.


SHAREHOLDER INFORMATION

NET ASSET VALUE

The net asset value (NAV) of the Fund is normally determined every day the New York Stock Exchange is open for regular trading and the Federal Reserve banks are open for business. The Fund normally calculates its NAV once daily at 4:00 P.M., Eastern time.

It is anticipated that the NAV per share of the Fund will remain constant at $1.00. No assurance can be given that this goal can be achieved.

The Portfolio's assets are valued by using the amortized cost method of valuation. This method involves valuing a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The market value of the securities held by the Portfolio fluctuates on the basis of the creditworthiness of the issuers of such securities and on the levels of interest rates generally. While the amortized cost method provides certainty in valuation, it may result in periods when the value so determined is higher or lower than the price the Portfolio would receive if the security were sold.

PURCHASE OF SHARES

Fund shares are made available to corporations, broker/dealers, hedge funds, futures commission merchants, financial exchanges, financial exchange clearing houses and similar institutions. The Fund offers shares to these investors on a continuous basis at its NAV without a sales charge. The Fund reserves the right to determine the purchase orders for Fund shares that it will accept. Investors may purchase shares on any day the NAV is calculated. The Fund then executes purchases of Fund shares at the NAV per share next determined after the Fund receives the purchase order, including acceptable payment for such order. Shares of the Fund are entitled to dividends declared on the day the Fund executes the purchase order on the books of the Fund.

An investor who has an account with an Eligible Institution or a Financial Intermediary may place purchase orders for Fund shares through that Financial Intermediary, which holds such shares in its name on behalf of that customer pursuant to arrangements made between that customer and that Financial Intermediary. Each Eligible Institution or Financial Intermediary may establish and amend from time to time a minimum initial and a minimum subsequent purchase requirement for its customers which currently is $10 million ($10,000,000). The minimum investment for Financial Intermediaries or Eligible Institutions maintaining an omnibus account with the Fund is $25 million ($25,000,000). Each Eligible Institution or Financial Intermediary arranges payment for Fund shares on behalf of its customers. An investor's order will be priced at the NAV next calculated after the Eligible Institution or Financial Intermediary, as agent of the Fund, receives payment and the investor will be entitled to dividends beginning on the day payment, if by check, is converted into federal funds (normally the business day after the check is received). A Eligible Institution or a Financial Intermediary may charge a transaction fee on the purchase of Fund shares.

An investor who does not have an account with an Eligible Institution or a Financial Intermediary must place purchase orders for Fund shares through Forum Shareholder Services, LLC, the Fund's Transfer Agent. Such investor's order will be priced at the NAV next calculated after the Fund receives payment. Investors will be entitled to dividends beginning on the day payment, if by check, is converted into federal funds (normally the business day after the check is received). Such an investor has such shares held directly in the investor's name on the books of the Fund and is responsible for arranging for the payment of the purchase price of Fund shares. Brown Brothers Harriman & Co., the Fund's Shareholder Servicing Agent has established a minimum initial purchase requirement of $10,000,000, there is no minimum subsequent purchase requirement. The Shareholder Servicing Agent may amend these minimum purchase requirements from time to time.

REDEMPTION OF SHARES

The Fund executes your redemption request at the next NAV calculated after the Fund receives your redemption request. Shares of the Fund continue to earn daily dividends declared prior to the business day that the Fund executes the redemption request on the books of the Fund.

Shareholders must redeem shares held by an Eligible Institution or a Financial Intermediary on behalf of such shareholder pursuant to arrangements made between that shareholder and that Eligible Institution or Financial Intermediary. The Fund pays proceeds of a redemption to that shareholder's account at that Eligible Institution or Financial Intermediary on a date established by the Eligible Institution or Financial Intermediary. A Eligible Institution or a Financial Intermediary may charge a transaction fee on the redemption of Fund shares.

Shareholders may redeem shares held directly in the name of a shareholder on the books of the Fund by submitting a redemption request in good order to the Fund through the Transfer Agent. The Fund pays proceeds resulting from such redemption directly to shareholders of the Fund normally on the day the redemption request is executed.

A shareholder redeeming shares should be aware that the NAV of the shares of the Fund may, in unusual circumstances, decline below $1.00 per share. Accordingly, a redemption request may result in payment of a dollar amount which differs from the number of shares redeemed.

REDEMPTIONS BY THE FUND

The Shareholder Servicing Agent has established a minimum account size of $10,000,000 for the Fund, which may be amended from time to time. If the value of a shareholder's holdings in the Fund falls below that amount because of a redemption of shares, the Fund may redeem the shareholder's remaining shares. If such remaining shares are to be redeemed, the Fund notifies the shareholder and allows the shareholder 5 days to make an additional investment to meet the minimum requirement before the redemption is processed. Each Eligible Institution or Financial Intermediary may establish and amend from time to time for their respective customers a minimum account size, each of which is currently lower than that established by the Shareholder Servicing Agent.

DIVIDENDS AND DISTRIBUTIONS

The net income and substantially all short-term capital gains and losses of the Fund, if any, are declared as a dividend daily and paid monthly. Determination of the Fund's net income is made each business day immediately prior to the determination of the NAV per share of the Fund. Net income for days other than such business days is determined at the time of the determination of the NAV per share of the Fund on the immediately preceding business day.

Each Eligible Institution or Financial Intermediary may establish its own policy with respect to the reinvestment of dividends in additional Fund shares.

Dividends declared are payable to shareholders of record of the Fund on the date of determination. Shares purchased through the submission of a purchase order, including acceptable payment for such order, prior to 4:00 P.M., Eastern time on such a business day begin earning dividends on that business day. Investors who purchase Fund shares though the Transfer Agent are not entitled to earn dividends until payment is converted to federal funds.

Unless a shareholder whose shares are held directly in the shareholder's name on the books of the Fund elects to have dividends paid in cash, the Fund automatically reinvests dividends in additional Fund shares without reference to the minimum subsequent purchase requirement.

A shareholder who elects to have dividends paid in cash receives a check in the amount of such dividends. In the event a shareholder redeems all shares held at any time during the month, all accrued but unpaid dividends are included in the proceeds of the redemption and future purchases of shares by such shareholder will be subject to the minimum initial purchase requirements. There are no sales charges for the reinvestment of dividends.

TAXES

Dividends of net income and net short-term capital gains, if any, are taxable to shareholders of the Fund as ordinary income, whether such dividends are paid in cash or reinvested in additional shares. The treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Therefore, distributions to shareholders may be subject to additional state and local taxes. Shareholders are urged to consult their tax advisors regarding any state or local taxes.

Foreign Investors

The Fund is designed for investors who are either citizens of the United States or aliens subject to United States income tax. Prospective investors who are not citizens of the United States and who are not aliens subject to United States income tax are subject to United States withholding tax on the entire amount of all dividends. Therefore, such investors should not invest in the Fund since alternative investments would not be subject to United States withholding tax.


Frequent Trading Policy

Given the short-term nature of the Portfolio's investments and its use of the amortized cost method for calculating the NAV of Portfolio Shares, the Portfolio does not anticipate that in the normal case frequent or short-term trading into and out of the Portfolio will have significant adverse consequences for the Portfolio and its shareholders. For this reason and because the Portfolio is intended to be used as a liquid short-term investment, the Portfolio's Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Portfolio's Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Portfolio Shares can have adverse effects on the management of the Portfolio and its performance.

Portfolio Holdings Information

Information concerning the Portfolio's portfolio holdings is available on the BBH website at www.bbhfunds.com. in the "Online Literature/Holdings Report" section of the website. A complete listing of the Portfolio's portfolio holdings as of the end of each week is posted on the website approximately 7 days after the end of the month and remains posted until replaced by the information for the succeeding month.
You may also access from the "Online Literature/Holdings Report" section of the website portfolio information as of the end of each of the Portfolio's fiscal quarters. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.


FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help an investor understand the financial performance of the Fund. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report along with the Fund's financial statements, are included in the annual report, which is available upon request.

FINANCIAL HIGHLIGHTS



Selected per share data and ratios for a share outstanding throughout each period



FOR THE PERIOD FROM AUGUST 22, 2000 (COMMENCEMENT OF OPERATIONS)

                             ---------------------------------------------------------
For the years ended June 30,    2005        2004        2003        2002      2001
                             ---------------------------------------------------------
                             ---------------------------------------------------------
Net asset value, beginning      $1.00       $1.00       $1.00      $1.00      $1.00
of year
Income from investment          0.01        0.01        0.02        0.05      ????
operations:

    Net investment income
Dividends to shareholders      (0.02)      (0.01)      (0.01)      (0.02)    (0.05)
from net

    investment income
Net asset value, end of         $1.00       $1.00       $1.00      $1.00      $1.00
period
======================================================================================
======================================================================================
Total return                    2.04%       0.93%       1.42%      2.48%      4.98%
Ratios/Supplemental data(1):
Net assets, end of period     $523,981    $442,073    $820,406    $777,455  $687,205
(000's omitted)
Ratio of expenses to            0.20%       0.19%       0.16%      0.16%    0.16%(3)
average net assets(2)
Ratio of net investment         2.16%       0.93%       1.40%      2.28%    5.01%(3)
income to average net
assets (2)
(1) Ratios include the Fund's share of Portfolio income, expenses paid by the
Portfolio and the expense offset arrangement, as appropriate.
(2) Had the expense payment agreement not been in place, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been as follows.  The previous expense payment agreement commenced on
August 22, 2000 and terminated on June 30, 2003, and the current expense payment agreement commenced on March 1, 2004:
Ratio of expenses to            0.26%       0.21%       0.17%      0.17%    0.20%(3)
average net assets
Ratio of net investment         2.10%       0.91%       1.39%      2.27%    4.97%(3)
income to average net assets
(3) Annualized.



ADDITIONAL INFORMATION

INVESTMENT STRUCTURE. The Fund seeks to achieve its investment objective by investing all of the its assets in the BBH U.S. Money Market Portfolio, a diversified open-end investment company having the same investment objective as the Fund. Other mutual funds or institutional investors may invest in the BBH U.S. Money Market Portfolio on the same terms and conditions as the Fund. However, these other investors may have different operating expenses which may generate different aggregate performance results. The Fund may withdraw its investment in the BBH U.S. Money Market Portfolio at any time as a result of changes in the BBH U.S. Money Market Portfolio's investment objective, policies or restrictions or if the Board of Directors determines that it is otherwise in the best interests of the Fund to do so.

U.S. GOVERNMENT SECURITIES. The BBH U.S. Money Market Portfolio may invest in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities, including those which are guaranteed by federal agencies or instrumentalities, may or may not be backed by the "full faith and credit" of the United States.

BANK OBLIGATIONS. The BBH U.S. Money Market Portfolio may invest in U.S. dollar-denominated high quality securities. These securities include negotiable certificates of deposit and fixed time deposits of banks, savings and loan associations and savings banks organized under the laws of the United States or any state thereof. The BBH U.S. Money Market Portfolio's investments also include obligations of non-U.S. branches of such banks, or of non-U.S. banks or their U.S. or non-U.S. branches. (The BBH U.S. Money Market Portfolio may only invest in obligations of such non-U.S. banks if such bank has more than $500 million in total assets).

COMMERCIAL PAPER. The BBH U.S. Money Market Portfolio may invest in commercial paper including variable rate demand master notes issued by U.S. corporations or by non-U.S. corporations which are direct parents or subsidiaries of U.S. corporations. Master notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a U.S. commercial bank acting as agent for the payees of such notes. Master notes are callable on demand, but are not marketable to third parties. Consequently, the right to redeem such notes depends on the borrower's ability to pay on demand.

REPURCHASE AGREEMENTS. A repurchase agreement is an agreement in which the seller (the Lender) of a security agrees to repurchase from the BBH U.S. Money Market Portfolio the security sold at a mutually agreed upon time and price. As such, it is viewed as the lending of money to the Lender. The Fund always receives U.S. Treasury or Agency securities (including mortgage-backed securities) as collateral. If the lender defaults and the securities serving as collateral are ineligible securities for the Fund of purchase, the Fund will liquidate the collateral securities in a time and manner determined by the Investment Adviser to be most beneficial to the Fund.


OTHER OBLIGATIONS. Assets of the BBH U.S. Money Market Portfolio may be invested in bonds and asset-backed securities with maturities not exceeding thirteen months, issued by U.S. corporations.


MORE INFORMATION ON THE FUND IS AVAILABLE FREE UPON REQUEST, INCLUDING THE
FOLLOWING:

ANNUAL/SEMI-ANNUAL REPORT

Includes the Fund's financial statements and lists portfolio holdings.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Provides more details about the Fund and its policies. A current SAI is on file with the SEC and is incorporated by reference (is legally considered part of this prospectus).

TO OBTAIN INFORMATION OR MAKE SHAREHOLDER INQUIRIES:

By telephone                        Call 1-800-625-5759

By mail write to the Fund's Shareholder Servicing Agent:
                                    Brown Brothers Harriman
                                    140 Broadway
                                    New York, New York 10005

By E-mail send your request to:     bbhfunds@bbh.com

On the Internet:
Text-only versions of the Fund's documents can be viewed online or downloaded from:
                                    Brown Brothers Harriman

                                                     http://www.bbhfunds.com

                                                       SEC http://www.sec.gov


You can also review or obtain copies by visiting the SEC's Public Reference Room in Washington, DC or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operations of the Public Reference Room may be obtained by calling 1-202-942-8090. Additionally, this information is available on the EDGAR database at the SEC's internet site at http://www.sec.gov. A copy may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

SEC file number 811-10073




                       STATEMENT OF ADDITIONAL INFORMATION

                    BBH PRIME INSTITUTIONAL MONEY MARKET FUND

                  40 Water Street, Boston, Massachusetts 02109

                                January xx, 2006



      BBH Prime Institutional Money Market Fund (the "Fund" or "Trust") is an open-end management investment company which was organized as a Delaware statutory trust on October 28, 2005. The Fund is a type of mutual fund commonly known as a money market fund and is designed to be a cost effective and convenient means of making substantial investments in money market instruments.

      All of the assets of the Fund are invested in the BBH U.S. Money Market Portfolio (the "Portfolio"), a diversified, open-end investment company having the same objective as the Fund. The Portfolio is organized as a trust under the laws of the State of Delaware. Its Declaration of Trust provides that the Fund and other entities investing in the Portfolio (i.e., other investment companies, insurance company separate accounts and common and commingled trust funds) are each liable for all obligations of the Portfolio.

The Fund is a successor to a mutual fund of the same name, (the "Predecessor Fund"). The Funds have the same investment objectives and policies as their respective Predecessor Funds

Brown Brothers Harriman & Co. is the investment adviser (Investment Adviser) of the Portfolio. This SAI is not a prospectus and should be read in conjunction with the Prospectus dated January xx, 2006 as supplemented from time to time, a copy of which may be obtained from the Fund at the address noted above.



                                Table of Contents

                                                                  Page

Investment Objective and Policies
Securities in Which the Fund Invests
Investment Restrictions

Management
Board of Trustees
Code of Ethics
Voting Proxies on Fund Portfolio Securities
         Proxy Voting Policies
         Proxy Voting Procedures
         Conflicts of Interest
         Proxy Voting Report
         Portfolio Holding Information

Investment Adviser
Administrators
Distributor
Expense Payment Agreement
Shareholder Servicing Agent
Financial Intermediaries
Custodian, Transfer and Dividend Disbursing Agent

Independent Auditors
Net Asset Value
Computation of Performance
Purchases and Redemptions
Federal Taxes
Description of Shares
Portfolio Brokerage Transactions
Bond, Note and Commercial Paper Ratings
Additional Information
Financial Statements
Appendix



INVESTMENT OBJECTIVE AND POLICIES

      The investment objective of the Fund is to achieve as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Fund seeks to achieve its investment objective by investing all of its assets in the Portfolio a diversified open-end investment company having the same investment objective as the Fund. The Portfolio pursues its investment objective by investing in high quality, short-term money market instruments. At least 80% of the securities of the Portfolio will be issued in the U.S.

For these purposes, the Portfolio adheres to the following operating policies (which may be changed without shareholder or investor approval):

o Interest Rate Risk Control. The average maturity of the Portfolio will be limited to 60 days. Rule 2a-7 under the Investment Company Act of 1940 ("Rule 2a-7") and CFTC Rule 1.25 guidelines currently limit the average maturity of a money market fund to 90 days.

o Liquidity. The Portfolio will maintain a minimum of 20% of its net assets in securities with a time to maturity of 7 days or less.

o Issuer Diversification. The Portfolio will not invest more than 3% of its net assets in one or more securities with a time to maturity longer than 7 days issued by a non-Government issuer. Rule 2a-7 and CFTC Rule 1.25 guidelines currently allow issuer concentrations of 5%.

o Credit Quality. The Portfolio will maintain a minimum of 50% of its net assets in securities rated A1+ by Standard & Poor's, and invest the balance of its assets in securities rated A1. Government securities, repurchase agreements and securities maturing in 7 days or less will be considered A1+ for these purposes.

There can be no assurance that the Fund's investment objective or that of the Portfolio will be achieved.

     The following supplements the information contained in the Prospectus concerning the investment objective, policies and techniques of the Fund and the Portfolio. Since the investment characteristics of the Fund correspond directly to those of the Portfolio, the following is a discussion of the various investments and investment policies of the Portfolio. Shareholder composition may fluctuate between individual investors and institutional investors and their underlying interest holders (e.g., futures commission merchants), and one or more investors could at any given time hold a significant percentage of the Fund's outstanding shares. A large scale redemption by such an investor could cause the Portfolio to sell certain assets at an inopportune time.

Loans of Portfolio Securities
     Loans of portfolio securities up to 30% of the total value of the Portfolio are permitted and may be entered into for not more than one year. Securities of the Portfolio may be loaned if such loans are secured continuously by cash or equivalent collateral or by an irrevocable letter of credit in favor of the Portfolio at least equal at all times to 100% of the market value of the securities loaned plus accrued income. While such securities are on loan, the borrower pays the Portfolio any income occurring thereon, and cash collateral may be invested for the Portfolio, thereby earning additional income. All or any portion of interest earned on invested collateral may be paid to the borrower. Loans are subject to termination by the Portfolio in the normal settlement time, currently three business days after notice, or by the borrower on one day's notice. Borrowed securities are returned when the loan is terminated. Any appreciation or depreciation in the market price of the borrowed securities which occurs during the term of the loan inures to the Portfolio and its investors. Reasonable finders' and custodial fees may be paid in connection with a loan. In addition, all facts and circumstances, including the creditworthiness of the borrowing financial institution, are considered before a loan is made and no loan is made in excess of one year. There is the risk that a borrowed security may not be returned to the Portfolio. Securities of the Portfolio are not loaned to Brown Brothers Harriman & Co. or to any affiliate of the Fund, the Portfolio or Brown Brothers Harriman & Co.

SECURITIES IN WHICH THE FUND INVESTS

U.S. Government Securities
These securities are issued or guaranteed by the U.S. government, its agencies or instrumentalities and may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, it may not be possible to assert a claim against the United States itself in the event the agency or instrumentality issuing or guaranteeing the security for ultimate repayment does not meet its commitments. Securities that are not backed by the full faith and credit of the United States include, but are not limited to, securities of the Tennessee Valley Authority, the Federal National Mortgage Association, the Federal Farm Credit System, the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation. Securities that are backed by the full faith and credit of the United States include Treasury bills, Treasury notes, Treasury bonds and pass through obligations of the Government National Mortgage Association, the Farmers Home Administration and the Export-Import Bank. There is no percentage limitation with respect to investments in U.S. government securities.


Bank Obligations
     Assets of the Portfolio may be invested in U.S. dollar-denominated negotiable certificates of deposit and fixed time deposits of banks, savings and loan associations and savings banks organized under the laws of the United States or any state thereof, including obligations of non-U.S. branches of such banks, or of non-U.S. banks or their U.S. or non-U.S. branches, provided that in each case, such bank has more than $500 million in total assets, and has an outstanding short-term debt issue rated within the highest rating category for short-term debt obligations by at least two (unless only rated by one) nationally recognized statistical rating organizations (e.g., Moody's and S&P) or, if unrated, are of comparable quality as determined by or under the direction of the Portfolio's Board of Trustees. See "Bond, Note and Commercial Paper Ratings" in this Part B. There is no additional percentage limitation with respect to investments in negotiable certificates of deposit and fixed time deposits of U.S. branches of U.S. banks and U.S. branches of non-U.S. banks that are subject to the same regulation as U.S. banks. Since the Portfolio may contain U.S. dollar-denominated certificates of deposit, fixed time deposits and bankers' acceptances that are issued by non-U.S. banks and their non-U.S. branches, the Portfolio may be subject to additional investment risks with respect to those securities that are different in some respects from obligations of U.S. issuers, such as currency exchange control regulations, the possibility of expropriation, seizure or nationalization of non-U.S. deposits, less liquidity and more volatility in non-U.S. securities markets and the impact of political, social or diplomatic developments or the adoption of other foreign government restrictions which might adversely affect the payment of principal and interest on securities held by the Portfolio. If it should become necessary, greater difficulties might be encountered in invoking legal processes abroad than would be the case in the United States. Issuers of non-U.S. bank obligations may be subject to less stringent or different regulations than are U.S. bank issuers, there may be less publicly available information about a non-U.S. issuer, and non-U.S. issuers generally are not subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. Income earned or received by the Portfolio from sources within countries other than the United States may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States, however, may reduce or eliminate such taxes. All such taxes paid by the Portfolio would reduce its net income available for distribution to investors (i.e., the Fund and other investors in the Portfolio); however, the Investment Adviser would consider available yields, net of any required taxes, in selecting securities of non-U.S. issuers. While early withdrawals are not contemplated, fixed time deposits are not readily marketable and may be subject to early withdrawal penalties, which may vary. Assets of the Portfolio are not invested in obligations of Brown Brothers Harriman & Co., or the Placement Agent, or in the obligations of the affiliates of any such organization. Assets of the Portfolio are also not invested in fixed time deposits with a maturity of over seven calendar days, or in fixed time deposits with a maturity of from two business days to seven calendar days if more than 10% of the Portfolio's net assets would be invested in such deposits.

Corporate Debt Securities
     Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

     In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Commercial Paper
     Assets of the Portfolio may be invested in commercial paper including variable rate demand master notes issued by U.S. corporations or by non-U.S. corporations which are direct parents or subsidiaries of U.S. corporations. Master notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a U.S. commercial bank acting as agent for the payees of such notes. Master notes are callable on demand, but are not marketable to third parties. Consequently, the right to redeem such notes depends on the borrower's ability to pay on demand. At the date of investment, commercial paper must be rated within the highest rating category for short-term debt obligations by at least two (unless only rated by one) nationally recognized statistical rating organizations (NRSROs) (e.g., Moody's and S&P) or, if unrated, are of comparable quality as determined by or under the direction of the Portfolio's Board of Trustees. Any commercial paper issued by a non-U.S. corporation must be U.S. dollar-denominated and not subject to non-U.S. withholding tax at the time of purchase. Aggregate investments in non-U.S. commercial paper of non-U.S. issuers cannot exceed 10% of the Portfolio's net assets. Since the Portfolio may contain commercial paper issued by non-U.S. corporations, it may be subject to additional investment risks with respect to those securities that are different in some respects from obligations of U.S. issuers, such as currency exchange control regulations, the possibility of expropriation, seizure or nationalization of non-U.S. deposits, less liquidity and more volatility in non-U.S. securities markets and the impact of political, social or diplomatic developments or the adoption of other foreign government restrictions which might adversely affect the payment of principal and interest on securities held by the Portfolio. If it should become necessary, greater difficulties may be countered in invoking legal processes abroad than would be the case in the United States. There may be less publicly available information about a non-U.S. issuer, and non-U.S. issuers generally are not subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers.

Borrowing
     The Investment Company Act of 1940 (the "1940 Act") permits a registered investment company to borrow money from banks, so long as it maintains asset coverage of 300% for all outstanding borrowings. Funds must reduce the amount of their borrowings within three days if their asset coverage falls below 300%. As a general matter, a fund that borrows money is susceptible to the risk of having to sell portfolio securities at an inopportune time in order to maintain the 300% asset coverage ratio required by the 1940 Act. Borrowing may also exaggerate the impact on a fund of any increase or decrease in the value of its investments (which would have a corresponding effect on the fund's share value). Money borrowed is also subject to interest costs.

Repurchase Agreements
     A repurchase agreement is an agreement in which the seller (the "Lender") of a security agrees to repurchase from the Portfolio the security sold at a mutually agreed upon time and price. As such, it is viewed as the lending of money to the Lender. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time assets of the Portfolio are invested in the agreement and is not related to the coupon rate on the underlying security. The period of these repurchase agreements is usually short, from overnight to one week, and at no time are assets of the Portfolio invested in a repurchase agreement with a maturity of more than one year. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of one year from the effective date of the repurchase agreement. Collateral is marked to the market daily and has a market value including accrued interest at least equal to 100% of the dollar amount invested on behalf of the Portfolio in each agreement along with accrued interest. If the Lender defaults, the Portfolio might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the Lender, realization upon the collateral on behalf of the Portfolio may be delayed or limited in certain circumstances. A repurchase agreement with more than seven days to maturity may not be entered into for the Portfolio if, as a result, more than 10% of the Portfolio's net assets would be invested in such repurchase agreement together with any other investment for which market quotations are not readily available.

Reverse Repurchase Agreements
     Reverse repurchase agreements may be entered into only with a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities. This is an agreement in which the Portfolio agrees to repurchase securities sold by it at a mutually agreed upon time and price. As such, it is viewed as the borrowing of money for the Portfolio. Proceeds of borrowings under reverse repurchase agreements are invested for the Portfolio. This is the speculative factor known as "leverage". If interest rates rise during the term of a reverse repurchase agreement utilized for leverage, the value of the securities to be repurchased for the Portfolio as well as the value of securities purchased with the proceeds will decline. In these circumstances, the Portfolio's entering into reverse repurchase agreements may have a negative impact on the ability to maintain the Fund's net asset value
(NAV) of $1.00 per share. Proceeds of a reverse repurchase transaction are not invested for a period which exceeds the duration of the reverse repurchase agreement. A reverse repurchase agreement is not entered into for the Portfolio if, as a result, more than one-third of the market value of the Portfolio's total assets, less liabilities other than the obligations created by reverse repurchase agreements, is engaged in reverse repurchase agreements. In the event that such agreements exceed, in the aggregate, one-third of such market value, the amount of the Portfolio's obligations created by reverse repurchase agreements is reduced within three days thereafter (not including weekends and holidays) or such longer period as the Securities and Exchange Commission (SEC) may prescribe, to an extent that such obligations do not exceed, in the aggregate, one-third of the market value of the Portfolio's assets, as defined above. A segregated account with the Custodian is established and maintained for the Portfolio with liquid assets in an amount at least equal to the Portfolio's purchase obligations under its reverse repurchase agreements. Such a segregated account consists of liquid high grade debt securities marked to the market daily, with additional liquid assets added when necessary to insure that at all times the value of such account is equal to the purchase obligations.


When-Issued and Delayed Delivery Securities
     Securities may be purchased for the Portfolio on a when-issued or delayed delivery basis. For example, delivery and payment may take place a month or more after the date of the transaction. The purchase price and the interest rate payable on the securities are fixed on the transaction date. The securities so purchased are subject to market fluctuation and no interest accrues to the Portfolio until delivery and payment take place. At the time the commitment to purchase securities for the Portfolio on a when-issued or delayed delivery basis is made, the transaction is recorded and thereafter the value of such securities is reflected each day in determining the Portfolio's NAV. At the time of its acquisition, a when-issued security may be valued at less than the purchase price. Commitments for such when-issued securities are made only when there is an intention of actually acquiring the securities. To facilitate such acquisitions, a segregated account with the Custodian is maintained for the Portfolio with liquid assets in an amount at least equal to such commitments. Such a segregated account consists of liquid high grade debt securities marked to the market daily, with additional liquid assets added when necessary to insure that at all times the value of such account is equal to the commitments. On delivery dates for such transactions, such obligations are met from maturities or sales of the securities held in the segregated account and/or from cash flow. If the right to acquire a when-issued security is disposed of prior to its acquisition, the Portfolio could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. When-issued commitments for the Portfolio may not be entered into if such commitments exceed in the aggregate 15% of the market value of the Portfolio's total assets, less liabilities other than the obligations created by when-issued commitments.

Other Obligations
     Assets of the Portfolio may be invested in bonds and asset-backed securities with maturities not exceeding thirteen months, issued by U.S. corporations which at the date of investment are rated within the highest short-term rating category for such obligations or the two highest long-term rating categories by at least two (unless only rated by one) NRSROs (e.g., Moody's and S&P) or, if unrated, are of comparable quality as determined by or under the direction of the Portfolio's Board of Trustees.

     Assets of the Portfolio may also be invested in obligations of supranatural agencies, such as the World Bank, which may be supported by appropriated but unpaid commitments of its member countries, although there is no assurance that these commitments will be undertaken in the future. Inter-American Development Bank or the Asian Development Bank.

INVESTMENT RESTRICTIONS
     The Fund and the Portfolio are operated under the following investment restrictions which are deemed fundamental policies and may be changed only with the approval of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund or the Portfolio, as the case may be (see "Additional Information"). Since the investment restrictions of the Fund correspond directly to those of the Portfolio, the following is a discussion of the various investment restrictions of the Portfolio.

     Except that the Fund may invest all of its assets in an open-end investment company with substantially the same investment objective, policies and restrictions as the Fund, neither the Portfolio nor the Fund, may:

     (1) enter into repurchase agreements with more than seven days to maturity if, as a result thereof, more than 10% of the market value of its net assets would be invested in such repurchase agreements together with any other investment for which market quotations are not readily available;

     (2) enter into reverse repurchase agreements which, including any borrowings under Investment Restriction No. 3, exceed, in the aggregate, one-third of the market value of its total assets, less liabilities other than obligations created by reverse repurchase agreements. In the event that such agreements exceed, in the aggregate, one-third of such market value, it will, within three days thereafter (not including weekends and holidays) or such longer period as the Securities and Exchange Commission may prescribe, reduce the amount of the obligations created by reverse repurchase agreements to an extent that such obligations will not exceed, in the aggregate, one-third of the market value of its assets;

     (3) borrow money, except as permitted by the 1940 Act and rules thereunder;

     (4) enter into when-issued commitments exceeding in the aggregate 15% of the market value of its total assets, less liabilities other than obligations created by when-issued commitments;

     (5) purchase the securities or other obligations of issuers conducting their principal business activity in the same industry if, immediately after such purchase, the value of such investments in such industry would exceed 25% of the value of its total assets. For purposes of industry concentration, there is no percentage limitation with respect to investments in U.S. Government securities and negotiable certificates of deposit, fixed time deposits and bankers' acceptances of U.S. branches of U.S. banks and U.S. branches of non-U.S. banks that are subject to the same regulation as U.S. banks;

     (6) purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of its total assets would be invested in securities or other obligations or any one such issuer. This limitation does not apply to issues of the U.S. Government, its agencies or instrumentalities;

     (7) make loans, except through the purchase or holding of debt obligations, repurchase agreements or loans of portfolio securities in accordance with its investment objective and policies (see "Investment Objective and Policies");

     (8) purchase or sell puts, calls, straddles, spreads, or any combinations thereof; real estate; commodities; commodity contracts or interests in oil, gas or mineral exploration or development programs. However, bonds or commercial paper issued by companies which invest in real estate or interests therein including real estate investment trusts may be purchased;

     (9) purchase securities on margin, make short sales of securities or maintain a short position, provided that this restriction is not deemed to be applicable to the purchase or sale of when-issued securities or of securities for delivery at a future date;

     (10) invest in fixed time deposits with a duration of over seven calendar days, or in fixed time deposits with a duration of from two business days to seven calendar days if more than 10% of its total assets would be invested in such deposits;

     (11) act as an underwriter of securities; or

     (12) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder.

     Except as otherwise required, there will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment, or any other later change. As a matter of non-fundamental policy, if asset coverage of the Fund's borrowings falls below 300%, within three days thereafter (not including Sundays and holidays), the Fund will reduce the amount of its borrowing to an extent that the asset coverage of such borrowings shall be at least 300%.

     The Fund is classified as "diversified" under the 1940 Act, which means that at least 75% of its total assets is represented by cash; securities issued by the U.S. Government, its agencies or instrumentalities; and other securities limited in respect of any one issuer to an amount no greater than 5% of the Fund's total assets (other than securities issued by the U.S. Government, its agencies or instrumentalities).

     NON-FUNDAMENTAL RESTRICTIONS: The Portfolio and the Fund may not as a matter of operating policy (except that the Fund may invest all of its assets in an open-end investment company with substantially the same investment objective, policies and restrictions as the Fund): (i) purchase more than 10% of all outstanding debt obligations of any one issuer (other than securities issued by the U.S. government, its agencies instrumentalities); (ii) invest more than 10% of its net assets (taken at the greater of cost or market value) in illiquid securities; (iii) purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets, and except that each may invest in securities of other investment companies subject to the restrictions set forth in Section 12(d)(1) of the 1940 Act; or (iv) mortgage, pledge or hypothecate any assets except in connection with one or more borrowings described in Investment Restriction No. 3 and in amounts not to exceed 33 1/3% of the value of its total assets at the time of such borrowing. In addition, neither the Portfolio nor the Fund, as the case may be, will purchase securities while borrowings exceed 5% of its total assets. It is intended that any borrowing by the Portfolio or the Fund will be to facilitate the orderly sale of portfolio securities and/or to meet redemption requests, and will not be for investment purposes. These policies are non-fundamental and may be changed without shareholder approval.

     PERCENTAGE AND RATING RESTRICTIONS. If a percentage or rating restriction on investment or utilization of assets set forth above or referred to in Part A is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the portfolio securities or a later change in the rating of a portfolio security is not considered a violation of policy.


MANAGEMENT

      Information pertaining to the Trustees and executive officers of the Trust is set forth below. All of the Trustees are not "interested persons" of the Trust as defined by the 1940 Act.



------------------------------------------------------------------------------------------
Name, Birth Date   Position(s)   Term of   Principal              Number of   Other
and Address        Held with     Office#   Occupation(s) During   Funds in    Director-ships
                   Trust         and       Past 5 Years           Fund        Held by
                                 Length                           Complex     Trustee
                                 of Time                          Overseen
                                 Served                           by Trustee^
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Joseph V. Shields  Chairman of   Since     Managing Director,     10          None
Jr. Birth Date:    the Board     2005      Chairman and Chief
March 17, 1938     and Trustee             Executive Officer of
Shields & Company                          Shields & Company
140 Broadway                               (registered
New York, NY 10005                         broker-dealer and
                                           member of New York
                                           Stock Exchange);
                                           Chairman of Capital
                                           Management
                                           Associates, Inc.
                                           (registered
                                           investment adviser);
                                           Vice Chairman and
                                           Trustee of New York
                                           Racing Association;
                                           Director of Flowers
                                           Industries, Inc.
                                           (diversified food
                                           company).

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Eugene P. Beard    Trustee       Since     Chairman and CEO of    10          Director
Birth Date: March                2005      Wesport Asset Fund,                of Old
17, 1935                                   Inc.                               Westbury
The Interpublic                                                               Funds
Group of
Companies, Inc.
372 Danbury, Road
2nd Floor,
Wilton, CT
06897-2530
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Richard L.         Trustee       Since     Retired; Director of   10          None
Carpenter                        2005      Investments,
Birth Date: March                          Pennsylvania Public
17, 1933                                   School Employees'
10820 North La                             Retirement System
Quinta Drive,                              (until December 1997).
Tucson, AZ 85737
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
David P. Feldman   Trustee       Since     Retired; Chairman and  10          Director
Birth Date:                      2005      CEO of AT&T                        of Dreyfus
November 16, 1939                          Investment Management              Mutual
3 Tall Oaks Drive                          Corporation (until                 Funds (59
Warren, NJ 07059                           May 1997); Director                Funds)
                                           of Jeffrey Co. (1992
                                           to present); Director
                                           of QMED (1999 -
                                           present).

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Alan G. Lowy       Trustee       Since     Private Investor.      10          None
Birth Date: April                2005
17, 1939
4111 Clear Valley
Drive
Encino, CA 91436
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Arthur D.          Trustee       Since     Retired; Executive     10          None
Miltenberger                     2005      Vice President and
Birth Date:                                Chief Financial
November 8, 1938                           Officer of Richard K.
503 Darlington                             Mellon and Sons
Road                                       (until June 1998);
Ligonier, PA 15658                         Vice President and
                                           Treasurer of Richard
                                           King Mellon
                                           Foundation (until
                                           June 1998); Trustee,
                                           R.K. Mellon Family
                                           Trusts (1981 - June
                                           2003); General
                                           Partner, Mellon
                                           Family Investment
                                           Company IV, V and VI;
                                           and Director of
                                           Aerostructures
                                           Corporation (aircraft
                                           manufacturer) (1996 -
                                           July 2003).

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Officers
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
John A. Nielsen    President     Since     President of the       N/A         Director
                                 2005      Trust, and the BBH                 of BBH
Birth Date:                                U.S. Money Market                  Trust
July 15, 1943                              Portfolio; He joined               Company
140 Broadway New                           Brown Brothers
York, NY 10005                             Harriman & Co. ("BBH
                                           & Co.") in 1968 and
                                           has been a Partner of
                                           the firm since 1987.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Nancy D. Osborn    Principal     Since     Principal Financial    N/A         N/A
Birth Date: May    Financial     2005      Officer Assistant
4, 1966            Officer                 Secretary and
140 Broadway       Assistant               Treasurer to the
New York, NY 10005 Secretary               Trust, and the BBH
                   and                     U.S. Money Market
                   Treasurer,              Portfolio; Assistant
                                           Vice President of BBH
                                           & Co. since March
                                           2003; Associate, BBH
                                           & Co. (April 1996 -
                                           March 2003).
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Michael F. Hogan   Chief         Since     Chief Compliance      N/A         N/A
                   Compliance    2005      Officer to the BBH
                   Officer                 Trust, and the BBH
                                           U.S. Money Market
Birth Date:                                Portfolio; Senior
January 25, 1963                           Vice President of
                                           BBH & Co. since
                                           September 1994;
                                           Joined BBH & Co. in
50 Milk Street                             1985.
Boston, MA 02109
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Gail C. Jones      Secretary     Since     Secretary of the       N/A         N/A
Birth Date:                      2005      Trust, and the BBH
October 26, 1953                           U.S. Money Market
1001 Liberty                               Portfolio; Counsel,
Avenue                                     ReedSmith, LLP (since
Pittsburgh, PA                             October 2002);
15222-3779                                 Corporate Counsel
                                           (January 1997 to
                                           September 2002) and
                                           Vice President
                                           January 1999 to
                                           September 2002 of
                                           Federated Services
                                           Company.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Judith J. Mackin   Vice          Since     Vice President of the  N/A         N/A
Birth Date:        President     2005      Trust, and the BBH
May 30, 1960                               U.S. Money Market
1001 Liberty                               Portfolio; Vice
Avenue,                                    President of
Pittsburgh, PA                             Federated Services
15222-3779                                 Company (since
                                           November 1997).
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Victor R. Siclari  Assistant     Since     Assistant Secretary    N/A         N/A
Birth Date:        Secretary     2005      of the Trust, and the
November 17, 1961                          BBH U.S. Money Market
1001 Liberty                               Portfolio; Partner,
Avenue                                     ReedSmith, LLP (since
Pittsburgh, PA                             October 2002); Vice
15222-3779                                 President (March 1996
                                           - September 2002) and
                                           Senior Corporate
                                           Counsel of Federated
                                           Investors, Inc. (July
                                           1998 - September
                                           2002).
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
John C. Smith      Assistant     Since     Assistant Treasurer    N/A         N/A
Birth Date:        Treasurer     2005      of the Trust, and the
August 2, 1965                             BBH U.S. Money Market
50 Milk Street                             Portfolio; Assistant
Boston, MA 02109                           Vice President (since
                                           September 2001),
--
                                           Associate (September
                                           2000-August 2001);
                                           and Senior Analyst of
                                           BBH & Co. (June 1999
                                           - August 2000).
------------------------------------------------------------------------------------------


# Each Trustee of the Trust holds office until he or she attains the age of 70 (72, in the case of Trustees who were elected as such before January 1, 2000), or until he or she sooner dies, resigns or is removed from office in accordance with the provisions of the Trust's Declaration of Trust. All officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust's By-laws).



      ^     The Fund Complex consists of the Trust and the BBH U.S. Money
Market Portfolio. The Trust, which has nine series (including the Fund), are each counted as one "fund" for purposes of this table.



BOARD OF TRUSTEES
      The Trust's Trustees, in addition to supervising the actions of the Trust's Investment Adviser, the Administrator and the Distributor, as set forth below, decide upon matters of general policy with respect to the Trust. The Board meets at least quarterly to review the investment performance of the Fund and other operational matters, including policies and procedures designed to promote compliance with various regulatory requirements. At least annually, the Trustees of the Trust review the fees paid to the Investment Adviser for investment advisory services, and evaluate, among other things, the quality of such services and comparative fee information with respect to similar investment companies. The Trustees are assisted in this process by independent legal counsel.



      The Trustees (except Mr. Shields) serve on an Audit Committee that selects the independent public accounts for the Fund and review accounting policies and controls.

      Messrs. Shields, Feldman and Carpenter serve on a Valuation Committee for the Fund that meets on an as-needed basis (and in any event not less frequently than monthly) to determine the "fair value" of any security for which market quotations are not readily available.



Trustee Equity Ownership as of 12/31/05

---------------------------------------------------------------------------
Name of Trustee           Dollar Range of Equity   Aggregate Dollar Range
                          Securities in Fund       of Equity Securities
                                                   in All Registered
                                                   Investment Companies
                                                   Overseen by Trustee in
                                                   Family of Investment
                                                   Companies
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Joseph V. Shields         N/A                      N/A
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Eugene P. Beard           N/A                      N/A
---------------------------------------------------------------------------
---------------------------------------------------------------------------
David P. Feldman          N/A                      N/A
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Alan G. Lowy              N/A                      N/A
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Arthur D. Miltenberger    N/A                      N/A
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Richard L. Carpenter      N/A                      N/A
---------------------------------------------------------------------------

COMPENSATION

      Each Trustee of the Trust receives a base annual fee of $40,000 and such base annual fee is allocated among all series of the Trust and the BBH U.S. Money Market Portfolio, (in each case, based upon their respective net assets). The Chairman of the Board (Mr. Shields) and the Chairman of the Audit Committee (Mr. Miltenberger) receive an additional compensation of $10,000 and $5,000 per year, respectively. In addition, each Trustee receives an additional fee of $2,000 for attending each special Board meeting (meetings of the Board other than the regularly scheduled quarterly Board meetings).



Trustee Compensation for the Calendar Year Ended 12/31/05*



---------------------------------------------------------------------------
Name of Person,  Aggregate     Pension or     Estimated      Total
Position         Compensation  Retirement     Annual         Compensation
                 from          Benefits       Benefits upon  from
                 Portfolio     Accrued as     Retirement     Complex^
                 and Fund      Part of Fund                  paid to
                               Expenses                      Trustee
---------------------------------------------------------------------------
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Joseph V.        $25,215.89    None           None           $50,000
Shields, Jr.,
Director
---------------------------------------------------------------------------
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Eugene P.        $202,779.76   None           None           $40,000
Beard, Director

---------------------------------------------------------------------------
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Richard L.       $20,779.76    None           None           $40,000
Carpenter,
Director
---------------------------------------------------------------------------
---------------------------------------------------------------------------
David P.         $20,779.76    None           None           $40,000
Feldman,
Director
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Alan G. Lowy,    $20,779.76    None           None           $40,000
Director
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Arthur D.        $23,377.23    None           None           $45,000
Miltenberger,
Director
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* Compensation shown was for services rendered on behalf of the Predecessor
Fund.


^  See corresponding note to "Directors" table, above.


^ Because the Fund is a new portfolio of the Trust, Trustee compensation has not yet been earned and will be reported following the Fund's next fiscal year.

Because of the services rendered to the Trust by the Investment Adviser and the Administrators, the Trust requires no employees other than its Officers, and the Officers receive no compensation from the Trust or the Fund.


CODE OF ETHICS
     The Fund, the Portfolio, the Adviser and the Placement Agent each have adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. Each code of ethics permits personnel subject to such code of ethics to invest in securities, including securities that may be purchased or held by the Portfolio. However, the codes of ethics contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Portfolio. Of course, there can be no assurance that the codes of ethics will be effective in identifying and addressing all conflicts of interest relating to personal securities transactions. The code of ethics of the Fund, the Portfolio, the Adviser and the Placement Agent are on file with and are available from the SEC.


VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Investment Adviser authority to vote proxies on the securities held in the Funds' portfolios. The Board has also approved the Investment Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Polices
The Investment Adviser generally will cast in favor of proposals that maintain or strengthen the shared interests of shareholders and management; increase shareholder value; maintain or increase shareholder influence over the issuer's board of directors and management; and maintain or increase the rights of shareholders.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors. However, whether the Investment Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

The Investment Adviser will generally vote for proposals to:

o     Declassify the board of directors and require annual election of directors
o Require auditor independence where availability of independent candidates is reasonable
o     Ensure shareholders' right to confidential voting
o     Require shareholder vote on any future poison pill
o     Removal of super-majority vote requirements
o     Change to a simple majority vote for shareholders
o     Restrict charitable contributions
o Prevent a company from soliciting/influencing employees' political contributions
o Convert traditional stock option plans to performance-indexed/benchmarked/indexed-based stock option plans
o     Review link between stock option compensation and performance
o     Issue reverse stock splits
o     Repurchase shares when deemed appropriate by management
o     Declare dividends when deemed appropriate by management
o     Appoint external independent auditors
o     Deliver annual reports
o Adjust executive performance-based incentive compensation to exclude non-recurring or non-operating income from the calculation
o Expense stock options on income statement/exceed the requirements of SFAS 123/provide more detailed reporting of stock option accounting.

The Investment Adviser will generally vote against proposals to do the following when the company is in compliance with existing regulation:

o     Classify/stagger the election of directors
o Require adoption of a workplace/vendor code of conduct based on international conventions or require additional reporting
o     Environmental reporting, restrictions or requirements
o     Disclose strategic development planning
o Socially-responsible criteria/social performance/human capital development/employee satisfaction criteria in executive compensation
o     Modify existing Equal Employment Opportunity policy language
o     Specifically restrain international lending practices
o     Require social/environmental/community "sustainability" reports
o Restrict, label, prohibit, require shareholder approval of genetically modified foods or products/activities containing specific chemicals/environmental agents
o     Require specific pension plan offerings for employees
o Restrict or require reporting on political contributions/political lobbying/employees who serve in a governmental capacity
o     Require cumulative voting
o     Impose pharmaceutical price caps/ceilings
o     Initiate or renew poison pills (shareholder rights plans)
o     Reprice stock options
o     Require geographic rotation of annual meetings
o Dictate company activities or require additional reporting regarding military activities/weaponization of space
o     Require a company to pay/increase a dividend or dictate use of cash flow
o Require reporting on anti-predatory lending practices or linking anti-predatory lending practices to executive compensation
o     Form a separate board committee to review sub-prime lending
o Nominate a "wage roll employee" or any other specific category of person to the board
o     Require reporting of cell-phone related accidents
o     Require additional tobacco warnings/smoke-free restaurants and facilities
o     Restrict investment in tobacco, alcohol, gambling or other stocks
o     Require additional reporting or rules concerning animal rights
o     Conversion from closed-end fund to open-end fund
o     Prohibit privatization/require reports on prohibiting privatization
o     Establish a shareholder matching gift plan
o     Link executive compensation to workforce/employee hiring trends
o     Require a fixed date for annual meetings
o     Require additional special reporting about advertising practices
o Issue new shares (stock split) when the proposed new total number of shares is greater than 2 1/2 times the currently outstanding number of shares (10% for international companies, unless use of funds is specified).

The Investment Adviser will review the following types of proposals on a case-by-case basis:

o     Executive severance and compensation arrangements
o     Requirements to hire a proxy voting firm
o     Women/minorities on the board of directors
o     Multiple candidates for the board of directors
o     Composition of the board of directors
o     Independent nominating committee of the board of directors
o     Non-discrimination on the basis of sexual preference
o     Suspension or cancellation of restricted stock program
o     Cap on non-audit fees for auditor
o     Term limits
o     Board committee to review conflicts of interest
o     State of incorporation
o     Separation of role of Chairperson and CEO
o     Require independent chairperson
o     All take over bids

The Investment Adviser will abstain from voting on an increase of Rule 12b-1 fees for open-end mutual funds.

Proxy Voting Procedures
The Investment Adviser has formed a Proxy Review Committee (PRC) to exercise all voting discretion in accordance with the proxy voting policies. The PRC is chaired by a senior investment management portfolio manager who oversees proxy review procedures and opinions. All members of the PRC are investment management employees who are Series 7 and 66 registered, except that there shall be at least one member who is an officer of Brown Brothers Harriman Trust Company. An investment management partner also oversees the activities of the PRC and is consulted on complex proxy issues and general PRC guidelines. In addition, the PRC will consult with a buy-side equity analyst of the Investment Adviser who follows a particular company on certain significant proposals concerning that company, such as mergers. Casting of votes will be performed and recorded by the Investment Adviser's Investment Management Services Proxy Processing Group (IMS) as directed by the PRC. All voting decisions by the PRC will be documented together with the committee's reasoning as to how they arrived at their vote.

Conflicts of Interest
The Investment Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of a Fund (and its shareholders) and those of the Investment Adviser. This may occur when a significant business relationship exists between the Investment Adviser (or its affiliates) and a company involved with a proxy vote. The PRC Chairperson will identify and document known potential or existing conflicts. Once identified, the Chairperson will document the reasons why such voting action should be taken. Additionally, if a member of the PRC becomes conflicted with a proxy voting matter, either directly or indirectly, or through association with that PRC member's business line, he or she must inform the Chairperson of the PRC of their conflicted status and document how and why that individual reached a conflicted status. This record will then be maintained by the IMS as part of the voting record. The conflicted PRC member will then become restricted to voting in the conflicted proxy matter and the Chairperson in charge of the PRC will assign another unrestricted individual to vote on that proxy matter. If the conflict covers all members of the PRC then the Chairperson of the PRC will document the PRC's decision on how to vote the conflicted proxies. In the event of a conflict of interest that is deemed to be irreconcilable by the Chairperson of the PRC, the Chairperson will review the conflict with either the Chairman of the Fund's Board of Trustees or the Chairman of the Audit Committee. The voting record on conflicted proxies will be reviewed by the Investment Adviser's Compliance Department for completeness of the documentation.

Proxy Voting Report
     A report on "Form N-PX" of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available through BBH's website. Go to www.bbhfunds.com; select "Online Literature/Holdings Report" to access the link to Form N-PX.


Portfolio Holdings Information
Information concerning the Fund's portfolio holdings is available on the BBH website at www.bbhfunds.com. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website approximately 15 days after the end of the month and remains posted until replaced by the information for the succeeding month.

You may also access from the "Online Literature/Holdings Report" section of the website portfolio information as of the end of each of the Fund's fiscal quarters. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.




INVESTMENT ADVISER
      Under its Investment Advisory Agreement with the Fund and the Portfolio, subject to the general supervision of the Portfolio's Trustees and in conformance with the stated policies of the Portfolio, Brown Brothers Harriman & Co. provides investment advice and portfolio management services to the Portfolio. In this regard, it is the responsibility of Brown Brothers Harriman to make the day-to-day investment decisions for the Portfolio, to place the purchase and sale orders for portfolio transactions and to manage, generally, the Portfolio's investments.

     The Investment Advisory Agreement between Brown Brothers Harriman & Co., the Fund and the Portfolio, remains in effect only as long as the agreement is specifically approved at least annually (i) by a vote of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act), or by the Board Trustees, and (ii) by a vote of a majority of the Trustees who are not parties to the Investment Advisory Agreement or "interested persons" (as defined in the 1940 Act) ("Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement was approved by the Independent Trustees on XXXXXXXXXXXXXX. The Investment Advisory Agreement terminates automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Trustees or by a vote of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) on 60 days written notice to Brown Brothers Harriman & Co. and by Brown Brothers Harriman & Co. on 90 days written notice to the Portfolio (see "Additional Information").

     With respect to the Portfolio, the investment advisory fee paid to the Investment Adviser is calculated daily and paid monthly at an annual rate equal to 0.10% of the Portfolio's average daily net assets. Prior to July 1, 2000, the investment advisory fee paid to the Investment Adviser was calculated daily and paid monthly at an annual rate equal to 0.15% of the Portfolio's average daily net assets. For the fiscal years ended June 30, 2005, 2004, and 2003, the Portfolio incurred 3,034,802 $3,051,272, and $3,351,976, respectively, for advisory services. Compensation shown was for services rendered on behalf of the Predecessor Fund.

     The investment advisory services of Brown Brothers Harriman to the Portfolio are not exclusive under the terms of the Investment Advisory Agreement. Brown Brothers Harriman is free to and does render investment advisory services to others, including other registered investment companies.

     Pursuant to a license agreement between each of the Portfolio and The Fund and Brown Brothers Harriman & Co. dated XXXXXXXXXXXXXXX, respectively, each of the Portfolio and the Fund may continue to use in its name "BBH". Each agreement may be terminated by Brown Brothers Harriman & Co. at any time upon written notice to the Portfolio or the Fund, as the case may be, or immediately upon the expiration or earlier termination of any investment advisory agreement between the Fund or any investment company in which the Fund invests all of its assets. Termination of the agreement would require each of the Portfolio and the Fund to change its name to eliminate all reference to "BBH".

Approval of Investment Advisory Agreement

At a meeting held on December xx, 2005, the Board of Trustees (the "Board") of BBH Prime Institutional Money Market Trust (the "Fund"), unanimously approved the renewal of the Investment Advisory Agreement (the "IA Agreement") between the Fund and Brown Brothers Harriman & Co. ("BBH") for an initial two-year term. The following is a summary of the factors the Board took into consideration in making its determination to approve the renewal of the IA Agreement.


Nature, extent and quality of services provided by BBH

The Board noted that, under the IA Agreement in respect of each Fund, BBH, subject to the supervision of the Board, is responsible for providing a continuous investment program and, for each Fund other than the International Fund, makes purchases and sales of portfolio securities consistent with the Fund's investment objective and policies.

The Board considered the scope and quality of services provided by BBH under the IA Agreement and noted that the scope of services provided had expanded over time, primarily, as a result of regulatory developments. The Board noted that, for example, BBH is responsible for maintaining and monitoring its own and, to varying degrees, the Funds' compliance program, and these compliance programs have recently been refined and enhanced in light of new regulatory requirements. The Board considered the quality of the investment research capabilities of BBH and the other resources it has dedicated to performing services for the Funds. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to each of the Funds under the IA Agreement.


Costs of Services Provided and Profitability to BBH

At the request of the Board, BBH provided information concerning the profitability of BBH's investment company advisory and other fees and its statement of condition for the recent period and as of XXXXXXX, respectively. The Board also reviewed BBH's profitability data for each Fund, which also included the effect of revenue generated by the shareholder servicing, administration, custody and other fees paid by a Fund. The Board noted that most beneficial owners of the Funds' shares are holding these shares in the context of an overall investment management program for which BBH is the adviser and for which BBH charges an investment management fee. Since BBH excludes the assets in the Funds when calculating its advisory fees for its clients, the Board agreed that it is appropriate in an analysis of Fund profitability to reduce the advisory fees for the Funds by the advisory fees that otherwise would have been earned by BBH on the assets involved.
The Board discussed the difficulty of making comparisons of profitability from fund advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser's capital structure and cost of capital. In considering profitability information, the Board considered the effect of fall-out benefits on BBH's expenses, as well as the "revenue sharing" arrangements BBH has entered into with certain entities that distribute shares of the Funds. The Board focused on profitability of BBH's relationships with the Funds before taxes and distribution expenses. The Board concluded that it was satisfied that BBH's level of profitability from its relationship with each Fund was not excessive.
The Board also considered the advisory fees of each Fund in comparison to the fees of comparable funds. The Board recognized that the expense ratios for the Funds potentially reflected on BBH's provision of services, as BBH is directly the provider of substantial services and coordinates services provided to the Fund by others. The Board took note of situations in which BBH waived its management fee or reimbursed a Fund's expenses.


Fall-Out Benefits

The Board considered that BBH did not allocate the Funds' portfolio transactions for third party research, although it did benefit from proprietary research received from brokers that execute the Funds' purchases and sales of securities. The Board recognized that the aggregate amount of commissions generated by Fund transactions was unlikely to result in the Funds receiving from full service broker dealers substantial discounts on commission rates. The Board received and reviewed information concerning BBH's policies with respect to allocating portfolio brokerage.
The Board also considered that BBH receives shareholder servicing fees from certain funds, and is the Funds' administrator, custodian and securities lending agent. The Board noted that BBH retained no portion of the 12b-1 fees paid by a Fund that operated with a plan.

The Board recognized that BBH's profitability would be somewhat lower if it did not receive proprietary research for commissions or, if it did not receive the other benefits described above.

The Board recognized that most Fund shareholders were also BBH clients, and that substantial assets are invested in the Funds as a result of an overall investment management program for the shareholder. The Board noted that the Funds also derive reputational and other benefits from their association with BBH and their use of the BBH name, which is licensed to the Funds by BBH. Thus, the Board did not believe that BBH revenues associated with its clients should be fairly regarded as "fallout" benefit from the Funds.

Economies of Scale

The Board noted that the Funds' advisory fee schedules do not contain breakpoints. As a result, if assets increase, the fee rates would not be reduced on the incremental assets. There may be other economies of scale because many expenses did not rise (and fall) proportionally to increases (and decreases) in total net assets. The Board noted that BBH had priced the advisory services in recognition of the fact that it was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of advisory service and total expenses for each Fund were fair and reasonable. Consequently, the advisory fees are in the range of institutional separate account fees, which is to say substantially below, even taking into account the BBH administration fees, typical mutual fund fees. In addition, the Board noted that BBH had supported and continued to support certain Funds through fee waivers and expense reimbursements. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. In light of the Fund's current size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints.


Investment Results

The Board considered the investment results of each of the Funds as compared to investment companies with its peers and with one or more selected securities indices. In addition to the information received by the Board for the meeting, the Board received detailed performance information for each Fund at each regular Board meeting during the year. At the meeting, the Board reviewed information showing performance of each Fund compared to the peers generally over the 1-, 3-, 5- and since inception periods and compared to one or more securities indices over comparable periods.


Advisory Fee Rate

The Board considered the advisory fee rate paid by each Fund to BBH. The Board recognized that it is difficult to make comparisons of these fees, and combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds.

BBH also manages accounts for institutional clients with investment objectives similar to those of certain Funds. The fee rates payable by the BBH's institutional clients are generally comparable although occasionally lower, than the rates paid by the Funds. BBH reviewed with the Board the significant differences in the scope of services that BBH provides to institutional clients and to the Funds through both the IA and Administration Agreements (the "Admin. Agreements"). For example, BBH provides, among other things, officers (including the Funds' Chief Compliance Officer and officers to provide required certifications) and administrative services, such as shareholder communications, and tax compliance, with the attendant costs and exposure to liability. BBH also coordinates the provision of services to the Funds by nonaffiliated service providers. These services normally are not provided to non investment company clients, and fees charged to the Funds reflect the costs and risks of the additional obligations. The Board also noted that since the Funds are constantly issuing and redeeming their shares, they are more difficult to manage than an institutional account, where the assets are relatively stable. Accordingly, the Board did not place significant weight on these fee comparisons.

The following factors specific to BBH Prime Institutional Money Market Fund also were noted and considered by the Board in deciding to approve the IA Agreements.

The Trustees reviewed information showing performance of the Fund compared to other funds in the iMoneyNet (1st Tier Institutional). The comparative information showed that the Funds had uniformly superior performance compared to the averages in these categories over all relevant periods. The Trustees also viewed with favor that the total expense ratio was substantially lower than the averages in these categories. The Trustees also noted that the BBH Prime Institutional Money Market Fund had maintained a stable net asset value of one dollar at all times. Taking into account these comparisons and the other factors considered, the Trustees concluded that the Fund's investment results over time and expense ratios had been satisfactory.

ADMINISTRATORS
     Brown Brothers Harriman Trust Company, LLC acts as Administrator of the Fund and the Portfolio. Brown Brothers Harriman Trust Company, LLC is a wholly-owned subsidiary of Brown Brothers Harriman.

     In its capacity as Administrator of the Fund, Brown Brothers Harriman Trust Company, LLC administers all aspects of the Fund's operations subject to the supervision of the Fund's Trustees except as set forth below under "Placement Agent". In connection with its responsibilities as Administrator and at its own expense, Brown Brothers Harriman Trust Company, LLC (i) provides the Fund with the services of persons competent to perform such supervisory, administrative and clerical functions as are necessary in order to provide effective administration of the Fund; (ii) oversees the performance of administrative and professional services to the Fund by others, including the Fund's Transfer and Dividend Disbursing Agent; (iii) provides the Fund with adequate office space and communications and other facilities; and (iv) prepares and/or arranges for the preparation, but does not pay for, the periodic updating of the Fund's registration statement, the printing of such documents for the purpose of filings with the SEC and state securities administrators, and the preparation of tax returns for the Fund and reports to shareholders and the SEC.

     For the services rendered to the Fund and related expenses borne by Brown Brothers Harriman Trust Company, LLC, as Administrator of the Fund, Brown Brothers Harriman Trust Company, LLC receives from the Fund an annual fee, computed daily and payable monthly, equal to 0.01% of the Fund's average daily net assets. For the period July 1, 2004 to June 30, 2005, the Fund incurred $65,386 in administration fees. Compensation shown was for services rendered on behalf of the Predecessor Fund.

     Brown Brothers Harriman Trust Company, LLC in its capacity as Administrator of the Portfolio, administers all aspects of the Portfolio's operations subject to the supervision of the Portfolio's Trustees except those of the Portfolio's Placement Agent as set forth above under "Investment Adviser". In connection with its responsibilities as Administrator for the Portfolio and at its own expense, Brown Brothers Harriman Trust Company, LLC
(i) provides the Portfolio with the services of persons competent to perform such supervisory, administrative and clerical functions as are necessary in order to provide effective administration of the Portfolio, including the maintenance of certain books and records, receiving and processing requests for increases and decreases in the beneficial interests in the Portfolio, notification to the Investment Adviser of available funds for investment, reconciliation of account information and balances between the Custodian and the Investment Adviser, and processing, investigating and responding to investor inquiries; (ii) oversees the performance of administrative and professional services to the Portfolio by others, including the Custodian;
(iii) provides the Portfolio with adequate office space and communications and other facilities; and (iv) prepares and/or arranges for the preparation, but does not pay for, the periodic updating of the Portfolio's registration statement for filing with the Securities and Exchange Commission, and the preparation of tax returns for the Portfolio and reports to investors and the SEC.

     For the services rendered to the Portfolio and related expenses borne by Brown Brothers Harriman Trust Company, LLC as Administrator of the Portfolio, Brown Brothers Harriman Trust Company, LLC receives from the Portfolio an annual fee, computed daily and payable monthly, equal to 0.035% of the Portfolio's average daily net assets. For the fiscal years ended June 30, 2005, 2004 and 2003, the Portfolio incurred $1,062,181, $1,067,945, and $1,173,193, respectively for administrative services. Compensation shown was for services rendered on behalf of the Predecessor Fund.

     The Administration Agreement between the Fund and Brown Brothers Harriman Trust Company, LLC and between the Portfolio and Brown Brothers Harriman Trust Company, LLC will remain in effect only so long as each such agreement is specifically approved at least annually in the same manner as the Portfolio's Investment Advisory Agreement (see "Investment Adviser"). The Independent Trustees approved the Fund's Administration Agreement on XXXXXXXXXXXXX. The Independent Trustees approved the Portfolio's Administration Agreement on XXXXXXXXXXX. Each agreement will terminate automatically if assigned by either party thereto and is terminable with respect to the Fund or the Portfolio at any time without penalty by a vote of a majority of the Trustees of the Fund or the Trustees of the Portfolio, as the case may be, or by a vote of the holders of a "majority of the outstanding voting securities" (as defined in the 1940
Act) of the Fund or the Portfolio, as the case may be. The Fund's Administration Agreement is terminable by the Trustees of the Fund or shareholders of the Fund on 60 days written notice to Brown Brothers Harriman Trust Company, LLC. The Portfolio's Administration Agreement is terminable by the Trustees of the Portfolio or by the Fund and other investors in the Portfolio on 60 days written notice to Brown Brothers Harriman Trust Company, LLC. Each agreement is terminable by the respective Administrator on 90 days written notice to the Fund or the Portfolio, as the case may be.

     Pursuant to separate Sub-administrative Services Agreements between Brown Brothers Harriman Trust Company, LLC and each of Federated Services Company ("Federated") and Brown Brothers Harriman & Co. (each, a "Sub-administrator"), the Sub-administrators perform such sub-administrative duties for the Fund and the Portfolio as are from time to time agreed upon by Brown Brothers Harriman Trust Company, LLC and each Sub-administrator. The offices of Federated are located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. The offices of Brown Brothers Harriman & Co. are located at 140 Broadway, New York, New York 10005. The Sub-administrators' sub-administrative duties may include, but are not necessarily limited to, providing equipment and clerical personnel necessary for maintaining the organization of the Fund and the Portfolio, participating in the preparation of documents required for compliance by the Fund and the Portfolio with applicable laws and regulations, preparing certain documents in connection with meetings of Trustees and shareholders of the Fund and the Portfolio, and other functions that would otherwise be performed by Brown Brothers Harriman Trust Company, LLC as set forth above (see Administrator"). For performing such sub-administrative services, each Sub-administrator receives such compensation from Brown Brothers Harriman Trust Company, LLC as is from time to time agreed to between Brown Brothers Harriman Trust Company, LLC and each Sub-administrator, which fees, in the aggregate, may not exceed the amount paid to Brown Brothers Harriman Trust Company, LLC by the Fund and the Portfolio, respectively.

DISTRIBUTOR
      Effective XXXXXXXX, Southpoint Distribution Services, Inc. ("Southpoint") serves as exclusive Distributor of the Fund's shares. Its offices are located at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. The Distributor's Agreement dated as of XXXXXXXXXXXXXXX between the Trust and Southpoint remains in effect for two years from the date of its execution and thereafter, but only so long as the continuance of the agreement is specifically approved at least annually in conformity with the requirements of the 1940 Act. The agreement terminates automatically in the event of its assignment, and may be terminated (i) with respect to the Funds, at any time, without penalty, by the Board of Trustees of the Trust or by a vote of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Funds on not more than ninety (90) days' written notice to Southpoint, and (ii) by Southpoint on ninety (90) days' written notice to the Trust.

EXPENSE REIMBURSEMENT
      Under an agreement dated XXXXXXXXXXXXXX, Brown Brothers Harriman Trust Company, LLC ("BBHTC") agrees to waive its fee and/or make reimbursements to the Fund so that the Fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses of the Fund) do not exceed in aggregate 0.20% of the Fund's average net assets. For the year ended June 30, 2005, BBHTC reimbursed the Fund $358,180. This agreement will terminate on December 31, 2006. Compensation shown was for services rendered on behalf of the Predecessor Fund.


SHAREHOLDER SERVICING AGENT

The Trust has entered into a shareholder servicing agreement with Brown Brothers Harriman pursuant to which Brown Brothers Harriman, as agent for the Fund, among other things: answers inquiries from shareholders of and prospective investors in the Fund regarding account status and history, the manner in which purchases and redemptions in the Fund's shares may be effected and certain other matters pertaining to the Fund; assists shareholders of and prospective investors in the Fund in designating and changing dividend options, account designations and addresses; and provides such other related services as the Trust or a shareholder of or prospective investor in the Fund may reasonably request. For these services, Brown Brothers Harriman receives from the Fund an annual fee of 0.05%, computed daily and payable monthly, of the average daily net assets of the Fund represented by shares owned during the period for which payment was being made by shareholders who did not hold their shares with an eligible institution.

FINANCIAL INTERMEDIARIES
     From time to time, the Fund and/or its Shareholder Servicing Agent enter into contracts with banks, brokers and other financial intermediaries ("Financial Intermediaries") pursuant to which a customer of the Financial Intermediary may place purchase orders for Fund shares through that Financial Intermediary which holds such shares in its name on behalf of that customer. Pursuant to such contract, each Financial Intermediary as agent with respect to shareholders of and prospective investors in the Fund who are customers of that Financial Intermediary, among other things: provides necessary personnel and facilities to establish and maintain certain shareholder accounts and records enabling it to hold, as agent, its customer's shares in its name or its nominee name on the shareholder records of the Trust; assists in processing purchase and redemption transactions; arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem shares of the Fund; provides periodic statements showing a customer's account balance and, to the extent practicable, integrates such information with information concerning other customer transactions otherwise effected with or through it; furnishes, either separately or on an integrated basis with other reports sent to a customer, monthly and annual statements and confirmations of all purchases and redemptions of Fund shares in a customer's account; transmits proxy statements, annual reports, updated prospectuses and other communications from the Trust to its customers; and receives, tabulates and transmits to the Trust proxies executed by its customers with respect to meetings of shareholders of the Fund. A Financial Intermediary may designate other intermediaries to accept purchase and redemption orders for Fund shares. Customer orders are priced at the Fund's NAV next determined after such order has been accepted by such customer's Financial Intermediary or its authorized designee. The Fund will be deemed to have received a purchase or redemption order for Fund shares when the Financial Intermediary or its authorized designee accepts such order. For these services, the Financial Intermediary receives such fees from the Fund or the Shareholder Servicing Agent as may be agreed upon from time to time between the parties.

ELIGIBLE INSTITUTIONS
     The Trust enters into eligible institution agreements with banks, brokers and other financial institutions pursuant to which each financial institution, as agent for the Trust with respect to shareholders of and prospective investors in the Fund who are customers with that financial institution, among other things: provides necessary personnel and facilities to establish and maintain certain shareholder accounts and records enabling it to hold, as agent, its customer's shares in its name or its nominee name on the shareholder records of the Trust; assists in processing purchase and redemption transactions; arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem shares of the Fund; provides periodic statements showing a customer's account balance and, to the extent practicable, integrates such information with information concerning other customer transactions otherwise effected with or through it; furnishes, either separately or on an integrated basis with other reports sent to a customer, monthly and annual statements and confirmations of all purchases and redemptions of Fund shares in a customer's account; transmits proxy statements, annual reports, updated prospectuses and other communications from the Trust to its customers; and receives, tabulates and transmits to the Trust proxies executed by its customers with respect to meetings of shareholders of the Fund. For these services, each financial institution receives from the Fund an annual fee, computed daily and payable monthly, equal to 0.05% of the Fund's average daily net assets represented by shares owned during the period for which payment was being made by customers for whom the financial institution was the holder or agent of record.

CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT
     Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, is the Custodian for the Fund and the Portfolio.

      As Custodian for the Fund, it is responsible for holding the Fund's assets (i.e., cash and the Fund's interest in the Portfolio) pursuant to a custodian agreement with the Fund. Cash is held for the Fund in demand deposit accounts at the Custodian. Subject to the supervision of the Administrator of the Fund, the Custodian maintains the accounting records for BBH and each day computes the NAV and net income per share of the Fund.

     As Custodian for the Portfolio, it is responsible for maintaining books and records of portfolio transactions and holding the Portfolio's securities and cash pursuant to a custodian agreement with the Portfolio. Cash is held for the Portfolio in demand deposit accounts at the Custodian. Subject to the supervision of the Administrator of the Portfolio, the Custodian maintains the accounting and portfolio transaction records for the Portfolio and each day computes the NAV and net income of the Portfolio.

     Citigroup Global Transaction Services, Two Portland Square, Portland, Maine 04101 is the Transfer and Dividend Disbursing Agent for the Fund. The Transfer and Dividend Disbursing Agent is responsible for maintaining the books and records detailing ownership of the Fund's shares.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
     Deloitte & Touche LLP, Boston, Massachusetts is the independent registered public accounting firm for the Fund and Portfolio.

NET ASSET VALUE
     The NAV of each of the Fund's shares is determined each day the New York Stock Exchange is open for regular trading and the Federal Reserve banks are open for business. (As of the date of this Statement of Additional Information, such Exchange and banks are open every weekday except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas.) This determination of NAV of each share of the Fund is made once during each such day as of the close of regular trading on such Exchange by subtracting from the value of the Fund's total assets (i.e., the value of its investment in the Portfolio and other assets) the amount of its liabilities, including expenses payable or accrued, and dividing the difference by the number of shares of the Fund outstanding at the time the determination is made.

     The value of the Portfolio's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the NAV per share of the Fund is determined. The determination of the value of the Fund's investment in the Portfolio is made by subtracting from the value of the total assets of the Portfolio the amount of the Portfolio's liabilities and multiplying the difference by the percentage, effective for that day, which represents the Fund's share of the aggregate beneficial interests in the Portfolio. The value of the Fund's investment in the Portfolio is determined once daily at 4:00 P.M., Eastern time on each day the New York Stock Exchange is open for regular trading and New York banks are open for business.

     The Portfolio's assets are valued by using the amortized cost method of valuation. This method involves valuing a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The market value of the securities held by the Portfolio fluctuates on the basis of the creditworthiness of the issuers of such securities and on the levels of interest rates generally. While the amortized cost method provides certainty in valuation, it may result in periods when the value so determined is higher or lower than the price the Portfolio would receive if the security were sold.

     Pursuant to a rule of the SEC, an investment company may use the amortized cost method of valuation subject to certain conditions and the determination that such method is in the best interests of the Fund's shareholders and the Portfolio's other investors. The use of amortized cost valuations is subject to the following conditions: (i) as a particular responsibility within the overall duty of care owed to the Portfolio's investors, the Trustees of the Portfolio have established procedures reasonably designed, taking into account current market conditions and the investment objective of its investors, to stabilize the NAV as computed; (ii) the procedures include periodic review by the Trustees of the Portfolio, as they deem appropriate and at such intervals as are reasonable in light of current market conditions, of the relationship between the value of the Portfolio's net assets using amortized cost and the value of the Portfolio's net assets based upon available indications of market value with respect to such portfolio securities; (iii) the Trustees of the Portfolio will consider what steps, if any, should be taken if a difference of more than 1/2 of 1% occurs between the two methods of valuation; and (iv) the Trustees of the Portfolio will take such steps as they consider appropriate, such as shortening the average portfolio maturity, realizing gains or losses, establishing the value of the Portfolio's net assets by using available market quotations, or reducing the value of interests in the Portfolio, to minimize any material dilution or other unfair results which might arise from differences between the two methods of valuation.

     Such conditions also generally require that: (i) investments for the Portfolio be limited to instruments which the Trustees of the Portfolio determine present minimal credit risks and which are of high quality as determined by any NRSRO that is not an affiliated person of the issuer of, or any issuer, guarantor or provider of credit support for, the instrument, or, in the case of any instrument that is not so rated, is of comparable quality as determined by the Investment Adviser under the general supervision of the Trustees of the Portfolio; (ii) a dollar-weighted average portfolio maturity of not more than 90 days be maintained and no instrument is purchased with a remaining maturity of more than 397 days; (iii) the Portfolio's available cash will be invested in such a manner as to reduce such maturity to 90 days or less as soon as is reasonably practicable, if the disposition of a portfolio security results in a dollar-weighted average portfolio maturity of more than 90 days; and (iv) no more than 5% of the Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities).

     It is expected that the Fund will have a positive net income at the time of each determination thereof. If for any reason the Fund's net income is a negative amount, which could occur, for instance, upon default by an issuer of a portfolio security, the Fund would first offset the negative amount with respect to each shareholder account from the dividends declared during the month with respect to those accounts. If and to the extent that negative net income exceeds declared dividends at the end of the month, the Fund would reduce the number of outstanding Fund shares by treating each shareholder as having contributed to the capital of the Fund that number of full and fractional shares in his or her account which represents his or her share of the amount of such excess. Each shareholder would be deemed to have agreed to such contribution in these circumstances by his or her investment in the Fund.

COMPUTATION OF PERFORMANCE
      The current and effective yields of the Fund may be used from time to time in shareholder reports or other communications to shareholders or prospective investors. Seven-day current yield is computed by dividing the net change in account value (exclusive of capital changes) of a hypothetical pre-existing account having a balance of one share at the beginning of a seven-day calendar period by the value of that account at the beginning of that period, and multiplying the return over the seven-day period by 365/7. For purposes of the calculation, net change in account value reflects the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but does not reflect realized gains or losses or unrealized appreciation or depreciation. The Fund's current yield for the seven-day calendar period ended June 30, 2004 was 1.02%. In addition, the Fund may use an effective annualized yield quotation for the Fund computed on a compounded basis by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7, and subtracting 1 from the result. Based upon this latter method, the Fund's effective annualized yield for the seven-day calendar period ended June 30, 2005 was 2.97%. Fund performance before February xx, 2006 is that of the Predecessor Fund. The Fund has the same investment objectives and policies of the Predecessor Fund.

     The yield should not be considered a representation of the yield of the Fund in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held for the Portfolio, changes in interest rates on investments, and the Fund's expenses during the period.

     Yield information may be useful for reviewing the performance of the Fund and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which pay a fixed yield for a stated period of time, the Fund's yield does fluctuate, and this should be considered when reviewing performance or making comparisons.

     The Fund's "yield" and "effective yield" may be used from time to time in shareholder reports or other communications to shareholders or prospective investors. Both yield figures are based on historical earnings and are not intended to indicate future performance. Performance information may include the Fund's investment results and/or comparisons of its investment results to various unmanaged indexes (such as 1-month LIBOR) and to investments for which reliable performance data is available. Performance information may also include comparisons to averages, performance rankings or other information prepared by recognized mutual fund statistical services. To the extent that unmanaged indexes are so included, the same indexes will be used on a consistent basis. The Fund's investment results as used in such communications are calculated in the manner set forth below.

     The "yield" of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated). This income is then "annualized". That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" is slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

     The average annual total return of the Fund is calculated for any period by (a) dividing (i) the sum of the aggregate NAV per share on the last day of the period of shares purchased with a $1,000 payment on the first day of the period and the aggregate net asset value per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to shares purchased on the first day of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) $1,000, (b) raising the quotient to a power equal to 1 divided by the number of years in the period, and (c) subtracting 1 from the result.

     The total rate of return of the Fund for any specified period is calculated by (a) dividing (i) the sum of the aggregate net asset value per share on the last day of the period of shares purchased with a $1,000 payment on the first day of the period and the aggregate NAV per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to shares purchased on the first day of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) $1,000, and (b) subtracting 1 from the result.

     The Portfolio commenced operations as of October 31, 1994 after the transfer to it of all of the assets of BBH Money Market Fund ("Money Market Fund") in exchange for an interest in the Portfolio. The Money Market Fund has investment policies, objective, guidelines and restrictions that are in all material respects equivalent to those of the Portfolio. The assets of the Portfolio as of October 31, 1994 were the same as the assets of the Money Market Fund immediately prior to the transfer. While the Money Market Fund continues to exist, its assets consist solely of its interest in the Portfolio. Since, in a practical sense, the Money Market Fund constitutes the "predecessor" of the Portfolio, the performance of the Portfolio is calculated for periods or portions thereof that commenced prior to the transfer of the Money Market Fund's assets to the Portfolio by including the performance of the Money Market Fund, with appropriate adjustments.

      Historical total return information for any period or portion thereof prior to the establishment of the Fund will be that of the Portfolio, adjusted to assume that all charges, expenses and fees of the Fund and the Portfolio which are presently in effect were deducted during such periods, as permitted by applicable SEC staff interpretations. The table that follows sets forth average annual total return information for the periods indicated:


                                                                  06/30/05
                  1 Year:                                              2.04 %
                  5 Years:                                             2.56%
                 10 Years:                                             4.00%


Performance calculations should not be considered a representation of the average annual or total rate of return of the Fund in the future since the rates of return are not fixed. Actual total rates of return and average annual rates of return depend on changes in the market value of, and dividends and interest received from, the investments held by the Fund's Portfolio and the Fund's and Portfolio's expenses during the period.

     Total and average annual rate of return information may be useful for reviewing the performance of the Fund and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which pay a fixed yield for a stated period of time, the Fund's total rate of return fluctuates, and this should be considered when reviewing performance or making comparisons.

     The Fund's performance may be used from time to time in shareholder reports or other communications to shareholders or prospective investors. Performance figures are based on historical earnings and are not intended to indicate future performance. Performance information may include the Fund's investment results and/or comparisons of its investment results to various unmanaged indexes and to investments for which reliable performance data is available. Performance information may also include comparisons to averages, performance rankings or other information prepared by recognized mutual fund statistical services. To the extent that unmanaged indexes are so included, the same indexes are used on a consistent basis. The Fund's investment results as used in such communications are calculated on a total rate of return basis in the manner set forth below.

     Period and average annualized "total rates of return" may be provided in such communications. The "total rate of return" refers to the change in the value of an investment in the Fund over a stated period based on any change in NAV per share and including the value of any shares purchasable with any dividends or capital gains distributions during such period. Period total rates of return may be annualized. An annualized total rate of return is a compounded total rate of return which assumes that the period total rate of return is generated over a one year period, and that all dividends and capital gains distributions are reinvested. An annualized total rate of return is slightly higher than a period total rate of return if the period is shorter than one year, because of the assumed reinvestment.

When Shares of a Fund are in existence for less than a year, a Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

PURCHASES AND REDEMPTIONS
     A confirmation of each purchase and redemption transaction is issued on execution of that transaction.

     Redemptions from the Fund are processed once a completed account application with a certified taxpayer identification number has been received.

     In the event a shareholder redeems all shares held in the Fund at any time during the month, all accrued but unpaid dividends are included in the proceeds of the redemption and future purchases of shares of by such shareholder would be subject to the Fund's minimum initial purchase requirements.

     The Fund reserves the right to discontinue, alter or limit the automatic reinvestment privilege at any time, but will provide shareholders prior written notice of any such discontinuance, alteration or limitation.

Lost Accounts. The transfer agent will consider your account lost if correspondence to your address of record is returned as undeliverable on more than two consecutive occasions, unless the transfer agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding checks (unpaid for six months or more) or checks that have been returned to the transfer agent will be reinvested at the then-current NAV and the checks will be canceled. However, checks will not be reinvested into accounts with a zero balance.

FEDERAL TAXES
     Dividends of net income and net short-term capital gains, if any, are taxable to shareholders of the Fund as ordinary income, whether such dividends are paid in cash or reinvested in additional shares. These distributions are not eligible for the dividends-received deduction allowed to corporate shareholders.

     Each year, the Fund intends to continue to qualify and elect that it be treated as a separate "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under Subchapter M of the Code, the Fund is not subject to federal income taxes on amounts distributed to shareholders. A 4% non-deductible excise tax is imposed on the Fund to the extent that certain distribution requirements for the Fund for each calendar year are not met. The Fund intends to continue to meet such requirements. The Portfolio is also not required to pay any federal income or excise taxes.

     Qualification as a regulated investment company under the Code requires, among other things, that (a) at least 90% of the Fund's annual gross income, without offset for losses from the sale or other disposition of securities, be derived from interest, payments with respect to securities loans, dividends and gains from the sale or other disposition of securities or other income derived with respect to its business of investing in such securities; (b) less than 30% of the Fund's annual gross income be derived from gains (without offset for losses) from the sale or other disposition of securities held for less than three months; and (c) the holdings of the Fund be diversified so that, at the end of each quarter of its fiscal year, (i) at least 50% of the market value of the Fund's assets be represented by cash, U.S. Government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's assets be invested in the securities of any one issuer (other than U.S. Government securities and securities of other investment companies). In addition, in order not to be subject to federal income tax, at least 90% of the Fund's net investment income and net short-term capital gains earned in each year must be distributed to the Fund's shareholders.

     To maintain a constant $1.00 per share NAV, the Trustees may direct that the number of outstanding shares be reduced pro rata. If this adjustment is made, it will reflect the lower market value of portfolio securities and not realized losses.

     Other Taxes. The treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Distributions to shareholders may be subject to additional state and local taxes. Shareholders are urged to consult their tax advisors regarding any state or local taxes.

     Other Information. Annual notification as to the tax status of capital gains distributions, if any, is provided to shareholders shortly after June 30, the end of the Fund's fiscal year. Additional tax information is mailed to shareholders in January. Under U.S. Treasury regulations, the Fund is required to withhold and remit to the U.S. Treasury a portion (31%) of dividends and capital gains distributions on the accounts of those shareholders who fail to provide a correct taxpayer identification number (Social Security Number for individuals) or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to such withholdings. Prospective investors should submit an IRS Form W-9 to avoid such withholding.

     This tax discussion is based on the tax laws and regulations in effect on the date of this Prospectus, however such laws and regulations are subject to change. Shareholders and prospective investors are urged to consult their tax advisors regarding specific questions relevant to their particular circumstances.

DESCRIPTION OF SHARES

      The Fund is an open-end management investment company organized as a Delaware statutory trust on October 28, 2005. Its offices are located at 140 Broadway, New York, NY 10005; its telephone number is (212) 493-7888. The Declaration of Trust currently permits the Fund to issue 25,000,000,000 shares of common stock, par value $0.001 per share. The Board of Trustees has the power to designate on or more series of shares of common stock and to classify and reclassify any unissued shares with respect to such series.

     Each Fund share represents an equal proportionate interest in the Fund with each other share. Upon liquidation or dissolution of the Fund, the Fund's shareholders are entitled to share pro rata in the Fund's net assets available for distribution to its shareholders.

     Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote. Shareholders in the Fund do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of the Fund may elect all of the Trustees of the Fund if they choose to do so and in such event the other shareholders in the Fund would not be able to elect any Trustee of the Fund. The Fund is not required and has no current intention to hold meetings of shareholders annually but the Fund will hold special meetings of shareholders when in the judgment of the Fund's Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have under certain circumstances(e.g., upon application and submission of certain specified documents to the Trustees of the Fund by a specified number of shareholders) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees of the Fund. Shareholders also have the right to remove one or more Trustees of the Fund without a meeting by a declaration in writing by a specified number of shareholders. Shares have no preference, pre-emptive, conversion or similar rights. The rights of redemption are described in the offering circular. Shares are fully paid and non-assessable by the Fund.

     Share certificates are not issued by the Fund.

     The By-Laws of the Fund provide that the presence in person or by proxy of the holders of record of one half of the shares of the Fund outstanding and entitled to vote thereat shall constitute a quorum at all meetings of Fund shareholders, except as otherwise required by applicable law. The By-Laws further provide that all questions shall be decided by a majority of the votes cast at any such meeting at which a quorum is present, except as otherwise required by applicable law.

     The Declaration of Trust further provides that obligations of the Trust are not binding upon the Trust's Trustees individually but only upon the property of the Trust and that the Trust's Trustees are not liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trust's Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     The Portfolio, in which all of the assets of the Fund are invested, is organized as a trust under the law of the State of Delaware. The Portfolio's Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) are each liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of the Fund believe that neither the Fund nor its shareholders will be adversely affected by reason of the investment of all of the assets of the Fund in the Portfolio.

     Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange is open for regular trading and New York banks are open for business. At 4:00 P.M., Eastern time on each such business day, the value of each investor's beneficial interest in the Portfolio is determined by multiplying the NAV of the Portfolio by the percentage, effective for that day, which represents that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or withdrawals, which are to be effected on that day, are then effected. The investor's percentage of the aggregate beneficial interests in the Portfolio is then recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of 4:00 P.M., Eastern time on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate NAV of the Portfolio as of 4:00 P.M., Eastern time on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined is then applied to determine the value of the investor's interest in the Portfolio as of 4:00 P.M., Eastern time on the following business day of the Portfolio.

     Whenever the Fund is requested to vote on a matter pertaining to the Portfolio, the Fund will vote its shares in favor of the proposal without a meeting of shareholders of the Fund if the proposal is one, if which made with respect to the Fund, would not require the vote of shareholders of the Fund as long as such action is permissible under applicable statutory and regulatory requirements. For all other matters requiring a vote, the Fund will hold a meeting of shareholders of the Fund and, at the meeting of investors in the Portfolio, the Fund will cast all of its votes in the same proportion as the votes of the Fund's shareholders even if all Fund shareholders did not vote. Even if the Fund votes all its shares at the Portfolio meeting, other investors with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio.

     Interests in the Portfolio have no preference, preemptive, conversion or similar rights, and are fully paid and non-assessable. The Portfolio is not required to hold annual meetings of investors, but will hold special meetings of investors when, in the judgment of its trustees, it is necessary or desirable to submit matters for an investor vote. Each investor is entitled to a vote in proportion to the share of its investment in the Portfolio.

PORTFOLIO BROKERAGE TRANSACTIONS
     Brown Brothers Harriman., as Investment Adviser for the Portfolio, places orders for all purchases and sales of portfolio securities, enters into repurchase and reverse repurchase agreements and executes loans of portfolio securities. Fixed-income securities are generally traded at a net price with dealers acting as principal for their own account without a stated commission. The price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid. From time to time certificates of deposit may be purchased through intermediaries who may charge a commission for their services.

     On those occasions when Brown Brothers Harriman & Co. deems the purchase or sale of a security to be in the best interests of the Portfolio as well as other customers, Brown Brothers Harriman & Co., to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions, if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction are made by Brown Brothers Harriman & Co. in the manner it considers to be most equitable and consistent with its fiduciary obligations to its customers, including the Portfolio. In some instances, this procedure might adversely affect the Portfolio.

     Although the Portfolio generally holds investments until maturity and does not seek profits through short-term trading, it may dispose of any portfolio security prior to its maturity if it believes such disposition advisable.

BOND, NOTE AND COMMERCIAL PAPER RATINGS
     There is no additional percentage limitation with respect to investments in negotiable certificates of deposit, fixed time deposits and bankers' acceptances of U.S. branches of U.S. banks and U.S. branches of non-U.S. banks that are subject to the same regulation as U.S. banks. Since the Portfolio may contain U.S. dollar-denominated certificates of deposit, fixed time deposits and bankers' acceptances that are issued by non-U.S. banks and their non-U.S. branches, the Portfolio may be subject to additional investment risks with respect to those securities that are different in some respects from obligations of U.S. issuers, such as currency exchange control regulations, the possibility of expropriation, seizure or nationalization of non-U.S. deposits, less liquidity and more volatility in non-U.S. securities markets and the impact of political, social or diplomatic developments or the adoption of other foreign government restrictions which might adversely affect the payment of principal and interest on securities held by the Portfolio. If it should become necessary, greater difficulties might be encountered in invoking legal processes abroad than would be the case in the United States. Issuers of non-U.S. bank obligations may be subject to less stringent or different regulations than are U.S. bank issuers, there may be less publicly available information about a non-U.S. issuer, and non-U.S. issuers generally are not subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. Income earned or received by the Portfolio from sources within countries other than the United States may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States, however, may reduce or eliminate such taxes. All such taxes paid by the Portfolio would reduce its net income available for distribution to investors (i.e., the Fund and other investors in the Portfolio); however, the Investment Adviser would consider available yields, net of any required taxes, in selecting securities of non-U.S. issuers. While early withdrawals are not contemplated, fixed time deposits are not readily marketable and may be subject to early withdrawal penalties, which may vary. Assets of the Portfolio are not invested in obligations of Brown Brothers Harriman & Co., or the Distributor, or in the obligations of the affiliates of any such organization. Assets of the Portfolio are also not invested in fixed time deposits with a maturity of over seven calendar days, or in fixed time deposits with a maturity of from two business days to seven calendar days if more than 10% of the Portfolio's net assets would be invested in such deposits.

                                  Bond Ratings

Moody's Investors Service ("Moody's")

     Aaa - Bonds rated Aaa are judged to be of the "best quality". Issues rated Aaa may be further modified by the numbers 1, 2 or 3 (3 being the highest) to show relative strength within the rating category.

Standard & Poor's ("S&P")
     AAA - The AAA rating is the highest rating assigned to debt obligations and indicates an extremely strong capacity to pay principal and interest.

         Note and Variable Rate Investment Ratings

     Moody's - MIG-1. Notes rated MIG-1 are judged to be of the best quality, enjoying strong protection from established cash flow of funds for their services or from established and broad-based access to the market for refinancing or both.

     S&P - SP-1. SP-1 denotes a very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics are given a plus (+) designation (SP-1+).

Corporate Commercial Paper Ratings

     Moody's - Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Prime-1 indicates highest quality repayment capacity of rated issue.

     S&P - Commercial Paper ratings are a current assessment of the likelihood of timely payment of debts having an original maturity of no more than 365 days. Issues rated A-1 have the greatest capacity for timely payment. Issues rated "A-1+" are those with an "overwhelming degree of credit protection."

         Other Considerations

     Among the factors considered by Moody's in assigning bond, note and commercial paper ratings are the following: (i) evaluation of the management of the issuer; (ii) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas;
(iii) evaluation of the issuer's products in relation to competition and customer acceptance; (iv) liquidity; (v) amount and quality of long-term debt;
(vi) trend of earnings over a period of 10 years; (vii) financial strength of a parent company and the relationships which exist with the issuer; and (viii) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

     Among the factors considered by S&P in assigning bond, note and commercial paper ratings are the following: (i) trend of earnings and cash flow with allowances made for unusual circumstances, (ii) stability of the issuer's industry, (iii) the issuer's relative strength and position within the industry and (iv) the reliability and quality of management.

ADDITIONAL INFORMATION

     As used in this Statement of Additional Information and the Prospectus, the term "majority of the outstanding voting securities" (as defined in the 1940 Act) currently means the vote of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or represented by proxy; or
(ii) more than 50% of the outstanding voting securities, whichever is less.

     Fund shareholders receive semi-annual reports containing unaudited financial statements and annual reports containing financial statements audited by independent auditors.

     Other mutual funds or institutional investors may invest in the Portfolio on the same terms and conditions as the Fund. However, these other investors may have different operating expenses which may generate different aggregate performance results. Information concerning other investors in the Portfolio is available from Brown Brothers Harriman & Co.

     The Fund may withdraw its investment in the Portfolio as a result of certain changes in the Portfolio's investment objective, policies or restrictions or if the Board of Trustees of the Fund determines that it is otherwise in the best interests of the Fund to do so. Upon any such withdrawal, the Board of Trustees of the Fund would consider what action might be taken, including the investment of all of the assets of the Fund in another pooled investment entity or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described above with respect to the Portfolio. In the event the Trustees of the Fund were unable to accomplish either, the Trustees will determine the best course of action.

FINANCIAL STATEMENTS
     The Annual Report of Fund dated June 30, 2005 has been filed with the SEC pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder and is hereby incorporated herein by reference. A copy of the Annual Report will be provided without charge to each person receiving this Statement of Additional Information.

Appendix - Listing of Service Providers

The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Legal Counsel

Sullivan & Cromwell LLP

Service Providers

Federated Services Company

Edgewood Services, Inc.

ReedSmith LLP

Security Pricing Services

ITG, Inc.

FT Interactive

Reuters, Inc.

Ratings Agencies

Interactive Date Corp

Moody's Investor Service

Standard & Poor's





                              BROWN BROTHERS HARRIMAN
                                     Prospectus
                                  JANUARY XX, 2006
                            BBH U.S. TREASURY MONEY FUND
                               BBH MONEY MARKET FUND
                             BBH TAX EXEMPT MONEY FUND
                 BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND


      These Securities Have Not Been Approved Or Disapproved By The Securities And Exchange Commission (SEC) Or Any State Securities Commission, Nor Has The SEC Or Any State Securities Commission Passed Upon The Accuracy Or Adequacy Of This Prospectus. Any Representation To The Contrary Is A Criminal Offense.

                                      Contents

                                                        Page

      Investment Objective

      Principal Investment Strategies

      Principal Risk Factors

      Fund Performance

      Fees and Expenses of the Funds

      Investment Adviser

      Shareholder Information

      Financial Highlights

      Additional Information

      The BBH Funds are a mutual fund family that offers a variety of investment goals and strategies. The Funds offered within this prospectus are: BBH U.S. Treasury Money Fund, BBH Money Market Fund, BBH Tax Exempt Money Fund and BBH Tax Free Short/Intermediate Fixed Income Fund, all of which are portfolios of BBH Trust.


      INVESTMENT OBJECTIVE

      The investment objective of the BBH U.S. Treasury Money Fund and the BBH Money Market Fund is to provide investors with as high a level of income as is consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the BBH Tax Exempt Money Fund is to provide investors with as high a level of current income exempt from federal income taxes as is consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the BBH Tax Free Short/Intermediate Fixed Income Fund is to provide investors with as high a level of income exempt from federal income tax as is consistent with minimizing price fluctuations in net asset value (NAV) and maintaining liquidity. Each Fund's investment objective may only be changed with shareholder approval.

      PRINCIPAL INVESTMENT STRATEGIES

      BBH U.S. Treasury Money Fund

      The Investment Adviser of the BBH U.S. Treasury Money Fund invests in securities issued by the U.S. Treasury and backed as to principal and interest payments by the full faith and credit of the United States of America and repurchase agreements collateralized by such securities. These securities are issues of the U.S. Treasury, such as bills, notes and bonds as well as other full faith and credit obligations of the U.S. government.

      BBH Money Market Fund

      The BBH Money Market Fund invests all of its assets in the BBH U.S. Money Market Portfolio (the "Portfolio"), an investment company that has the same investment objective as the Fund. Brown Brothers Harriman, the Investment Adviser of the Portfolio, invests all of the assets of the Portfolio in short-term securities denominated in U.S. dollars which, at the time of purchase, are rated within the highest rating category for short-term debt obligations by at least two (unless only rated by one) nationally recognized statistical rating organizations (e.g., Moody's Investors Service, Standard & Poor's and Fitch) (NRSRO). The instruments in which the Investment Adviser may invest include U.S. government securities and bank obligations of U.S. and non-U.S. banks (such as certificates of deposit and fixed time deposits), commercial paper, repurchase agreements, reverse repurchase agreements, when-issued and delayed delivery securities, bonds issued by U.S. corporations and obligations of certain supranational organizations. The BBH U.S. Money Market Portfolio invests at least 80% of its assets in securities issued in the U.S.

      BBH Tax Exempt Money Fund

      The Investment Adviser invests at least 80% of the BBH Tax Exempt Money Fund's assets in municipal securities, the interest on which is exempt from federal income tax and the alternative minimum tax (AMT). The Investment Adviser invests all of the BBH Tax Exempt Money Fund's assets in securities which, at the time of purchase, are either (1) rated within the highest rating category for short-term debt obligations by at least two (unless only rated by one) NRSROs; or (2) if unrated, are of comparable quality as determined by or under the direction of the BBH Tax Exempt Money Fund's Board of Trustees; or (3) do not carry a short-term rating but fall within the maturity parameters of the BBH Tax Exempt Money Fund and carry a long-term debt rating within the two highest debt rating categories by at least two NRSROs. Municipal securities may be fully or partially guaranteed. They may be guaranteed by a pool of underlying U.S. Treasuries (known as "pre-refunded"), local governments or by the credit of a private issuer. Municipal securities may also be guaranteed by the current or anticipated revenues from a specific project or specific assets. Additionally, municipal securities may be guaranteed by domestic or foreign entities providing credit support such as letters of credit, guarantees or insurance. The Investment Adviser may invest more than 25% of the BBH Tax Exempt Money Fund's total assets in tax-exempt securities that finance similar projects, such as those relating to education, health care, transportation and utilities.

      BBH Tax Free Short/Intermediate Fixed Income Fund

      The Investment Adviser invests at least 80% of the BBH Tax Free Short/Intermediate Fixed Income Fund's assets in fixed income municipal securities, the interest on which is exempt from federal income tax and AMT. The Investment Adviser invests all of the BBH Tax Free Short/Intermediate Fixed Income Fund's assets in securities which, at the time of purchase, are rated at least Investment Grade by two or more (unless only rated by one) NRSROs or, if unrated, are of comparable quality to Investment Grade securities as judged by the Investment Adviser. Municipal securities may be fully or partially guaranteed. They may be guaranteed by a pool of underlying U.S. Treasuries (known as "pre-refunded"), local governments or by the credit of a private issuer. Municipal securities may also be guaranteed by the current or anticipated revenues from a specific project or specific assets. The securities in which the Investment Adviser invests may include municipal bonds, notes, commercial paper, variable and floating rate instruments and when-issued and delayed delivery securities. The dollar weighted average maturity of the BBH Tax Free Short/Intermediate Fixed Income Fund's portfolio is expected to range from one to three years.

      Principal Risk Factors

      The principal risks of investing in each Fund are described below. A shareholder may lose money by investing in the Funds. Market Risk, Interest Rate Risk and Credit Risk discussed below are applicable to each Fund and the Portfolio.

      Market Risk:

      This is the risk that the price of a security will fall due to changing economic, political or market conditions, or due to a company's individual situation.

      Interest Rate Risk:

      Interest rate risk refers to the price fluctuation of a bond in response to changes in interest rates. A major change in rates could cause a Fund's yield to decline. The Tax Free Short/Intermediate Fixed Income Fund invests in longer term obligations which are usually more sensitive to interest rate changes than the shorter-term obligations in which the money market funds invest.

      Credit Risk:

      Credit risk refers to the likelihood that an issuer or obligor will default on interest or principal payments. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can adversely affect the credit quality or value of an issuer's securities. The Investment Adviser invests in securities with a rating of Investment Grade or better, which reduces the Funds' exposure to credit risk. The Tax Exempt Money Fund and the Tax Free Short/Intermediate Fixed Income Fund may hold securities that are insured by a bond insurer. A downgrade of the credit rating of such bond insurer may cause the value of the insured security and the Funds' share price to decline.

      Municipal Market Risk:

      The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a default or bankruptcy. If a security's structure fails to function as intended, the security could become taxable or decline in value.

      Concentration Risk:

      Because the BBH Tax Exempt Money Fund and the BBH Tax Free
Short/Intermediate Fixed Income Fund may invest their assets in municipal securities of issuers financing similar type projects, each Fund may be adversely affected by a particular economic or political event affecting that type project.

      Because the BBH U.S. Money Market Portfolio invests a significant portion of its assets in bank obligations, the value of these investments and the net assets of the Portfolio could decline more dramatically as a result of adverse events affecting the bank industry.

      Foreign Investment Risk:

      Because the BBH U.S. Money Market Portfolio invests in securities issued by non-U.S. banks, the Portfolio is subject to additional risks on these securities such as adverse political, social and economic developments abroad, different kinds and levels of market and issuer regulations and the different characteristics of overseas economies and markets. There may be rapid changes in the value of these securities.

      Investments in each Fund are neither insured nor guaranteed by the U.S. government. Shares of each Fund are not deposits or obligations of, or guaranteed by, Brown Brothers Harriman or any other bank, and the shares are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal, state or other governmental agency. Although U.S. government agencies and instrumentalities may be chartered or sponsored by acts of congress, their securities are neither issued nor guaranteed by the United States Treasury. Although the BBH Money Market Fund, BBH U.S. Treasury Money Fund and BBH Tax Exempt Money Fund seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

FUND PERFORMANCE (To be filed by Amendment)

The Funds are successors to mutual funds of the same name (the "Predecessor Funds").The Predecessor Funds were managed by Brown Brothers Harriman, the Funds' Investment Adviser. Prior to the Funds' commencement of operations date of January xx, 2006, the Funds had no investment operations. Accordingly, the performance information and financial information provided in this prospectus for the periods prior to that date is historical information of the Predecessor Funds.

      The bar chart and table below give an indication of the risks of investing in the BBH U.S. Treasury Money Fund, BBH Money Market Fund, BBH Tax Exempt Money Fund and BBH Tax Free Short/Intermediate Fixed Income Fund. The bar chart shows changes in each Fund's performance from year to year. The table shows how the BBH Tax Free Short/Intermediate Fixed Income Fund's average annual returns for the periods indicated compared to those of the Lehman Brothers 3-Year Municipal Index, a broad-based market index. To be included in the index, bonds must have a minimum credit rating of Baa. They must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million. The bonds must have a dated-date after December 31, 1990 and must be at least one year from their maturity date. As of January 1996, the index also includes zero coupon bonds and bonds subject to the AMT. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and it is not possible to invest directly in an index.

      For current yield information, please call 1-800-625-5759 toll free, or contact your account representative. When you consider this information, please remember that a Fund's performance (before and after taxes in the case of the BBH Tax Free Short/Intermediate Fixed Income Fund) in past years is not an indication of how a Fund will do in the future.
      As of June 30, 2005 the BBH U.S. Treasury Money Fund, BBH Money Market Fund, BBH Tax Exempt Money Fund and BBH Tax Free Short/Intermediate Fixed Income Fund had year-to-date returns of 0.96%, 1.11%, 0.75%, and 0.38%, respectively.



       BBH U.S. Treasury Money Fund Total Returns (% per calendar year)
--------------------------------------------------------------------------------

      1995  1996  1997  1998  1999  2000  2001  2002  2003  2004

      5.16% 4.72% 4.76% 4.63% 4.06% 5.41% 3.63% 1.23% 0.54% 0.64%



       BBH Money Market Fund Total Returns (% per calendar year)
--------------------------------------------------------------------------------

      1995  1996  1997 1 998  1999  2000  2001  2002  2003  2004

      5.59% 5.02% 5.16% 5.06% 4.80% 6.00% 3.75% 1.37% 0.72% 0.90%



       BBH Tax Exempt Money Fund Total Returns (% per calendar year)
--------------------------------------------------------------------------------

      2000  2001  2002  2003  2004

      3.32% 2.27% 0.92% 0.51% 0.62%



       BBH Tax Free Short/intermediate Fixed Income Fund Total Returns (% per calendar year)
--------------------------------------------------------------------------------

      1995  1996   1997  1998  1999  2000 2001  2002  2003  2004

      7.17% 2.57% 3.98% 4.60% 0.83% 4.36% 5.52% 5.64% 1.57% 0.27%

 Highest and Lowest Quarterly Returns (Quarterly 1994-2004)       ___________
 -----------------------------------------------------------------

                                          Quarter           Quarter
                                          Ended             Ended
                                          -----------       -----------
BBH U.S. Treasury Money Fund  1.40%       Dec-00            0.09% Mar-04

BBH Money Market Fund         1.57%       Sept-00           0.14% Mar-04

BBH Tax Exempt Money Fund     0.87%       Sept-00           0.09% Sep-04

BBH Tax Free Short/Intermediate
Fixed Income Fund             2.47%       Mar-95            (1.70) % Jun


      Average Annual Total Returns (through June 30, 2005) ----------------

                                          1 Year      5 Year      10 Years
                                          --------- --------- ------------

BBH U.S. Treasury Money Fund*             1.41%       1.96%       3.30%
BBH Money Market Fund*                    1.72%       2.19%       3.65%
BBH Tax Exempt Money Fund                 1.15%       1.37%       *** N/A
BBH Tax Free Short/Intermediate
Fixed Income Fund (Return Before Taxes)   1.75%       3.28%       3.28%
Return After Taxes on Distributions**     1.70%       3.23%       3.38%
and Sale of Fund Shares**                 1.80%       3.17%       3.33%
Lehman Brothers 3-Year Municipal Index    2.55%       4.38%       4.51%

* Total returns are subject to federal income taxes at the Stockholders marginal tax rate, which may be as high as 35%.
** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of State and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
*** Total return since inception, February 22, 1999.


      FEES AND EXPENSES OF THE FUNDS (To be filed by Amendment)

      The tables below describe the fees and expenses that an investor may pay if that investor buys and holds shares of the Funds.

      Shareholder Fees

      (Fees paid directly from an investor's account)

      EXAMPLE

      The example is intended to help an investor compare the cost of investing in the Funds to the cost of investing in other mutual funds. The example assumes that an investor invests $10,000 in the Funds for the time periods indicated and then sells all of his shares at the end of those periods. The example also assumes that an investment has a 5% return each year and that the Funds' operating expenses remain the same as shown in the table above. Although actual costs on an investor's investment may be higher or lower, based on these assumptions the Investor's costs would be:

      BBH U.S. Treasury       BBH Money   BBH Tax Exempt    BBH Tax Free
      Money Fund              Market Fund Money Fund        Short/ Intermediate
Fixed Income Fund __________________________ ____________________
----------------------- -----------------------------
1 Year $57                    $53         $57               $82
3 Years $179                  $167        $179              $255
5 Years $313                  $291        $313              $444
10 Years $701                 $653        $701              $990

1 The example above reflects the expenses of both the Fund and the Portfolio.




      INVESTMENT ADVISER

      The Investment Adviser to the BBH U.S. Treasury Money Fund, BBH Tax Exempt Money Fund, BBH Tax Free Short/Intermediate Fixed Income Fund and BBH U.S. Money Market Portfolio is Brown Brothers Harriman, Private Bankers, a New York limited partnership established in 1818. Brown Brothers Harriman has established a separately identifiable department (SID) to provide investment advice to mutual funds. The SID is registered with the SEC under the Investment Advisers Act of 1940. The Investment Adviser is located at 140 Broadway, New York, NY 10005.

      The Investment Adviser provides investment advice and portfolio management services to the Funds and the Portfolio. Subject to the general supervision of the Trustees, the Investment Adviser makes the day-to-day investment decisions, places the purchase and sale orders for the portfolio transactions, and generally manages the investments. The Investment Adviser provides a broad range of investment management services for customers in the United States and abroad. At June 30, 2005, it managed total assets of approximately $38 billion.


Mr. Gregory Steier and Mr. John Ackler manage the assets of the BBH Money Market Fund and the BBH US Treasury Money Fund on a day-to-day basis. Mr. Steier holds a B.S. and a M.B.A. from New York University. He joined Brown Brothers Harriman in 1992. Mr. Ackler holds a B.S. from Philadelphia University and a M.B.A. from Lehigh University and is a Chartered Financial Analyst He joined Brown Brothers Harriman in 1999.

Mr. Gregory Steier and Mr. John C.G. Brownlie manage the assets of the BBH Tax Exempt Money Fund and the BBH Tax Free Short Intermediate Fixed Income Fund on a day-to-day basis. Mr. Steier holds a B.S. and a M.B.A. from New York University. He joined Brown Brothers Harriman in 1992. Mr. Brownlie holds a B.A. from Wheaton College. He joined Brown Brothers Harriman in 1995.

All strategies are formed by the Fixed Income Strategy Group chaired by Glenn
E. Baker, a partner at Brown Brothers Harriman. All issuers eligible for purchase are approved by the Fixed Income Credit Committee, also chaired by Mr. Baker. The Funds' SAI provides additional information about the Portfolio Managers' compensation, management of other accounts, and ownership of securities in the BBH Tax Free Short/Intermediate Fixed Income Fund.
      As compensation for the services rendered and related expenses such as salaries of advisory personnel borne by the Investment Adviser, under the Investment Advisory Agreements, the Funds pay the Investment Adviser the following annual fees, computed daily and payable monthly:



                                                      Percentage

                                                      of Average Daily

                                                      Net Assets

      BBH U.S. Treasury Money Fund                          0.15%

      BBH U.S. Money Market Portfolio                       0.10%

      BBH Tax Exempt Money Fund                             0.15%

      BBH Tax Free Short/Intermediate Fixed Income Fund     0.25%

      SHAREHOLDER INFORMATION

      Net Asset Value

      The Trust normally determines the NAV of each Fund every day the New York Stock Exchange is open for regular trading and the Federal Reserve banks are open for business. The BBH U.S. Treasury Money Fund and BBH Tax Exempt Money Fund each normally calculate their NAV once daily at noon, Eastern time. The BBH U.S. Money Market Portfolio, BBH Money Market Fund and the BBH Tax Free Short/Intermediate Fixed Income Fund each normally calculate their NAV once daily at 4:00 p.m., Eastern time. NAV is the value of a single share of a Fund.

      It is anticipated that the NAV per share of the BBH Money Market Fund, BBH U.S. Treasury Money Fund and BBH Tax Exempt Money Fund will remain constant at $1.00. No assurance can be given that this goal can be achieved.

      The Trust values the assets of the BBH U.S. Treasury Money Fund, BBH Tax Exempt Money Fund and the BBH U.S. Money Market Portfolio at amortized cost, which is approximately equal to market value. The Trust values the assets in the BBH Tax Free Short/Intermediate Fixed Income Fund's portfolio on the basis of their market quotations and valuations provided by independent pricing services. If quotations are not readily available, the assets of the BBH Tax Free Short/ Intermediate Fixed Income Fund are valued at fair value in accordance with procedures established by the Trustees of the Trust.

      Purchase of Shares

      The Trust offers shares of each Fund on a continuous basis at its NAV without a sales charge. The Trust reserves the right to determine the purchase orders for Fund shares that it will accept. Investors may purchase shares on any day the NAV is calculated. The Trust then executes purchases of Fund shares at the NAV per share next determined after the Trust receives the purchase order, including acceptable payment for such order. Shares of the BBH U.S. Treasury Money Fund, BBH Money Market Fund and BBH Tax Exempt Money Fund are entitled to dividends declared on the day the Trust executes the purchase order on the books of the Trust. Shares of the BBH Tax Free Short/Intermediate Fixed Income Fund are entitled to dividends declared on the next business day following the day the Trust executes the purchase order on the books of the Trust.

      An investor who has an account with an Eligible Institution or Financial Intermediary may place purchase orders for Fund shares through that Eligible Institution or Financial Intermediary, which holds such shares in its name on behalf of that customer pursuant to arrangements made between that customer and that Eligible Institution or Financial Intermediary. Each Eligible Institution or Financial Intermediary may establish and amend from time to time a minimum initial and a minimum subsequent purchase requirement for its customers which currently are as low as $1,000. Each Eligible Institution or Financial Intermediary arranges payment for Fund shares on behalf of its customers. Orders received by an Eligible Institution or a Financial Intermediary will be priced at the NAV next calculated after that Eligible Institution or Financial Intermediary, as agent of the Fund, receives the request in good order from its clients. An Eligible Institution or a Financial Intermediary may charge a transaction fee on the purchase of Fund shares.

      An investor who does not have an account with an Eligible Institution or a Financial Intermediary must place purchase orders for Fund shares through Citigroup Global Transaction Services, the Funds' Transfer Agent. Such investor's order will be priced at the NAV next calculated after the Fund receives payment. Investors purchasing through the Transfer Agent will be entitled to dividends beginning on the day payment, if by check, is converted into federal funds (normally the business day after the check is received). Such an investor has such shares held directly in the investor's name on the books of the Trust and is responsible for arranging for the payment of the purchase price of Fund shares. Brown Brothers Harriman, the Funds' Shareholder Servicing Agent has established a minimum initial purchase requirement for each Fund of $100,000 and a minimum subsequent purchase requirement for each Fund of $25,000. The Shareholder Servicing Agent may amend these minimum purchase requirements from time to time.

      Redemption of Shares

      The Trust executes your redemption request at the next NAV calculated after the Trust receives your redemption request. Shares of the BBH U.S. Treasury Money Fund, BBH Money Market Fund and BBH Tax Exempt Money Fund continue to earn daily dividends declared prior to the business day that the Trust executes the redemption request on the books of the Trust. Shares of the BBH Tax Free Short/Intermediate Fixed Income Fund continue to earn dividends declared through the business day that the Trust executes the redemption request on the books of the Trust.

      Shareholders must redeem shares held by an Eligible Institution or a Financial Intermediary on behalf of such shareholder pursuant to arrangements made between that shareholder and that Eligible Institution or Financial Intermediary. Normally, the Trust pays proceeds of a redemption to that shareholder's account at that Eligible Institution or Financial Intermediary on a date established by the Eligible Institution or Financial Intermediary. An Eligible Institution or a Financial Intermediary may charge a transaction fee on the redemption of Fund shares.

      Shareholders may redeem shares held directly in the name of a shareholder on the books of the Trust by submitting a redemption request in good order to the Trust through the Shareholder Servicing Agent. The Trust pays proceeds resulting from such redemption directly to shareholders of the BBH U.S. Treasury Money Fund, BBH Money Market Fund and BBH Tax Exempt Money Fund generally on the day the redemption request is executed. Normally, the Trust pays proceeds resulting from such redemption directly to shareholders of the BBH Tax Free Short/Intermediate Fixed Income Fund generally on the next business day after the redemption request is executed.

      A shareholder redeeming shares should be aware that the NAV of the shares of the BBH U.S. Treasury Money Fund, BBH Money Market Fund and BBH Tax Exempt Money Fund may, in unusual circumstances, decline below $1.00 per share. Accordingly, a redemption request may result in payment of a dollar amount which differs from the number of shares redeemed.

      Redemptions by the Trust

      The Shareholder Servicing Agent has established a minimum account size of $100,000 for the Funds, which may be amended from time to time. If the value of a shareholder's holdings in a Fund falls below that amount because of a redemption of shares, the Trust may redeem the shareholder's remaining shares. If such remaining shares are to be redeemed, the Trust notifies the shareholder and allows the shareholder 60 days to make an additional investment to meet the minimum requirement before the redemption is processed. Each Eligible Institution or Financial Intermediary may establish and amend from time to time for their respective customers a minimum account size, each of which is currently lower than that established by the Shareholder Servicing Agent.

      Further Redemption Information

      Redemptions of shares are taxable events on which a shareholder may realize a gain or a loss.

      The Trust may suspend a shareholder's right to receive payment with respect to any redemption or postpone the payment of the redemption proceeds for up to seven days and for such other periods as applicable law may permit.

      Redemption Fee

      With respect to BBH Tax Free Short/Intermediate Fixed Income Fund, Shares that are redeemed within 30 days of purchase are subject to a redemption fee of 1.00% of the total redemption proceeds. The redemption fee is payable to the Fund and is intended to reduce the impact on remaining investors in the Fund of the costs incurred by the Fund in meeting redemption requests from investors who are not long-term investors.

      Dividends and Distributions

      The net income and substantially all short-term capital gains and losses of the BBH U.S. Treasury Money Fund, BBH Money Market Fund and BBH Tax Exempt Money Fund, if any, are declared as a dividend daily and paid monthly. All of the BBH Tax Free Short/Intermediate Fixed Income Fund's net investment income and a discretionary portion of any net short-term capital gains are declared as a dividend daily and paid monthly.

      Determination of each Fund's net income is made each business day immediately prior to the determination of the NAV per share of each Fund. Net income for days other than such business days is determined at the time of the determination of the NAV per share of each Fund on the immediately preceding business day.

      Each Eligible Institution or Financial Intermediary may establish its own policy with respect to the reinvestment of dividends in additional Fund shares.

      Dividends declared are payable to shareholders of record of the Funds on the date of determination. For the BBH U.S. Treasury Money Fund and BBH Tax Exempt Money Fund, shares purchased through submission of a purchase order prior to noon, Eastern time on such a business day begin earning dividends on that business day. For the BBH Money Market Fund, shares purchased through submission of a purchase order prior to 4:00 p.m., Eastern time on such a business day begin earning dividends on that business day.
For the BBH Tax Free Short/Intermediate Fixed Income Fund, shares purchased through submission of a purchase order prior to 4:00 p.m., Eastern time on such a business day begin earning dividends on the next business day. Investors who purchase any Fund through the Transfer Agent are not entitled to earn dividends until payment is converted to federal funds. Shares redeemed do qualify for a dividend on the business day that the redemption is executed. Unless a shareholder whose shares are held directly in the shareholder's name on the books of the Trust elects to have dividends paid in cash, the Trust automatically reinvests dividends in additional Fund shares without reference to the minimum subsequent purchase requirement.

      A shareholder who elects to have dividends paid in cash receives a check in the amount of such dividends. In the event a shareholder redeems all shares held at any time during the month, all accrued but unpaid dividends are included in the proceeds of the redemption and future purchases of shares by such shareholder will be subject to the minimum initial purchase requirements. There are no sales charges for the reinvestment of dividends.

      Substantially all of the BBH Tax Free Short/Intermediate Fixed Income Fund's realized net long-term capital gains, if any, are declared and paid to shareholders on an annual basis as a capital gains distribution. The Trust may make an additional dividend and/or capital gains distribution in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund.

      Taxes

      Dividends of net income and net short-term capital gains, if any, are taxable to shareholders of the BBH U.S. Treasury Money Fund and BBH Money Market Fund as ordinary income, whether such dividends are paid in cash or reinvested in additional shares.

      The BBH Tax Exempt Money Fund and BBH Tax Free Short/Intermediate Fixed Income Fund expect that most of their net income will be attributable to interest on municipal obligations and as a result most of the Funds' dividends to shareholders will not be taxable. The non-exempt portions of dividends are taxable to shareholders of the Funds as ordinary income, whether such dividends are paid in cash or reinvested in additional shares.

      The BBH Tax Free Short/Intermediate Fixed Income Fund's capital gains may be taxable at different rates depending on the length of time the Fund holds its assets. Capital gains distributions are taxable to shareholders as long-term capital gains, whether paid in cash or reinvested in additional shares and regardless of the length of time a particular shareholder has held Fund shares.

      The treatment of each Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Therefore, distributions to shareholders may be subject to additional state and local taxes. Shareholders are urged to consult their tax advisors regarding any state or local taxes.

      FINANCIAL HIGHLIGHTS (To be filed by Amendment)

      The Funds' fiscal year end is June 30. As this is the Funds' first fiscal year, financial information is not yet available.



      ADDITIONAL INFORMATION

      BBH Money Market Fund

      Investment Structure. The Trust seeks to achieve the investment objective of the BBH Money Market Fund by investing all of the Fund's assets in the BBH U.S. Money Market Portfolio, a diversified open-end investment company having the same investment objective as the Fund. Other mutual funds or institutional investors may invest in the BBH U.S. Money Market Portfolio on the same terms and conditions as the Fund. However, these other investors may have different operating expenses which may generate different aggregate performance results. The Trust may withdraw the Fund's investment in the BBH U.S. Money Market Portfolio at any time as a result of changes in the BBH U.S. Money Market Portfolio's investment objective, policies or restrictions or if the Board of Trustees determines that it is otherwise in the best interests of the Fund to do so.

      U.S. Government Securities. The BBH U.S. Money Market Portfolio may invest in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities, including those which are guaranteed by federal agencies or instrumentalities, may or may not be backed by the "full faith and credit" of the United States.

      Bank Obligations. The BBH U.S. Money Market Portfolio may invest in U.S. dollar-denominated high quality securities. These securities include negotiable certificates of deposit and fixed time deposits of banks, savings and loan associations and savings banks organized under the laws of the United States or any state thereof. The BBH U.S. Money Market Portfolio's investments also include obligations of non-U.S. branches of such banks, or of non-U.S. banks or their U.S. or non-U.S. branches. (The BBH U.S. Money Market Portfolio may only invest in obligations of such non-U.S. banks if such bank has more than $500 million in total assets).

o Commercial Paper. The BBH U.S. Money Market Portfolio may invest in commercial paper including variable rate demand master notes issued by U.S. corporations or by non-U.S. corporations which are direct parents or subsidiaries of U.S. corporations. Master notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a U.S. commercial bank acting as agent for the payees of such notes. Master notes are callable on demand, but are not marketable to third parties. Consequently, the right to redeem such notes depends on the borrower's ability to pay on demand.

      BBH Money Market Fund and BBH U. S. Treasury Money Fund

      Repurchase Agreements. A repurchase agreement is an agreement in which the seller (the Lender) of a security agrees to repurchase from the BBH U.S. Money Market Portfolio or the BBH U. S. Treasury Money Fund (together, the "Funds") the security sold at a mutually agreed upon time and price. As such, it is viewed as the lending of money to the Lender. The BBH U.S. Money Market Portfolio or the BBH U. S. Treasury Money Fund always receives U.S. Treasury or Agency securities (including mortgage-backed securities) as collateral. Repurchase agreements are subject to credit risk. If the lender defaults and the securities serving as collateral are ineligible securities for the BBH U.S. Money Market Portfolio or the BBH U. S. Treasury Money Fund to purchase, it will liquidate the collateral securities in a time and manner determined by the Investment Adviser to be most beneficial to the Fund.

      Other Obligations. Assets of the BBH U.S. Money Market Portfolio may be invested in bonds and asset-backed securities with maturities not exceeding thirteen months, issued by U.S. corporations.

      BBH Tax Exempt Money Fund and BBH Tax Free Short/Intermediate Fixed Income Fund

      The following information describes the securities each Fund may purchase, the interest on which is exempt from federal income tax may be exempt from the AMT. However, other such securities not mentioned below may be purchased for each Fund if they meet the quality and maturity guidelines set forth in each Fund's investment policies.

      Municipal Bonds. Municipal securities are issued to raise money for a variety of purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities provide interest income that is exempt from federal income tax, other than the AMT. They generally have maturities of one year or more. The BBH Tax Exempt Money Fund may purchase Municipal Bonds with a remaining maturity of 397 days or less. These securities include:

o General Obligation Bonds--bonds backed by the municipality's pledge of full faith, credit and taxing power.

o Revenue Bonds--bonds backed by revenues generated by a specific project, facility or tax. These include municipal lease obligations; certificates of participation; municipal water, sewer and power utilities; healthcare facilities; transportation projects; higher education or housing facilities; industrial development and resource recovery bonds.

o Refunded or Escrowed Bonds--general obligation or revenue bonds that have been fully secured or collateralized by an "escrow fund" consisting of U.S. government obligations that can adequately meet interest and principal payments.

o Zero Coupon Bonds--securities issued at a discount from their face value that pays all interest and principal upon maturity.

      Other Federal Tax-Exempt Obligations--Any other Federal tax-exempt obligations issued by or on behalf of states and municipal governments and their authorities, agencies, instrumentalities and political subdivisions, whose inclusion in the BBH Tax Exempt Money Fund would be consistent with such Fund's Investment Objectives, Investment Strategies, and permissible under Rule 2a-7 under the Investment Company Act of 1940 as amended.

      Stand-by Commitments--When the BBH Tax Exempt Money Fund purchases Municipal Obligations it may also acquire stand-by commitments from banks and other financial institutions with respect to such Municipal Obligations. Under a stand-by commitment, a bank or broker-dealer agrees to purchase at such Fund's option a specified Municipal Obligation at a specified price with same day settlement.

      Municipal Notes. Debt obligations issued by states, local governments and regional authorities which provide interest income that is exempt from regular federal income taxes, other than the AMT. They generally have maturities of less than one year. These securities include:

o Tax and Revenue Anticipation Notes--notes issued in expectation of future taxes or revenues.

o Bond Anticipation Notes--notes issued in anticipation of the sale of long-term bonds.

      Municipal Commercial Paper--obligations issued to meet short-term working capital or operating needs.

      Variable and Floating Rate Instruments--securities whose interest rates are reset daily, weekly or at another periodic date so that the security remains close to par, minimizing changes in its market value. These securities often have a demand feature which entitles the investor to repayment of principal plus accrued interest on short notice.

      Frequent Trading Policy (BBH Money Market Funds)

      Given the short-term nature of the Funds' investments and their use of the amortized cost method for calculating the NAV of Fund Shares, the Funds do not anticipate that in the normal case frequent or short-term trading into and out of the Funds will have significant adverse consequences for the Funds and their shareholders. For this reason and because the Funds are intended to be used as a liquid short-term investment, the Funds' Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Funds' Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Funds' portfolios and their performance.

      Frequent Trading Policy (BBH Tax Free Short/Intermediate Fixed Income
Fund)

      Frequent or short-term trading into and out of the Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt the Fund's investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), dilute the interests of other shareholders, increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund's NAV in advance of the time as of which NAV is calculated.

      The Fund's Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Fund's Shares. As described above, the Fund imposes a fee on redemptions or exchanges of Fund Shares within 30 days of the date of purchase. The Fund also monitors trading in Fund Shares in an effort to identify disruptive trading activity.

      In addition, each agreement among the Fund, its distributor, Eligible Institution and Financial Intermediary will contain representations concerning the Eligible Institution's and Financial Intermediary's policies and procedures to monitor and deter market timing.

      No matter how the Fund defines its limits on frequent trading of Fund Shares, other purchases and sales of Fund Shares, not deemed to be frequent trading, may have adverse effects on the management of the Fund's portfolio and its performance.

      The Fund's objective is that its redemption fees and restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which shares are held. However, the Fund anticipates that limitations on its ability to identify trading activity to specific shareholders, including where shares are held through an Eligible Institution or a Financial Intermediary in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

      The Fund's management or the Adviser may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders and may preclude the shareholder from making further purchases or exchanges of Fund Shares.

      Portfolio Holdings Information (BBH Tax Free Short/Intermediate Fixed Income Fund, BBH Tax-Exempt Money Fund and BBH U.S. Treasury Money Fund)

      Information concerning the Funds' portfolio holdings is available on the BBH website at www.bbhfunds.com. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website approximately 15 days after the end of the month and remains posted until replaced by the information for the succeeding month.
      Portfolio Holdings Information (BBH Money Market Fund)

      Information concerning the Fund's portfolio holdings is available on the BBH website at www.bbhfunds.com. A complete listing of the Funds' portfolio holdings as of the end of each week is posted on the website approximately 7 days after the end of the month and remains posted until replaced by the information for the succeeding month.

      You may also access from the "Online Literature/Holdings Report" section of the website portfolio information as of the end of each of the Fund's fiscal quarters. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

      More information on the Funds is available free upon request, including the following:

      Annual/Semi-Annual Report Includes the Funds' financial statements and lists portfolio holdings.

      Statement of Additional information (SAI)

      Provides more details about each Fund and its policies. A current SAI is on file with the SEC and is incorporated by reference (is legally considered part of this prospectus).

      To obtain information or make shareholder inquiries:

      By telephone Call 1-800-625-5759

      By mail write to the Funds' Shareholder Servicing Agent:

      Brown Brothers Harriman

      140 Broadway

      New York, New York 10005

      By E-mail send your request to: bbhfunds@bbh.com

      On the Internet:

      Text-only versions of Fund documents, including a recent statement of Fund holdings, can be viewed online or downloaded from:

      Brown Brothers Harriman

      http://www.bbhfunds.com

      SEC http://www.sec.gov

      You can also review or obtain copies by visiting the SEC's Public Reference Room in Washington, DC or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operations of the Public Reference Room may be obtained by calling 1-202-942-8090. Additionally, this information is available on the EDGAR database at the SEC's internet site at http://www.sec.gov. A copy may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

      SEC file number 811-03779

      [LOGO]

      BROWN BROTHERS HARRIMAN


                     STATEMENT OF ADDITIONAL INFORMATION

                            BBH MONEY MARKET FUND
                          BBH TAX EXEMPT MONEY FUND
              BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
                         BBH U.S. TREASURY MONEY FUND


                 40 Water Street, Boston, Massachusetts 02109

                               January xx, 2006



     BBH Money Market Fund (the Money Market Fund), BBH Tax Exempt Money Fund (the Tax Exempt Fund), BBH Tax Free Short/Intermediate Fixed Income Fund (the Short/Intermediate Fund) and BBH U.S. Treasury Money Fund (the Treasury Fund) (collectively, the Funds) are separate and diversified series of BBH Trust (Trust), which was organized as a Delaware statutory trust on October 28, 2005 and is a management investment company registered under the Investment Company Act of 1940, as amended (1940 Act).

      The Money Market Fund, the Tax Exempt Fund and the Treasury Fund (the Money Market Funds) are types of mutual funds commonly known as money market funds. The Money Market Funds are designed to be a cost effective and convenient means of making substantial investments in tax exempt or taxable money market instruments.

      The Money Market Fund seeks to achieve its investment objective by investing all of its assets in the BBH U.S. Money Market Portfolio (the Portfolio), a diversified open-end investment company having the same investment objective as the Fund. The Portfolio is organized as a trust under the law of the State of Delaware. Its Declaration of Trust provides that the Money Market Fund and other entities investing in the Portfolio (i.e., other investment companies, insurance company separate accounts and common and commingled trust funds) are each liable for all obligations of the Portfolio.

      The Short/Intermediate Fund is an appropriate investment for investors seeking tax free income returns greater than those provided by tax free money market funds and who are able to accept fluctuations in the net asset value
(NAV) of their investment. The Short/Intermediate Fund is designed to have less price fluctuation, than long term bond funds.

The Funds are successors to mutual funds of the same name (the "Predecessor Fund"). The Funds have the same investment objectives and policies as their respective Predecessor Funds

          Brown Brothers Harriman is the investment adviser (Investment Adviser) of the Funds and the Portfolio. This SAI is not a prospectus and should be read in conjunction with the Prospectus dated January xx, 2006, as supplemented from time to time, a copy of which may be obtained from the Trust at the address noted above.




                              Table of Contents

                                                                        Page

Investment Objectives and Policies
         BBH Money Market Fund
         BBH Tax Exempt Money Fund
         BBH Tax Free Short/Intermediate Fixed Income Fund
         BBH U.S. Treasury Money Fund
         Securities in Which the Funds Invest
         Investment Restrictions
Management
         Board of Trustees
         Investment Adviser
         Administrators
         Distributor
         Shareholder Servicing Agent
         Financial Intermediaries
         Custodian, Transfer and Dividend Disbursing Agent
Independent Registered Public Accounting Firm
Code of Ethics
Voting Proxies on Fund Portfolio Securities
         Proxy Voting Policies
         Proxy Voting Procedures
         Conflicts of Interest
            Net Asset Value
Computation of Performance
Purchases and Redemptions
Federal Taxes
Description of Shares
Portfolio Brokerage Transactions
Bond, Note and Commercial Paper Ratings
Additional Information
Financial Statements



INVESTMENT OBJECTIVE AND POLICIES

The following supplements the information contained in the Funds' Prospectus concerning the investment objectives and policies of the Funds. There can be no assurance that the investment objectives of the Funds or the Portfolio will be achieved.

MONEY MARKET FUND:

The investment objective of the Money Market Fund is to achieve as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Trust seeks to achieve the investment objective of the Fund by investing all of the Fund's assets in the U.S. Money Market Portfolio. The Portfolio pursues its investment objective by investing in high quality, short-term money market instruments. The Money Market Fund invests at least 80% of its assets in securities issued in the United States. The Portfolio adheres to the following operating policies (which may be changed without shareholder or investor approval:

o Interest Rate Risk Control. The average maturity of the Portfolio will be limited to 60 days. Rule 2a-7 under the 1940 Act (Rule 2a-7) and CFTC Rule 1.25 guidelines currently limit the average maturity of a money market fund to 90 days.

o Liquidity. The Portfolio will maintain a minimum of 20% of its net assets in securities with a time to maturity of 7 days or less.

o Issuer Diversification. The Portfolio will not invest more than 3% of its net assets in one or more securities with a time to maturity longer than 7 days issued by a non-government issuer. Rule 2a-7 and CFTC Rule
   1.25 guidelines currently allow issuer concentrations of 5%.

o Credit Quality. The Portfolio will maintain a minimum of 50% of its net assets in securities rated A1+ by Standard & Poor's (S&P), and invest the balance of its assets in securities rated A1. Government securities, repurchase agreements and securities maturing in 7 days or less will be considered A1+ for these purposes.

Since the investment characteristics of the Money Market Fund correspond directly to those of the Portfolio, the following, as applicable to the Money Market Fund, is a discussion of the various investments and investment policies and restrictions of the Portfolio. Shareholder composition at the level of the Portfolio's various spoke funds may fluctuate between individual investors and institutional investors and their underlying interest holders (e.g., futures commission merchants), and one or more investors could at any given time hold a significant percentage of a spoke fund's outstanding shares. A large scale redemption by such an investor could cause the Portfolio to sell certain assets at an inopportune time.


TAX EXEMPT FUND:

The investment objective of the Tax Exempt Fund is to achieve a high level of current income exempt from federal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

Under normal circumstances, the Investment Adviser invests at least 80% of the Fund's assets in municipal securities the interest on which is exempt from federal income tax and the alternative minimum tax (AMT).

SHORT/INTERMEDIATE FUND:

The investment objective of the Short/Intermediate Fund is to provide investors with as high a level of income exempt from federal income tax as is consistent with minimizing price fluctuations in NAV and maintaining liquidity. The Short/Intermediate Fund invests primarily in high quality municipal securities and the dollar-weighted average maturity of the Fund's portfolio is expected to range from one to three years.

Under normal circumstances, the Investment Adviser invests at least 80% of the Short/Intermediate Fund's assets in fixed income municipal securities, the interest on which is exempt from federal income tax and the AMT.

Although the Short/Intermediate Fund intends to continue to be fully invested in tax-exempt municipal obligations in order to provide investors with tax-free income, a portion of the assets may be temporarily held in cash or invested in short-term taxable securities if market conditions warrant. These would include obligations issued by the U.S. government, its agencies or instrumentalities, commercial paper issued by corporations, bank obligations (such as certificates of deposit and bankers' acceptances) and repurchase agreements.

The Short/Intermediate Fund invests in high quality municipal securities. At the time of purchase, municipal bond investments either are rated investment grade by S&P (meaning Aaa, Aa, A or Baa), Moody's Investors Service (Moody's) (meaning AAA, AA, A or BBB) or Fitch Ratings (Fitch)(meaning AAA, AA, A or
BBB) or, if unrated, are of comparable quality as judged by the Investment Adviser. At the time of purchase, tax-exempt note and variable interest rate investments either are rated in one of the highest quality categories of S&P (meaning SP-1 or SP-2), Moody's (meaning MIG 1 or MIG 2), or Fitch (meaning F-1+, F-1 or F-2) or, if unrated, are of comparable quality as judged by the Investment Adviser. At the time of purchase, municipal commercial paper investments either are rated in the highest quality category of S&P(meaning A-1), Moody's (meaning Prime-1) or Fitch (meaning F-1+ or F-1) or, if unrated, are of comparable quality as judged by the Investment Adviser. Taxable money market instruments purchased by the Short/Intermediate Fund are of high quality and meet the credit standards established by the Board of Trustees.

The maximum maturity of an issue at the time of purchase is limited to five years. Because bonds with shorter maturities are less sensitive to interest rate movements than those with longer maturities, the Fund's dollar-weighted average maturity is designed to lessen the price fluctuation of the Short/Intermediate Fund's NAV.

The Fund is actively managed by a team of investment professionals. (See "Investment Adviser" in the Prospectus.) The Investment Adviser analyzes and monitors economic trends, monetary policy and bond credit ratings on a continuous basis.

The Investment Adviser may, but does not intend to invest the Short/Intermediate Fund's assets in securities in which the interest would be taxable for investors subject to the AMT. Depending on the investor's tax bracket; the Short/Intermediate Fund may provide higher after-tax income than is normally provided by comparable taxable investments. The chart below illustrates the return that a taxable investment would have to yield in order to equal various tax-free returns for the taxable year 2005.


A Taxable Investment Would Have To Yield:

-----------------------------------------------------------------------------------
 TO EQUAL A      10%         15%        27%         30%         35%       38.6%
 TAX- FREE       Tax         Tax     Tax            Tax         Tax     Tax
 YIELD OF:    Bracket*    Bracket*    Bracket*   Bracket*    Bracket*    Bracket*

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
     2%         2.2%        2.4%        2.7%       2.9%        3.1%        3.3%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
     3%         3.3%        3.5%        4.1%       4.3%        4.6%        4.9%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
     4%         4.4%        4.7%        5.5%       5.7%        6.2%        6.5%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
     5%         5.6%        5.9%        6.8%       7.1%        7.7%        8.1%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
     6%         6.7%        7.1%        8.2%       8.6%        9.2%        9.8%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
   *Joint       up to                                                   Above
   return      $12,000   $11,001-$46,$46,701-$11$112,850-$17$171,950-$30 $307,050
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  *Single       up to      $6,001-                                      Above
   return      $6,000      $27,950   $27,951-$67$67,701-$141$141,251-$30 $307,050
-----------------------------------------------------------------------------------

TREASURY FUND:

The investment objective of the Treasury Fund is to achieve as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Fund pursues its investment objective by investing in short-term obligations backed as to principal and interest payments by the full faith and credit of the United States of America. Although investments held for the Fund are issued by the U.S. government, an investment in the Fund is not insured or guaranteed by the U.S. government.

The Fund invests only in securities issued by the U.S. Treasury and backed as to principal and interest payments by the full faith and credit of the United States of America and repurchase agreements collateralized by such securities.

SECURITIES IN WHICH THE FUNDS INVEST

FIXED INCOME SECURITIES DESCRIPTIONS AND TECHNIQUES

Issuers of fixed income securities pay an interest rate that may be either a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will be greater or less than the security's interest rate depending upon whether the cost of the security is less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The table below lists the various types of securities that each Fund may invest. Other Types of securities may become available that are similar to those described below in which each Fund also may invest, if consistent with its investment objective and policies.

------------------------------------------------------------------------------
Securities            Money Market  Treasury    Tax Exempt   Short/Intermediate
                            Fund         Fund        Fund           Fund
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Variable and Floating        Yes                      Yes           Yes
Rate Instruments
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US Government                Yes         Yes                        Yes
Securities
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Corporate Debt               Yes
Securities
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Commercial Paper             Yes                      Yes           Yes
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Zero Coupon Bonds                                     Yes           Yes
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Bank Obligations             Yes                                    Yes
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Municipal Securities                                  Yes           Yes
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Supranational Agencies       Yes
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Repurchase Agreements        Yes         Yes          Yes           Yes
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Reverse Repurchase           Yes         Yes
Agreements
------------------------------------------------------------------------------
------------------------------------------------------------------------------
When-Issued and              Yes                      Yes           Yes
Delayed Delivery
Securities
------------------------------------------------------------------------------

VARIABLE AND FLOATING RATE INSTRUMENTS

These are securities whose interest rates are reset daily, weekly or at another periodic date so that the security remains close to par, minimizing changes in its market value. These securities often have a demand feature which entitles the investor to repayment of principal plus accrued interest on short notice. In calculating the maturity of a variable rate or floating rate instrument for the Funds, the date of the next interest rate reset is used.

U.S. GOVERNMENT SECURITIES

These securities are issued or guaranteed by the U.S. government, its agencies or instrumentalities and may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, it may not be possible to assert a claim against the United States itself in the event the agency or instrumentality issuing or guaranteeing the security for ultimate repayment does not meet its commitments. Securities that are not backed by the full faith and credit of the United States include, but are not limited to, securities of the Tennessee Valley Authority, the Federal National Mortgage Association, the Federal Farm Credit System, the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation. Securities that are backed by the full faith and credit of the United States include Treasury bills, Treasury notes, Treasury bonds and pass through obligations of the Government National Mortgage Association, the Farmers Home Administration and the Export-Import Bank. There is no percentage limitation with respect to investments in U.S. government securities.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.




COMMERCIAL PAPER

Assets of a Fund may be invested in commercial paper including variable rate demand master notes issued by U.S. corporations or by non-U.S. corporations that are direct parents or subsidiaries of U.S. corporations. Master notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a U.S. commercial bank acting as agent for the payees of such notes. Master notes are callable on demand, but are not marketable to third parties. Consequently, the right to redeem such notes depends on the borrower's ability to pay on demand. At the date of investment, commercial paper must be rated within the highest rating category for short-term debt obligations by at least two (unless only rated by one) NRSROs (e.g., Moody's and S&P) or, if unrated, are of comparable quality as determined by the Investment Adviser under the direction of the Board of Trustees. Any commercial paper issued by a non-U.S. corporation must be U.S. dollar-denominated and not subject to non-U.S. withholding tax at the time of purchase. Aggregate investments in non-U.S. commercial paper of non-U.S. issuers cannot exceed 10% of the Funds' net assets. Since the Fund may contain commercial paper issued by non-U.S. corporations, it may be subject to additional investment risks with respect to those securities that are different in some respects from obligations of U.S. issuers, such as currency exchange control regulations, the possibility of expropriation, seizure or nationalization of non-U.S. deposits, less liquidity and more volatility in non-U.S. securities markets and the impact of political, social or diplomatic developments or the adoption of other foreign government restrictions which might adversely affect the payment of principal and interest on securities held by a Fund. If it should become necessary, greater difficulties might be encountered in invoking legal processes abroad than would be the case in the United States. There may be less publicly available information about a non-U.S. issuer, and non-U.S. issuers generally are not subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers.

ZERO COUPON BONDS

These are securities issued at a discount from their face value that pay all interest and principal upon maturity. The difference between the purchase price and par is a specific compounded interest rate for the investor. In calculating the daily income of a Fund, a portion of the difference between a zero coupon bond's purchase price and its face value, is taken into account as income.

BANK OBLIGATIONS

Assets of a Fund may be invested in U.S. dollar-denominated negotiable certificates of deposit and fixed time deposits of banks, savings and loan associations and savings banks organized under the laws of the United States or any state thereof, including obligations of non-U.S. branches of such banks, or of non-U.S. banks or their U.S. or non-U.S. branches, provided that in each case, such bank has more than $500 million in total assets, and has an outstanding short-term debt issue rated within the highest rating category for short-term debt obligations by at least two (unless only rated by one) nationally recognized statistical rating organizations (NRSROs) (e.g., Moody's and S&P) or, if unrated, are of comparable quality as determined by the Investment Adviser under the direction of the Board of Trustees. There is no additional percentage limitation with respect to investments in negotiable certificates of deposit and fixed time deposits of U.S. branches of U.S. banks and U.S. branches of non-U.S. banks that are subject to the same regulation as U.S. banks. Although early withdrawals are not contemplated, fixed time deposits are not readily marketable and may be subject to early withdrawal penalties, which may vary. Assets of a Fund are not invested in obligations of Brown Brothers Harriman, or the Distributor, or in the obligations of the affiliates of any such organization. Assets of a Fund are also not invested in fixed time deposits with a maturity of over seven calendar days, or in fixed time deposits with a maturity of from two business days to seven calendar days if more than 10% of the Fund's net assets would be invested in such deposits.

Since the U.S. Money Market Portfolio may contain U.S. dollar-denominated certificates of deposit and fixed time deposits that are issued by non-U.S. banks and their non-U.S. branches, the Money Market Fund may be subject to additional investment risks with respect to those securities that are different in some respects from obligations of U.S. issuers, such as currency exchange control regulations, the possibility of expropriation, seizure or nationalization of non-U.S. deposits, less liquidity and more volatility in non-U.S. securities markets and the impact of political, social or diplomatic developments or the adoption of other foreign government restrictions which might adversely affect the payment of principal and interest on securities held by the Fund. If it should become necessary, greater difficulties might be encountered in invoking legal processes abroad than would be the case in the United States. Issuers of non-U.S. bank obligations may be subject to less stringent or different regulations than are U.S. bank issuers, there may be less publicly available information about a non-U.S. issuer, and non-U.S. issuers generally are not subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. Income earned or received by the Fund from sources within countries other than the United States may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States, however, may reduce or eliminate such taxes. All such taxes paid by the Portfolio would reduce its net income available for distribution to investors (i.e., the Fund and other investors in the Portfolio); however, the Investment Adviser would consider available yields, net of any required taxes, in selecting securities of non-U.S. issuers.

MUNICIPAL SECURITIES

Municipal Bonds. These are securities issued by state and local government and regional authorities which provide interest income that is exempt from federal income taxes, other than AMT. They generally have maturities of one year or more. These securities have two principal classifications: general obligations and revenue bonds.
|_|   General Obligations. These securities are backed by the municipality's pledge of full faith, credit and taxing power. Issuers of general obligation bonds include states, counties, cities, towns and regional districts.
|_|   Revenue Obligations.  These securities are backed by revenues generated by a specific project, facility or tax. Revenue Bonds are issued to finance a wide variety of capital projects including municipal water, sewer and power utilities; healthcare facilities; transportation projects; higher education or housing facilities; industrial development and resource recovery bonds and lease-backed bonds (including certificates of participation and municipal lease obligations).
Refunded or Escrowed Bonds. These are general or revenue bonds that have been fully secured or collateralized by an "escrow fund" consisting of U.S. government obligations that can adequately meet interest and principal payments. Refunded bonds often receive a triple A or equivalent rating. Refunded bonds bear the same interest rate and have a very high credit quality. However, as the original bond approaches its pre-refunded date, the bond's price will fall to its pre-refunded price.
Municipal Notes. These are securities issued by state and local government and regional authorities which provide interest income that is exempt from federal income taxes, other than AMT. They generally have maturities of less than one year. These securities include tax, revenue and bond anticipation notes.
Certificates of Participation. Certificates of participation are lease financing agreements in the form of a security that is similar to municipal bonds. If a municipality (lessor) does not have a current need for certain facilities, the facility can be leased to a designated non-profit corporation (Trustee) that would in turn sub-lease the facility to other organizations. The Trustee would then sell certificates of participation in the future sub-lease payments. Like municipal bonds, certificates of participation have a face value, a maturity date and set interest rate. However, unlike municipal bonds, certificates of participation are secured only by ownership of the asset and rights of the lessor to receive rental payments under the lease financing agreement.
Municipal Lease Obligations. These securities are created to finance the purchase of property of public use. The property is then leased to a state or local government and these leases secure the municipal lease obligations. However, municipal lease obligations differ from other municipal securities because each year the lessee's governing body must appropriate the money to make the lease payments. If the money is not appropriated, the issuer or the lessee can end the lease without penalty. If the lease is cancelled, investors who own the municipal lease obligation may not be paid. Since annual appropriations are required to make lease payments, municipal lease obligations generally are not subject to constitutional limitations on the issuance of public debt, and may allow an issuer to increase government liabilities beyond constitutional limits. If not enough money is appropriated to make the lease payments, the leased property may be repossessed as security for holders of the municipal lease obligations. If this happens, there is no assurance that the property's private sector or re-leasing value will be enough to make all outstanding payments on the municipal lease obligations or that the payments will continue to be tax-free.

SUPRANATIONAL AGENCIES

Obligations of supranational agencies, such as the World Bank, may be supported by appropriated but unpaid commitments of its member countries, although there is no assurance that these commitments will be undertaken in the future.


REPURCHASE AGREEMENTS

A repurchase agreement is an agreement in which the seller (Lender) of a security agrees to repurchase from a Fund the security sold at a mutually agreed upon time and price. As such, it is viewed as the lending of money to the Lender. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time assets of a Fund are invested in the agreement and is not related to the coupon rate on the underlying security. The period of these repurchase agreements is usually short, from overnight to one week, and at no time are assets of a Fund invested in a repurchase agreement with a maturity of more than one year. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of one year from the effective date of the repurchase agreement. Collateral is marked to the market daily and has a market value including accrued interest at least equal to 100% of the dollar amount invested on behalf of a Fund in each agreement along with accrued interest. If the Lender defaults, a Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the Lender, realization upon the collateral on behalf of a Fund may be delayed or limited in certain circumstances. A repurchase agreement with more than seven days to maturity may not be entered into for a Fund if, as a result, more than 10% of a Fund's net assets would be invested in such repurchase agreement together with any other investment for which market quotations are not readily available.

A shareholder of the Tax Exempt Fund is subject to state and local income taxes in most jurisdictions on the portion of dividends received from the Tax Exempt Fund which is derived from income from repurchase agreements. It is the intention of the Investment Adviser to minimize the portion of the Tax Exempt Fund's income which is derived from repurchase agreements to the extent practicable.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements may be entered into only with a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. government securities. This is an agreement in which a Fund agrees to repurchase securities sold by it at a mutually agreed upon time and price. As such, it is viewed as the borrowing of money for a Fund. Proceeds of borrowings under reverse repurchase agreements are invested for a Fund. This is the speculative factor known as "leverage." If interest rates rise during the term of a reverse repurchase agreement utilized for leverage, the value of the securities to be repurchased for a Fund as well as the value of securities purchased with the proceeds will decline. In these circumstances, a Fund entering into reverse repurchase agreements may have a negative impact on the ability to maintain a Fund's NAV of $1.00 per share. Proceeds of a reverse repurchase transaction are not invested for a period which exceeds the duration of the reverse repurchase agreement. A reverse repurchase agreement is not entered into for a Fund if, as a result, more than one-third of the market value of a Fund's total assets, less liabilities other than the obligations created by reverse repurchase agreements, is engaged in reverse repurchase agreements. In the event that such agreements exceed, in the aggregate, one-third of such market value, the amount of a Fund's obligations created by reverse repurchase agreements is reduced within three days thereafter (not including weekends and holidays) or such longer period as the
(SEC) may prescribe, to an extent that such obligations do not exceed, in the aggregate, one-third of the market value of a Fund's assets, as defined above. A segregated account with the Custodian is established and maintained for a Fund with liquid assets in an amount at least equal to a Fund's purchase obligations under its reverse repurchase agreements. Such a segregated account consists of liquid high grade debt securities marked to the market daily, with additional liquid assets added when necessary to insure that at all times the value of such account is equal to the purchase obligations.

Reverse repurchase agreements may also be entered into for the Treasury Fund, although the current intention is not to do so.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

Securities may be purchased for a Fund on a when-issued or delayed delivery basis. For example, delivery and payment may take place a month or more after the date of the transaction. The purchase price and the interest rate payable on the securities are fixed on the transaction date. The securities so purchased are subject to market fluctuation and no interest accrues to a Fund until delivery and payment take place. At the time the commitment to purchase securities for a Fund on a when-issued or delayed delivery basis is made, the transaction is recorded and thereafter the value of such securities is reflected each day in determining a Fund's NAV. At the time of its acquisition, a when-issued security may be valued at less than the purchase price. Commitments for such when-issued securities are made only when there is an intention of actually acquiring the securities. To facilitate such acquisitions, a segregated account with the Custodian is maintained for a Fund with liquid assets in an amount at least equal to such commitments. Such a segregated account consists of liquid high grade debt securities marked to the market daily, with additional liquid assets added when necessary to insure that at all times the value of such account is equal to the commitments. On delivery dates for such transactions, such obligations are met from maturities or sales of the securities held in the segregated account and/or from cash flow. If the right to acquire a when-issued security is disposed of prior to its acquisition, a Fund could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. When-issued commitments for a Fund may not be entered into if such commitments exceed in the aggregate 15% of the market value of a Fund's total assets, less liabilities other than the obligations created by when-issued commitments.

LOANS OF PORTFOLIO SECURITIES

Securities of a Fund may be loaned if such loans are secured continuously by cash or equivalent collateral or by an irrevocable letter of credit in favor of a Fund at least equal at all times to 100% of the market value of the securities loaned plus accrued income. While such securities are on loan, the borrower pays a Fund any income accruing thereon, and cash collateral may be invested for a Fund, thereby earning additional income. All or any portion of interest earned on invested collateral may be paid to the borrower. Loans are subject to termination by a Fund in the normal settlement time, currently three business days after notice, or by the borrower on one day's notice. Borrowed securities are returned when the loan is terminated. Any appreciation or depreciation in the market price of the borrowed securities which occurs during the term of the loan inures to a Fund and its investors. Reasonable finders' and custodial fees may be paid in connection with a loan. In addition, all facts and circumstances, including the creditworthiness of the borrowing financial institution, are considered before a loan is made and no loan is made in excess of one year. There is the risk that a borrowed security may not be returned to a Fund. Securities of the Funds are not loaned to Brown Brothers Harriman or to any affiliate of the Trust, the Funds or Brown Brothers Harriman. However, Brown Brothers Harriman may act as a security lending agent for the Funds and receive customary fees of its services.

Loans of portfolio securities up to 30% of the total value of the Money Market Fund are permitted and may be entered into for not more than one year.

BORROWING

The 1940 Act permits a registered investment company to borrow money from banks, so long as it maintains asset coverage of 300% for all outstanding borrowings. Funds must reduce the amount of their borrowings within three days if their asset coverage falls below 300%. As a general matter, a fund that borrows money is susceptible to the risk of having to sell portfolio securities at an inopportune time in order to maintain the 300% asset coverage ratio required by the 1940 Act. Borrowing may also exaggerate the impact on a Fund of any increase or decrease in the value of its investments (which would have a corresponding effect on a Fund's share value). Money borrowed is also subject to interest costs.

INVESTMENT RESTRICTIONS

Each Fund will provide shareholders with at least 60 days notice of any changes in its investment policy that is required by Rule 35d-1. This policy shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1.

The Funds are operated under the following investment restrictions, which are deemed fundamental policies and which may be changed only with the approval of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of a Fund (see "Additional Information").

The Trust may invest some or all of each Fund's assets in an open-end investment company with substantially the same investment objective, policies and restrictions as a Fund. However, the Trust, with respect to the Funds, may not:

Money Market Fund Only:

      (1) enter into repurchase agreements with more than seven days to maturity if, as a result thereof, more than 10% of the market value of its net assets would be invested in such repurchase agreements together with any other investment for which market quotations are not readily available;

      (2) enter into reverse repurchase agreements which, including any borrowings under investment restriction No. 3, exceed, in the aggregate, one-third of the market value of its total assets, less liabilities other than obligations created by reverse repurchase agreements. In the event that such agreements exceed, in the aggregate, one-third of such market value, it will, within three days thereafter (not including weekends and holidays) or such longer period as the SEC may prescribe, reduce the amount of the obligations created by reverse repurchase agreements to an extent that such obligations will not exceed, in the aggregate, one-third of the market value of its assets;

      (3) borrow money, except as permitted by the 1940 Act and rules thereunder;

      (4) enter into when-issued commitments exceeding in the aggregate 15% of the market value of its total assets, less liabilities other than obligations created by when-issued commitments;

      (5) purchase the securities or other obligations of issuers conducting their principal business activity in the same industry if, immediately after such purchase, the value of such investments in such industry would exceed 25% of the value of its total assets. For purposes of industry concentration, there is no percentage limitation with respect to investments in U.S. government securities and negotiable certificates of deposit, fixed time deposits and bankers' acceptances of U.S. branches of U.S. banks and U.S. branches of non-U.S. banks that are subject to the same regulations as U.S. banks;

      (6) purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of its total assets would be invested in securities or other obligations or any one such issuer. This limitation does not apply to issues of the U.S. government, its agencies or instrumentalities;

      (7) make loans, except through the purchase or holding of debt obligations, repurchase agreements or loans of portfolio securities in accordance with its investment objective and policies (see "Investment Objective and Policies");

      (8) purchase or sell puts, calls, straddles, spreads, or any combinations thereof; real estate; commodities; commodity contracts or interests in oil, gas or mineral exploration or development programs. However, bonds or commercial paper issued by companies which invest in real estate or interests therein including real estate investment trusts may be purchased;

      (9) purchase securities on margin, make short sales of securities or maintain a short position, provided that this restriction is not deemed to be applicable to the purchase or sale of when-issued securities or of securities for delivery at a future date;

      (10) invest in fixed time deposits with a duration of over seven calendar days, or in fixed time deposits with a duration of from two business days to seven calendar days, if more than 10% of its total assets would be invested in such deposits;

      (11) act as an underwriter of securities; or

      (12) issue any senior security (as that term is defined in the 1940
Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder.

Tax Exempt Fund, Short/Intermediate Fund and Treasury Fund:

      (1) borrow money or mortgage or hypothecate its assets, except that in an amount not to exceed 1/3 of the current value of its net assets, it may borrow money as a temporary measure for extraordinary or emergency purposes and enter into repurchase agreements, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money be borrowed only from banks and only either to accommodate requests for the redemption of Fund shares while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete a portfolio security transaction or other similar situations) or reverse repurchase agreements, and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute;

      (2) underwrite securities issued by other persons except insofar as it may technically be deemed an underwriter under the Securities Act of 1933, as amended in selling a portfolio security;

      (3) make loans to other persons except (a) through the lending of its portfolio securities and provided that any such loans not exceed 30% of its total net assets (taken at market value), (b) through the use of repurchase agreements or the purchase of short-term obligations and provided that not more than 10% of its total assets are invested in repurchase agreements maturing in more than seven days, or (c) by purchasing subject to the limitation in paragraph 4 below, a portion of an issue of debt securities of types commonly distributed privately to financial institutions, for which purposes the purchase of a portion of an issue of debt securities which are part of an issue to the public shall not be considered the making of a loan; or

      (4) knowingly invest in securities which are subject to legal or contractual restrictions on resale (other than repurchase agreements maturing in not more than seven days) if, as a result thereof, more than 10% of the its total assets (taken at market value) would be so invested (including repurchase agreements maturing in more than seven days).

As a fundamental policy, at least 80% of the Tax Exempt and Short
Intermediate Fund's assets (defined as net assets plus any borrowings for investment purposes) are invested in securities, the interest on which is exempt from federal income taxation and alternative minimum tax.

Tax Exempt and Treasury Fund Only:

      (1) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained;

      (2) write, purchase or sell any put or call option or any combination thereof;

      (3) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities is reserved);

      (4) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short, and unless not more than 10% of its net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time (it is the present intention of management to make such sales only for the purpose of deferring realization of gain or loss for federal income tax purposes);

      (5) concentrate its investments in any particular industry, but if it is deemed appropriate for the achievement of its investment objective, up to 25% of its assets, at market value at the time of each investment, may be invested in any one industry; or

      (6) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder.

Short/Intermediate Fund Only:

      (1) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures or the purchase, ownership, holding, sale or writing of options;

     (2) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and options contracts) in the ordinary course of business
(the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities is reserved);

    (3) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short, and unless not more than 10% of its net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time (it is the present intention of management to make such sales only for the purpose of deferring realization of gain or loss for federal income tax purposes; such sales would not be made of securities subject to outstanding options);

      (4) concentrate its investments in securities of issuers in any particular industry, but if it is deemed appropriate for the achievement of its investment objective, up to 25% of its assets, at market value at the time of each investment, may be invested in securities of issuers in any one industry, except that positions in futures or option contracts shall not be subject to this restriction (industrial development and pollution control bonds are grouped into industries based upon the business in which the issuer of such obligations is engaged);

      (5) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction;

      (6) invest more than 5% of its total assets in the securities or obligations of any one issuer (other than obligations issued by the U.S. government, its agencies or instrumentalities); provided, however, that up to 25% of its total assets may be invested without regard to this restriction (for the purpose of this restriction, it will regard each state and each political subdivision, agency or instrumentality of such state and each multi-state agency of which such state is a member and each public authority which issues industrial development bonds on behalf of a private entity as a separate issuer); or

     (7) purchase more than 10% of all outstanding debt obligations of any one issuer (other than obligations issued by the U.S. government, its agencies or instrumentalities).

As an operating policy, the Fund has no current intention to engage in options or futures transactions or to lend portfolio securities.

ALL FUNDS:

Each Fund is classified as "diversified" under the 1940 Act, which means that at least 75% of each Fund's total assets is represented by cash; securities issued by the U.S. government, its agencies or instrumentalities; and other securities limited in respect of any one issuer to an amount no greater than 5% of each Funds' total assets (other than securities issued by the U.S. government, its agencies or instrumentalities). For the purpose of this restriction, the Short/Intermediate Fund regards each state and each political subdivision, agency or instrumentality of such state and each multi-state agency of which such state is a member and each public authority which issues industrial development bonds on behalf of a private entity as a separate issuer.

Non-Fundamental Restrictions. The Funds may not, as a matter of operating policy (except that the Funds may invest all of their assets in an open-end investment company with substantially the same investment objective, policies and restrictions as the Fund): (i) Money Market Fund only: purchase more than 10% of all outstanding debt obligations of any one issuer (other than securities issued by the U.S. government, its agencies or instrumentalities);
(ii) invest more than 10% of their net assets (taken at the greater of cost or market value) in illiquid securities; (iii) purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets, and except that each may invest in securities of other investment companies subject to the restrictions set forth in Section 12(d)(1) of the 1940 Act or subject to an exemptive order issued to the Funds by the SEC; (iv) mortgage, pledge or hypothecate any assets except in connection with one or more borrowings described in Investment Restriction No. 3 (Money Market Fund) or Investment Restriction No. 1 (Tax Exempt Fund, Short/Intermediate Fund and Treasury Fund) and in amounts not to exceed 33 1/3% of the value of their total assets at the time of such borrowing; and (v) Tax Exempt and Treasury Fund only: the Funds may invest more than 5% of their assets in repurchase agreements, although it is the intention of the Investment Adviser to do so only when other means of efficiently investing cash flows is unavailable. These policies are non-fundamental and may be changed without shareholder approval.

Percentage and Rating Restrictions. If a percentage or rating restriction on investment or utilization of assets set forth below or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the portfolio securities or a later change in the rating of a portfolio security is not considered a violation of policy.

MANAGEMENT

      Information pertaining to the Trustees and executive officers of the Trust is set forth below. All of the Trustees are not "interested persons" of the Trust as defined by the 1940 Act.

--------------------------------------------------------------------------------------------
Name, Birth Date   Position(s)   Term of   Principal Occupation(s)  Number of   Other
and Address        Held with     Office#   During Past 5 Years      Funds in    Director-ships
                   Trust         and                                Fund        Held by
                                 Length                             Complex     Trustee
                                 of Time                            Overseen
                                 Served                             by Trustee^
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Joseph V. Shields  Chairman of   Since     Managing Director,       10          None
Jr. Birth Date:    the Board     2005      Chairman and Chief
March 17, 1938     and Trustee             Executive Officer of
Shields & Company                          Shields & Company
140 Broadway                               (registered
New York, NY 10005                         broker-dealer and
                                           member of New York
                                           Stock Exchange);
                                           Chairman of Capital
                                           Management Associates,
                                           Inc. (registered
                                           investment adviser);
                                           Vice Chairman and
                                           Trustee of New York
                                           Racing Association;
                                           Director of Flowers
                                           Industries, Inc.
                                           (diversified food
                                           company).

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Eugene P. Beard    Trustee       Since     Chairman and CEO of      10          Director
Birth Date: March                2005      Wesport Asset Fund, Inc.             of Old
17, 1935                                                                        Westbury
The Interpublic                                                                 Funds
Group of
Companies, Inc.
372 Danbury, Road
2nd Floor,
Wilton, CT
06897-2530
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Richard L.         Trustee       Since     Retired; Director of     10          None
Carpenter                        2005      Investments,
Birth Date: March                          Pennsylvania Public
17, 1933                                   School Employees'
10820 North La                             Retirement System
Quinta Drive,                              (until December 1997).
Tucson, AZ 85737
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
David P. Feldman   Trustee       Since     Retired; Chairman and    10          Director
Birth Date:                      2005      CEO of AT&T Investment               of Dreyfus
November 16, 1939                          Management Corporation               Mutual
3 Tall Oaks Drive                          (until May 1997);                    Funds (59
Warren, NJ 07059                           Director of Jeffrey Co.              Funds)
                                           (1992 to present);
                                           Director of QMED (1999
                                           - present).

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Alan G. Lowy       Trustee       Since     Private Investor.        10          None
Birth Date: April                2005
17, 1939
4111 Clear Valley
Drive
Encino, CA 91436
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Arthur D.          Trustee       Since     Retired; Executive Vice  10          None
Miltenberger                     2005      President and Chief
Birth Date:                                Financial Officer of
November 8, 1938                           Richard K. Mellon and
503 Darlington                             Sons (until June 1998);
Road                                       Vice President and
Ligonier, PA 15658                         Treasurer of Richard
                                           King Mellon Foundation
                                           (until June 1998);
                                           Trustee, R.K. Mellon
                                           Family Trusts (1981 -
                                           June 2003); General
                                           Partner, Mellon Family
                                           Investment Company IV,
                                           V and VI; and Director
                                           of Aerostructures
                                           Corporation (aircraft
                                           manufacturer) (1996 -
                                           July 2003).

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Officers
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
John A. Nielsen    President     Since     President of the Trust,  N/A         Director
                                 2005      and the BBH U.S. Money               of BBH
Birth Date:                                Market Portfolio; He                 Trust
July 15, 1943                              joined Brown Brothers                Company
140 Broadway New                           Harriman & Co. ("BBH &
York, NY 10005                             Co.") in 1968 and has
                                           been a Partner of the
                                           firm since 1987.
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Nancy D. Osborn    Principal     Since     Principal Financial      N/A         N/A
Birth Date: May    Financial     2005      Officer Assistant
4, 1966            Officer                 Secretary and Treasurer
140 Broadway       Assistant               to the Trust, and the
New York, NY 10005 Secretary               BBH U.S. Money Market
                   and                     Portfolio; Assistant
                   Treasurer,              Vice President of BBH &
                                           Co. since March 2003;
                                           Associate, BBH & Co.
                                           (April 1996 - March
                                           2003).
--------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Michael F. Hogan   Chief         Since     Chief Compliance      N/A         N/A
                   Compliance    2005      Officer to the BBH
Birth Date:        Officer                 Trust and the BBH
January 25, 1963                           U.S. Money Market
                                           Portfolio; Senior
50 Milk Street                             Vice President of
Boston, MA 02109                           BBH & Co. since
                                           September 1994;
                                           Joined BBH & Co. in
                                           1985.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Gail C. Jones      Secretary     Since     Secretary of the     N/A         N/A
Birth Date:                      2005      Trust, and the BBH
October 26, 1953                           U.S. Money Market
1001 Liberty                               Portfolio; Counsel,
Avenue                                     ReedSmith, LLP
Pittsburgh, PA                             (since October
15222-3779                                 2002); Corporate
                                           Counsel (January
                                           1997 to September
                                           2002) and Vice
                                           President January
                                           1999 to September
                                           2002 of Federated
                                           Services Company.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Judith J. Mackin   Vice          Since     Vice President of    N/A         N/A
Birth Date:        President     2005      the Trust, and the
May 30, 1960                               BBH U.S. Money
1001 Liberty                               Market Portfolio;
Avenue,                                    Vice President of
Pittsburgh, PA                             Federated Services
15222-3779                                 Company (since
                                           November 1997).
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Victor R. Siclari  Assistant     Since     Assistant Secretary  N/A         N/A
Birth Date:        Secretary     2005      of the Trust, and
November 17, 1961                          the BBH U.S. Money
1001 Liberty                               Market Portfolio;
Avenue                                     Partner, ReedSmith,
Pittsburgh, PA                             LLP (since October
15222-3779                                 2002); Vice
                                           President (March
                                           1996 - September
                                           2002) and Senior
                                           Corporate Counsel
                                           of Federated
                                           Investors, Inc.
                                           (July 1998 -
                                           September 2002).
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
John C. Smith      Assistant     Since     Assistant Treasurer  N/A         N/A
Birth Date:        Treasurer     2005      of the Trust, and
August 2, 1965                             the BBH U.S. Money
50 Milk Street                             Market Portfolio;
Boston, MA 02109                           Assistant Vice
                                           President (since
                                           September 2001),
                                           Associate
                                           (September
                                           2000-August 2001);
                                           and Senior Analyst
                                           of BBH & Co. (June
                                           1999 - August 2000).
------------------------------------------------------------------------------------------

# Each Trustee of the Trust holds office until he or she attains the age of 70 (72, in the case of Trustees who were elected as such before January 1, 2000), or until he or she sooner dies, resigns or is removed from office in accordance with the provisions of the Trust's Declaration of Trust.
   All officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust's By-laws).

      ^     The Fund Complex consists of the Trust and the BBH U.S. Money
Market Portfolio. The Trust, which has nine series (including the Fund), are each counted as one "fund" for purposes of this table.

BOARD OF TRUSTEES
      The Trust's Trustees, in addition to supervising the actions of the Trust's Investment Adviser, the Administrator and the Distributor, as set forth below, decide upon matters of general policy with respect to the Trust. The Board meets at least quarterly to review the investment performance of the Fund and other operational matters, including policies and procedures designed to promote compliance with various regulatory requirements. At least annually, the Trustees of the Trust review the fees paid to the Investment Adviser for investment advisory services, and evaluate, among other things, the quality of such services and comparative fee information with respect to similar investment companies. The Trustees are assisted in this process by independent legal counsel.

      The Trustees (except Mr. Shields) serve on an Audit Committee that selects the independent public accounts for the Fund and review accounting policies and controls.
      Messrs. Shields, Feldman and Carpenter serve on a Valuation Committee for the Fund that meets on an as-needed basis (and in any event not less frequently than monthly) to determine the "fair value" of any security for which market quotations are not readily available.

Trustee Equity Ownership as of 12/31/05

---------------------------------------------------------------------------
Name of Trustee           Dollar Range of Equity   Aggregate Dollar Range
                          Securities in Fund       of Equity Securities
                                                   in All Registered
                                                   Investment Companies
                                                   Overseen by Trustee in
                                                   Family of Investment
                                                   Companies
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Eugene P. Beard           N/A                      N/A
---------------------------------------------------------------------------
---------------------------------------------------------------------------
David P. Feldman          N/A                      N/A
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Alan G. Lowy              N/A                      N/A
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Arthur D. Miltenberger    N/A                      N/A
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Richard L. Carpenter      N/A                      N/A
---------------------------------------------------------------------------

COMPENSATION

      Each Trustee of the Trust receives a base annual fee of $40,000 and such base annual fee is allocated among all series of the Trust and the BBH U.S. Money Market Portfolio, (in each case, based upon their respective net assets). The Chairman of the Board (Mr. Shields) and the Chairman of the Audit Committee (Mr. Miltenberger) receive an additional compensation of $10,000 and $5,000 per year, respectively. In addition, each Trustee receives an additional fee of $2,000 for attending each special Board meeting (meetings of the Board other than the regularly scheduled quarterly Board meetings).

Trustee Compensation for the Calendar Year Ended 06/30/2005*

--------------------------------------------------------------
Name of Person,  Pension or    Estimated      Total
Position         Retirement    Annual         Compensation
                 Benefits      Benefits upon  from Fund
                 Accrued as    Retirement     Complex^ paid
                 Part of Fund                 to Trustee
                 Expenses
--------------------------------------------------------------
--------------------------------------------------------------
Joseph V.        None          None           $50,000
Shields, Jr.,
Trustee
--------------------------------------------------------------
--------------------------------------------------------------
Eugene P.        None          None           $40,000
Beard, Trustee
--------------------------------------------------------------
--------------------------------------------------------------
Richard L.       None          None           $40,000
Carpenter,
Trustee
--------------------------------------------------------------
--------------------------------------------------------------
David P.         None          None           $40,000
Feldman, Trustee
--------------------------------------------------------------
--------------------------------------------------------------
Alan G. Lowy,    None          None           $40,000
Trustee
--------------------------------------------------------------
--------------------------------------------------------------
Arthur D.        None          None           $45,000
Miltenberger,
Trustee
--------------------------------------------------------------
* Compensation shown was for services rendered on behalf of the Predecessor
Funds.
^ Because the Fund is a new portfolio of the Trust, Trustee compensation has not yet been earned and will be reported following the Fund's next fiscal year.

Because of the services rendered to the Trust by the Investment Adviser and the Administrators, the Trust requires no employees other than its Officers, and the Officers receive no compensation from the Trust or the Fund.

INVESTMENT ADVISER

The Investment Adviser to the Funds and the U.S. Money Market Portfolio is Brown Brothers Harriman, Private Bankers, a New York limited partnership established in 1818. Brown Brothers Harriman has established a separately identifiable department (SID) to provide investment advice to mutual funds. The SID is registered with the SEC under the Investment Advisers Act of 1940.

Under its Investment Advisory Agreement with the Trust and U.S. Money Market Portfolio, subject to the general supervision of the Trustees and in conformance with the stated policies of the Funds and the Portfolio, Brown Brothers Harriman provides investment advice and portfolio management services to the Funds and the Portfolio. In this regard, it is the responsibility of Brown Brothers Harriman to make the day-to-day investment decisions for the Funds and the Portfolio, to place the purchase and sale orders for portfolio transactions of the Funds and to manage, generally, the Funds' and the Portfolio's investments.

The Investment Advisory Agreement among Brown Brothers Harriman, the Portfolio and the Trust, remains in effect only as long as the agreement is specifically approved at least annually (i) by a vote of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Funds or the Portfolio, or by the Board of Trustees, and (ii) by a vote of a majority of the Trustees who are not parties to the Investment Advisory Agreement or "interested persons" (as defined in the 1940 Act) ("Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement terminates automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Board of Trustees or by a vote of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) on 60 days' written notice to Brown Brothers Harriman and by Brown Brothers Harriman on 90 days' written notice to the Trust or the Portfolio, as the case may be (see "Additional Information").
The investment advisory fee paid to the Investment Adviser is calculated daily and paid monthly at an annual rate equal to the following percentages of each Fund's average daily net assets:

Fund                      Investment Advisory Fee
                          Paid as Percentage of
                          Average Daily
                          Net Assets
U.S. Money Market
Portfolio                 0.10%
Tax Exempt Fund           0.15%
Tax Free
Short/Intermediate
Fund                      0.25%
Treasury Fund             0.15%

------------------------------------------------------------------------------

Fees incurred for advisory services are given for the fiscal years ended June
30:

Fund                        2005          2004             2003
U.S. Money Market         $3,034,802      $3,051,272      $3,351,976
Portfolio
Tax Exempt Fund           $711,611        $680,083         $642,805
Tax Free
Short/Intermediate Fund   $325,073        $304,142         $259,728
Treasury Fund             $190,145        $206,078         $268,131
Compensation shown was for services rendered on behalf of the Predecessor
Funds.
------------------------------------------------------------------------------

The investment advisory services of Brown Brothers Harriman to the Funds and the Portfolio are not exclusive under the terms of the Investment Advisory Agreement. Brown Brothers Harriman is free to and does render investment advisory services to others, including other registered investment companies.

Pursuant to a license agreement between the Trust, the Portfolio and Brown Brothers Harriman dated XXXXXXXXXXXXXXXXX, the Trust including each series thereof and the Portfolio may use "BBH" in name. The agreement may be terminated by Brown Brothers Harriman at any time upon written notice to the Trust upon the expiration or earlier termination of any investment advisory agreement between the Trust or any investment company in which a series of the Trust invests all of its assets and Brown Brothers Harriman. Termination of the agreement would require the Trust or Portfolio to change their names and the names of the Funds to eliminate all references to BBH.

Approval of Investment Advisory Agreement

At a meeting held on December xx, 2005, the Board of Trustees (the "Board") of BBH Trust (the "Trust"), unanimously approved the Investment Advisory Agreement (the "IA Agreement") between the Trust and Brown Brothers Harriman & Co. ("BBH") for an initial two-year term. The following is a summary of the factors the Board took into consideration in making its determination to approve the renewal of the IA Agreement.

Nature, extent and quality of services provided by BBH

The Board noted that, under the IA Agreement in respect of each Fund, BBH, subject to the supervision of the Board, is responsible for providing a continuous investment program and, for each Fund other than the International Fund, makes purchases and sales of portfolio securities consistent with the Fund's investment objective and policies.

The Board considered the scope and quality of services provided by BBH under the IA Agreement and noted that the scope of services provided had expanded over time, primarily, as a result of regulatory developments. The Board noted that, for example, BBH is responsible for maintaining and monitoring its own and, to varying degrees, the Funds' compliance program, and these compliance programs have recently been refined and enhanced in light of new regulatory requirements. The Board considered the quality of the investment research capabilities of BBH and the other resources it has dedicated to performing services for the Funds. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to each of the Funds under the IA Agreement.

Costs of Services Provided and Profitability to BBH

At the request of the Board, BBH provided information concerning the profitability of BBH's investment company advisory and other fees and its statement of condition for the recent period and as of XXXXXXXXX, respectively. The Board also reviewed BBH's profitability data for each Fund, which also included the effect of revenue generated by the shareholder servicing, administration, custody and other fees paid by a Fund. The Board noted that most beneficial owners of the Funds' shares are holding these shares in the context of an overall investment management program for which BBH is the adviser and for which BBH charges an investment management fee. Since BBH excludes the assets in the Funds when calculating its advisory fees for its clients, the Board agreed that it is appropriate in an analysis of Fund profitability to reduce the advisory fees for the Funds by the advisory fees that otherwise would have been earned by BBH on the assets involved.

The Board discussed the difficulty of making comparisons of profitability from fund advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser's capital structure and cost of capital. In considering profitability information, the Board considered the effect of fall-out benefits on BBH's expenses, as well as the "revenue sharing" arrangements BBH has entered into with certain entities that distribute shares of the Funds. The Board focused on profitability of BBH's relationships with the Funds before taxes and distribution expenses. The Board concluded that it was satisfied that BBH's level of profitability from its relationship with each Fund was not excessive.

The Board also considered the advisory fees of each Fund in comparison to the fees of comparable funds. The Board recognized that the expense ratios for the Funds potentially reflected on BBH's provision of services, as BBH is directly the provider of substantial services and coordinates services provided to the Fund by others. The Board took note of situations in which BBH waived its management fee or reimbursed a Fund's expenses.

Fall-Out Benefits

The Board considered that BBH did not allocate the Funds' portfolio transactions for third party research, although it did benefit from proprietary research received from brokers that execute the Funds' purchases and sales of securities. The Board recognized that the aggregate amount of commissions generated by Fund transactions was unlikely to result in the Funds receiving from full service broker dealers substantial discounts on commission rates. The Board received and reviewed information concerning BBH's policies with respect to allocating portfolio brokerage.

The Board also considered that BBH receives shareholder servicing fees from certain funds, and is the Funds' administrator, custodian and securities lending agent. The Board noted that BBH retained no portion of the 12b-1 fees paid by a Fund that operated with a plan. The Board recognized that BBH's profitability would be somewhat lower if it did not receive proprietary research for commissions or, if it did not receive the other benefits described above.

The Board recognized that most Fund shareholders were also BBH clients, and that substantial assets are invested in the Funds as a result of an overall investment management program for the shareholder. The Board noted that the Funds also derive reputational and other benefits from their association with BBH and their use of the BBH name, which is licensed to the Funds by BBH. Thus, the Board did not believe that BBH revenues associated with its clients should be fairly regarded as "fallout" benefit from the Funds.

Economies of Scale

The Board noted that the Funds' advisory fee schedules do not contain breakpoints. As a result, if assets increase, the fee rates would not be reduced on the incremental assets. There may be other economies of scale because many expenses did not rise (and fall) proportionally to increases (and decreases) in total net assets. The Board noted that BBH had priced the advisory services in recognition of the fact that it was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of advisory service and total expenses for each Fund were fair and reasonable. Consequently, the advisory fees are in the range of institutional separate account fees, which is to say substantially below, even taking into account the BBH administration fees, typical mutual fund fees. In addition, the Board noted that BBH had supported and continued to support certain Funds through fee waivers and expense reimbursements. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. In light of the Fund's current size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints.

Investment Results

The Board considered the investment results of each of the Funds as compared to investment companies with its peers and with one or more selected securities indices. In addition to the information received by the Board for the meeting, the Board received detailed performance information for each Fund at each regular Board meeting during the year. At the meeting, the Board reviewed information showing performance of each Fund compared to the peers generally over the 1-, 3-, 5- and since inception periods and compared to one or more securities indices over comparable periods.

Advisory Fee Rate

The Board considered the advisory fee rate paid by each Fund to BBH. The Board recognized that it is difficult to make comparisons of these fees, and combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds.

BBH also manages accounts for institutional clients with investment objectives similar to those of certain Funds. The fee rates payable by the BBH's institutional clients are generally comparable although occasionally lower, than the rates paid by the Funds. BBH reviewed with the Board the significant differences in the scope of services that BBH provides to institutional clients and to the Funds through both the IA and Administration Agreements (the "Admin. Agreements"). For example, BBH provides, among other things, officers (including the Funds' Chief Compliance Officer and officers to provide required certifications) and administrative services, such as shareholder communications, and tax compliance, with the attendant costs and exposure to liability. BBH also coordinates the provision of services to the Funds by nonaffiliated service providers. These services normally are not provided to non investment company clients, and fees charged to the Funds reflect the costs and risks of the additional obligations. The Board also noted that since the Funds are constantly issuing and redeeming their shares, they are more difficult to manage than an institutional account, where the assets are relatively stable. Accordingly, the Board did not place significant weight on these fee comparisons.

The following factors specific to BBH Tax Exempt Money Fund also were noted and considered by the Board in deciding to approve the IA Agreements:

The Trustees reviewed information showing performance of the Fund compared to iMoneyNet (Tax Free Retail). The Fund outperformed the Average over all relevant periods. The Trustees also viewed with favor that the Fund's portfolio of investments had an overall high quality while the Fund's total expense ratio was lower that the iMoneyNet Average. The Trustees also noted that the Fund had successfully maintained a stable net asset value of one dollar at all times. Taking into account these comparisons and the other factors considered, the Trustees concluded that the Fund's investment results over time and its total expense ratio had been satisfactory.

The following factors specific to BBH U.S. Treasury Money Fund also were noted and considered by the Board in deciding to approve the IA Agreements:

The Trustees considered the 1-, 3- and 5-year annualized total returns versus the iMoneyNet (Treasury Retail). The Trustees noted favorable comparisons versus that average for the most recent periods and, in their view, immaterial difference over longer ones. Moreover, they had been appropriately advised by BBH about its duration and average weighted maturity decisions during the relevant periods and were satisfied overall with the competitiveness of the performance. The Trustees also noted with favor that the expense ratio was substantially lower than that of the average. The Trustees also noted that the Fund had successfully maintained a stable net asset value of one dollar at all times. Taking into account these comparisons and the other factors considered, the Trustees concluded that the Fund's investment results over time and its total expense ratio had been satisfactory.

The following factors specific to BBH U.S. Money Market Portfolio also were noted and considered by the Board in deciding to approve the IA Agreements:

The Trustees reviewed information showing performance of the Fund compared to other funds in the iMoneyNet (1st Tier Institutional). The comparative information showed that the Funds had uniformly superior performance compared to the averages in these categories over all relevant periods. The Trustees also viewed with favor that the total expense ratio was substantially lower than the averages in these categories. The Trustees also noted that the BBH U.S. Money Market Portfolio had maintained a stable net asset value of one dollar at all times. Taking into account these comparisons and the other factors considered, the Trustees concluded that the Funds' investment results over time and expense ratios had been satisfactory.

The following factors specific to BBH Tax Free Short/Intermediate Fixed Income Fund also were noted and considered by the Board in deciding to approve the IA Agreements:

The Trustees reviewed information showing performance of the Fund compared to the Lehman 3-Year Municipal Bond Index. The Fund generally lagged the Average over all relevant periods, which resulted from management's decision to construct a defensive portfolio in recent years. The Trustees understood management's decision and were pleased to see a portfolio with higher quality securities and a shorter duration than the Index. The Trustees viewed with favor this performance and noted the benchmark has no fees. The Trustees also noted the Fund's expense ratio was in line with or lower than many Funds of similar size and investment mandate. Taking into account these comparisons and the other factors considered, the Trustees concluded that the Fund's investment results over time and its total expense ratio had been satisfactory.

PORTFOLIO MANAGER INFORMATION (Tax Free Short/Intermediate Fund)
The following information about the Fund's Portfolio Manager is provided as of the end of the Fund's most recently completed fiscal year.

                                   Total Number of
 Other Accounts Managed by                   Other
 John Brownlie                   Accounts Managed/
                                     Total Assets*
 Registered Investment            1 / $437,646,000
 Companies
 Other Pooled Investment                      None
 Vehicles
 Other Accounts                    35 / $2,067,354
,000* None of the Accounts has an advisory fee that is based on the performance of the account.
------------------------------------------------------------------------------
Dollar value range of shares owned in the Fund: none.

Compensation Structure
Mr. Brownlie is paid a fixed base salary and variable incentives based on his performance and the overall profitability of Brown Brothers Harriman. Base salary is determined within a market competitive salary range, based on his experience and performance, and is reviewed annually. The variable incentives are paid annually after the close of calendar year and are composed of two parts. The potentially largest incentive payment is a performance bonus, which is paid in cash and based on multiple performance criteria using a Balanced Scorecard methodology. The second incentive is participation in a profit sharing plan that allows all employees to share in the success of the Advisor in meeting its profit objectives. This participation is a uniform portion of each employee's base salary and is paid to each employee's 401K account that vests over time.
The most important criterion for establishing Mr. Brownlie's performance bonus is his contribution to the Advisor's Fixed Income Policy Group's strategy/policy formulation process and his effective and consistent implementation of those strategies and policies across all accounts with similar investment objectives and guidelines. Mr. Brownlie's contribution to this process is assessed by the investment leadership overseeing the Fixed Income Policy Group, particularly Mr. Baker and Mr. Steier.

Conflicts of Interest
As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars").
The Advisor has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, the Advisor monitors a variety of areas, including compliance with account investment guidelines, the inclusion only of securities approved for purchase by the Advisor's Fixed Income Credit Committee, and compliance with the Advisor's Code of Ethics. Finally, the Advisor has structured the portfolio managers' compensation in a manner, and the Funds have adopted policies and procedures, reasonably designed to safeguard a Fund from being negatively affected as a result of any such potential conflicts.


ADMINISTRATORS

Brown Brothers Harriman Trust Company, LLC acts as Administrator of the Trust and the Portfolio. Brown Brothers Harriman Trust Company, LLC is a wholly-owned subsidiary of Brown Brothers Harriman.

In its capacity as Administrator of the Trust and the Portfolio, Brown Brothers Harriman Trust Company LLC administers all aspects of the Trust's and the Portfolio's operations subject to the supervision of the Board of Trustees except as set forth above under "Investment Adviser" and below under "Distributor." In connection with its responsibilities as Administrator and at its own expense, Brown Brothers Harriman Trust Company LLC (i) provides the services of persons competent to perform such supervisory, administrative and clerical functions as are necessary in order to provide effective administration of the Trust and the Portfolio; (ii) oversees the performance of administrative and professional services to the Trust and the Portfolio by others, including the Transfer and Dividend Disbursing Agent; (iii) provides adequate office space and communications and other facilities; and (iv) prepares and/or arranges for the preparation, but does not pay for, the periodic updating of the registration statements and each Fund's prospectus, the printing of such documents for the purpose of filings with the SEC and state securities administrators, and the preparation of tax returns for each Fund and reports to shareholders and the SEC.

The Administration Agreement among the Trust, the Portfolio and Brown Brothers Harriman Trust Company LLC, will remain in effect only so long as the agreement is specifically approved at least annually in the same manner as the Investment Advisory Agreement (see "Investment Adviser"). The Independent Trustees approved the Administration Agreement on XXXXXXXXXXXXXX. The agreement will terminate automatically if assigned by any party thereto and is terminable with respect to the Trust or the Portfolio at any time without penalty by a vote of a majority of the Trustees of the Trust or the Trustees of the Portfolio, as the case may be, or by a vote of the holders of a "majority of the outstanding voting securities" (as defined in the 1940
Act) of the Trust or the Portfolio, as the case may be. The Administration Agreement is terminable by the Board of Trustees or shareholders on 60 days' written notice to Brown Brothers Harriman. The agreement is terminable by the Administrator on 90 days' written notice to the Trust or the Portfolio, as the case may be.

For the services rendered to the Trust and the Portfolio and related expenses borne by Brown Brothers Harriman Trust Company LLC, as Administrator of the Trust, Brown Brothers Harriman Trust LLC receives an annual fee, computed daily and payable monthly, equal to the following annual rate of each Fund's average daily net assets:

                                Percentage
                                of Average
                                Daily Net
Fund                            Assets
Money Market Fund               0.095%
U.S. Money Market                .035%
Portfolio                       0
Tax Exempt Fund                 0.10%
Tax Free                         .15%
Short/Intermediate Fund         0
Treasury Fund                   0.10%

------------------------------------------------------------------------------

Fees incurred for administrative services are given for the fiscal years ended June 30:

Fund                        2005          2004             2003
Money Market Fund         $1,296,056      $1,368,364       $1,377,058
U.S. Money Market         $1,062,181      $1,067,945       $1,173,192
Portfolio
Tax Exempt Fund           $474,407        $453,388         $428,537
Tax Free                  $195,044        $182,485         $155,837
Short/Intermediate Fund
Treasury Fund             $126,764        $137,384         $178,754
Compensation shown was for services rendered on behalf of the Predecessor
Funds.
------------------------------------------------------------------------------

Pursuant to separate Sub-administrative Services Agreements between Brown Brothers Harriman Trust Company, LLC and each of Federated Services Company ("Federated") and Brown Brothers Harriman & Co. ("BBH & Co.")(each, a "Sub-administrator"), the Sub-administrators perform such sub-administrative duties for the Funds and the Portfolio as are from time to time agreed upon by Brown Brothers Harriman Trust Company, LLC and each Sub-administrator. The offices of Federated are located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. The offices BBH & Co. are located at 140 Broadway, New York, New York 10005. The Sub-administrators' sub-administrative duties may include, but are not necessarily limited to, providing equipment and clerical personnel necessary for maintaining the organization of the Funds and the Portfolio, participating in the preparation of documents required for compliance by the Funds and the Portfolio with applicable laws and regulations, preparing certain documents in connection with meetings of Directors/Trustees and shareholders of the Funds and the Portfolio, and other functions that would otherwise be performed by Brown Brothers Harriman Trust Company, LLC as set forth above (see "Administrator"). For performing such sub-administrative services, each Sub-administrator receives such compensation from Brown Brothers Harriman Trust Company, LLC as is from time to time agreed to between Brown Brothers Harriman Trust Company, LLC and each Sub-administrator, which fees, in the aggregate, may not exceed the amount paid to Brown Brothers Harriman Trust Company, LLC by the Funds and the Portfolio, respectively.

DISTRIBUTOR

      Effective XXXXXXXX, Southpoint Distribution Services, Inc. ("Southpoint ") serves as exclusive Distributor of the Fund's shares. Its offices are located at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. The Distributor's Agreement dated as of XXXXXXXXXXXXXXX between the Trust and Southpoint remains in effect for two years from the date of its execution and thereafter, but only so long as the continuance of the agreement is specifically approved at least annually in conformity with the requirements of the 1940 Act. The agreement terminates automatically in the event of its assignment, and may be terminated (i) with respect to the Funds, at any time, without penalty, by the Board of Trustees of the Trust or by a vote of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Funds on not more than ninety (90) days' written notice to Southpoint, and (ii) by Southpoint on ninety (90) days' written notice to the Trust.

SHAREHOLDER SERVICING AGENT

The Trust has entered into a shareholder servicing agreement with Brown Brothers Harriman pursuant to which Brown Brothers Harriman, as agent for the Funds, among other things: answers inquiries from shareholders of and prospective investors in the Funds regarding account status and history, the manner in which purchases and redemptions in each of the Fund's shares may be effected and certain other matters pertaining to the Funds; assists shareholders of and prospective investors in the Funds in designating and changing dividend options, account designations and addresses; and provides such other related services as the Trust or a shareholder of or prospective investor in the Funds may reasonably request. For these services, Brown Brothers Harriman receives from the Funds an annual fee, computed daily and payable monthly, of the average daily net assets of the Funds represented by shares owned during the period for which payment was being made by shareholders who did not hold their shares with an eligible institution. The fees are set out below.

                          Percentage of Average
                          Daily
Fund                      Net Assets
Money Market Fund         0.25%
Tax Exempt Fund           0.25%
Tax Free
Short-Intermediate
Fund                      0.25%
Treasury Fund             0.225%

------------------------------------------------------------------------------
FINANCIAL INTERMEDIARIES
From time to time, the Funds and/or their Shareholder Servicing Agent enter into contracts with banks, brokers and other financial intermediaries ("Financial Intermediaries") pursuant to which a customer of the Financial Intermediary may place purchase orders for Fund shares through that Financial Intermediary which holds such shares in its name on behalf of that customer. Pursuant to such contract, each Financial Intermediary as agent with respect to shareholders of and prospective investors in the Funds who are customers of that Financial Intermediary, among other things: provides necessary personnel and facilities to establish and maintain certain shareholder accounts and records enabling it to hold, as agent, its customers' shares in its name or its nominee name on the shareholder records of the Trust; assists in processing purchase and redemption transactions; arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem shares of the Funds; provides periodic statements showing a customer's account balance and, to the extent practicable, integrates such information with information concerning other customer transactions otherwise effected with or through it; furnishes, either separately or on an integrated basis with other reports sent to a customer, monthly and annual statements and confirmations of all purchases and redemptions of Fund shares in a customer's account; transmits proxy statements, annual reports, updated prospectuses and other communications from the Trust to its customers; and receives, tabulates and transmits to the Trust proxies executed by its customers with respect to meetings of shareholders of the Funds. A Financial Intermediary may designate other intermediaries to accept purchase and redemption orders for Fund shares. Customer orders are priced at a Fund's NAV next determined after such order has been accepted by such customer's Financial Intermediary or its authorized designee. The Funds will be deemed to have received a purchase or redemption order for Fund shares when the Financial Intermediary or its authorized designee accepts such order. For these services, the Financial Intermediary receives such fees from a Fund or the Shareholder Servicing Agent as may be agreed upon from time to time between the parties.

ELIGIBLE INSTITUTIONS
The Trust enters into eligible institution agreements with banks, brokers and other financial institutions pursuant to which each financial institution, as agent for the Trust with respect to shareholders of and prospective investors in the Funds who are customers with that financial institution, among other things: provides necessary personnel and facilities to establish and maintain certain shareholder accounts and records enabling it to hold, as agent, its customer's shares in its name or its nominee name on the shareholder records of the Trust; assists in processing purchase and redemption transactions; arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem shares of the Funds; provides periodic statements showing a customer's account balance and, to the extent practicable, integrates such information with information concerning other customer transactions otherwise effected with or through it; furnishes, either separately or on an integrated basis with other reports sent to a customer, monthly and annual statements and confirmations of all purchases and redemptions of Fund shares in a customer's account; transmits proxy statements, annual reports, updated prospectuses and other communications from the Trust to its customers; and receives, tabulates and transmits to the Trust proxies executed by its customers with respect to meetings of shareholders of the Funds. For these services, each financial institution receives from a Fund an annual fee, computed daily and payable monthly, equal to 0.05% of a Fund's average daily net assets represented by shares owned during the period for which payment was being made by customers for whom the financial institution was the holder or agent of record.

CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT

Brown Brothers Harriman, 40 Water Street, Boston, Massachusetts 02109, is the Custodian for the Funds and the Portfolio.

As Custodian for the Funds, it is responsible for holding the Funds' assets (i.e., cash and the Money Market Fund's interest in the U.S. Money Market Portfolio) pursuant to a custodian agreement with the Trust. Cash is held for the Fund in demand deposit accounts at the Custodian. Subject to the supervision of the Administrator of the Trust, the Custodian maintains the accounting records for the Fund and each day computes the NAV and net income per share of the Funds.

As Custodian for the Portfolio, it is responsible for maintaining books and records of portfolio transactions and holding the Portfolio's securities and cash pursuant to a custodian agreement with the Portfolio. Cash is held for the Portfolio in demand deposit accounts at the Custodian. Subject to the supervision of the Administrator of the Portfolio, the Custodian maintains the accounting and portfolio transaction records for the Portfolio and each day computes the NAV and net income of the Portfolio.

Citigroup Global Transaction Services, Two Portland Square, Portland, ME 04101 is the Transfer and Dividend Disbursing Agent for the Funds. The Transfer and Dividend Disbursing Agent is responsible for maintaining the books and records detailing ownership of the Funds' Shares.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP, Boston, Massachusetts is the independent registered public accounting firm for the Funds and Portfolio.

CODE OF ETHICS

The Trust, the U.S. Money Market Portfolio, the Adviser and the Distributor each have adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. Each code of ethics permits personnel subject to such code of ethics to invest in securities, including securities that may be purchased or held by a Fund. However, the codes of ethics contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds. Of course, there can be no assurance that the codes of ethics will be effective in identifying and addressing all conflicts of interest relating to personal securities transactions. The code of ethics of the Trust, the U.S. Money Market Portfolio, the Adviser and the Distributor are on file with and are available from the SEC (See "Additional Information" below).

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Investment Adviser authority to vote proxies on the securities held in the Funds' portfolios. The Board has also approved the Investment Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Polices
The Investment Adviser generally will cast in favor of proposals that maintain or strengthen the shared interests of shareholders and management; increase shareholder value; maintain or increase shareholder influence over the issuer's board of directors and management; and maintain or increase the rights of shareholders.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors. However, whether the Investment Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

The Investment Adviser will generally vote for proposals to:

o.....Declassify the board of directors and require annual election of directors
o Require auditor independence where availability of independent candidates is reasonable
o     Ensure shareholders' right to confidential voting
o     Require shareholder vote on any future poison pill
o     Removal of super-majority vote requirements
o     Change to a simple majority vote for shareholders
o     Restrict charitable contributions
o Prevent a company from soliciting/influencing employees' political contributions
o Convert traditional stock option plans to performance-indexed/benchmarked/indexed-based stock option plans
o     Review link between stock option compensation and performance
o     Issue reverse stock splits
o     Repurchase shares when deemed appropriate by management
o     Declare dividends when deemed appropriate by management
o     Appoint external independent auditors
o     Deliver annual reports
o Adjust executive performance-based incentive compensation to exclude non-recurring or non-operating income from the calculation
o Expense stock options on income statement/exceed the requirements of SFAS 123/provide more detailed reporting of stock option accounting.

The Investment Adviser will generally vote against proposals to do the following when the company is in compliance with existing regulation:

o     Classify/stagger the election of directors
o Require adoption of a workplace/vendor code of conduct based on international conventions or require additional reporting
o     Environmental reporting, restrictions or requirements
o     Disclose strategic development planning
o Socially-responsible criteria/social performance/human capital development/employee satisfaction criteria in executive compensation
o     Modify existing Equal Employment Opportunity policy language
o     Specifically restrain international lending practices
o     Require social/environmental/community "sustainability" reports
o Restrict, label, prohibit, require shareholder approval of genetically modified foods or products/activities containing specific chemicals/environmental agents
o     Require specific pension plan offerings for employees
o Restrict or require reporting on political contributions/political lobbying/employees who serve in a governmental capacity
o     Require cumulative voting
o     Impose pharmaceutical price caps/ceilings
o     Initiate or renew poison pills (shareholder rights plans)
o     Reprice stock options
o     Require geographic rotation of annual meetings
o Dictate company activities or require additional reporting regarding military activities/weaponization of space
o     Require a company to pay/increase a dividend or dictate use of cash flow
o Require reporting on anti-predatory lending practices or linking anti-predatory lending practices to executive compensation
o     Form a separate board committee to review sub-prime lending
o Nominate a "wage roll employee" or any other specific category of person to the board
o     Require reporting of cell-phone related accidents
o Require additional tobacco warnings/smoke-free restaurants and facilities
o     Restrict investment in tobacco, alcohol, gambling or other stocks
o     Require additional reporting or rules concerning animal rights
o     Conversion from closed-end fund to open-end fund
o     Prohibit privatization/require reports on prohibiting privatization
o     Establish a shareholder matching gift plan
o     Link executive compensation to workforce/employee hiring trends
o     Require a fixed date for annual meetings
o     Require additional special reporting about advertising practices
o Issue new shares (stock split) when the proposed new total number of shares is greater than 2 1/2 times the currently outstanding number of shares (10% for international companies, unless use of funds is specified).

The Investment Adviser will review the following types of proposals on a case-by-case basis:

o     Executive severance and compensation arrangements
o     Requirements to hire a proxy voting firm
o     Women/minorities on the board of directors
o     Multiple candidates for the board of directors
o     Composition of the board of directors
o     Independent nominating committee of the board of directors
o     Non-discrimination on the basis of sexual preference
o     Suspension or cancellation of restricted stock program
o     Cap on non-audit fees for auditor
o     Term limits
o     Board committee to review conflicts of interest
o     State of incorporation
o     Separation of role of Chairperson and CEO
o     Require independent chairperson
o     All take over bids

The Investment Adviser will abstain from voting on an increase of Rule 12b-1 fees for open-end mutual funds.

Proxy Voting Procedures
The Investment Adviser has formed a Proxy Review Committee (PRC) to exercise all voting discretion in accordance with the proxy voting policies. The PRC is chaired by a senior investment management portfolio manager who oversees proxy review procedures and opinions. All members of the PRC are investment management employees who are Series 7 and 66 registered, except that there shall be at least one member who is an officer of Brown Brothers Harriman Trust Company. An investment management partner also oversees the activities of the PRC and is consulted on complex proxy issues and general PRC guidelines. In addition, the PRC will consult with a buy-side equity analyst of the Investment Adviser who follows a particular company on certain significant proposals concerning that company, such as mergers. Casting of votes will be performed and recorded by the Investment Adviser's Investment Management Services Proxy Processing Group (IMS) as directed by the PRC. All voting decisions by the PRC will be documented together with the committee's reasoning as to how they arrived at their vote.

Conflicts of Interest
The Investment Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of a Fund (and its shareholders) and those of the Investment Adviser. This may occur when a significant business relationship exists between the Investment Adviser (or its affiliates) and a company involved with a proxy vote. The PRC Chairperson will identify and document known potential or existing conflicts. Once identified, the Chairperson will document the reasons why such voting action should be taken. Additionally, if a member of the PRC becomes conflicted with a proxy voting matter, either directly or indirectly, or through association with that PRC member's business line, he or she must inform the Chairperson of the PRC of their conflicted status and document how and why that individual reached a conflicted status. This record will then be maintained by the IMS as part of the voting record. The conflicted PRC member will then become restricted to voting in the conflicted proxy matter and the Chairperson in charge of the PRC will assign another unrestricted individual to vote on that proxy matter. If the conflict covers all members of the PRC then the Chairperson of the PRC will document the PRC's decision on how to vote the conflicted proxies. In the event of a conflict of interest that is deemed to be irreconcilable by the Chairperson of the PRC, the Chairperson will review the conflict with either the Chairman of the Fund's Board of Directors or the Chairman of the Audit Committee. The voting record on conflicted proxies will be reviewed by the Investment Adviser's Compliance Department for completeness of the documentation.

Proxy Voting Report

A report on "Form N-PX" of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available through BBH's website. Go to www.bbhfunds.com; select "Online Literature/Holdings Report" to access the link to Form N-PX.




      Portfolio Holdings Information (BBH Tax Free Short/Intermediate Fixed Income Fund, BBH Tax-Exempt Money Fund and BBH U.S. Treasury Money Fund)

      Information concerning the Funds' portfolio holdings is available on the BBH website at www.bbhfunds.com. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website approximately 15 days after the end of the month and remains posted until replaced by the information for the succeeding month.

      Portfolio Holdings Information (BBH Money Market Fund)

      Information concerning the Fund's portfolio holdings is available on the BBH website at www.bbhfunds.com. A complete listing of the Funds' portfolio holdings as of the end of each week is posted on the website approximately 7 days after the end of the month and remains posted until replaced by the information for the succeeding month.

You may also access from the "Online Literature/Holdings Report" section of the website portfolio information as of the end of each of the Fund's fiscal quarters. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.


NET ASSET VALUE

The NAV of each of the Fund's Shares is normally determined each day the New York Stock Exchange (NYSE) is open for regular trading and the Federal Reserve banks are open for business. (As of the date of this SAI, the NYSE and banks are open every weekday except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas.) This determination of NAV of each share of the Funds is made once during each such day as of the close of regular trading on the NYSE by subtracting from the value of each Fund's total assets the amount of liabilities, including expenses payable or accrued, and dividing the difference by the number of shares of the Funds outstanding at the time the determination is made. It is anticipated that the NAV of each share of the money market funds will remain constant at $1.00 and, although no assurance can be given that it will be able to do so on a continuing basis, the Trust and the Portfolio employ specific investment policies and procedures to accomplish this result.

MONEY MARKET FUNDS:

The value of the Portfolio's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the NAV per share of the Money Market Fund is determined. The determination of the value of the Fund's investment in the Portfolio is made by subtracting from the value of the total assets of Portfolio the amount of the Portfolio's liabilities and multiplying the difference by the percentage, effective for that day, which represents the Money Market Fund's share of the aggregate beneficial interests in the Portfolio. The value of the Money Market fund's investment in the Portfolio is normally determined once daily at 4:00 p.m. (Eastern time) on each day the NYSE is open for regular trading and New York banks are open for business.

The Tax Exempt Fund's and Treasury Fund's and the Portfolio's assets are valued by using the amortized cost method of valuation. This method involves valuing a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The market value of the securities held fluctuates on the basis of the creditworthiness of the issuers of such securities and on the levels of interest rates generally. Although the amortized cost method provides certainty in valuation, it may result in periods when the value so determined is higher or lower than the price the Funds or the Portfolio would receive if the security were sold.

Pursuant to a rule of the SEC, an investment company may use the amortized cost method of valuation subject to certain conditions and the determination that such method is in the best interests of each Fund's shareholders and the Portfolio's other investors. The use of amortized cost valuations is subject to the following conditions: (i) as a particular responsibility within the overall duty of care owed to the shareholders and investors, the Trustees have established procedures reasonably designed, taking into account current market conditions and each Fund's investment objective of its investors, to stabilize the NAV as computed; (ii) the procedures include periodic review by the Trustees, as they deem appropriate and at such intervals as are reasonable in light of current market conditions, of the relationship between the value of the Funds' or the Portfolio's net assets using amortized cost and the value of the Funds' or the Portfolio's net assets based upon available indications of market value with respect to such portfolio securities; (iii) the Trustees will consider what steps, if any, should be taken if a difference of more than 1/2 of 1% occurs between the two methods of valuation; and (iv) the Trustees will take such steps as they consider appropriate, such as shortening the average portfolio maturity, realizing gains or losses, establishing the value of the Fund's or the Portfolio's net assets by using available market quotations, or reducing the value of interests in the Fund or the Portfolio, to minimize any material dilution or other unfair results which might arise from differences between the two methods of valuation.

Such conditions also generally require that: (i) investments be limited to instruments that the Trustees determine present minimal credit risks and which are of high quality as determined by any NRSRO that is not an affiliated person of the issuer of, or any issuer, guarantor or provider of credit support for, the instrument, or, in the case of any instrument that is not so rated, is of comparable quality as determined by the Investment Adviser under the general supervision of the Trustees; (ii) a dollar-weighted average portfolio maturity of not more than 90 days be maintained and no instrument is purchased with a remaining maturity of more than 397 days; (iii) the Funds' and the Portfolio's available cash will be invested in such a manner as to reduce such maturity to 90 days or less as soon as is reasonably practicable, if the disposition of a portfolio security results in a dollar-weighted average portfolio maturity of more than 90 days; and (iv) no more than 5% of the Funds' and the Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. government securities).

It is expected that each Fund will have a positive net income at the time of each determination thereof. If for any reason a Fund's net income is a negative amount, which could occur, for instance, upon default by an issuer of a portfolio security, the Funds would first offset the negative amount with respect to each shareholder account from the dividends declared during the month with respect to those accounts. If and to the extent that negative net income exceeds declared dividends at the end of the month, the Funds would reduce the number of outstanding Fund shares by treating each shareholder as having contributed to the capital of the Fund that number of full and fractional shares in his or her account which represents his or her share of the amount of such excess. Each shareholder would be deemed to have agreed to such contribution in these circumstances by his or her investment in any of the Funds.

SHORT/INTERMEDIATE FUND:

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by one or more pricing services, use of which has been approved by the Board of Trustees. In making such valuations, each pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair market value of such securities.

Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trustees. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired for the Fund was more than 60 days, unless this is determined not to represent fair value.



COMPUTATION OF PERFORMANCE

MONEY MARKET FUNDS:

The current and effective yields of the Funds may be used from time to time in shareholder reports or other communications to shareholders or prospective investors. Seven-day current yield is computed by dividing the net change in account value (exclusive of capital changes) of a hypothetical pre-existing account having a balance of one share at the beginning of a seven-day calendar period by the value of that account at the beginning of that period, and multiplying the return over the seven-day period by 365/7. For purposes of the calculation, net change in account value reflects the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but does not reflect realized gains or losses or unrealized appreciation or depreciation. In addition, the Trust may use an effective annualized yield quotation for the Fund computed on a compounded basis by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7, and subtracting 1 from the result. Based upon this latter method, the effective annualized yield for the seven-day calendar period ended June 30, 2005 was 2.68% for the Money Market Fund, 1.84% for the Tax Exempt Fund, and 2.54% for the Treasury Fund, respectively. Performance prior to February xx, 2006 is that of the Predecessor Funds. The Funds have the same investment objectives and policies as their respective Predecessor Fund.

The yield should not be considered a representation of the yield of the Funds in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held for the Funds, changes in interest rates on investments, and each Fund's expenses during the period.

Yield information may be useful for reviewing the performance of the Funds and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which pay a fixed yield for a stated period of time, each Fund's yield does fluctuate, and this should be considered when reviewing performance or making comparisons.

The Funds' "yield" and "effective yield" and "tax equivalent yield" may be used from time to time in shareholder reports or other communications to shareholders or prospective investors. Such yield figures are based on historical earnings and are not intended to indicate future performance. Performance information may include the Funds' investment results and/or comparisons of its investment results to various unmanaged indexes (such as 1-month LIBOR) and to investments for which reliable performance data is available. Performance information may also include comparisons to averages, performance rankings or other information prepared by recognized mutual fund statistical services. To the extent that unmanaged indexes are so included, the same indexes will be used on a consistent basis. The Funds' investment results as used in such communications are calculated in the manner set forth below.

The "yield" of each Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated). This income is then "annualized". That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Funds is assumed to be reinvested. The "effective yield" is slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

Short/Intermediate Fund:

The average annual total rate of return of the Short/Intermediate Fund is calculated for any period by (a) dividing (i) the sum of the aggregate NAV per share on the last day of the period of shares purchased with a $1,000 payment on the first day of the period and the aggregate NAV per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to shares purchased on the first day of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) $1,000, (b) raising the quotient to a power equal to 1 divided by the number of years in the period, and (c) subtracting 1 from the result.

The total rate of return of the Short/Intermediate Fund for any specified period is calculated by (a) dividing (i) the sum of the aggregate NAV per share on the last day of the period of shares purchased with a $1,000 payment on the first day of the period and the aggregate NAV per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to shares purchased on the first day of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) $1,000, and (b) subtracting 1 from the result.

The annualized total rate of return for the Short/Intermediate Fund for the fiscal year ended June 30, 2005 and the period July 23, 1992 (commencement of operations) to June 30, 2005 were 1.75% and 3.62%, respectively. The total rate of return for the Fund for the five year period ended June 30, 2005 was 3.28%. The total rate of return should not be considered a representation of the total rate of return of the Short/Intermediate Fund in the future since the total rate of return is not fixed. Actual total rates of return depend on changes in the market value of, and dividends and interest received from, the investments held by the Short/Intermediate Fund and the Short/Intermediate Fund's expenses during the period. Performance information prior to February xx, 2006 is that of the Predecessor Fund. The Fund has the same investment objective and policies as the Predecessor Fund.

The total rate of return should not be considered a representation of the total rate of return of the Short/Intermediate Fund in the future since the total rate of return is not fixed. Actual total rates of return depend on changes in the market value of, and dividends and interest received from, the investments held by the Short/Intermediate Fund and the Short/Intermediate Fund's expenses during the period.

Total rate of return information may be useful for reviewing the performance of the Short/Intermediate Fund and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which pay a fixed yield for a stated period of time, the Short/Intermediate Fund's total rate of return fluctuates, and this should be considered when reviewing performance or making comparisons.

Any "yield" quotation of the Short/Intermediate Fund consists of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a 30-day or one-month period and is calculated by (a) raising to the sixth power the sum of 1 plus the quotient obtained by dividing the Short/Intermediate Fund's net investment income earned during the period by the product of the average daily number of shares outstanding during the period that were entitled to receive dividends and the maximum offering price per share on the last day of the period, (b) subtracting 1 from the result, and (c) multiplying the result by 2.

Any tax equivalent yield quotation of the Short/Intermediate Fund is calculated as follows: If the entire current yield quotation for such period is tax-exempt, the tax equivalent yield is the current yield quotation divided by 1 minus a stated income tax rate or rates. If a portion of the current yield quotation is not tax-exempt, the tax equivalent yield is the sum of (a) that portion of the yield which is tax-exempt divided by 1 minus a stated income tax rate or rates, and (b) the portion of the yield which is not tax-exempt.

The 30-day yield and tax equivalent yield assuming a tax rate of 36% for the period ended June 30, 2005 were 2.13% and 3.33%, respectively. The yield should not be considered a representation of the yield of the Short/Intermediate Fund in the future since the yield is not fixed. Actual yields depend on the type, quality and maturities of the investments held for the Short/Intermediate Fund, changes in interest rates on investments, and the Short/Intermediate Fund's expenses during the period.

The Short/Intermediate Fund's performance may be used from time to time in shareholder reports or other communications to shareholders or prospective investors. Performance figures are based on historical earnings and are not intended to indicate future performance. Performance information may include the Short/Intermediate Fund's investment results and/or comparisons of its investment results to various unmanaged indexes (such as the Lehman 3-Year General Obligation Municipal Bond Index or the Merrill Lynch 0-3 Year General Obligation Municipal Bond Index) and to investments for which reliable performance data is available. Performance information may also include comparisons to averages, performance rankings or other information prepared by recognized mutual fund statistical services. To the extent that unmanaged indexes are so included, the same indexes are used on a consistent basis. The Short/Intermediate Fund's investment results as used in such communications are calculated on a total rate of return basis in the manner set forth below.

Period and average annualized "total rates of return" may be provided in such communications. The "total rate of return" refers to the change in the value of an investment in the Fund over a stated period based on any change in NAV per share and including the value of any shares purchasable with any dividends or capital gains distributions during such period. Period total rates of return may be annualized. An annualized total rate of return is a compounded total rate of return which assumes that the period total rate of return is generated over a one year period, and that all dividends and capital gains distributions are reinvested. An annualized total rate of return is slightly higher than a period total rate of return if the period is shorter than one year, because of the assumed reinvestment.

When Shares of a Fund are in existence for less than a year, a Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

PURCHASES AND REDEMPTIONS

A confirmation of each purchase and redemption transaction is issued upon execution of that transaction.

A shareholder's right to any redemption may be suspended for more than seven days: (i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when regular trading on such Exchange is restricted as determined by the SEC by rule or regulation, (ii) during periods in which an emergency exists which causes disposal of, or evaluation of the NAV of, portfolio securities to be unreasonable or impracticable, or
(iii) for such other periods as the SEC may permit.

Redemptions from the Funds are processed once a completed account application with a certified taxpayer identification number has been received.

In the event a shareholder redeems all shares held in a Fund at any time during the month, all accrued but unpaid dividends are included in the proceeds of the redemption and future purchases of shares of a Fund by such shareholder would be subject to the Fund's minimum initial purchase requirements.

The Trust reserves the right to discontinue, alter or limit the automatic reinvestment privilege at any time, but will provide shareholders prior written notice of any such discontinuance, alteration or limitation.

SHORT/INTERMEDIATE FUND ONLY:

The value of shares redeemed may be more or less than the shareholder's cost depending on the Fund's performance during the period the shareholder owned such shares.

FEDERAL TAXES

Each year, the Trust intends to continue to qualify the Funds and elect that each Fund be treated as a separate "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under Subchapter M of the Code the Fund is not subject to federal income taxes on amounts distributed to shareholders. A 4% non-deductible excise tax is imposed on each Fund to the extent that certain distribution requirements for each Fund for each calendar year are not met. The Trust intends to continue to meet such requirements. The Portfolio is also not required to pay any federal income or excise taxes.

Annual notification as to the tax status of capital gains distributions, if any, is provided to shareholders shortly after June 30, the end of the Funds' fiscal year. Additional tax information is mailed to shareholders in January. Under U.S. Treasury regulations, the Trust and each eligible institution are required to withhold and remit to the U.S. Treasury a portion (31%) of dividends and capital gains distributions on the accounts of those shareholders who fail to provide a correct taxpayer identification number (Social Security Number for individuals) or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to such withholdings. Prospective investors should submit an IRS Form W-9 to avoid such withholding.

This tax discussion is based on the tax laws and regulations in effect on the date of this SAI; however such laws and regulations are subject to change. Shareholders and prospective investors are urged to consult their tax advisors regarding specific questions relevant to their particular circumstances.

Return of Capital. If the NAV of shares is reduced below a shareholder's cost as a result of a dividend or capital gains distribution from a Fund, such dividend or capital gains distribution would be taxable even though it represents a return of invested capital.

Redemption of Shares. Any gain or loss realized on the redemption of shares by a shareholder who is not a dealer in securities is treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss. However, any loss realized by a shareholder upon the redemption of shares held one year or less is treated as a long-term capital loss to the extent of any long-term capital gains distributions received by the shareholder with respect to such shares. Additionally, any loss realized on a redemption or exchange shares is disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before such disposition, such as pursuant to reinvestment of a dividend or capital gains distribution.

Treatment of Distributions. The non-exempt portion of dividends is taxable as ordinary income, whether such dividends are paid in cash or reinvested in additional shares. These dividends are not eligible for the dividends-received deduction allowed to corporate shareholders. Capital gains distributions are taxable to shareholders as long-term capital gains, whether paid in cash or reinvested in additional shares and regardless of the length of time a particular shareholder has held shares of the Funds.

Other Taxes. The treatment of each Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Distributions to shareholders may be subject to additional state and local taxes. Shareholders are urged to consult their tax advisors regarding any state or local taxes.

TREASURY FUND ONLY:

Assets of the Treasury Fund are invested in direct obligations of the U.S. government, the interest from which is specifically exempted from state and local income taxes when held directly by taxpayers. All states by legislation or regulation allow the character of interest income from direct obligations of the U.S. government received by a regulated investment company organized as a series of a Massachusetts business trust, such as the Treasury Fund, to pass through to shareholders. However, a shareholder of the Treasury Fund is subject to state and local income taxes in most jurisdictions on the portion of dividends received from the Fund which is derived from income from repurchase agreements. It is the intention of the Investment Adviser to minimize the portion of the Treasury Fund's income which is derived from repurchase agreements to the extent practicable. The Trust intends to advise shareholders of the proportion of the Treasury Fund's dividends which is derived from interest on direct obligations of the U.S. government.

Shareholders are urged to consult their tax advisors regarding the possible exclusion for state and local income tax purposes of the portion of dividends paid from the Treasury Fund which is derived from interest on direct obligations of the U.S. government.

TAX EXEMPT AND SHORT/INTERMEDIATE FUND:

The exemption for federal income tax purposes of dividends derived from interest on municipal bonds does not necessarily result in an exemption under the income or other tax laws of any state or local taxing authority. Shareholders of the Tax Exempt and Short/Intermediate Funds may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities of the state in which they may reside but may be subject to tax on income derived from obligations of other jurisdictions. Shareholders are advised to consult with their own tax advisors about the status of distributions from the Tax Exempt and Short/Intermediate Funds in their own states and localities.

In accordance with the investment objective of the Tax Exempt and Short/Intermediate Funds, it is expected that the Funds' net income is attributable to interest from municipal bonds and, as a result, dividends to shareholders are designated by the Trust as "exempt interest dividends" under
Section 852(b) (5) of the Code, which may be treated as items of interest excludible from a shareholder's gross income. Although it is not intended, it is possible that the Tax Exempt and Short/Intermediate Funds may realize short-term capital gains or losses from securities transactions as well as taxable interest income depending on market conditions.

In accordance with Section 852(b)(5) of the Code, in order for the Tax Exempt Fund to be entitled to pay exempt interest dividends to shareholders, at the close of each quarter of its taxable year, at least 50% of the value of its total assets must consist of obligations whose interest is exempt from federal income tax.

The Code provides that interest on indebtedness incurred, or continued, to purchase or carry shares of the Tax Exempt or Short/Intermediate Fund is not deductible. Further, entities or persons who may be "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds should consult with their own tax advisors before purchasing shares of the Tax Exempt or the Short/Intermediate Fund.

MONEY MARKET FUNDS:

To maintain a constant $1.00 per share NAV, the Trustees may direct that the number of outstanding shares be reduced pro rata. If this adjustment is made, it will reflect the lower market value of portfolio securities and not realized losses.

DESCRIPTION OF SHARES

The Trust is an open-end management investment company organized on October 28, 2005, as Delaware statutory trust under the laws of Delaware. Its offices are located at 40 Water Street, Boston, Massachusetts 02109; its telephone number is (800) 625-5759. The Trust's Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. Each Fund share represents an equal proportionate interest in the Fund with each other share. Upon liquidation or dissolution of a Fund, that Fund's shareholders are entitled to share pro rata in the Fund's net assets available for distribution to its shareholders. Shares of each series participate equally in the earnings, dividends and assets of the particular series. Shares of each series are entitled to vote separately to approve advisory agreements or changes in investment policy, but shares of all series vote together in the election or selection of the Trust's Trustees, principal underwriters and auditors for the Trust. Upon liquidation or dissolution of the Trust, the shareholders of each series are entitled to share pro rata in the net assets of their respective series available for distribution to shareholders. The Trust reserves the right to create and issue additional series of shares. The Trust currently consists of nine series.

Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote. Shareholders in the Trust do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of the Trust may elect all of the Trustees of the Trust if they choose to do so and in such event the other shareholders in the Trust would not be able to elect any Trustee of the Trust. The Trust is not required and has no current intention to hold meetings of shareholders annually but the Trust will hold special meetings of shareholders when in the judgment of the Trust's Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees of the Trust by a specified number of shareholders) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees of the Trust. Shareholders also have the right to remove one or more Trustees of the Trust without a meeting by a declaration in writing by a specified number of shareholders. No material amendment may be made to the Trust's Declaration of Trust without the affirmative vote of the holders of a majority of its outstanding shares. Shares have no preference, pre-emptive, conversion or similar rights. Shares, when issued, are fully paid and non-assessable, except as set forth below. The Trust may enter into a merger or consolidation, or sell all or substantially all of its assets, if approved by the vote of the holders of two-thirds of its outstanding shares, except that if the Trustees of the Trust recommend such sale of assets, the approval by vote of the holders of a majority of the Trust's outstanding shares will be sufficient. The Trust may also be terminated upon liquidation and distribution of its assets, if approved by the vote of the holders of two-thirds of its outstanding shares.

Share certificates are not issued by the Trust.

The By-Laws of the Trust provide that the presence in person or by proxy of the holders of record of one half of the shares of a Fund outstanding and entitled to vote thereat shall constitute a quorum at all meetings of Fund shareholders, except as otherwise required by applicable law. The By-Laws further provide that all questions shall be decided by a majority of the votes cast at any such meeting at which a quorum is present, except as otherwise required by applicable law.

The Trustees of the Trust themselves have the power to alter the number and the terms of office of the Trustees of the Trust, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and to appoint their own successors; provided that at least two-thirds of the Trustees of the Trust have been elected by the shareholders.

The Declaration of Trust provides that, at any meeting of shareholders of a Fund, each Eligible Institution or Financial Intermediary may vote any shares as to which that Eligible Institution or Financial Intermediary is the agent of record and which are otherwise not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which that Eligible Institution or Financial Intermediary is the agent of record. Any shares so voted by an Eligible Institution or Financial Intermediary are deemed represented at the meeting for purposes of quorum requirements.

The Trust is an entity of the type commonly known as a Massachusetts business trust. Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder's incurring financial loss because of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

Whenever the Trust is requested to vote on a matter pertaining to the Portfolio, the Trust will vote its shares without a meeting of shareholders of the Fund if the proposal is one, if which made with respect to the Fund, would not require the vote of shareholders of the Fund as long as such action is permissible under applicable statutory and regulatory requirements. For all other matters requiring a vote, the Trust will hold a meeting of shareholders of the Fund and, at the meeting of investors in the Portfolio; the Trust will cast all of its votes in the same proportion as the votes of the Fund's shareholders even if all Fund shareholders did not vote. Even if the Trust votes all its shares at the Portfolio meeting, other investors with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio.

The Declaration of Trust further provides that obligations of the Trust are not binding upon the Trust's Trustees individually but only upon the property of the Trust and that the Trust's Trustees are not liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trust's Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

The Portfolio, in which all of the assets of the Money Market Fund are invested, is organized as a trust under the law of Delaware. The Portfolio's Declaration of Trust provides that the Money Market Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) are each liable for all obligations of the Portfolio. However, the risk of the Money Market Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Money Market Fund nor its shareholders will be adversely affected by reason of the investment of all of the assets of the Money Market Fund in the Portfolio.

Each investor in the Portfolio, including the Money Market Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange is open for regular trading and New York banks are open for business. At 4:00 p.m. (Eastern time) on each such business day, the value of each investor's beneficial interest in the Portfolio is determined by multiplying the NAV of the Portfolio by the percentage, effective for that day, which represents that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or withdrawals, which are to be effected on that day, are then effected. The investor's percentage of the aggregate beneficial interests in the Portfolio is then recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of 4:00 p.m. (Eastern time) on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate NAV of the Portfolio as of 4:00 p.m. (Eastern time) on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined is then applied to determine the value of the investor's interest in the Portfolio as of 4:00 p.m. (Eastern time) on the following business day of the Portfolio.

Interests in the Portfolio have no preference, preemptive, conversion or similar rights, and are fully paid and non-assessable. The Portfolio is not required to hold annual meetings of investors, but will hold special meetings of investors when, in the judgment of its trustees, it is necessary or desirable to submit matters for an investor vote. Each investor is entitled to a vote in proportion to the share of its investment in the Portfolio.

With respect to the Treasury Fund, the Tax Exempt Fund and the Short/Intermediate Fund, the Trust may, in the future, seek to achieve the Funds' investment objective by investing all of the Funds' investable assets in a no-load, diversified, open-end management investment company having substantially the same investment objective as those applicable to each Fund. In such event, each Fund would no longer directly require investment advisory services and therefore would pay no investment advisory fees. Further, the administrative services fee paid from each Fund would be reduced. Such an investment would be made only if the Trustees believe that the aggregate per share expenses of each Fund and such other investment company would be less than or approximately equal to the expenses which each Fund would incur if the Trust were to continue to retain the services of an investment adviser for the Fund and the assets of the Fund were to continue to be invested directly in portfolio securities.

It is expected that the investment in another investment company will have no preference, preemptive, conversion or similar rights, and will be fully paid and non-assessable. It is expected that the investment company will not be required to hold annual meetings of investors, but will hold special meetings of investors when, in the judgment of its trustees, it is necessary or desirable to submit matters for an investor vote. It is expected that each investor will be entitled to a vote in proportion to the share of its investment in such investment company. Except as described below, whenever the Trust is requested to vote on matters pertaining to the investment company, the Trust would hold a meeting of the Funds' shareholders and would cast its votes on each matter at a meeting of investors in the investment company proportionately as instructed by the Funds' shareholders.

However, subject to applicable statutory and regulatory requirements, the Trust would not request a vote of the Funds' shareholders with respect to (a) any proposal relating to the investment company in which the Funds' assets were invested, which proposal, if made with respect to the Funds, would not require the vote of the shareholders of the Funds, or (b) any proposal with respect to the investment company that is identical, in all material respects, to a proposal that has previously been approved by shareholders of the Funds.

PORTFOLIO BROKERAGE TRANSACTIONS

The securities in which the Funds invest are traded primarily in the over-the-counter market on a net basis and do not normally involve either brokerage commissions or transfer taxes. Where possible, transactions on behalf of the Funds are entered directly with the issuer or from an underwriter or market maker for securities involved. Purchases from underwriters of securities may include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include a spread between bid and asked price. The policy of the Funds regarding purchases and sales of securities is that primary consideration is given to obtaining the most favorable prices and efficient executions of transactions. In seeking to implement the Funds' policies, the Investment Adviser effects transactions with those brokers and dealers who the investment Adviser believes provide the most favorable prices and are capable of providing efficient executions. While reasonably competitive spreads or commissions are sought for the Funds, the Funds will not necessarily be paying the lowest spread or commission available. If the Investment Adviser believes such prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Funds or the Investment Adviser. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; and appraisals or evaluations of portfolio securities. For the fiscal years ended June 30, 2003, 2004 and 2005, the portfolio turnover rates for the Tax Free Short/Intermediate Fund were 82%, 90% and 89% respectively. Portfolio turnover rates shown were for the Predecessor Funds.

On those occasions when Brown Brothers Harriman deems the purchase or sale of a security to be in the best interests of a Fund or the Portfolio as well as other customers, Brown Brothers Harriman, to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions, if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction are made by Brown Brothers Harriman in the manner it considers to be most equitable and consistent with its fiduciary obligations to its customers, including the Funds or the Portfolio. In some instances, this procedure might adversely affect a Fund or the Portfolio.

Although the Funds and the Portfolio generally hold investments until maturity and do not seek profits through short-term trading, they may dispose of any portfolio security prior to its maturity if they believe such disposition advisable.

It is expected that the investment in another investment company will have no preference, preemptive, conversion or similar rights, and will be fully paid and non-assessable. It is expected that the investment company will not be required to hold annual meetings of investors, but will hold special meetings of investors when, in the judgment of its trustees, it is necessary or desirable to submit matters for an investor vote. It is expected that each investor will be entitled to a vote in proportion to the share of its investment in such investment company. Except as described below, whenever the Trust is requested to vote on matters pertaining to the investment company, the Trust would hold a meeting of the shareholders of the Short/Intermediate Fund and would cast its votes on each matter at a meeting of investors in the investment company proportionately as instructed by the Fund's shareholders.

However, subject to applicable statutory and regulatory requirements, the Trust would not request a vote of the shareholders of the Short/Intermediate Fund with respect to (a) any proposal relating to the investment company in which the Fund's assets were invested, which proposal, if made with respect to the Fund, would not require the vote of the shareholders of the Fund, or
(b) any proposal with respect to the investment company that is identical, in all material respects, to a proposal that has previously been approved by shareholders of the Fund.

BOND, NOTE AND COMMERCIAL PAPER RATINGS

MONEY MARKET FUND ONLY:
There is no additional percentage limitation with respect to investments in negotiable certificates of deposit, fixed time deposits and bankers' acceptances of U.S. branches of U.S. banks and U.S. branches of non-U.S. banks that are subject to the same regulation as U.S. banks. Since the Portfolio may contain U.S. dollar-denominated certificates of deposit, fixed time deposits and bankers' acceptances that are issued by non-U.S. banks and their non-U.S. branches, the Portfolio may be subject to additional investment risks with respect to those securities that are different in some respects from obligations of U.S. issuers, such as currency exchange control regulations, the possibility of expropriation, seizure or nationalization of non-U.S. deposits, less liquidity and more volatility in non-U.S. securities markets and the impact of political, social or diplomatic developments or the adoption of other foreign government restrictions which might adversely affect the payment of principal and interest on securities held by the Portfolio. If it should become necessary, greater difficulties might be encountered in invoking legal processes abroad than would be the case in the United States. Issuers of non-U.S. bank obligations may be subject to less stringent or different regulations than are U.S. bank issuers, there may be less publicly available information about a non-U.S. issuer, and non-U.S. issuers generally are not subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. Income earned or received by the Portfolio from sources within countries other than the United States may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States, however, may reduce or eliminate such taxes. All such taxes paid by the Portfolio would reduce its net income available for distribution to investors (i.e., the Fund and other investors in the Portfolio); however, the Investment Adviser would consider available yields, net of any required taxes, in selecting securities of non-U.S. issuers. While early withdrawals are not contemplated, fixed time deposits are not readily marketable and may be subject to early withdrawal penalties, which may vary. Assets of the Portfolio are not invested in obligations of Brown Brothers Harriman, or the Distributor, or in the obligations of the affiliates of any such organization. Assets of the Portfolio are also not invested in fixed time deposits with a maturity of over seven calendar days, or in fixed time deposits with a maturity of from two business days to seven calendar days if more than 10% of the Portfolio's net assets would be invested in such deposits.

BOND, NOTE AND COMMERCIAL PAPER RATINGS

Moody's

Aaa, Aa and A - Bonds rated Aaa are judged to be of the "Best Quality". The rating of Aa is assigned to bonds that are of "high quality by all standards", but long-term risks appear somewhat larger than Aaa rated bonds. The Aaa and Aa rated bonds are generally known as "high grade bonds". The foregoing ratings for bonds are sometimes presented in parentheses preceded with a "con" indicating that the bonds are rated conditionally. Issues rated Aaa or Aa may be further modified by the numbers 1, 2 or 3 (3 being the highest) to show relative strength within the rating category. Bonds for which the security depends upon the completion of some act or upon the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Such parenthetical rating denotes the probable credit stature upon completion of construction or elimination of the basis of the condition. Bonds rated A are considered as upper medium grade obligations. Principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Standard & Poor's

AAA, AA and A - The AAA rating is the highest rating assigned to debt obligations and indicates an extremely strong capacity to pay principal and interest. Bonds rated AA are considered "high grade", are only slightly less marked than those of AAA ratings and have the second strongest capacity for payment of debt service. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat susceptible to adverse effects or changes in circumstances and economic conditions. Bonds rated AA or A may be modified with a plus (+) or a minus (-) sign to show relative strength within the rating category. The foregoing ratings are sometimes followed by a "p" indicating that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. Although a provisional rating addresses credit quality subsequent to completion of the project, it makes no comment on the likelihood of, or the risk of default upon failure of, such completion.

Fitch

AAA, AA and A - Bonds rated AAA are considered to be investment grade and of the highest quality. The obligor has an extraordinary ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of high quality. The obligor's ability to pay interest and repay principal, while very strong, is somewhat less than for AAA rated securities or more subject to possible change over the term of the issue. Bonds rated A are considered to be investment grade and of good quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Note and Variable Rate Investment Ratings

Moody's - MIG-1 and MIG-2. Notes rated MIG-1 are judged to be of the best quality, enjoying strong protection from established cash flow of funds for their services or from established and broad-based access to the market for refinancing or both. Notes rated MIG-2 are judged to be of high quality with ample margins of protection, through not as large as MIG-1.

S&P - SP-1 and SP-2. SP-1 denotes a very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics are given a plus (+) designation (SP-1+). SP-2 denotes a satisfactory capacity to pay principal and interest.

Fitch - F-1+, F-1 and F-2. Notes assigned F-1+ are regarded as having the strongest degree of assurance for timely payment. An F-1 rating reflects an assurance of timely payment only slightly less in degree than an F-1+ rating. Notes assigned F-2 have a satisfactory degree of assurance for timely payment, but margins of protection are not as great as for issues rated F-1+ and F-1. The symbol LOC may follow a note rating which indicates that a letter of credit issued by a commercial bank is attached to the note.

Corporate Commercial Paper Ratings

Moody's - Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Prime-1 indicates highest quality repayment capacity of rated issue.

S&P - Commercial Paper ratings are a current assessment of the likelihood of timely payment of debts having an original maturity of no more than 365 days. Issues rated A-1 have the greatest capacity for timely payment. Issues rated "A-1+" are those with an "overwhelming degree of credit protection."

Fitch - Commercial Paper ratings reflect current appraisal of the degree of assurance of timely payment. F-1+ issues are regarded as having the strongest degree of assurance for timely payment. An F-1 rating reflects an assurance of timely payment only slightly less in degree than an F-1+ rating. The symbol LOC may follow either category and indicates that a letter of credit issued by a commercial bank is attached to the commercial paper.

Other Considerations

The ratings of S&P, Moody's and Fitch represent their respective opinions of the quality of the securities they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, coupon and rating may have different yields and securities of the same maturity and coupon with different ratings may have the same yield.

Among the factors considered by Moody's in assigning bond, note and commercial paper ratings are the following: (i) evaluation of the management of the issuer; (ii) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (iii) evaluation of the issuer's products in relation to competition and customer acceptance; (iv) liquidity; (v) amount and quality of long-term debt; (vi) trend of earnings over a period of 10 years; (vii) financial strength of a parent company and the relationships which exist with the issuer; and (viii) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Among the factors considered by S&P in assigning bond, note and commercial paper ratings are the following: (i) trend of earnings and cash flow with allowances made for unusual circumstances, (ii) stability of the issuer's industry, (iii) the issuer's relative strength and position within the industry and (iv) the reliability and quality of management.

ADDITIONAL INFORMATION

As used in this SAI and the Prospectus, the term "majority of the outstanding voting securities" (as defined in the 1940 Act) currently means the vote of
(i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or represented by proxy; or (ii) more than 50% of the outstanding voting securities, whichever is less.

Fund shareholders receive semi-annual reports containing unaudited financial statements and annual reports containing financial statements audited by independent auditors.

With respect to the securities offered by the Prospectus, this Statement of Additional Information and the Prospectus do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C. or by calling 1-202-942-8090. Additionally, this information is available on the EDGAR database at the SEC's Internet site at http://www.sec.gov. A copy may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Statements contained in this SAI and the Prospectus concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement. Each such statement is qualified in all respects by such reference.

A copy of the Declaration of Trust establishing the Trust is on file in the office of the Secretary of the Commonwealth of Massachusetts.

Other mutual funds or institutional investors may invest in the Portfolio on the same terms and conditions as the Money Market Fund. However, these other investors may have different operating expenses which may generate different aggregate performance results. Information concerning other investors in the Portfolio is available from Brown Brothers Harriman.

The Trust may withdraw the Money Market Fund's investment in the Portfolio as a result of certain changes in the Portfolio's investment objective, policies or restrictions or if the Board of Trustees of the Trust determines that it is otherwise in the best interests of the Money Market Fund to do so. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including the investment of all of the assets of the Money Market Fund in another pooled investment entity or the retaining of an investment adviser to manage the Money Market Fund's assets in accordance with the investment policies described above with respect to the Portfolio. In the event the Trustees of the Trust were unable to accomplish either, the Trustees will determine the best course of action.

FINANCIAL STATEMENTS

The Annual Reports of the Funds dated June 30, 2005 have been filed with the SEC pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder and is hereby incorporated herein by reference. Copies of the Annual Reports will be provided without charge to each person receiving this SAI.


Appendix - Listing of Service Providers
The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Legal Counsel
Sullivan & Cromwell LLP
Service Providers
Federated Services Company
Edgewood Services, Inc.
ReedSmith LLP
Security Pricing Services
ITG, Inc.
FT Interactive
Reuters, Inc.
Ratings Agencies
Interactive Date Corp
Moody's Investor Service
Standard & Poor's




PART C.     OTHER INFORMATION.

Item 22.    Exhibits:
            --------

                  (a)   (i)   Conformed copy of Declaration of Trust of
                              the Registrant; +
                       (ii)   Comformed copy of the Certificate of
                              Trust of the Registrant;+
                  (b)         Copy of By-Laws of the Registrant; +
                  (c)         Copy of Specimen Certificate for Shares
                              of Beneficial Interest of the Registrant;
                              to be filed by amendment
                  (d)         Conformed copy of Investment Advisory
                              Contract of the Registrant; to be filed
                              by amendment
                  (e)         Copy of Distributor's Contract of the
                              Registrant; to be filed by amendment
                  (f)         Not applicable;
                  (g)         (i) Conformed copy of Custodian Agreement
                              of the Registrant; to be filed by
                              amendment
                              (ii) Conformed copy of Custodian Fee
                              Schedule; to be filed by amendment
                  (h)         Conformed copy of Amended and Restated
                              Agreement for Fund Accounting Services,
                              Administrative Services, Shareholder
                              Transfer Agency Services and Custody
                              Services Procurement; to be filed by
                              amendment
                  (i)         Conformed copy of Opinion and Consent of
                              Counsel as to legality of shares being
                              registered; to be filed by amendment
                  (j)         Conformed copy of Consent of Independent
                              Public Accountants; to be filed by
                              amendment
                  (k)         Not applicable;
                  (l)         Conformed copy of Initial Capital
                              Understanding; to be filed by amendment
                  (m)         Not applicable;
                  (n)         Not applicable;
                  (o)         Conformed copy of Powers of Attorney of
                              Registrant; +
                  (p)         Code of Ethics; to be filed by amendment

Item 23.    Persons Controlled by or Under Common Control with
            ---------------------------------------------------
            the Fund:  to be filed by amendment
            --------

Item 24.    Indemnification:
            ---------------

            Indemnification is provided to Officers and Trustees of the Registrant pursuant to Section 4 of Article XI of Registrant's Declaration of Trust. The Investment Advisory Contract provides that, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the obligations or duties under the Investment Advisory Contract on the part of Adviser, Adviser shall not be liable to the Registrant or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding, or sale of any security. Registrant's Trustees and Officers are covered by an Investment Trust Errors and Omissions Policy.

            Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, Officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, Officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

            Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made
            (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an Officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

ITEM 25.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.
            ----------------------------------------------------

     The Registrant's investment adviser, Brown Brothers Harriman, is a New York limited partnership. Brown Brothers Harriman conducts a general banking business and is a member of the New York Stock Exchange.


     To the knowledge of the Registrant, none of the general partners or officers of Brown Brothers Harriman is engaged in any other business, profession, vocation or employment of a substantial nature.



Item 26.    Principal Underwriters:

      (a)   Edgewood Services, Inc. the Distributor for shares of
the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant: BBH Fund,
Inc., BBH Trust, Excelsior Funds, Inc., Excelsior Institutional
Trust, Excelsior Tax-Exempt Funds, Inc., Hibernia Funds, The
Huntington Funds, Huntington VA Funds, MTB Group of Funds and
WesMark Funds.
      (b)
      (1)                     (2)                           (3)
Name and Principal            Positions and Offices         Positions
and Offices
 Business Address                With Distributor            With
------------------            ------------------------      -----------------
Registrant
----------
Charles L. Davis, Jr.         President,
5800 Corporate Drive          Edgewood Services, Inc.        President
Pittsburgh, PA 15237-7002                               Chief Executive
                               Officer
                                                              Trustee


Thomas R. Donahue             Director and Executive              --
5800 Corporate Drive          Vice President,
Pittsburgh, PA 15237-7002     Edgewood Services, Inc.

Peter J. Germain              Director,                           --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

John B. Fisher                Director,
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

James F. Getz                 Director,                           --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Denis McAuley II              Director and Treasurer              --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Christine Johnston            Vice President,                     --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

C. Todd Gibson                Secretary,                          --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Richard A. Novak              Assistant Treasurer,
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

(c) Not applicable


ITEM 27.    LOCATION OF ACCOUNTS AND RECORDS.
            ---------------------------------

          All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of:

         BBH Trust
         40 Water Street
         Boston, MA 02109

         Brown Brothers Harriman
         59 Wall Street
         New York, NY 10005
         (investment adviser)

         Brown Brothers Harriman Trust Company, LLC
         63 Wall Street
         New York, NY 10005
         (administrator)

         Federated Services Company
         Federated Investors Tower
         1001 Liberty Avenue
         Pittsburgh, PA 15222-3779
         (subadministrator)

         Edgewood Services, Inc.
         Federated Investors Tower
         1001 Liberty Avenue
         Pittsburgh, PA 15222-3779
         (placement agent)

         Brown Brothers Harriman & Co.
         40 Water Street
         Boston, MA 02109
         (custodian)

         Forum Financial Services, LLC
         Two Portland Square
         Portland, ME 04101
         (transfer agent)


ITEM 28.    MANAGEMENT SERVICES.
            --------------------

      Other than as set forth under the caption "Management of the Trust" in the Prospectus constituting Part A of this Registration
Statement, Registrant is not a party to any management-related service contract.


ITEM 29.    UNDERTAKINGS.
            -------------

      (a) If the information called for by Item 5A of Form N-1A is contained in the latest annual report to shareholders, the Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.


                               SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, BBH Trust, has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 31st day of October, 2005.

                                BBH TRUST

                        By: /s/ Charles L. Davis
    Charles L. Davis, President, Chief Executive Officer and Trustee

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated above.






SIGNATURE
TITLE

/s /Judith J. Mackin.                                       Trustee,
----------------------
Principal Financial Officer and
Judith J. Mackin
Treasurer